N-4		12 Months Ended
	Apr. 20, 2026 USD ($) yr	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Prospectus:
Document Type	N-4
Entity Registrant Name	Brighthouse Life Insurance Company
Entity Central Index Key	0002041679
Entity Investment Company Type	N-4
Document Period End Date	Apr. 20, 2026
Amendment Flag	false
Brighthouse Shield Level Pay Plus II
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Credits are Based in Part on Index Performance [Text Block]	Each Shield Option also has a Rate Crediting Type. The Cap Rate, Step Rate, and Step Rate Edge (each, a “Rate Crediting Type”) are the three ways we offer that you can potentially receive positive interest based on the performance of an Index. We limit the positive Index Performance used in calculating the interest credited to a Shield Option at the Term End Date through the Cap Rate, Step Rate, or Step Rate Edge. Positive interest may be credited up to the specified Cap Rate or equal to the specified Step Rate or Edge Rate. •The Cap Rate is the maximum rate that may be credited at the Term End Date based on Index Performance. For example, if you invest in a Shield Option with a 10% Cap Rate, and the Index Performance is 15% at the end of the Term, the Performance Rate will be 10% (the Index Performance up to the Cap Rate), meaning that we will increase the Investment Amount associated with the Shield Option by 10%.•The Step Rate is the rate credited at the Term End Date if the Index Performance is equal to or greater than zero. For example, if you invest in a Shield Option with an 8% Step Rate, and the Index Performance is 15% at the end of the Term, the Performance Rate will be 8% (the Step Rate), meaning that we will increase the Investment Amount associated with the Shield Option by 8%.•For Shield Options with Step Rate Edge, the Edge Rate is the rate credited at the Term End Date if the Index Performance is equal to or greater than the Shield Rate. For example, if you invest in a Shield Option with a 10% Shield Rate and a 7% Edge Rate, and the Index Performance at the end of the Term is 3% (Index Performance greater than the Shield Rate), the Performance Rate will equal the Edge Rate, or 7%. This means that we will increase the Investment Amount associated with the Shield Option by 7%. Similarly, if the Index Performance is -10% (Index Performance equal to the Shield Rate), the Performance Rate will also equal the Edge Rate, or 7%. On the other hand, if the Index Performance is -15% (Index Performance less than the Shield Rate), the Performance Rate will equal -5% (the negative Index Performance in excess of the Shield Rate). This means that we will decrease the Investment Amount associated with the Shield Option by -5%.Shield Options with a Cap Rate are described in the Cap Rate Shield Option Rider attached to your Contract. Shield Options with a Step Rate are described in the Step Rate Shield Option Rider attached to your Contract. Shield Options with Step Rate Edge are described in the Step Rate Edge Shield Option Rider attached to your Contract. New Cap Rates, Step Rates, and Edge Rates are declared for each subsequent Term, subject to the minimum guaranteed rates for each Rate Crediting Type. The Minimum Guaranteed Cap Rate for your Contract is the amount shown in the Cap Rate Shield Option Rider attached to your Contract, but will not be less than 2%. The Minimum Guaranteed Step Rate for your Contract is the amount shown in the Step Rate Shield Option Rider attached to your Contract, but will not be less than 2%. The Minimum Guaranteed Edge Rate for your Contract is the amount shown in the Step Rate Edge Shield Option Rider attached to your Contract, but will not be less than 2%. There are two ways you may find out what the renewal Cap Rates, Step Rates, and Edge Rates will be for a subsequent Term. Thirty (30) days before the current Term expires, we will send you a notification, written or electronic depending on your selected preferences, indicating your maturing Shield Options and how you can obtain the different Shield Options available at the Term End Date, including the new Cap Rates, Step Rates, Edge Rates, and the interest rate for the Fixed Account. You may also access our website at https://www.brighthousefinancial.com/products/rates/ where at least two months of renewal rates for the Rate Crediting Types and the interest rate for the Fixed Account are posted – i.e., for the current month and the following month. See “RATE CREDITING TYPES” for more information.
Index-Linked Option Overview, Investor Could Lose Money if Index Declines [Text Block]	You could lose a significant amount of money if the Index declines in value.
Index-Linked Option Overview, Guaranteed Minimum Limit on Index Losses [Text Block]	The Minimum Guaranteed Cap Rate for your Contract is the amount shown in the Cap Rate Shield Option Rider attached to your Contract, but will not be less than 2%. The Minimum Guaranteed Step Rate for your Contract is the amount shown in the Step Rate Shield Option Rider attached to your Contract, but will not be less than 2%. The Minimum Guaranteed Edge Rate for your Contract is the amount shown in the Step Rate Edge Shield Option Rider attached to your Contract, but will not be less than 2%.
Index-Linked Option Overview, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	We do not guarantee that there will always be a Shield Option under the Contract that provides this minimum amount of downside protection; however, there will always be at least one Shield Option available with a minimum of 5% downside protection. Consequently, if we were to offer only one Shield Option, you would be limited to investing in that one Shield Option. If that Shield Option does not meet your investment objectives or financial goals, you could transfer to the Fixed Account (if available at that time and subject to applicable conditions described in the “TRANSFERS” section, including the requirement to remain invested in the Fixed Account until the Fixed Account Term End Date), Surrender your Contract and/or invest in another investment vehicle. If you Surrender your Contract, you might incur taxes, tax penalties, Withdrawal Charges, or an Interim Value calculation. If you invest in another investment vehicle, that investment may have different features, fees and risks than your Contract.
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]
Fees, Expenses and Adjustments	Location in the Prospectus
Are There Charges or Adjustments for Early Withdrawals?
Yes.
If you withdraw money from the Contract within the first 6 full Contract Years after the Issue Date of your Contract, you may be assessed a Withdrawal
Charge of up to 7% of the amount withdrawn in excess of the Free Withdrawal
Amount, declining to 0% over that time period.
For example, if you make a withdrawal, you could pay a Withdrawal Charge of up to $7,000 on a $100,000 investment. This loss will be greater if there is a negative Interim Value, taxes, or tax penalties.
If all or a portion of the Account Value is removed from a Shield Option or from the Contract before the end of a Term, we will apply an Interim Value calculation, which may be negative. In extreme circumstances, you could lose up to 100% of the value of your Shield Option if you make a withdrawal,
Surrender, or otherwise remove amounts from the Shield Options before the
Term End Date due to a negative Interim Value.
For example, if you allocate $100,000 to a Shield Option with a 3-year Term, and later withdraw the entire amount before the Term has ended, you could lose up to $100,000 of your investment. This loss will be greater if you also have to pay a Withdrawal Charge, taxes, and tax penalties.
Between the Term Start Date and the Term End Date, we use the Interim Value
to calculate the amount that is available for (1) annuitization; (2) death benefits; (3) withdrawals (including RMDs and payments under the GLWB rider); (4) Surrenders; or (5) if applicable, on a Contract Anniversary, to determine any automatic Step-Up of the GLWB Base and to deduct the Rider
Charge.
FEE TABLE CHARGES, FEES, AND ADJUSTMENTS INTERIM VALUE CALCULATION
Are There Transaction Charges?	No. Other than Withdrawal Charges and the Interim Value calculation, you will not be charged for other transactions.	FEE TABLE CHARGES, FEES, AND ADJUSTMENTS
Are There Ongoing Fees and Expenses?
Yes.
The table below describes the fees and expenses that you may pay each year.
Please refer to your Contract specifications page for information about the specific fees you will pay each year.
There is an implicit ongoing fee on the Shield Options to the extent that your participation in Index gains is limited by us through the use of the
Cap Rate, Step Rate, or Edge Rate. This means that your returns may be lower than the Index’s returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses. This implicit ongoing fee is not reflected in the tables below.
FEE TABLE CHARGES, FEES, AND ADJUSTMENTS
	Annual Fee	Minimum	Maximum
	Base Contract[1]	See GLWB Supplement[2]	See GLWB Supplement[2]
[1] Referred to elsewhere in this prospectus as the Rider Fee Rate, which is deducted as a percentage of the GLWB Base each Contract Anniversary.
[2] The supplement that must accompany this prospectus contains the current Rider Fee Rate and terms of the GLWB Rider applicable to your Contract. For the Market Growth with Rollup version of the GLWB rider, the Rollup Rate is applied to the GLWB Base before the Rider Charge is deducted.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add Withdrawal Charges and negative Interim Value calculations that substantially increase costs.

	Lowest Annual Cost: See GLWB Supplement	Highest Annual Cost: See GLWB Supplement
	Assumes:	Assumes:
●Investment of $100,000 ●5% annual appreciation ●Market Growth version of the GLWB rider ●No sales charges ●No additional transfers or withdrawals ●No Withdrawal Charges ●No Interim Value calculation
●Investment of $100,000
●5% annual appreciation
●Market Growth with Rollup version
of the GLWB rider
●No sales charges
●No additional transfers or
withdrawals
●No Withdrawal Charges
●No Interim Value calculation

Charges for Early Withdrawals [Text Block]
Are There Charges or Adjustments for Early Withdrawals?
Yes.
If you withdraw money from the Contract within the first 6 full Contract Years after the Issue Date of your Contract, you may be assessed a Withdrawal
Charge of up to 7% of the amount withdrawn in excess of the Free Withdrawal
Amount, declining to 0% over that time period.
For example, if you make a withdrawal, you could pay a Withdrawal Charge of up to $7,000 on a $100,000 investment. This loss will be greater if there is a negative Interim Value, taxes, or tax penalties.
If all or a portion of the Account Value is removed from a Shield Option or from the Contract before the end of a Term, we will apply an Interim Value calculation, which may be negative. In extreme circumstances, you could lose up to 100% of the value of your Shield Option if you make a withdrawal,
Surrender, or otherwise remove amounts from the Shield Options before the
Term End Date due to a negative Interim Value.
For example, if you allocate $100,000 to a Shield Option with a 3-year Term, and later withdraw the entire amount before the Term has ended, you could lose up to $100,000 of your investment. This loss will be greater if you also have to pay a Withdrawal Charge, taxes, and tax penalties.
Between the Term Start Date and the Term End Date, we use the Interim Value
to calculate the amount that is available for (1) annuitization; (2) death benefits; (3) withdrawals (including RMDs and payments under the GLWB rider); (4) Surrenders; or (5) if applicable, on a Contract Anniversary, to determine any automatic Step-Up of the GLWB Base and to deduct the Rider
Charge.
FEE TABLE CHARGES, FEES, AND ADJUSTMENTS INTERIM VALUE CALCULATION

Surrender Charge Phaseout Period, Years | yr	6
Surrender Charge (of Amount Surrendered) Maximum [Percent]	7.00%
Surrender Charge Example Maximum [Dollars]	$ 7,000
Transaction Charges [Text Block]
Are There Transaction Charges?	No. Other than Withdrawal Charges and the Interim Value calculation, you will not be charged for other transactions.	FEE TABLE CHARGES, FEES, AND ADJUSTMENTS

Key Information, Transactions Subject to Contract Adjustment [Text Block]	No. Other than Withdrawal Charges and the Interim Value calculation, you will not be charged for other transactions.
Ongoing Fees and Expenses [Table Text Block]
Are There Ongoing Fees and Expenses?
Yes.
The table below describes the fees and expenses that you may pay each year.
Please refer to your Contract specifications page for information about the specific fees you will pay each year.
There is an implicit ongoing fee on the Shield Options to the extent that your participation in Index gains is limited by us through the use of the
Cap Rate, Step Rate, or Edge Rate. This means that your returns may be lower than the Index’s returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses. This implicit ongoing fee is not reflected in the tables below.
FEE TABLE CHARGES, FEES, AND ADJUSTMENTS
	Annual Fee	Minimum	Maximum
	Base Contract[1]	See GLWB Supplement[2]	See GLWB Supplement[2]
[1] Referred to elsewhere in this prospectus as the Rider Fee Rate, which is deducted as a percentage of the GLWB Base each Contract Anniversary.
[2] The supplement that must accompany this prospectus contains the current Rider Fee Rate and terms of the GLWB Rider applicable to your Contract. For the Market Growth with Rollup version of the GLWB rider, the Rollup Rate is applied to the GLWB Base before the Rider Charge is deducted.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add Withdrawal Charges and negative Interim Value calculations that substantially increase costs.

	Lowest Annual Cost: See GLWB Supplement	Highest Annual Cost: See GLWB Supplement
	Assumes:	Assumes:
●Investment of $100,000 ●5% annual appreciation ●Market Growth version of the GLWB rider ●No sales charges ●No additional transfers or withdrawals ●No Withdrawal Charges ●No Interim Value calculation
●Investment of $100,000
●5% annual appreciation
●Market Growth with Rollup version
of the GLWB rider
●No sales charges
●No additional transfers or
withdrawals
●No Withdrawal Charges
●No Interim Value calculation

Base Contract (N-4) Footnotes [Text Block]	Referred to elsewhere in this prospectus as the Rider Fee Rate, which is deducted as a percentage of the GLWB Base each Contract Anniversary.[2] The supplement that must accompany this prospectus contains the current Rider Fee Rate and terms of the GLWB Rider applicable to your Contract. For the Market Growth with Rollup version of the GLWB rider, the Rollup Rate is applied to the GLWB Base before the Rider Charge is deducted.
Index-Linked Option, Implicit Ongoing Fees [Text Block]	There is an implicit ongoing fee on the Shield Options to the extent that your participation in Index gains is limited by us through the use of the Cap Rate, Step Rate, or Edge Rate.
Index-Linked Option, Implicit Ongoing Fees Return may be Lower than the Index Return [Text Block]	This means that your returns may be lower than the Index’s returns.
Index-Linked Option, Implicit Ongoing Fees Provide Some Protection from Index Losses [Text Block]	In return for accepting this limit on Index gains, you will receive some protection from Index losses.
Index-Linked Option, Implicit Ongoing Fees Not Reflected [Text Block]	This implicit ongoing fee is not reflected in the tables below.
Risks [Table Text Block]
Risks
Is there a Risk of Loss from Poor Performance?
Yes. You can lose money by investing in the Contract.

●The currently offered Shield Options provide that we will absorb losses at least equal to 10%, 15%, and 25%. Under these Shield Options, the maximum amount of loss you could experience due to negative index performance at the end of a Term, after taking into account these levels of protection, would be: 90% for 10% downside protection; 85%
for 15% downside protection; and 75% for 25% downside protection.
●We do not guarantee that there will always be a Shield Option under the Contract that provides this minimum amount of downside
protection; however, there will always be at least one Shield Option available with a minimum of 5% downside protection.
PRINCIPAL RISKS OF INVESTING IN THE CONTRACT SHIELD RATES
Is this a Short-Term Investment?	No. The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.	PRINCIPAL RISKS OF INVESTING IN
What are the Risks Associated with the Investment Options?
An investment in the Contract is subject to the risks of poor investment performance and can vary depending on the performance of the Allocation
Options available under the Contract (e.g., the Shield Options). Each Allocation
Option (including the Fixed Account) will have its own unique risks. You should review the available Allocation Options before making an investment decision.
The Cap Rate, Step Rate, and Step Rate Edge (the Rate Crediting Types), as
applicable, will limit positive Index returns (e.g., limited upside). This may result in you earning less than the Index return. For example:
PRINCIPAL RISKS OF INVESTING IN THE CONTRACT INDICES SHIELD RATES
What are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to us. Any obligations (including under any Fixed Account and Shield Options), guarantees, or benefits are subject to our claims-paying ability. More information about us, including our appliable financial strength ratings, is available upon request by contacting us at (888) 243-1968.
PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

Investment Restrictions [Text Block]	Yes.●Limits on transfers.○Transfers may only be made during the Accumulation Period, and only to or from the Fixed Account, to or from the Shield Option(s), and from the Holding Account.○Transfers may not be made into the Holding Account.○Transfers among the Fixed Account and the Shield Options may only be made during the Transfer Period at the end of each Term.○Transfers from the Holding Account may only be made on a Contract Anniversary.○The minimum transfer amount is $500.●The availability of Allocation Options may vary depending on the selling firm through which your Contract is sold.●Your selling firm may choose not to recommend certain Shield Options described in this prospectus when your Contract is issued or at the Term End Date.●We can add or discontinue any Shield Option. We are not obligated to offer any one particular Shield Option, but after your Contract is issued, there will always be one Shield Option available, although it may not be substantially similar to any one of the currently available Shield Options.●We have the right to substitute a comparable index prior to the Term End Date if any Index is discontinued or we determine that our use of such Index should be discontinued because we are no longer licensed to use the Index, the method of calculation of the Index Value is substantially changed, or if Index Values become unavailable for any reason.●We may change Cap Rates, Step Rates, and Edge Rates declared for the Shield Options from one Term to the next, subject to the minimum guaranteed rates.●Each Shield Option’s Shield Rate is guaranteed not to change for the life ofthe currently offered Shield Options. However, we may add or discontinue any Shield Option, so the Shield Rates offered under the Contract may change from one Term to the next.●We may change the interest rate for the Fixed Account declared from one Fixed Account Term to the next, subject to the Minimum Guaranteed Interest rate applicable to any Contract, which will not be less than 1%.●The Contract is a single premium product. Additional Purchase Payments will not be accepted.
Key Information, Benefit Restrictions [Text Block]	Yes.●Subject to certain conditions, Contract benefits may be modified or terminated by the Company.●The GLWB rider is automatically issued with your Contract, and we charge an annual fee for this benefit (regardless of whether you utilize the benefit).●The GLWB rider cannot be cancelled by you. There are circumstances in which we will terminate the GLWB rider.●If the GLWB rider is terminated before your Annual Benefit Commencement Date, you will have paid for the GLWB rider without receiving any lifetime income payments.●If the GLWB rider is terminated, it cannot be reinstated.●Investment restrictions may apply after the Annual Benefit Commencement Date, as specified in the GLWB Supplement applicable to your Contract.●Early Withdrawals and Excess Withdrawals will reduce the payments under the GLWB rider or, if such withdrawals reduce the Account Value to zero, eliminate the guarantee.○Early Withdrawals and Excess Withdrawals will result in a reduction of your GLWB Base and Net Purchase Payment Amount. Such reductions may be significant and may be more than the amount of the withdrawal.○Excess Withdrawals taken after the Annual Benefit Commencement Date will reduce the Annual Benefit Payment for the new GLWB Base, which is multiplied by the applicable Withdrawal Rate.●All payments under the GLWB rider taken from the Shield Options prior to the end of a Term will result in an Interim Value calculation, and a proportionate reduction to the Investment Amount associated with the Shield Option.●All withdrawals (including RMDs, payments under the GLWB rider, and the Rider Charge) will reduce the death benefit. Rider Charges will reduce any Account Value death benefit, but will not reduce any death benefit based on return of Purchase Payment. Such reductions may be significant and may be more than the amount of the withdrawal and may even terminate the benefit.●The availability of Contract benefits may vary depending on the selling firm or state through which your Contract is sold.
Tax Implications [Text Block]	You should consult with a tax professional to determine the tax implications of an investment in and Purchase Payments received under the Contract. There is no additional tax benefit to you if the Contract is purchased through a tax-qualified plan or individual retirement account (IRA). Withdrawals will be subject to ordinary income tax and may be subject to tax penalties.
Investment Professional Compensation [Text Block]	Your financial professional may receive compensation for selling this Contract to you in the form of commissions, additional cash benefits (e.g., bonuses), and non-cash compensation. This conflict of interest may influence your financial professional to recommend this Contract over another investment forwhich the financial professional is not compensated or compensated less.
Exchanges [Text Block]	If you already own an insurance contract, some financial professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is preferable for you to purchase the new contract rather than continue to own the existing Contract.
Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]	FEE TABLEThe following tables describe the fees expenses, and adjustments that you will pay when buying, owning, and Surrendering or making withdrawals from an Allocation Option or from the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year. The first table describes the fees, and expenses that you will pay at the time that you buy the Contract, Surrender or make withdrawals from an Allocation Option or from the Contract, or transfer Account Value between Allocation Options. State premium taxes may also be deducted. Transaction Expenses
Withdrawal Charge(1) (as a percentage of the amount withdrawn in excess of the Free Withdrawal Amount)	7%
(1)The Withdrawal Charge is not assessed during the Annuity Period and in certain other instances. See “When No Withdrawal Charge Applies” under “CHARGES, FEES, AND ADJUSTMENTS” section in the prospectus for a list of withdrawal charge waivers. Withdrawal Charges are calculated at the time of each withdrawal in accordance with the following schedule (See “Withdrawal Charge” under “CHARGES, FEES, AND ADJUSTMENTS” section in the prospectus for more information).
Number of Complete Contract Years since Issue Date	Withdrawal Charge percentage
0	7%
1	7%
2	6%
3	5%
4	4%
5	3%
6 or more	0%
The next table describes the adjustments, in addition to any transaction expenses, that apply if all or a portion of the Account Value is removed from an Allocation Option or from the Contract before the expiration of a specified period.
Adjustments
Interim Value Maximum Potential Loss(1) (as a percentage of the Investment Amount in the Shield Option)	100%(2)
(1)An Interim Value adjustment is not an explicit charge. It is an adjustment that we use between the Term Start Date and the Term End Date to calculate the amount that is available for (1) annuitization; (2) death benefits; (3) withdrawals (including RMDs and payments under the GLWB rider); (4) Surrenders; or (5) if applicable, on a Contract Anniversary, to determine any automatic Step-Up of the GLWB Base and to deduct the Rider Charge.(2)In extreme circumstances, you could lose up to 100% of the value of your Shield Option if you make a withdrawal or Surrender the Contract during a Term. The maximum potential loss would only occur if the Index price has declined to zero and there is a full withdrawal of the Interim Value from the Shield Option before the Term End Date.The next table describes the fees and expenses that you will pay each year during the time that you own the Contract.
Annual Contract Expenses
Base Contract Expenses(1)
(as a percentage of the GLWB Base each Contract Anniversary)	2.00%
(1)Referred to elsewhere in this prospectus as the Rider Fee Rate. This is the maximum Rider Fee Rate for the GLWB rider. The supplement that must accompany this prospectus contains the current Rider Fee Rate and terms of the GLWB Rider applicable to your Contract. The GLWB rider may not be voluntarily cancelled by you, but there are circumstances in which it will terminate. For the Market Growth with Rollup version of the GLWB rider, the Rollup Rate is applied to the GLWB Base before the Rider Charge is deducted.In addition to the fees described above, we limit the amount you can earn on the Shield Options. This means your returns may be lower than the Index’s returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses.
Transaction Expenses [Table Text Block]	Transaction Expenses
Withdrawal Charge(1) (as a percentage of the amount withdrawn in excess of the Free Withdrawal Amount)	7%
(1)The Withdrawal Charge is not assessed during the Annuity Period and in certain other instances. See “When No Withdrawal Charge Applies” under “CHARGES, FEES, AND ADJUSTMENTS” section in the prospectus for a list of withdrawal charge waivers. Withdrawal Charges are calculated at the time of each withdrawal in accordance with the following schedule (See “Withdrawal Charge” under “CHARGES, FEES, AND ADJUSTMENTS” section in the prospectus for more information).
Number of Complete Contract Years since Issue Date	Withdrawal Charge percentage
0	7%
1	7%
2	6%
3	5%
4	4%
5	3%
6 or more	0%

Deferred Sales Load (of Purchase Payments), Current [Percent]	7.00%
Deferred Sales Load, Footnotes [Text Block]	The Withdrawal Charge is not assessed during the Annuity Period and in certain other instances. See “When No Withdrawal Charge Applies” under “CHARGES, FEES, AND ADJUSTMENTS” section in the prospectus for a list of withdrawal charge waivers. Withdrawal Charges are calculated at the time of each withdrawal in accordance with the following schedule (See “Withdrawal Charge” under “CHARGES, FEES, AND ADJUSTMENTS” section in the prospectus for more information).
Number of Complete Contract Years since Issue Date	Withdrawal Charge percentage
0	7%
1	7%
2	6%
3	5%
4	4%
5	3%
6 or more	0%

Contract Adjustments, Fee Table [Table Text Block]	The next table describes the adjustments, in addition to any transaction expenses, that apply if all or a portion of the Account Value is removed from an Allocation Option or from the Contract before the expiration of a specified period.
Adjustments
Interim Value Maximum Potential Loss(1) (as a percentage of the Investment Amount in the Shield Option)	100%(2)
(1)An Interim Value adjustment is not an explicit charge. It is an adjustment that we use between the Term Start Date and the Term End Date to calculate the amount that is available for (1) annuitization; (2) death benefits; (3) withdrawals (including RMDs and payments under the GLWB rider); (4) Surrenders; or (5) if applicable, on a Contract Anniversary, to determine any automatic Step-Up of the GLWB Base and to deduct the Rider Charge.(2)In extreme circumstances, you could lose up to 100% of the value of your Shield Option if you make a withdrawal or Surrender the Contract during a Term. The maximum potential loss would only occur if the Index price has declined to zero and there is a full withdrawal of the Interim Value from the Shield Option before the Term End Date.
Annual Contract Expenses [Table Text Block]	The next table describes the fees and expenses that you will pay each year during the time that you own the Contract.
Annual Contract Expenses
Base Contract Expenses(1)
(as a percentage of the GLWB Base each Contract Anniversary)	2.00%
(1)Referred to elsewhere in this prospectus as the Rider Fee Rate. This is the maximum Rider Fee Rate for the GLWB rider. The supplement that must accompany this prospectus contains the current Rider Fee Rate and terms of the GLWB Rider applicable to your Contract. The GLWB rider may not be voluntarily cancelled by you, but there are circumstances in which it will terminate. For the Market Growth with Rollup version of the GLWB rider, the Rollup Rate is applied to the GLWB Base before the Rider Charge is deducted.In addition to the fees described above, we limit the amount you can earn on the Shield Options. This means your returns may be lower than the Index’s returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses.
Base Contract Expense (of Average Account Value), Current [Percent]	2.00%
Base Contract Expense, Footnotes [Text Block]	Referred to elsewhere in this prospectus as the Rider Fee Rate. This is the maximum Rider Fee Rate for the GLWB rider. The supplement that must accompany this prospectus contains the current Rider Fee Rate and terms of the GLWB Rider applicable to your Contract. The GLWB rider may not be voluntarily cancelled by you, but there are circumstances in which it will terminate. For the Market Growth with Rollup version of the GLWB rider, the Rollup Rate is applied to the GLWB Base before the Rider Charge is deducted.
Index-Linked Option Fee Table, Limits Positive Returns Note [Text Block]	In addition to the fees described above, we limit the amount you can earn on the Shield Options. This means your returns may be lower than the Index’s returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses.
Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]	PRINCIPAL RISKS OF INVESTING IN THE CONTRACT The purchase of the Contract involves certain risks. You should carefully consider the following factors, in addition to the matters set forth elsewhere in the prospectus, prior to purchasing the Contract. Risk of Loss There is a risk of substantial loss of your principal (unless you allocated your entire Purchase Payment to the Fixed Account) because you agree to absorb all losses at the end of the Term that exceed the Shield Rate for the Shield Options you select under the Contract. This means that if a negative Index Performance for a Shield Option you select exceeds the corresponding Shield Rate at the Term End Date, you will bear the portion of the loss that exceeds the Shield Rate. Between the Term Start Date and the Term End Date, annuitization, death benefit payments, withdrawals (including RMDs, payments under the GLWB rider, and the Rider Charge), Surrenders, and any automatic Step-Up of the GLWB Base will be based on the Interim Values of the Shield Options. To determine the Interim Value, we apply a formula which does not reflect the actual performance of the applicable Index, but rather a determination of the value of hypothetical underlying investments at the time of the Interim Value calculation. The Interim Value calculated may be less than the Investment Amount at the time the Interim Value is calculated even if the current Index Value is higher than it was on the Term Start Date. Additionally, the Shield Rate and the Rate Crediting Type only apply to amounts held in the investment until the Term End Date. This means that the Interim Value does not receive the protection from loss provided by the Shield Rate, or the application of the Rate Crediting Type. The Interim Value could be more or less than the amount you would receive had you held the Shield Option until the Term End Date, after the Performance Rate Adjustment. There is a substantial risk of loss in connection with transactions from the Shield Options before the Term End Date, as discussed below under “Effect of Withdrawals, Surrender, Annuitization or Death.” A negative Interim Value could result in a loss beyond the protection of the Shield Rate. In extreme circumstances, you could lose up to 100% of the value of your Shield Option if you make a withdrawal, Surrender, or otherwise remove amounts from the Shield Options before the Term End Date. Withdrawals from the Shield Options before a Term End Date could have adverse impacts even if the Index Value has increased at the time of the calculation because the withdrawal will not allow you to participate in the Index Performance for the Term with your entire Investment Amount. Amounts withdrawn before the end of the Term will not be credited with positive interest, if any, at the end of the Term. If you withdraw Account Value allocated to a Shield Option during a Term, the withdrawal will reduce the Investment Amount for that Shield Option by the same percentage that the Interim Value of that Shield Option was reduced by the withdrawal. A proportional reduction may be larger than the dollar amount of your withdrawal even if the Index Value has increased. Reductions to the Investment Amount will have an adverse impact on the Interim Value for that Shield Option for the remainder of the Term and, as a result, the positive interest, if any, credited to the remaining Investment Amount on the Term End Date will be less than if you had not taken a withdrawal. Liquidity Risk The Contract is intended for retirement savings or other long-term investment purposes. The benefits of tax deferral and living benefit protection also mean the Contract is more beneficial to investors with a long-time horizon. The Contract is unsuitable as a short-term savings vehicle. Withdrawals (including RMDs) and Surrenders from the Contract may be subject to Withdrawal Charges. Withdrawals (including RMDs and withdrawals under the GLWB rider) and Surrenders may also be subject to income taxes and income tax penalties if taken before age 59½. Additionally, withdrawals (including RMDs, withdrawals under the GLWB rider, and Rider Charge deductions), Surrenders, death benefit payments, and annuitization from the Shield Options before the Term End Date will be based on the Interim Values of the Shield Options, which may result in loss. See “Risk of Loss” above. No Ownership of the Underlying Securities When you purchase the Contract and allocate your Purchase Payment to a Shield Option(s), you will not be investing in the Index or the securities tracked by the Index. Charges and Adjustments Upon Taking a Withdrawal You may withdraw some or all of your money at any time prior to the Annuity Date; however, any applicable Withdrawal Charge is calculated as a percentage of the amount withdrawn. After the first Contract Year, the Contract provides for limited free access to your money, called the Free Withdrawal Amount. If you withdraw an amount that is greater than the Free Withdrawal Amount for your Contract, you may be subject to a Withdrawal Charge which will reduce the amount that is payable to you. For example, assume you make a $100,000 Purchase Payment at Contract issue. If your Account Value is $80,000 in the beginning of the sixth (6th) Contract Year and you take a full withdrawal from your Contract, the Free Withdrawal Amount is $8,000 (10% of $80,000) and a Withdrawal Charge percentage of 3% is applied to the remaining amount. This is a 3% reduction of your Account Value, less the Free Withdrawal Amount ($72,000 = $80,000 – $8,000). The Withdrawal Charge would be $2,160 (3% of $72,000). This results in a cash value of $77,840 paid to you ($77,840 = $80,000 – $2,160). For any withdrawal taken on a Term End Date, a Performance Rate Adjustment, as of the date of the withdrawal, will apply. For any withdrawal taken between the Term Start Date and the Term End Date, we use an Interim Value calculation, which will reduce the Investment Amount for that Shield Option by the percentage reduction in the Interim Value of that Shield Option. The Performance Rate Adjustment, if negative, and proportional reduction may be substantial. Since withdrawal amounts from a Shield Option will reduce the Investment Amount for that Shield Option by the percentage reduction in the Interim Value of that Shield Option, a withdrawal when Interim Value is less than the Investment Amount will cause a greater percentage reduction in the Investment Amount that remains in your Shield Option relative to the percentage reduction for the same withdrawal amount when Interim Value is greater than the Investment Amount. If you Surrender your Contract (because of an Early Withdrawal or an Excess Withdrawal), a pro rata portion of the Rider Charge will be assessed based on the full numbers of months from the last Contract Anniversary to the date of the withdrawal. Effect of Withdrawals, Surrender, Annuitization or Death •The calculation of your Interim Value may result in an amount that is less than the amount you would receive had you held the investment until the Term End Date. If you take a withdrawal when Index Performance is negative, your remaining Investment Amount may be significantly less than if you waited to take the withdrawal when Index Performance was positive. For more information on how we determine Interim Value and the potential adverse impacts of a withdrawal before the Term End Date, see “Risk of Loss” above. ○If you Surrender your Contract prior to the Term End Date, we will pay the Interim Value, which may be less than if you held the Contract until all of your Shield Options reached their Term End Dates. ○If you die (unless your Contract was issued with the Return of Premium death benefit), we will pay your beneficiary the Interim Value. We will not pay any death benefit to your Beneficiary if you are receiving monthly payments because your Account Value is reduced to zero. ○If your Contract is annuitized between the Term Start Date and Term End Date, we will use the Interim Value to calculate the Annuity Payments you will receive based on the applicable Annuity Option. In deciding on an Annuity Date, you should take into consideration the Term End Dates of your Shield Options relative to the Annuity Date you have chosen. Additionally, if you annuitize your Contract, the GLWB rider terminates. •If you take a withdrawal (including RMDs, payments under the GLWB rider, and the Rider Charge) your Account Value will be reduced by the amount withdrawn proportionally from your Shield Options, the Fixed Account, and the Holding Account unless you tell us from which specific Allocation Options, in which you currently have any Account Value, where the withdrawal should be taken. •All withdrawals will reduce the death benefit, perhaps significantly, and the reduction could be greater than the amount of the withdrawal. •If you Surrender your Contract, elect to receive Annuity Payments under your Contract, change the Owner or Joint Owner (or Annuitant, if the Owner is a non-natural person) or assign your Contract, a portion of the Rider Charge will be assessed based on the full number of months from the last Contract Anniversary to the date of the withdrawal, the beginning of Annuity Payments, the change of Owner/Annuitant, or the assignment. •If your Account Value falls below the Minimum Account Value as a result of a withdrawal, unless the withdrawal is for your Annual Benefit Payment or Remaining Annual Benefit Payment under the GLWB rider, we may terminate your Contract. (See “WITHDRAWAL PROVISIONS.”) For all other Contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals. •You are still eligible to receive lifetime payments under the GLWB rider as long as the Early Withdrawal or Excess Withdrawal did not cause your Account Value to decline to zero. An Early Withdrawal or an Excess Withdrawal that reduces the Account Value to zero will terminate the Contract and cause lifetime payments to not be available. You should note, however, that even if your Account Value is not reduced to zero, Early Withdrawals and Excess Withdrawals will reduce the GLWB Base and Net Purchase Payment Amount. Those reductions may be significant and could have the effect of, in turn, reducing or eliminating the guarantees of the GLWB rider.Limitations on Transfers You may make transfers between the Fixed Account and the Shield Option(s) and from the Holding Account to the Fixed Account and the Shield Options only during the Transfer Period. You cannot make transfers outside the Transfer Period and you cannot (i) transfer out of a current Shield Option to another Shield Option or the Fixed Account until the Term End Date of the current Shield Option, (ii) transfer out of the Fixed Account to a Shield Option until the Fixed Account Term End Date (which will not be less than one (1) year), or (iii) transfer from the Holding Account to a Shield Option or the Fixed Account until the next Contract Anniversary. In all cases, the amount transferred can only be transferred to new Shield Options or the Fixed Account. This may limit your ability to react to market conditions. In addition, you should understand that for renewals into the same Shield Option, a new Cap Rate, Step Rate, or Edge Rate as applicable, will be declared and will go into effect on the Contract Anniversary that coincides with the Term Start Date of the new Shield Option. Moreover, at the Term End Date, the Investment Amount allocated to the Shield Option that has reached its Term End Date will be automatically renewed into the same Shield Option, subject to the new Cap Rate, Step Rate, or Edge Rate, as applicable, declared for that Term, unless you instruct us to transfer such amount into a different Shield Option(s) or the Fixed Account. If the same Shield Option is no longer available for investment at the Term End Date, the Investment Amount will automatically be transferred to the Fixed Account (if available), or to the Holding Account. Additionally, any Fixed Account Value will remain in the Fixed Account for another Term, subject to the new interest rate declared for that Term, unless you instruct us to transfer such amount to a Shield Option(s). If the Fixed Account is no longer available at the Fixed Account Term End Date, the Fixed Account Value will automatically be transferred into the Holding Account. Account Value automatically renewed or transferred in the absence of transfer instructions from you may not be transferred again until the next Transfer Period coinciding with a Term End Date. You have the Transfer Period to notify us that you want to transfer some or all of your Investment Amount to a new Shield Option(s) or the Fixed Account. Thus, failure to provide such instructions during the Transfer Period will result in an automatic renewal for a period of at least one (1) year. Availability of Shield Options Your selling firm may choose not to recommend certain Shield Options described in this prospectus when your Contract is issued or at the Term End Date. See Appendix I – Financial Intermediary Variations. Additionally, we reserve the right to change the duration of any new Shield Options, stop offering any of the Shield Options or suspend offering any of the Shield Options. We may also add Shield Options in the future. We are not obligated to offer any one particular Shield Option, but after your Contract is issued, there will always be at least one Shield Option available at the Term End Date, with a minimum of 5% downside protection. Consequently, if we were to offer only one Shield Option, you would be limited to investing in that one Shield Option. If that Shield Option does not meet your investment objectives or financial goals, you could transfer to the Fixed Account (if available at that time and subject to applicable conditions described in the “TRANSFERS” section, including the requirement to remain invested in the Fixed Account until the Fixed Account Term End Date), Surrender your Contract and/or invest in another investment vehicle. If you Surrender your Contract, you might incur taxes, tax penalties, Withdrawal Charges, or an Interim Value calculation. If you invest in another investment vehicle, that investment may have different features, fees and risks than your Contract. Similarly, a particular Shield Option may not be available for you to transfer your Investment Amount or Fixed Account Value into after a Term End Date or the Fixed Account Term End Date. If the same Shield Option is no longer available at the Term End Date, the Investment Amount in the applicable Shield Option(s) will automatically transfer into the Fixed Account at the Term End Date, unless you instruct us otherwise during the Transfer Period. The amounts transferred to the Fixed Account must remain in the Fixed Account until the Fixed Account Term End Date (which, currently, will not be less than one (1) year). The Investment Amount held in the Fixed Account may earn a return that is less than the return you might have earned if those amounts were held in a Shield Option. If we exercise this right, your ability to increase your Account Value and, consequently, increase your death benefit will be limited. If the Fixed Account is not available, the Investment Amount will automatically transfer into the Holding Account unless you instruct us otherwise. The transfer procedures and requirements while the GLWB rider is in effect differ from the transfer procedures and requirements after the GLWB rider is terminated. For a detailed explanation of the transfer procedures and requirements, see the “TRANSFERS” section. Risks Associated with the Referenced Indices Each of the reference Indices is a “price return index,” not a “total return index,” and therefore does not reflect dividends declared by any of the component companies in the Index. This will reduce the Index Performance and will cause the Index to underperform a direct investment in the securities composing the Index. Because the S&P 500® Index, the Russell 2000® Index, the MSCI EAFE Index, and the Nasdaq-100 Index® are each comprised of a collection of equity securities, in each case the value of the component securities is subject to market risk, or the risk that market fluctuations may cause the value of the component securities to go up or down, sometimes rapidly and unpredictably. In addition, the value of equity securities may increase or decline for reasons directly related to the issuers of the securities. (See “INDICES” and “SHIELD RATES.”) In addition, each Index has its own unique risks, as follows: •S&P 500® Index. This Index is composed of equity securities issued by large-capitalization (“large cap”) U.S. companies. In general, it is more difficult for large-cap companies to pivot their strategies quickly in response to changes in their industry. In addition, because they typically are more well-established, it is rare to see large-cap companies have the high growth rates that can be seen with successful small-capitalization (“small cap”) companies.•Russell 2000® Index. This Index is composed of equity securities of small-cap U.S. companies. Generally, the securities of small-cap companies are more volatile and riskier than the securities of larger companies. Small-cap companies are more likely to fail than larger companies.•MSCI EAFE Index. The MSCI EAFE Index is comprised of equity securities of large- and mid-capitalization (“mid-cap”) companies and it is designed to measure the equity market performance of developed markets, including countries in Europe, Australia, and the Far East. In general, large-cap companies may be unable to respond quickly in response to changes in their industry and new competitive challenges and may not be able to attain the high growth rates of successful smaller companies. The securities of mid-cap companies may be more volatile and may involve more risk than the securities of larger companies. Securities issued by non-U.S. companies (including related depositary receipts) are subject to the risks related to investments in foreign markets (e.g., increased price volatility; changing currency exchange rates; and greater political, regulatory, and economic uncertainty).•Nasdaq-100 Index®. The Nasdaq-100® Index is comprised of equity securities of the largest U.S. and non-U.S. companies listed on The Nasdaq Stock Market across all major industry groups except the financial industry. To the extent that the Nasdaq-100® Index is comprised of securities issued by companies in a particular sector, that company’s securities may not perform as well as companies in other sectors or the market as a whole. Any component securities issued by non-U.S. companies (including related depositary receipts) are subject to the risks related to investments in foreign markets (e.g., increased price volatility; changing currency exchange rates; and greater political, regulatory, and economic uncertainty).An Index May be Substituted We have the right to substitute a comparable index prior to the Term End Date if any Index is discontinued or we determine that our use of such Index should be discontinued because we are no longer licensed to use the Index, the method of calculation of the Index Value is substantially changed, or if Index Values become unavailable for any reason. We would attempt to choose a substitute index that has a similar investment objective and risk profile to the replaced index. In the event that a similar index is not found, we will substitute the original Index with a domestic or international broad-based securities market index. A Shield Option will not end prior to the Term End Date due to our inability to find a similar index. The substituted Index may not be acceptable to you, and you will be unable to transfer your Investment Amount in the associated Shield Option to another Shield Option(s) or the Fixed Account (if available) until the Transfer Period coinciding with the Term End Date. If you no longer want to remain invested in that Shield Option for the remainder of the Term, your only option will be to withdraw the related Investment Amount. If you withdraw the Investment Amount, the amount withdrawn will be the Interim Value. See “Risk of Loss” above for more information about the risks of withdrawals based on Interim Value. Additionally, you might incur Withdrawal Charges, taxes, and tax penalties. Upon substitution of an Index, we will calculate your Index Performance on the replaced Index up until the date of substitution and the substitute Index from the date of substitution to the Term End Date. An Index substitution will not change the Shield Rate, Cap Rate, Step Rate, or Edge Rate for an existing Shield Option. The performance of the new Index may not be as good as the one that it substituted and as a result your Index Performance may have been better if there had been no substitution. Shield Rate Risks For all Shield Options, if negative Index Performance exceeds the corresponding Shield Rate at the Term End Date, you will bear the portion of the loss that exceeds the Shield Rate. Under the currently offered Shield Rates, the maximum amount of loss you could experience due to negative index performance at the end of a Term, after taking into account these levels of protection, would be: 90% for 10% downside protection; 85% for 15% downside protection; and 75% for 25% downside protection. We do not guarantee that there will always be a Shield Option under the Contract that provides this minimum amount of downside protection; however, there will always be at least one Shield Option available with a minimum of 5% downside protection. Shield Options with Higher Shield Rates In deciding whether to choose a Shield Option with a higher Shield Rate, you should consider that Shield Options with higher Shield Rates tend to have lower Cap Rates, Step Rates, and Edge Rates, as applicable, than Shield Options with lower Shield Rates that have the same index and term. This is because of the additional protection provided by the higher Shield Rates. Rate Crediting Type Risks The Cap Rate, Step Rate, or Edge Rate may limit any positive Index Performance used in calculating the Performance Rate credited on the Term End Date. This means that the Performance Rate may be lower than the Index Performance because any positive return of the respective Index is subject to a maximum in the form of the Cap Rate, Step Rate, or Edge Rate. We set Cap Rates, Step Rates, and Edge Rates at our discretion, subject to the minimum guaranteed rates shown in the applicable Shield Option Riders attached to your Contract. You bear the risk that we will not set these higher than the minimum guaranteed rates. For Shield Options with Step Rate Edge, there could be situations when a small difference in the Index Performance results in significantly different Performance Rates. For example, if Index Performance is -9.5%, the Shield Rate is 10% and the Edge Rate is 7%, the Performance Rate will equal the Edge Rate, or 7%. On the other hand, if Index Performance is -10.5% and the Shield Rate is 10%, the Performance Rate will equal -0.5%. Issuing Company No company other than BLIC has any legal responsibility to pay amounts that BLIC owes under the Contract. An Owner should look to the financial strength of BLIC for its claims-paying ability. Systematic Withdrawal Program If you choose to receive Annual Benefit Payments under the GLWB rider, you may elect the Systematic Withdrawal Program to provide automated processing of amounts withdrawn from your Contract, subject to program terms. While the Systematic Withdrawal Program is in effect, you can make additional withdrawals outside of the program. However, such withdrawals that exceed the Annual Benefit Payment will be considered Excess Withdrawals, may be subject to a Withdrawal Charge and will reduce the GLWB Base and Net Purchase Payment Amount. See “WITHDRAWAL PROVISIONS – Systematic Withdrawal Program” for availability and other restrictions. GLWB Risks The GLWB rider is automatically included with your Contract and cannot be cancelled. There are circumstances in which we will terminate the GLWB rider. If the GLWB rider is terminated before your Annual Benefit Commencement Date, you will have paid for the GLWB rider without receiving any lifetime income payments. In such circumstances, the Rider Charge for the GLWB rider will not be refunded. If the GLWB rider is terminated, it cannot be reinstated. If you take an Early Withdrawal or Excess Withdrawal, we will reduce the payments under the guarantee or, if such withdrawals reduce the Account Value to zero, eliminate the guarantee. Investment restrictions may apply after the Annual Benefit Commencement Date, as specified in the GLWB Supplement applicable to your Contract. We determine your Annual Benefit Payment under the GLWB rider using your GLWB Base and, depending on your Account Value, either the Withdrawal Rate or the Lifetime Guarantee Rate, each such rate specified in the GLWB Supplement. Early Withdrawals and Excess Withdrawals will result in a reduction of your GLWB Base and Net Purchase Payment Amount and such reductions may be significant. Excess Withdrawals taken after the Annual Benefit Commencement Date will reduce the Annual Benefit Payment to the new GLWB Base multiplied by the applicable Withdrawal Rate. Payments under the GLWB rider that are taken from the Shield Options during a Term will be based on Interim Values and may reduce your Account Value and death benefit by a value greater than the amount withdrawn. If you change Owners or assign all or a portion of the Contract, the GLWB rider may terminate. A Beneficiary who is not a spouse may continue the Contract; however, the GLWB rider will terminate. We offer two variations of the GLWB rider: Market Growth and Market Growth with Rollup. With Market Growth, you are eligible for an Automatic Step-Up increase of the GLWB Base on each Contract Anniversary prior to the Contract Owner’s 91st birthday if the Account Value exceeds the GLWB Base. For the Market Growth with Rollup, you are eligible for a Rollup Rate increase during the first 10 Contract Years (only if no withdrawals occurred in the previous Contract Year) and, if applicable, an Automatic Step-Up if the Account Value exceeds the GLWB Base after we apply the Rollup Rate . The Rider Charge is deducted from your Account Value for the prior Contract Year on the Contract Anniversary prior to taking into account any Automatic Step-Up. For Market Growth with Rollup, the Rollup Rate, if applicable to the previous Contract Year, is applied before deducting any Rider Charge and before taking into account any Automatic Step-Up occurring on such Contract Anniversary. This will result in a higher Rider Charge amount than the Market Growth version of the GLWB rider. Cybersecurity and Certain Business Continuity Risks Our business is largely conducted through complex information technology and communications systems operated by us and our service providers and business partners (e.g., the firms involved in the distribution and sale of our products). Our operations rely on the secure processing, storage and transmission of data and confidential and other information in our systems and the systems of third-party service providers. We have established administrative and technical controls and business continuity and resilience plans to protect our operations against attempts by unauthorized third parties to improperly access, modify, disrupt the operation of, or prevent access to critical networks or systems or data within them (a “cyber-attack”). Despite these protocols, the techniques used to attack systems and networks change frequently, are becoming more sophisticated, and can originate from a wide variety of sources including internal actors (through malicious or accidental acts), terrorists, nation states, financially or politically motivated actors, or other third parties, such as external service providers. Furthermore, the rapid evolution and increased adoption of artificial intelligence technologies may intensify our cybersecurity risks, including the deployment of artificial intelligence technologies (“AI”) by malicious third parties and threat actors that may increase in sophistication and effectiveness in the future. There may be an increased risk of cyber-attacks that may adversely disrupt or degrade our operations and compromise our data during periods of geo-political or military conflict. There is also a chance that certain risks have not been identified or prepared for, or that an attack may not be detected which limits our ability, as well as that of our service providers and business partners, to plan for or respond to, an attack. A failure of our computer systems could cause significant interruptions in our operations, compromise the security, confidentiality or privacy of sensitive data, and otherwise adversely affect our business and ability to administer the Contracts. Unanticipated problems with, or failures, of, our disaster recovery systems and business continuity plans could also have a material, negative impact on our ability to conduct business and on our financial condition and operations, as well on individual Owners and their Contracts. Our operations also could be negatively impacted by a cyber-attack or system failure affecting a third party, such as a service provider, business partner, another participant in the financial markets or a governmental or regulatory authority. Disruptions or failures to our operations, systems and networks can originate from a wide variety of sources including, but not limited to, a disaster such as a natural catastrophe, epidemic or pandemic crisis, military or terrorist actions, cyber-attack, and unanticipated problems with our or our service providers’ disaster recovery systems (and the disaster recovery systems of such vendors’ suppliers, vendors, or subcontractors). Such disasters and events may adversely affect our ability to conduct business or administer the contract. Cyber-attacks and disruptions or failures to our systems and business operations could result in regulatory fines or sanctions, litigation, penalties or financial losses, reputational harm, loss of customers, and/or otherwise adversely affect our business. Such events could also interfere with our processing of Contract transactions, including the processing of transfer orders from our website; impact our ability to calculate Contract values; cause the release and/or possible loss, misappropriation or corruption of data or confidential Owner or business information; or impede order processing or cause other operational issues. We cannot control the cybersecurity plans and systems implemented by third parties, including service providers. Although we continually make efforts to identify and reduce our exposure to cybersecurity risks and operations failures, there can be no assurance that we or our third party service providers will be able to detect, manage, prevent, or avoid cyber-attacks, disruptions, or failures affecting your Contract in the future.
Index-Linked Option Details [Line Items]
Index-Linked Option Details, Description [Text Block]	SHIELD OPTIONS The Brighthouse Shield Level Pay Plus® II Annuity is not a variable annuity where your account value varies based on the investment performance of the underlying portfolios you choose, rather the Shield Options offer potential interest based upon index performance. This potential interest—the Performance Rate Adjustment—may be a positive or negative percentage or zero. You may allocate your Purchase Payment to one or more of the available Shield Options and the Fixed Account. When you allocate your Purchase Payment to a Shield Option(s), you will not be investing in the Index or the securities tracked by the Index for the Shield Options you select, or in a mutual fund or exchange traded fund that also tracks the Index. Based upon the Index Performance of the Index associated with the Shield Option, a Performance Rate Adjustment will be applied to the Investment Amount in that Shield Option on the Term End Date. Given that Index Performance may be positive, zero or negative, your Performance Rate Adjustment may be positive, zero or negative. The Rider Charge is deducted from your Account Value for the prior Contract Year on the Contract Anniversary prior to taking into account any Automatic Step-Up. We calculate the Interim Value of each Shield Option on any Business Day other than the Term Start Date and Term End Date. If applicable, the Interim Value is the amount that is available for annuitization, death benefits, withdrawals, Surrenders, and, if applicable, the Interim Value is also used on a Contract Anniversary to determine any automatic Step-Up of the GLWB Base and to deduct the Rider Charge. You could lose a significant amount of money if the Index Value declines. It is possible for you to lose a portion of the Purchase Payment and any earnings invested in the Contract. The Performance Rate Adjustment is based on a certain amount of protection against decreases in an Index Value and a limitation on potential positive interest based on an Index Value. The extent of the downside protection varies by the Shield Rate you select. If you access amounts in the Shield Options before the Term End Date (through a withdrawal, Surrender, death benefit payment, or annuitization), we will instead calculate the Interim Value of your investment in the Shield Amount. The Interim Value is calculated on each Business Day between the Term Start Date and the Term End Date. You could lose a significant amount of money due to an Interim Value calculation (and any associated proportional reduction to the Investment Amount associated with the Shield Option) if amounts are removed from a Shield Option. (See “Interim Value Calculation” under “CHARGES. FEES. AND ADJUSTMENTS.”) You have the opportunity to allocate your Investment Amount to any of the Shield Options described below, subject to the requirements, limitations and procedures disclosed in the prospectus. We are not obligated to offer any one particular Shield Option and your selling firm may limit the Shield Options available through that firm when your Contract is issued. See Appendix I – Financial Intermediary Variations. After the Contract is issued, there will always be at least one Shield Option available with a minimum of 5% downside protection. If we were to offer only one Shield Option, you would be limited to investing in that one Shield Option. If that Shield Option does not meet your investment objectives or financial goals, you could transfer to the Fixed Account, Surrender your Contract and/or invest in another investment vehicle. If you Surrender your Contract, you might incur taxes, tax penalties, Withdrawal Charges, or an Interim Value calculation. If you invest in another investment vehicle, that investment may have different features, fees, and risks than your Contract. Each Shield Option has an associated (i) Term, (ii) Index, (iii) Shield Rate and (iv) Rate Crediting Type you select.Information regarding the features of each currently offered Shield Option, including (i) its name, (ii) its type (e.g., market Index, exchange-traded fund, etc.), or a brief statement describing the assets that the Index seeks to track (e.g., U.S. large-cap equities), (iii) its Term, (iv) its Rate Crediting Type, (v) its Shield Rate, and (vi) its Minimum Guaranteed Cap Rate, Step Rate, or Edge Rate, is available in an appendix to this prospectus. See “Appendix A – Investment Options Available Under the Contract.” If you elect to receive Annual Benefit Payments under the GLWB rider, you should be aware that the Shield Options available after the Annual Benefit Commencement Date may vary from the Shield Options available before the Annual Benefit Commencement Date. After the Annual Benefit Commencement Date you may only allocate to one or more of the allocation options specified in the GLWB Supplement in effect on your Issue Date, subject to the Transfer requirements. See “TRANSFERS”. The Indices are described in more detail below, under the heading “Indices.” For each new Shield Option we declare a new Cap Rate, Step Rate, or Edge Rate, as applicable, for each Term, subject to the Minimum Guaranteed Cap Rate, Step Rate, or Edge Rate, shown in the applicable Shield Option Riders attached to your Contract. The initial Cap Rate, Step Rate, or Edge Rate, as applicable, for each Shield Option is declared on the Issue Date. Thereafter the Cap Rate, Step Rate, or Edge Rate,, as applicable, for each subsequent Shield Option is declared for each subsequent Term, subject to the minimum guaranteed rates. See “Cap Rate”, “Step Rate”, and “Step Rate Edge”. Please note, Shield Options with higher Shield Rates tend to have lower Cap Rates, Step Rates, and Edge Rates, as applicable, than other Shield Options that use the same Index and Term but provide lower Shield Rates. For example, a Shield Option with the S&P 500® Index with a 3-Year Term and a Shield 15 will tend to have a Cap Rate that is lower than a Shield Option with the S&P 500® Index with a 3-Year Term and a Shield 10. A Shield Option will always be available; however, we reserve the right to change the duration of any new Shield Options, stop offering any of the Shield Options or suspend offering any of the Shield Options. We may also add Shield Options in the future.INDICES The Performance Rate of a Shield Option is based on the performance of the associated Index. We currently offer Shield Options with indices based on the performance of securities. In the future we may offer Shield Options based on other types of indices. We may also add or remove indices for new Contracts at our discretion. Each Index is a “price return index,” not a “total return index,” and therefore does not reflect dividends declared by any of the companies in this Index. This will reduce the Index Performance and will cause the Index to underperform a direct investment in the securities composing the Index. The following Indices are currently available: S&P 500® Index (Price Return Index). The S&P 500® Index includes 500 large cap stocks from leading companies in leading industries of the U.S. economy, capturing approximately 80% coverage of U.S. equities by market capitalization. Russell 2000® Index (Price Return Index). The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership. MSCI EAFE Index (Price Return Index). The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. As of the date of this prospectus the MSCI EAFE Index consists of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Index Value and Index Performance will be calculated without any exchange rate adjustment. Nasdaq-100 Index® (Price Return Index). The Nasdaq-100 Index® includes 100 of the largest domestic and international non-financial securities listed on the Nasdaq Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. It does not contain securities of financial companies including investment companies. See Appendix B for important information regarding the publishers of the Indices. Discontinuation or Substantial Change to an Index. If any Index is discontinued or we determine that our use of such Index should be discontinued because we are no longer licensed to use the Index, the method of calculation is substantially changed, or if Index Values become unavailable for any reason, we may substitute a comparable index with a similar investment objective and risk profile. We will send you written notification thirty (30) days in advance of such substitution or as soon as reasonably possible. In the event that a similar index is not found, we will substitute the original Index with a domestic or international broad-based securities market index. A Shield Option will not end prior to the Term End Date due to our inability to find a similar index. The substituted Index may not be acceptable to you, and you will be unable to transfer your Investment Amount in the associated Shield Option to another Shield Option(s) or the Fixed Account (if available) until the Transfer Period coinciding with the Term End Date. If you no longer want to remain invested in that Shield Option for the remainder of the Term, your only option will be to withdraw the related Investment Amount. If you withdraw the Investment Amount, the amount withdrawn will be the Interim Value of the Shield Option. Upon substitution of an Index, we will calculate your Index Performance on the existing Index up until the date of substitution and the substitute Index from the date of substitution to the Term End Date. The Index Performance as of the Term End Date will be equal to the return from having invested in the initial Index up to the substitution date and then investing in the substitute Index from the date of substitution to the Term End Date assuming no withdrawals or transfers based on the following formula: (initial Index at Index substitution date ÷ initial Index at Term Start Date) x (substituted Index at Term End Date ÷ substituted Index at substitution date) – 1. An Index substitution will not change the Term, Shield Rate, Cap Rate, Step Rate, or Edge Rate for an existing Shield Option. The performance of the new Index may not be as good as the one that it substituted and as a result your Index Performance may have been better if there had been no substitution. See Appendix C for an Index substitution Investment Amount example. Index Value The Index Value of an Index, on a Business Day, is the published closing value of the Index on that Business Day. The Index Value on any day that is not a Business Day is the value as of the prior Business Day. If an Index Value is not published on a Business Day, the closing Index Value on the next Business Day on which the Index Value is published will be used. We will use consistent sources to obtain Index Values. If these sources are no longer available for specific indices, we will select an alternative published source(s) for these Index Values. Index Performance Index Performance is the percentage change in an Index Value measured from the Term Start Date to any day, including the Term End Date, within the Term. The Index Performance can be positive, zero or negative. The Performance Rate of a Shield Option is based on the performance of an Index. We calculate the Performance Rate only on the Term End Date. Any increase or reduction in the Investment Amount in a particular Shield Option is determined by multiplying the Performance Rate by the Investment Amount of the Shield Option on the last day of the Term. Index Examples The bar charts shown below provide each Index’s annual returns for the last 10 calendar years (or for the life of the Index if less than 10 years), as well as the Index returns after applying a hypothetical 5% cap and a hypothetical 10% buffer (Shield Rate). The chart illustrates the variability of the returns from year to year and shows how hypothetical limits on Index gains and losses may affect these returns. Past performance is not necessarily an indication of future performance. The performance below is NOT the performance of any Shield Option. Your performance under the Contract will differ, perhaps significantly. The performance below may reflect a different return calculation, time period, and limit on Index gains and losses than the Shield Options, and does not reflect Contract fees and charges, including Withdrawal Charges and the Interim Value calculation, which reduce performance. S&P 500® Index* * The Index is a “price return index,” not a “total return index,” and therefore does not reflect dividends declared by any of the companies in the Index. This will reduce the Index Performance and will cause the Index to underperform a direct investment in the securities composing the Index. Russell 2000® Index* * The Index is a “price return index,” not a “total return index,” and therefore does not reflect dividends declared by any of the companies in the Index. This will reduce the Index Performance and will cause the Index to underperform a direct investment in the securities composing the Index. MSCI EAFE Index* * The Index is a “price return index,” not a “total return index,” and therefore does not reflect dividends declared by any of the companies in the Index. This will reduce the Index Performance and will cause the Index to underperform a direct investment in the securities composing the Index. Nasdaq-100 Index® * * The Index is a “price return index,” not a “total return index,” and therefore does not reflect dividends declared by any of the companies in the Index. This will reduce the Index Performance and will cause the Index to underperform a direct investment in the securities composing the Index.RATE CREDITING TYPES The Cap Rate, Step Rate, and Step Rate Edge (each, a “Rate Crediting Type”) are the three ways we offer that you can potentially receive positive interest based on the performance of an Index. We will limit the positive Index Performance used in calculating the Performance Rate applied to the Investment Amount on the Term End Date through the applicable Rate Crediting Type for each Shield Option. A new Cap Rate, Step Rate, or Edge Rate, will be declared for each subsequent Term. There are two ways you may find out what the renewal rates will be for a subsequent Term. Thirty (30) days before the current Term expires, we will send you notification, written or electronic depending on your selected preferences, indicating your maturing Shield Options and how you can obtain the different Shield Options available at the Term End Date, including the new Cap Rates, Step Rates, and Edge Rates, and the interest rate for the Fixed Account. You may also access our website at https://www.brighthousefinancial.com/products/rates/ where at least two months of renewal rates for the Rate Crediting Types and the interest rate for the Fixed Account are posted – i.e., for the current month and the following month. The current rates for the Rate Crediting Types posted on that website are incorporated by reference into this prospectus. We set the rates for the Rate Crediting Types at our discretion. We consider various factors in determining the rates for the Rate Crediting Types, including, but not limited to, market conditions, administrative expenses, regulatory requirements, general economic trends, and competitive factors. At the Term End Date, the Investment Amount will automatically be renewed into the same Shield Option, with the new Cap Rate, Step Rate, or Edge Rate, unless you elect to transfer such amount into a different Shield Option(s) or the Fixed Account. See “TRANSFERS.” Cap Rate The Cap Rate is the maximum rate that may be credited at the Term End Date based on Index Performance. For example, a 15% Index Performance with a 10% Cap Rate will result in a 10% Performance Rate (the Index Performance up to the Cap Rate), meaning that we will increase the Investment Amount associated with the Shield Option by 10%; or, a 5% Index Performance with a 10% Cap Rate will result in a 5% Performance Rate. The Cap Rate may vary between Shield Options and, unless you have a Shield Option with a 1-year Term, is not an annual rate. The Cap Rate only applies to amounts held in the Shield Option until the Term End Date. For renewals into the same Shield Option a new Cap Rate is declared for each subsequent Term, and such rate will not be less than the Minimum Guaranteed Cap Rate amount shown in the Cap Rate Shield Option Rider attached to your Contract, but will not be less than 2%. In some cases we may declare a Cap Rate for a Shield Option as “uncapped” in which case the Performance Rate that can be received is equal to the Index Performance, subject to the Shield Rate. There are two ways you may find out what the renewal Cap Rates will be for a subsequent Term. Thirty (30) days before the current Term expires, we will send you notification, written or electronic depending on your selected preferences, indicating your maturing Shield Options and how you can obtain the new Cap Rates. You may also access our website at https://www.brighthousefinancial.com/products/rates/ where at least two months of renewal rates for the Rate Crediting Types and the interest rate for the Fixed Account are posted – i.e., for the current month and the following month. At the Term End Date, the Investment Amount will automatically be renewed into the same Shield Option, with the new Cap Rate, unless you elect to transfer such amount into a different Shield Option(s) or the Fixed Account. See “TRANSFERS.” Step Rate The Step Rate is the rate credited at the Term End Date if the Index Performance is equal to or greater than zero. For example, a 15% Index Performance with an 8% Step Rate will result in an 8% Performance Rate (the Step Rate); or, a 5% Index Performance with an 8% Step Rate will result in an 8% Performance Rate (the Step Rate), meaning that we will increase the Investment Amount by 8%. The Step Rate only applies to amounts held in the Shield Option until the Term End Date. The Step Rate may vary between Shield Options and, unless you have a Shield Option with a 1-year Term, is not an annual rate. For renewals into the same Shield Option a new Step Rate is declared for each subsequent Term, and such rate will not be less than the Minimum Guaranteed Step Rate shown in the Step Rate Shield Option Rider attached to your Contract, but will not be less than 2%. There are two ways you may find out what the renewal Step Rates will be for a subsequent Term. Thirty (30) days before the current Term expires, we will send you a notification, written or electronic depending on your selected preferences, indicating your maturing Shield Options and how you can obtain the new Step Rates. You may also access our website at https://www.brighthousefinancial.com/products/rates/ where at least two months of renewal rates for the Rate Crediting Types and the interest rate for the Fixed Account are posted – i.e., for the current month and the following month. At the Term End Date, the Investment Amount will automatically be renewed into the same Shield Option, with the new Step Rate, unless you elect to transfer such amount into a different Shield Option(s) or the Fixed Account. See “TRANSFERS.”Step Rate Edge For Shield Options with Step Rate Edge, the Edge Rate is the rate credited at the Term End Date if the Index Performance is equal to or greater than the Shield Rate. Step Rate Edge therefore, provides the opportunity to receive the Edge Rate even when Index Performance is negative, so long as Index Performance is equal to or greater than the Shield Rate. For example, a 3% Index Performance with a 7% Edge Rate and a 10% Shield Rate will result in a 7% Performance Rate, or, a -10% Index Performance with a 7% Edge Rate and a 10% Shield Rate (Index Performance greater than the Shield Rate) will result in a 7% Performance Rate, meaning that we will increase the Investment Amount associated with the Shield Option by 7%. The Edge Rate only applies to amounts held in the Shield Option until the Term End Date. The Edge Rate may vary between Shield Options and, unless you have a Shield Option with a 1-year Term, is not an annual rate. For renewals into the same Shield Option a new Edge Rate is declared for each subsequent Term, and such rate will not be less than the Minimum Guaranteed Edge Rate shown in the Step Rate Edge Shield Option Rider attached to your Contract, but will not be less than 2%. There are two ways you may find out what the renewal Edge Rates will be for a subsequent Term. Thirty (30) days before the current Term expires, we will send you a notification, written or electronic depending on your selected preferences, indicating your maturing Shield Options and how you can obtain the new Edge Rates. You may also access our website at https://www.brighthousefinancial.com/products/rates/ where at least two months of renewal rates for the Rate Crediting Types and the interest rate for the Fixed Account are posted – i.e., for the current month and the following month. At the Term End Date, the Investment Amount will automatically be renewed into the same Shield Option, with the new Edge Rate, unless you elect to transfer such amount into a different Shield Option(s) or the Fixed Account. See “TRANSFERS.”
Index-Linked Option Details, Options Currently Offered [Line Items]
Index-Linked Option Details, Credits are Based in Part on Index Performance [Text Block]	The Brighthouse Shield Level Pay Plus® II Annuity is not a variable annuity where your account value varies based on the investment performance of the underlying portfolios you choose, rather the Shield Options offer potential interest based upon index performance. This potential interest—the Performance Rate Adjustment—may be a positive or negative percentage or zero.
Index-Linked Option Details, Investor Not Invested in Index or Securities [Text Block]	When you allocate your Purchase Payment to a Shield Option(s), you will not be investing in the Index or the securities tracked by the Index for the Shield Options you select, or in a mutual fund or exchange traded fund that also tracks the Index.
Index-Linked Option Details, Investor Could Lose Money if Index Declines [Text Block]	You could lose a significant amount of money if the Index Value declines. It is possible for you to lose a portion of the Purchase Payment and any earnings invested in the Contract.
Index-Linked Option Details, Features [Text Block]	Rate Crediting Type Considerations In deciding whether to purchase a Shield Option with a Cap Rate versus a Step Rate or Step Rate Edge, you should consider the following: Step Rates and Edge Rates are generally lower than Cap Rates. For example, if Index Performance is equal to or greater than zero but less than the Step Rate, and you chose a Cap Rate for your Shield Option, your Performance Rate Adjustment will be lower than it otherwise would be had you chosen a Step Rate. Similarly, if Index Performance is equal to or greater than the Shield Rate but less than the Edge Rate, and you chose a Cap Rate for your Shield Option, your Performance Rate Adjustment will be lower than it otherwise would be had you chosen an Edge Rate. Alternatively, if Index Performance is positive and exceeds the Step Rate, and you chose a Step Rate for your Shield Option, your Performance Rate Adjustment will be lower than it otherwise would be had you chosen a Cap Rate. For example, if you chose a Shield Option with a 10% Cap Rate and there is a 15% Index Performance, your Performance Rate is 10%; however, if instead you were to choose a Shield Option with an 8% Step Rate, your Performance Rate would instead be 8%. Similarly, if the Index Performance is equal to or greater than the Shield Rate and exceeds the Edge Rate, and you chose an Edge Rate for your Shield Option, your Performance Rate Adjustment will be lower than it otherwise would be had you chosen a Cap Rate. For example, if you chose a Shield Option with a 10% Cap Rate and there is a 15% Index Performance, your Performance Rate is 10%; however, if instead you were to choose a Shield Option with an 7% Edge Rate, your Performance Rate would instead be 7%. In deciding whether to purchase a Shield Option with a Step Rate versus Step Rate Edge, you should consider that Edge Rates are generally lower than Step Rates. However, Edge Rates may credit a positive Performance Rate even when Index Performance is negative up to the Shield Rate, whereas Step Rates are applicable only when Index Performance is zero or positive. For example, if you chose an Edge Rate of 7% and Index Performance is equal to or greater than the Shield Rate but less than zero, your Performance Rate would be 7%. On the other hand, if you chose a Step Rate of 8% and Index Performance is equal to or greater than the Shield Rate but less than zero, your Performance Rate would be 0% even though the Step Rate is higher than the Edge Rate. Conversely, if you chose an Edge Rate of 7% and Index Performance is equal to or greater than zero, your Performance Rate would be 7% whereas if you had chosen a Step Rate of 8%, your Performance Rate would be 8% rather than 7%. You should keep in mind that unlike Shield Options with a Cap Rate or Step Rate , with a Shield Option with Step Rate Edge you will receive a positive Performance Rate equal to the Edge Rate even if Index Performance is negative, so long as such negative Index Performance does not exceed the Shield Rate.
Index-Linked Option Details, Limits on Index Losses [Line Items]
Index-Linked Option Details, Limits the Negative Return [Text Block]
Shield Rate	Downside Protection
Shield 10	up to 10%
Shield 15	up to 15%
Shield 25	up to 25%

Index-Linked Option Details, Crediting Period [Line Items]
Index-Linked Option Details, Crediting Periods [Text Block]	TERM The Term is the number of years that a Shield Option is in effect. For specific Shield Options we currently offer Terms of 1 year, 2 years, 3 years, or 6 years. An initial Term(s) begins on the Issue Date. A Term ends and a subsequent Term begins on the Contract Anniversary coinciding with the duration of the then current Term for the Shield Option you have selected. In deciding whether to purchase a Shield Option with a longer or shorter Term, consider that investing in Shield Options with shorter Terms will provide more opportunities for receiving Performance Rate Adjustments, and reallocating Account Value in response to changing market conditions. Additionally, there will be more opportunities to access your Account Value without resulting in an Interim Value calculation (and any associated proportional reduction to your Investment Amount). However, Shield Options with shorter Terms may have less potential for Index gains because Index Performance is measured over a shorter period of time. Conversely, investing in Shield Options with longer Terms will provide fewer opportunities for Performance Rate Adjustments and reduce the frequency at which you can reallocate Account Value, in addition to limiting your ability to access your Account Value without an Interim Value calculation. However, Shield Options with longer Terms may provide more potential for Index gains. Term Start Date Each Shield Option will have a Term Start Date, which is the Contract Anniversary on which a Shield Option is established. The initial Term Start Date(s) begins on the Issue Date, and thereafter, will be the Contract Anniversary coinciding with the duration of the Term for the Shield Option completed. Term End Date Each Shield Option will have a Term End Date, which is the Contract Anniversary on which a Shield Option ends. Thirty (30) days in advance of the Term End Date, we will send you written notification stating that your current Shield Option is maturing and that, at the Term End Date, the Investment Amount allocated to that Shield Option will automatically be renewed into the same Shield Option unless you instruct us to transfer such amount into a different Shield Option(s) or the Fixed Account, if available. The notification will inform you of what your maturing Shield Options are and explain how you can obtain the different Shield Options available at the Term End Date, including the renewal Cap Rates, Step Rates, and Edge Rates, and the interest rate for the Fixed Account. You may also access information on our website at https://www.brighthousefinancial.com/products/rates/ where at least two months of available Shield Options and renewal rates are posted. If the same Shield Option is no longer available at the Term End Date, the Investment Amount will automatically transfer into the Fixed Account at the Term End Date, unless you instruct us otherwise. The amounts transferred to the Fixed Account must remain in the Fixed Account until the Fixed Account Term End Date (which, currently, will not be less than one (1) year). If the Fixed Account is not available, the Investment Amount will automatically transfer into the Holding Account, unless you instruct us otherwise. You have the Transfer Period to notify us that you want to transfer some or all of your Investment Amount to a new Shield Option(s) or the Fixed Account. For renewals into the same Shield Option, a new Cap Rate, Step Rate, or Edge Rate, as applicable, will be declared and will go into effect on the Contract Anniversary that coincides with the beginning of the new Term in the Shield Option that just ended. The amount transferred to the new Shield Option is the Investment Amount as of the Contract Anniversary. Amounts must remain in a Shield Option until the Term End Date to be credited with all or partial interest, as applicable, and to avoid a reduction in Interim Value and any proportional reduction to the Investment Amount associated with the Shield Option, in addition to potential Withdrawal Charges and tax consequences. Between the Term Start Date and the Term End Date, an Interim Value calculation is used to determine the amounts available for annuitization, death benefit payments, withdrawals (including RMDs and payments under the GLWB rider), Surrenders, and, on a Contract Anniversary, to determine any automatic Step-Up of the GLWB Base and to deduct the Rider Charge. See “INTERIM VALUE CALCULATION” for more information.
Index-Linked Option Details, Crediting Periods Investor Considerations [Text Block]	The Term is the number of years that a Shield Option is in effect. For specific Shield Options we currently offer Terms of 1 year, 2 years, 3 years, or 6 years. An initial Term(s) begins on the Issue Date. A Term ends and a subsequent Term begins on the Contract Anniversary coinciding with the duration of the then current Term for the Shield Option you have selected. In deciding whether to purchase a Shield Option with a longer or shorter Term, consider that investing in Shield Options with shorter Terms will provide more opportunities for receiving Performance Rate Adjustments, and reallocating Account Value in response to changing market conditions. Additionally, there will be more opportunities to access your Account Value without resulting in an Interim Value calculation (and any associated proportional reduction to your Investment Amount). However, Shield Options with shorter Terms may have less potential for Index gains because Index Performance is measured over a shorter period of time. Conversely, investing in Shield Options with longer Terms will provide fewer opportunities for Performance Rate Adjustments and reduce the frequency at which you can reallocate Account Value, in addition to limiting your ability to access your Account Value without an Interim Value calculation. However, Shield Options with longer Terms may provide more potential for Index gains. Term Start Date Each Shield Option will have a Term Start Date, which is the Contract Anniversary on which a Shield Option is established. The initial Term Start Date(s) begins on the Issue Date, and thereafter, will be the Contract Anniversary coinciding with the duration of the Term for the Shield Option completed. Term End Date Each Shield Option will have a Term End Date, which is the Contract Anniversary on which a Shield Option ends. Thirty (30) days in advance of the Term End Date, we will send you written notification stating that your current Shield Option is maturing and that, at the Term End Date, the Investment Amount allocated to that Shield Option will automatically be renewed into the same Shield Option unless you instruct us to transfer such amount into a different Shield Option(s) or the Fixed Account, if available. The notification will inform you of what your maturing Shield Options are and explain how you can obtain the different Shield Options available at the Term End Date, including the renewal Cap Rates, Step Rates, and Edge Rates, and the interest rate for the Fixed Account. You may also access information on our website at https://www.brighthousefinancial.com/products/rates/ where at least two months of available Shield Options and renewal rates are posted. If the same Shield Option is no longer available at the Term End Date, the Investment Amount will automatically transfer into the Fixed Account at the Term End Date, unless you instruct us otherwise. The amounts transferred to the Fixed Account must remain in the Fixed Account until the Fixed Account Term End Date (which, currently, will not be less than one (1) year). If the Fixed Account is not available, the Investment Amount will automatically transfer into the Holding Account, unless you instruct us otherwise. You have the Transfer Period to notify us that you want to transfer some or all of your Investment Amount to a new Shield Option(s) or the Fixed Account. For renewals into the same Shield Option, a new Cap Rate, Step Rate, or Edge Rate, as applicable, will be declared and will go into effect on the Contract Anniversary that coincides with the beginning of the new Term in the Shield Option that just ended. The amount transferred to the new Shield Option is the Investment Amount as of the Contract Anniversary.
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Crediting Methodology [Text Block]	Index Value The Index Value of an Index, on a Business Day, is the published closing value of the Index on that Business Day. The Index Value on any day that is not a Business Day is the value as of the prior Business Day. If an Index Value is not published on a Business Day, the closing Index Value on the next Business Day on which the Index Value is published will be used. We will use consistent sources to obtain Index Values. If these sources are no longer available for specific indices, we will select an alternative published source(s) for these Index Values. Index Performance Index Performance is the percentage change in an Index Value measured from the Term Start Date to any day, including the Term End Date, within the Term. The Index Performance can be positive, zero or negative. The Performance Rate of a Shield Option is based on the performance of an Index. We calculate the Performance Rate only on the Term End Date. Any increase or reduction in the Investment Amount in a particular Shield Option is determined by multiplying the Performance Rate by the Investment Amount of the Shield Option on the last day of the Term.
Index-Linked Option Details, Bar Chart Legend [Text Block]	The bar charts shown below provide each Index’s annual returns for the last 10 calendar years (or for the life of the Index if less than 10 years), as well as the Index returns after applying a hypothetical 5% cap and a hypothetical 10% buffer (Shield Rate). The chart illustrates the variability of the returns from year to year and shows how hypothetical limits on Index gains and losses may affect these returns. Past performance is not necessarily an indication of future performance. The performance below is NOT the performance of any Shield Option. Your performance under the Contract will differ, perhaps significantly. The performance below may reflect a different return calculation, time period, and limit on Index gains and losses than the Shield Options, and does not reflect Contract fees and charges, including Withdrawal Charges and the Interim Value calculation, which reduce performance.
Index-Linked Option Details, Crediting Methodology Example [Text Block]	SHIELD RATES We will limit the negative Index Performance, as applicable, used in calculating the Performance Rate applied to the Investment Amount on the Term End Date. The Shield Rate for each Shield Option is the amount of any negative Index Performance that is absorbed by us at the Term End Date. The Shield Rate only applies to amounts held in the Shield Option until the Term End Date. Any negative Index Performance beyond the Shield Rate will reduce the Investment Amount. We currently offer the following Shield Rates—Shield 10, Shield 15 and Shield 25: Example 1—Calculating your Investment Amount on a Term End Date The following examples illustrate how we calculate and credit interest under each Index crediting methodology assuming hypothetical Index Performance and hypothetical limits on Index gains and losses. The examples assume no withdrawals. Examples 1A, 1B, and 1C are intended to show how the Investment Amount on a Term End Date is calculated. In each example, assume Owner 1 allocates her $50,000 Purchase Payment into a 1-Year Term / Shield 10 / S&P 500® Index and she allows her allocation to renew year to year for five years. In Example 1A she has selected the Shield 10 S&P 500® Index with a Cap Rate of 10%, in Example 1B she has selected the Shield 10 S&P 500® Index with a Step Rate of 8%, and in Example 1C she has selected the Shield 10 S&P 500® Index with an Edge Rate of 7%. For purposes of each example, assume no deductions for the Rider Charge, the Example 1A Cap Rate stays at 10% for all five years, the Example 1B Step Rate stays at 8% for all five years, and the Example 1C Edge Rate stays at 7% for all five years. If a withdrawal were made, a Withdrawal Charge during all 5 Contract Years as well as an Interim Value calculation may apply; and consequently the Investment Amount for the Term would be adjusted accordingly. On each Contract Anniversary until the GLWB rider is terminated, we deduct the Rider Charge from each applicable Shield Option, the Fixed Account, and the Holding Account in the ratio the portion of the Account Value in such Shield Option, Fixed Account, and the Holding Account bears to the total Account Value. Example 1A—Shield Option with Cap Rate: Owner 1 allocates her $50,000 Purchase Payment into a 1-Year Term / Shield 10 / S&P 500® Index with a Cap Rate of 10% and lets it renew year after year for five years. The following example illustrates how her initial $50,000 Purchase Payment could perform over a five-year period given fluctuating Index Values. For renewals into the same Shield Option a new Cap Rate would be declared and go into effect on the Contract Anniversary that coincides with the beginning of the new Shield Option. In some cases, we may declare a Cap Rate for a Shield Option as “uncapped” in which case the Performance Rate that can be received is equal to the Index Performance, subject to the Shield Rate.
Contract Year	1	2	3	4	5
Term Start Date
Investment Amount(1)	$50,000	$55,000	$57,750	$57,750	$57,750
Index Value	1,000	1,200	1,260	1,260	1,197
Term End Date
Index Value	1,200	1,260	1,260	1,197	1,017
Index Performance(2)	20%	5%	0%	-5%	-15%
Cap Rate	10%	10%	10%	10%	10%
Shield Rate	10%	10%	10%	10%	10%
Performance Rate (one year)(3)	10%	5%	0%	0%	-5%
Performance Rate Adjustment(4)	$5,000	$2,750	$0	$0	-$2,888
Investment Amount(5)	$55,000	$57,750	$57,750	$57,750	$54,862
The following notes to the table above provide important calculations showing how certain values are determined. (1)Investment Amount at Term Start Date in year one is the $50,000 Purchase Payment. In years two through five, the Investment Amount at Term Start Date would be $55,000, $57,750, $57,750 and $57,750, respectively, which was the Investment Amount at Term End Date for the prior year. (2)Index Performance is equal to the percentage change in the Index Value measured from the Term Start Date to the Term End Date. For example, in year one, Index Performance is calculated as follows: (1,200 [Index Value at Term End Date] –1,000 [Index Value at Term Start Date])
÷ 1,000 [Index Value at Term Start Date] = 20% (3)In year one, Index Performance exceeds the Cap Rate and therefore the Performance Rate is equal to the Cap Rate. In years two and three the Performance Rate is equal to the Index Performance because the Index Performance is not negative and does not exceed the Cap Rate. In year four the Performance Rate is 0% because the Index Performance is –5% and the Shield 10 absorbs up to 10% of the negative Index Performance. In year five, the Performance Rate is –5% because the Index Performance is –15% and the Shield 10 absorbs up to 10% of negative Index Performance. (4)The Performance Rate Adjustment is equal to the product of the Investment Amount at the Term Start Date adjusted for any withdrawals (including any applicable Rider Charge and Withdrawal Charge) (there are no withdrawals or Rider Charge deductions in the example) multiplied by the Performance Rate. For example, in year one the Performance Rate Adjustment is calculated as follows: $50,000 [Investment Amount at Term Start Date] x 10% [Performance Rate] = $5,000 (5)The Investment Amount at the Term End Date is equal to the Investment Amount at Term Start Date adjusted for any withdrawals (including any applicable Rider Charge and Withdrawal Charge) (there are no withdrawals or Rider Charge deductions in the example) plus the Performance Rate Adjustment. For example, in year one the Investment Amount at the Term End Date is calculated as follows: $50,000 [Investment Amount at Term Start Date] + $5,000 [Performance Rate Adjustment] = $55,000 Example 1B—Shield Option with Step Rate: Owner 1 allocates her $50,000 Purchase Payment into a 1-Year Term / Shield 10 / S&P 500® Index with a Step Rate of 8% and lets it renew year after year for five years. The following example illustrates how her initial $50,000 Purchase Payment could perform over a five-year period given fluctuating Index Values. For renewals into the same Shield Option a new Step Rate would be declared and go into effect on the Contract Anniversary that coincides with the beginning of the new Shield Option.
Contract Year	1	2	3	4	5
Term Start Date
Investment Amount(1)	$50,000	$54,000	$58,320	$62,986	$62,986
Index Value	1,000	1,050	1,260	1,260	1,134
Term End Date
Index Value	1,050	1,260	1,260	1,134	964
Index Performance(2)	5%	20%	0%	-10%	-15%
Step Rate	8%	8%	8%	8%	8%
Shield Rate	10%	10%	10%	10%	10%
Performance Rate (one year)(3)	8%	8%	8%	0%	-5%
Performance Rate Adjustment(4)	$4,000	$4,320	$4,666	$0	-$3,149
Investment Amount(5)	$54,000	$58,320	$62,986	$62,986	$59,837
The following notes to the table above provide important calculations showing how certain values are determined. (1)The Investment Amount at Term Start Date in year one is the $50,000 Purchase Payment. In years two through five, the Investment Amount at the Term Start Date would be $54,000, $58,320, $62,986 and $62,986, respectively, which was the Investment Amount at the Term End Date for the prior year. (2)Index Performance is equal to the percentage change in the Index Value measured from the Term Start Date to the Term End Date. For example, in year one, Index Performance is calculated as follows: (1,050 [Index Value at Term End Date] – 1,000 [Index Value at Term Start Date])
÷ 1,000 [Index Value at Term Start Date]) = 5% (3)In years one, two and three the Performance Rate is equal to the Step Rate because the Index Performance is positive or zero. It should be noted that although Index Performance was 20% in year two, the Performance Rate is capped at 8% by the Step Rate. In year four the Performance Rate is 0% because the Index Performance is –10% and the Shield 10 absorbs up to 10% of the negative Index Performance. In year five, the Performance Rate is –5% because the Index Performance is –15% and the Shield 10 absorbs up to 10% of the negative Index Performance. (4)The Performance Rate Adjustment is equal to the product of the Investment Amount at the Term Start Date adjusted for any withdrawals (including any applicable Rider Charge and Withdrawal Charge) (there are no withdrawals or Rider Charge deductions in the example) multiplied by the Performance Rate. For example, in year one the Performance Rate Adjustment is calculated as follows: $50,000 [Investment Amount at Term Start Date] x 8% [Performance Rate] = $4,000 (5)The Investment Amount at the Term End Date is equal to the Investment Amount at Term Start Date adjusted for any withdrawals (including any applicable Rider Charge and Withdrawal Charge) (there are no withdrawals or Rider Charge deductions in the example) plus the Performance Rate Adjustment. For example, in year one the Investment Amount at the Term End Date is calculated as follows: $50,000 [Investment Amount at Term Start Date] + $4,000 [Performance Rate Adjustment] = $54,000 Example 1C—Shield Option with Step Rate Edge: Owner 1 allocates her $50,000 Purchase Payment into a 1-Year Term / Shield 10 / S&P 500® Index with an Edge Rate of 7% and lets it renew year after year for five years. The following example illustrates how her initial $50,000 Purchase Payment could perform over a five-year period given fluctuating Index Values. For renewals into the same Shield Option a new Edge Rate would be declared and go into effect on the Contract Anniversary that coincides with the beginning of the new Shield Option.
Contract Year	1	2	3	4	5
Term Start Date
Investment Amount(1)	$50,000	$53,500	$57,245	$61,252	$65,540
Index Value	1,000	1,050	1,260	1,260	1,134
Term End Date
Index Value	1,050	1,260	1,260	1,134	964
Index Performance(2)	5%	20%	0%	-10%	-15%
Edge Rate	7%	7%	7%	7%	7%
Shield Rate	10%	10%	10%	10%	10%
Performance Rate (one year)(3)	7%	7%	7%	7%	-5%
Performance Rate Adjustment(4)	$3,500	$3,745	$4,007	$4,288	-$3,277
Investment Amount(5)	$53,500	$57,245	$61,252	$65,540	$62,263
The following notes to the table above provide important calculations showing how certain values are determined. (1)The Investment Amount at Term Start Date in year one is the $50,000 Purchase Payment. In years two through five, the Investment Amount at the Term Start Date would be $53,500, $57,245, $61,252 and $65,540, respectively, which was the Investment Amount at the Term End Date for the prior year. (2)Index Performance is equal to the percentage change in the Index Value measured from the Term Start Date to the Term End Date. For example, in year one, Index Performance is calculated as follows: (1,050 [Index Value at Term End Date] – 1,000 [Index Value at Term Start Date])
÷ 1,000 [Index Value at Term Start Date]) = 5% (3)In years one, two and three the Performance Rate is equal to the Edge Rate because the Index Performance is positive or zero. It should be noted that although Index Performance was 20% in year two, the Performance Rate is capped at 7% by the Edge Rate. In year four the Performance Rate is 7% because the Index Performance is –10% and does not exceed the Shield 10 which absorbs up to 10% of the negative Index Performance. In year five, the Performance Rate is –5% because the Index Performance is –15% and the Shield 10 absorbs up to 10% of the negative Index Performance. (4)The Performance Rate Adjustment is equal to the product of the Investment Amount at the Term Start Date adjusted for any withdrawals (including any applicable Rider Charge and Withdrawal Charge) (there are no withdrawals or Rider Charge deductions in the example) multiplied by the Performance Rate. For example, in year one the Performance Rate Adjustment is calculated as follows: $50,000 [Investment Amount at Term Start Date] x 7% [Performance Rate] = $3,500 (5)The Investment Amount at the Term End Date is equal to the Investment Amount at Term Start Date adjusted for any withdrawals (including any applicable Rider Charge and Withdrawal Charge) (there are no withdrawals or Rider Charge deductions in the example) plus the Performance Rate Adjustment. For example, in year one the Investment Amount at the Term End Date is calculated as follows: $50,000 [Investment Amount at Term Start Date] + $3,500 [Performance Rate Adjustment] = $53,500
Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Index Substitution [Text Block]	Discontinuation or Substantial Change to an Index. If any Index is discontinued or we determine that our use of such Index should be discontinued because we are no longer licensed to use the Index, the method of calculation is substantially changed, or if Index Values become unavailable for any reason, we may substitute a comparable index with a similar investment objective and risk profile. We will send you written notification thirty (30) days in advance of such substitution or as soon as reasonably possible. In the event that a similar index is not found, we will substitute the original Index with a domestic or international broad-based securities market index. A Shield Option will not end prior to the Term End Date due to our inability to find a similar index. The substituted Index may not be acceptable to you, and you will be unable to transfer your Investment Amount in the associated Shield Option to another Shield Option(s) or the Fixed Account (if available) until the Transfer Period coinciding with the Term End Date. If you no longer want to remain invested in that Shield Option for the remainder of the Term, your only option will be to withdraw the related Investment Amount. If you withdraw the Investment Amount, the amount withdrawn will be the Interim Value of the Shield Option. Upon substitution of an Index, we will calculate your Index Performance on the existing Index up until the date of substitution and the substitute Index from the date of substitution to the Term End Date. The Index Performance as of the Term End Date will be equal to the return from having invested in the initial Index up to the substitution date and then investing in the substitute Index from the date of substitution to the Term End Date assuming no withdrawals or transfers based on the following formula: (initial Index at Index substitution date ÷ initial Index at Term Start Date) x (substituted Index at Term End Date ÷ substituted Index at substitution date) – 1. An Index substitution will not change the Term, Shield Rate, Cap Rate, Step Rate, or Edge Rate for an existing Shield Option. The performance of the new Index may not be as good as the one that it substituted and as a result your Index Performance may have been better if there had been no substitution. See Appendix C for an Index substitution Investment Amount example.
Index-Linked Option Details, Index Substitution Circumstances [Text Block]	If any Index is discontinued or we determine that our use of such Index should be discontinued because we are no longer licensed to use the Index, the method of calculation is substantially changed, or if Index Values become unavailable for any reason, we may substitute a comparable index with a similar investment objective and risk profile.
Index-Linked Option Details, Index Substitution Notification [Text Block]	We will send you written notification thirty (30) days in advance of such substitution or as soon as reasonably possible.
Index-Linked Option Details, Index Substitution Calculation [Text Block]	Upon substitution of an Index, we will calculate your Index Performance on the existing Index up until the date of substitution and the substitute Index from the date of substitution to the Term End Date. The Index Performance as of the Term End Date will be equal to the return from having invested in the initial Index up to the substitution date and then investing in the substitute Index from the date of substitution to the Term End Date assuming no withdrawals or transfers based on the following formula: (initial Index at Index substitution date ÷ initial Index at Term Start Date) x (substituted Index at Term End Date ÷ substituted Index at substitution date) – 1. An Index substitution will not change the Term, Shield Rate, Cap Rate, Step Rate, or Edge Rate for an existing Shield Option. The performance of the new Index may not be as good as the one that it substituted and as a result your Index Performance may have been better if there had been no substitution. See Appendix C for an Index substitution Investment Amount example. Appendix C Index Substitution Investment Amount Example The following example illustrates how we would calculate your Investment Amount on a Term End Date when there is an Index substitution. We assume no deductions for the Rider Charge, no withdrawals and a $100,000 Purchase Payment into a Shield Option with a 1-Year Term / Shield 10 / S&P 500® Index with a Cap Rate of 10%. Initial Account Value:
Investment Amount at Term Start Date	$100,000
Term	1-Year
Initial Index	S&P 500® Index
Index Value on Term Start Date for S&P 500® Index	1,400
Cap Rate	10%
Shield Rate	10%
On date of Index Substitution halfway through the Term:
Index substitution
Number of days since Term Start Date	183
Index Value for S&P 500® Index	1,330
Index Performance for S&P 500® Index(1)	–5%
Substituted Index	Russell 2000® Index
Index Value for Russell 2000® Index on substitution date	1,250
Calculation of Investment Amount at Term End Date:
Index Value for Russell 2000® Index	1,375
Index Performance for S&P 500® Index(1)	–5%
Index Performance for Russell 2000® Index(2)	10%
Total Index Performance for the Term(3)	4.5%
Cap Rate	10%
Shield Rate	10%
Performance Rate(4)	4.5%
Performance Rate Adjustment(5)	$4,500
Investment Amount at Term End Date(6)	$104,500
The following notes to the tables above provide important calculations showing how certain values are determined. (1)Index Performance is equal to the percentage change in the Index Value measured from the Term Start Date to the date of the Index substitution. Index Performance is calculated as follows: (1330 [Index Value at date of substitution] — 1400 [Index Value at Term Start Date])
÷ 1400 [Index Value at Term Start Date]) = –5% (2)Index Performance is equal to the percentage change in the Index Value measured from the date of the Index substitution to the Term End Date. Index Performance is calculated as follows: (1375 [Index Value at Term End Date] — 1250 [Index Value at date of the substitution])
÷ 1250 [Index Value at date of substitution]) = 10% (3)Since there was an Index substitution from the S&P 500® Index (initial Index) to the Russell 2000® Index (substituted Index), the total Index Performance for the Term is equal to the S&P 500® Index Value at the Index substitution date divided by the S&P 500® Index Value at the Term Start Date multiplied by the Russell 2000® Index Value at the Term End Date divided by the Russell 2000® Index Value at the substitution date –1. Total Index Performance for the Term is calculated as follows: (1330 [initial Index at Index substitution date] ÷ 1400 [initial Index at Term Start Date])
x (1375 [substituted Index at Term End Date] ÷ 1250 [substituted Index at substitution date]) –1 = 4.5% (4)The Performance Rate is equal to the Index Performance (4.5%) because the total Index Performance for the Term is greater than zero and less than the Cap Rate. (5)The Performance Rate Adjustment is equal to the product of the Investment Amount at the Term Start Date adjusted for any withdrawals (including any applicable Rider Charge and Withdrawal Charge) (there are no withdrawals or Rider Charge deductions in the example) multiplied by the Performance Rate. The Performance Rate Adjustment is calculated as follows: $100,000 [Investment Amount at Term Start Date] x 4.5% [Performance Rate] = $4,500 (6)The Investment Amount at Term End Date is equal to the Investment Amount at the Term Start Date adjusted for any withdrawals (including any applicable Rider Charge and Withdrawal Charge) (there are no withdrawals or Rider Charge deductions in the example) plus the Performance Rate Adjustment. The Investment Amount at Term End Date is calculated as follows: $100,000 [Investment Amount at Term Start Date] + $4,500 [Performance Rate Adjustment] = $104,500
Index-Linked Option Details, Maturity [Line Items]
Index-Linked Option Details, Other Material Features [Text Block]	Addition or Discontinuance of a Shield Option A Shield Option will always be available; however, we can add or discontinue any Shield Option. When a change is made to a Shield Option or an Index, or a change is made subsequent to the Issue Date, we will send a notification describing any changes to the Shield Option, as required by law. This change will take effect under your Contract as of the next Contract Anniversary for any allowable transfers into the Shield Option(s). If you are currently allocated in a Shield Option which is no longer available, you will remain in that Shield Option until the Term End Date, but that Shield Option will no longer be available following the Term End Date. For more on transfers and renewals, see “TRANSFERS.” Account Value Your Account Value is the total of the Fixed Account Value, the value of the Shield Option(s), and the Holding Account value under your Contract during the Accumulation Period. The following four sections of the prospectus describe (1) the calculation of Investment Amount, (2) Interim Value Calculation, (3) how Withdrawals work, and (4) how Transfers work. Each section has corresponding example(s). These examples should not be considered a representation of past or future performance for any Shield Option. Actual performance may be greater or less than those shown in the examples. Similarly, the Index Values in the examples are not an estimate or guarantee of future Index Performance. The rates for the Rate Crediting Types shown in the following examples are for illustrative purposes only and may not reflect actual declared rates. Values are rounded for display purposes only. Investment Amount The Investment Amount for each Shield Option is equal to the Investment Amount at the Term Start Date, reduced proportionately for any withdrawals (including any applicable Rider Charge and Withdrawal Charge) by the same percentage that the withdrawal reduces the Interim Value attributable to that Shield Option, adjusted by the Performance Rate at the Term End Date. The remaining Investment Amount after a withdrawal will be used as the new Investment Amount for the Term until the Term End Date for that Shield Option, or the next Interim Value calculation. On the Term End Date, we apply the Performance Rate to your Investment Amount. Calculating your Investment Amount on a Term End Date The Performance Rate can be positive, zero or negative and is determined as follows:
Shield Option type:	If Index Performance is:	Performance Rate will equal:
Shield Options with a Cap Rate	less than or equal to zero
the lesser of: zero or the Index
Performance increased by the Shield
Rate (For example: a -15% Index
Performance with Shield 10 will result
in a -5% Performance Rate. The
Performance Rate can never be
greater than zero if the Index
Performance is negative.)

	greater than zero and less than the Cap Rate	the Index Performance
	greater than zero and equals or exceeds the Cap Rate	the Cap Rate
Shield Options with a Step Rate	less than zero
the lesser of: zero or the Index
Performance increased by the Shield
Rate (For example: a -15% Index
Performance with Shield 10 will result
in a -5% Performance Rate. The
Performance Rate can never be
greater than zero if the Index
Performance is negative.)

	equal to or greater than zero	the Step Rate
Shield Options with Step Rate Edge	less than zero and exceeds the Shield Rate	Index Performance increased by the Shield Rate (For example: a -15% Index Performance with Shield 10 will result in a -5% Performance Rate.)
	less than zero but does not exceed the Shield Rate	the Edge Rate
	zero or positive	the Edge Rate

Item 7. Charges and Adjustments [Line Items]
Contract Adjustment [Table Text Block]	Interim Value Calculation Your Investment Amount in each Shield Option on the Term End Date is calculated as described above under “Calculating your Investment Amount on a Term End Date”. In setting the various rates we use in calculating the Investment Amount, we assume that you are going to hold a Shield Option until the Term End Date. Nevertheless, you have the right under the Contract to make withdrawals, Surrender the Contract, and annuitize before the Term End Date. Therefore, we calculate an Interim Value on each Business Day between the Term Start Date and the Term End Date. Between the Term Start Date and the Term End Date, we use the Interim Value to calculate the amount that is available for (1) annuitization; (2) death benefits; (3) withdrawals (including RMDs and payments under the GLWB rider); (4) Surrenders; or (5) if applicable, on a Contract Anniversary, to determine any automatic Step-Up of the GLWB Base and to deduct the Rider Charge. The Interim Value is also used to determine how much the Investment Amount will be reduced by a withdrawal. You may obtain your Interim Value on any Business Day by calling us at (888) 243-1932 or by accessing our website at www.brighthousefinancial.com. However, Interim Values fluctuate daily, and the current value(s) quoted may differ from the actual value(s) calculated. We calculate the Interim Value of each Shield Option on any Business Day other than the Term Start Date and Term End Date. If you request a full or partial withdrawal during a Term, the Withdrawal Amount will be deducted from the Interim Values of the Shield Options in which you are invested (unless you instruct us otherwise for a partial withdrawal). Withdrawals from the Shield Options during the Term will reduce the Interim Values of those Shield Options on a dollar-for-dollar basis by the portion of the Withdrawal Amount deducted from each Shield Option. We will pay you a net amount after adjustments for any Withdrawal Charge. The net amount payable to you is equal to the amount withdrawn (including any applicable Withdrawal Charge), less Premium Tax and other taxes, if any. (See “WITHDRAWAL PROVISIONS” for more information.) Once a Shield Option reaches the Term End Date, there is no Interim Value, and the Performance Rate will be applied to the Investment Amount based off the Rate Crediting Type and applicable Shield Rate. The Interim Value is a calculated value that reflects the value of each Shield Option taking into account the applicable Shield Rate and Rate Crediting Type, current price of the underlying Index, the time remaining until the Term End Date, and the current value of the investments we have made to fund our obligations under the Shield Option. The Interim Value is an estimate of the current value of fixed income and derivative instruments we could purchase to assure our ability to meet our obligations to the Owner at a Term End Date. The Interim Value calculation is different than the calculation we use to calculate the Investment Amount for a Shield Option on the Term End Date. The Interim Value calculation is intended to protect the Company from losses on those fixed income and derivative instruments when amounts are withdrawn (or otherwise removed) from a Shield Option before the Term End Date. The Interim Value calculation transfers this risk from the Company to Contract Owners. The Interim Value assesses the fair value of the assets allocated to the Shield Option (Investment Amount) plus the current value of the portfolio of options utilized to replicate the performance of these Shield Options. The Interim Value for a Shield Option is equal to the sum of (1) and (2), where: (1) Is the market value of the Fixed Income Asset Proxy on the Business Day the Interim Value is calculated. (2) Is the current market value of the Derivative Asset Proxy. 1. The Fixed Income Asset Proxy is meant to represent the market value of the fixed income assets supporting each Shield Option. The Market Value Rate is the Constant Maturity Treasury (CMT) rate with a maturity equal to that of the Term. If a maturity of the CMT rate is not available that equals the Term, then the Market Value Rate will be linearly interpolated between the two closest available CMT maturities. The Market Value Rate will apply on a uniform basis for a class of Contract Owners in the same Shield Option and will be administered in a uniform and non-discriminatory manner. 2. The Derivative Asset Proxy is meant to represent an estimation of the market value of the possibility of gain or loss on the Term End Date. The value may be positive or negative. For each Shield Option, we solely designate and value options using the Black-Scholes Model, each of which is tied to the performance of the underlying Index associated with the Shield Option. We use derivatives to provide an estimate of the gain or loss on the Investment Amount allocated to the Shield Option that could occur on the Term End Date. This estimate also reflects the impact of the Cap Rate, Step Rate, Edge Rate, and Shield Rate at the end of the Term as well as the estimated cost of exiting the replicating options prior to the Term End Date. The valuation of the options is based on the Black-Scholes Model, which is one of the standard methods for valuing derivatives based on inputs from third party vendors. The methodology used to value these options is determined solely by us and may vary, higher or lower, from other estimated valuations or the actual selling price of identical derivatives. Any variance between our estimated fair value price and other estimated or actual prices may be different from Shield Option type to Shield Option type and may also change from day to day. There are many external factors that may impact the Interim Value including changes in the Indices, changes in the interest rate environment, and volatility. When we calculate the Interim Value, we will obtain market data for derivative pricing each Business Day from outside vendors. If these values are available and we are delayed in receiving these values, and cannot calculate a new Interim Value, we will use the prior Business Day’s Interim Value. Detailed information on the Interim Value calculation and examples can be found in the Statement of Additional Information (“SAI”) that accompanies this prospectus. The Interim Value calculated may be less than the Investment Amount at the time the Interim Value is calculated even if the current Index Value is higher than it was on the Term Start Date. Additionally, the Shield Rate and the Rate Crediting Type only apply to amounts held in the Shield Option until the Term End Date. This means that the Interim Value does not receive the protection from loss provided by the Shield Rate, or the application of the Rate Crediting Type. The Interim Value could be more or less than the amount you would receive had you held the investment until the Term End Date, after the Performance Rate Adjustment. As a result, there could be less money available under your Contract for withdrawals, Surrenders, death benefit payments, and annuitization. A negative Interim Value could result in a loss beyond the protection of the Shield Rate. In extreme circumstances, you could lose up to 100% of the value of your Shield Option if you make a withdrawal, Surrender, or otherwise remove amounts from the Shield Options before the Term End Date. The withdrawal amount (including any applicable Rider Charge and Withdrawal Charge) will reduce the Investment Amount for each Shield Option by the percentage reduction in the Interim Value of such Shield Option (i.e. a proportional reduction). Accordingly, when the Interim Value is less than the Investment Amount, the reduction to the Shield Option is on a more than dollar for dollar basis. On the other hand, when the Interim Value is greater than the Investment Amount, the reduction to the Shield Option is on a less than dollar for dollar basis. The remaining Investment Amount after a withdrawal will be used as the new Investment Amount for the Term until the Term End Date or the next Interim Value calculation for that Shield Option. Reductions to the Investment Amount will reduce the Interim Value for that Shield Option for the remainder of the Term, and, as a result, the positive interest, if any, credited to the remaining Investment Amount on the Term End Date will be less than if you had not taken a withdrawal. Withdrawals and deductions from the Shield Options prior to the Term End Date, such as payments under the GLWB rider, Rider Charges, and RMDs, may have an adverse effect on the values and benefits under your Contract. If you intend to make such ongoing withdrawals or elect such deductions, you should consult with a financial professional about whether this Contract is appropriate for you.
Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]	BENEFITS AVAILABLE UNDER THE CONTRACT The following table summarizes information about the standard benefits available under the Contract. The availability of Contract benefits may vary depending on the selling firm through which your Contract is sold. See Appendix I – Financial Intermediary Variations.
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Account Value Death Benefit (Standard Death Benefit)	Pays a death benefit equal to the Account Value	N/A
●Only available during the
Accumulation Period.
●For Owners aged 81 or older
on the Issue Date of your
Contract.
●Account Value may reflect an
Interim Value calculation for
the Shield Options, which may
be less than the Investment
Amount.
●Withdrawals will reduce the
death benefit, perhaps
significantly, and such
reductions could be greater
than the amount withdrawn.

Return of Premium Death Benefit (Standard Death Benefit)	Pays a death benefit equal to the greater of your Account Value or your Purchase Payment (adjusted for any withdrawals, including Withdrawal Charges)	N/A
●Only available during the
Accumulation Period.
●For Owners aged 80 or
younger on the Issue Date of
your Contract.
●Account Value may reflect an
Interim Value calculation for
the Shield Options, which may
be less than the Investment
Amount.
●Withdrawals will reduce the
death benefit, perhaps
significantly, and such
reductions could be greater
than the amount withdrawn.

Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Systematic Withdrawal Program	Allows you to receive automatic processing of your Annual Benefit Payments under the GLWB rider on or after the Annual Benefit Commencement Date	N/A
●Each payment must be at least
$100.
●A minimum of $500 must be
distributed each Contract Year.
●Withdrawals may only be on a
monthly, quarterly,
semi-annual, or annual basis.
●Program withdrawals cannot
exceed the Annual Benefit
Payment each Contract Year.
●Withdrawals outside the
program may be Excess
Withdrawals.
●Program withdrawals may be
subject to taxes and tax
penalties.
●Program withdrawals from the
Shield Options during a Term
will be based on Interim
Values.
●We reserve the right to change
the required minimum or the
availability of this program.

Free Withdrawal Amount	Provides a portion of your Account Value that may be withdrawn each Contract Year without incurring Withdrawal Charges	N/A
●Only available during the
Accumulation Period.
●Withdrawals of the Free
Withdrawal Amount may be
subject to taxes and tax
penalties.
●Withdrawals from the Shield
Options during a Term will be
based on Interim Values.
●Any unused portion of the Free
Withdrawal Amount may not
be carried over to the next
Contract Year.

Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Brighthouse Pay Plus Rider (GLWB rider)	Guarantees lifetime income in an amount equal to the Annual Benefit Payment each year, regardless of market performance, subject to the conditions of the rider.	2.00% (as a percentage of the GLWB Base each Contract Anniversary)
●Automatically issued with
Contract.
●Cannot be voluntarily cancelled
by you.
●See GLWB Supplement for the
current Rider Fee Rate and
other terms applicable to your
Contract.
●For the Market Growth with
Rollup version of the GLWB
rider, the Rollup Rate is applied
to the GLWB Base before the
Rider Charge is deducted.
●Certain circumstances will
terminate the rider. If the rider
is terminated, it cannot be
reinstated.
●Annual Benefit
Commencement Date may not
occur before (i) the Earliest
Annual Benefit
Commencement Date, and
(ii) the Lifetime Withdrawal Age
specified in the applicable
GLWB Supplement.
●Investment restrictions may
apply after the Annual Benefit
Commencement Date. See the
applicable GLWB Supplement.
●Payments under the rider may
be subject to taxes.
●Payments from the Shield
Options during a Term will be
based on Interim Values.
●Early and Excess Withdrawals
will be subject to Withdrawal
Charges, in addition to taxes
and tax penalties.
●Early and Excess Withdrawals
will reduce the payments
under the GLWB rider, perhaps
significantly; or, if such
withdrawals reduce the
Account Value to zero,
eliminate the guarantee.
●All withdrawals (including
payments under the GLWB
rider and Rider Charges) will
reduce the death benefit,
perhaps significantly.

Benefits Available [Table Text Block]
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Account Value Death Benefit (Standard Death Benefit)	Pays a death benefit equal to the Account Value	N/A
●Only available during the
Accumulation Period.
●For Owners aged 81 or older
on the Issue Date of your
Contract.
●Account Value may reflect an
Interim Value calculation for
the Shield Options, which may
be less than the Investment
Amount.
●Withdrawals will reduce the
death benefit, perhaps
significantly, and such
reductions could be greater
than the amount withdrawn.

Return of Premium Death Benefit (Standard Death Benefit)	Pays a death benefit equal to the greater of your Account Value or your Purchase Payment (adjusted for any withdrawals, including Withdrawal Charges)	N/A
●Only available during the
Accumulation Period.
●For Owners aged 80 or
younger on the Issue Date of
your Contract.
●Account Value may reflect an
Interim Value calculation for
the Shield Options, which may
be less than the Investment
Amount.
●Withdrawals will reduce the
death benefit, perhaps
significantly, and such
reductions could be greater
than the amount withdrawn.

Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Systematic Withdrawal Program	Allows you to receive automatic processing of your Annual Benefit Payments under the GLWB rider on or after the Annual Benefit Commencement Date	N/A
●Each payment must be at least
$100.
●A minimum of $500 must be
distributed each Contract Year.
●Withdrawals may only be on a
monthly, quarterly,
semi-annual, or annual basis.
●Program withdrawals cannot
exceed the Annual Benefit
Payment each Contract Year.
●Withdrawals outside the
program may be Excess
Withdrawals.
●Program withdrawals may be
subject to taxes and tax
penalties.
●Program withdrawals from the
Shield Options during a Term
will be based on Interim
Values.
●We reserve the right to change
the required minimum or the
availability of this program.

Free Withdrawal Amount	Provides a portion of your Account Value that may be withdrawn each Contract Year without incurring Withdrawal Charges	N/A
●Only available during the
Accumulation Period.
●Withdrawals of the Free
Withdrawal Amount may be
subject to taxes and tax
penalties.
●Withdrawals from the Shield
Options during a Term will be
based on Interim Values.
●Any unused portion of the Free
Withdrawal Amount may not
be carried over to the next
Contract Year.

Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Brighthouse Pay Plus Rider (GLWB rider)	Guarantees lifetime income in an amount equal to the Annual Benefit Payment each year, regardless of market performance, subject to the conditions of the rider.	2.00% (as a percentage of the GLWB Base each Contract Anniversary)
●Automatically issued with
Contract.
●Cannot be voluntarily cancelled
by you.
●See GLWB Supplement for the
current Rider Fee Rate and
other terms applicable to your
Contract.
●For the Market Growth with
Rollup version of the GLWB
rider, the Rollup Rate is applied
to the GLWB Base before the
Rider Charge is deducted.
●Certain circumstances will
terminate the rider. If the rider
is terminated, it cannot be
reinstated.
●Annual Benefit
Commencement Date may not
occur before (i) the Earliest
Annual Benefit
Commencement Date, and
(ii) the Lifetime Withdrawal Age
specified in the applicable
GLWB Supplement.
●Investment restrictions may
apply after the Annual Benefit
Commencement Date. See the
applicable GLWB Supplement.
●Payments under the rider may
be subject to taxes.
●Payments from the Shield
Options during a Term will be
based on Interim Values.
●Early and Excess Withdrawals
will be subject to Withdrawal
Charges, in addition to taxes
and tax penalties.
●Early and Excess Withdrawals
will reduce the payments
under the GLWB rider, perhaps
significantly; or, if such
withdrawals reduce the
Account Value to zero,
eliminate the guarantee.
●All withdrawals (including
payments under the GLWB
rider and Rider Charges) will
reduce the death benefit,
perhaps significantly.

Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]	Appendix A Investment Options Available Under The Contract The following is a list of Shield Options currently available under the Contract. The availability of Allocation Options may vary depending on the selling firm through which your Contract is sold. See Appendix I – Financial Intermediary Variations. We may change the features of the Shield Options listed below (including the Index and the current limits on Index gains and losses), offer new Shield Options, and terminate existing Shield Options. We will provide you with written notice before making any changes other than changes to current limits on Index gains. Information about current limits on Index gains is available at https://www.brighthousefinancial.com/products/rates/. See “SHIELD OPTIONS,” “SHIELD RATES,” and “RATE CREDITING TYPES” sections in the prospectus for more information. Depending on the terms of the GLWB Supplement applicable to your Contract, you may not be able to invest in certain Shield Options. Note: If amounts are removed from a Shield Option before the end of a Term, we will apply an Interim Value calculation. This may result in a significant reduction in your Account Value that could exceed any protection from Index loss that would be in place if you held the option until the end of the Term. See “Interim Value Calculation” under “CHARGES, FEES, AND ADJUSTMENTS” section in the prospectus for more information.
Index[1]	Type of Index	Term	Current Shield Rate (if held until end of Term)	Minimum Guaranteed Rate for Rate Crediting Type (for life of Shield Option)
S&P 500® Index	Market Index	1 Year	25%	2%	Cap Rate
S&P 500® Index	Market Index	1 Year	15%	2%	Cap Rate
S&P 500® Index	Market Index	1 Year	10%	2%	Cap Rate
S&P 500® Index	Market Index	1 Year	15%	2%	Step Rate
S&P 500® Index	Market Index	1 Year	15%	2%	Edge Rate
S&P 500® Index	Market Index	1 Year	10%	2%	Step Rate
S&P 500® Index	Market Index	1 Year	10%	2%	Edge Rate
S&P 500® Index	Market Index	2 Year	15%	3%	Step Rate
S&P 500® Index	Market Index	2 Year	15%	3%	Edge Rate
S&P 500® Index	Market Index	2 Year	10%	3%	Step Rate
S&P 500® Index	Market Index	2 Year	10%	3%	Edge Rate
S&P 500® Index	Market Index	3 Year	15%	6%	Cap Rate
S&P 500® Index	Market Index	3 Year	10%	6%	Cap Rate
S&P 500® Index	Market Index	6 Year	25%	8%	Cap Rate
S&P 500® Index	Market Index	6 Year	15%	8%	Cap Rate
S&P 500® Index	Market Index	6 Year	10%	8%	Cap Rate
Russell 2000® Index	Market Index	1 Year	25%	2%	Cap Rate
Russell 2000® Index	Market Index	1 Year	15%	2%	Cap Rate
Russell 2000® Index	Market Index	1 Year	10%	2%	Cap Rate
Russell 2000® Index	Market Index	1 Year	15%	2%	Step Rate
Russell 2000® Index	Market Index	1 Year	15%	2%	Edge Rate
Russell 2000® Index	Market Index	1 Year	10%	2%	Step Rate
Russell 2000® Index	Market Index	1 Year	10%	2%	Edge Rate
Russell 2000® Index	Market Index	2 Year	15%	3%	Step Rate
Russell 2000® Index	Market Index	2 Year	15%	3%	Edge Rate
Russell 2000® Index	Market Index	2 Year	10%	3%	Step Rate
Russell 2000® Index	Market Index	2 Year	10%	3%	Edge Rate
Russell 2000® Index	Market Index	3 Year	15%	6%	Cap Rate
Russell 2000® Index	Market Index	3 Year	10%	6%	Cap Rate
Russell 2000® Index	Market Index	6 Year	25%	8%	Cap Rate
Index[1]	Type of Index	Term	Current Shield Rate (if held until end of Term)	Minimum Guaranteed Rate for Rate Crediting Type (for life of Shield Option)
Russell 2000® Index	Market Index	6 Year	15%	8%	Cap Rate
Russell 2000® Index	Market Index	6 Year	10%	8%	Cap Rate
MSCI EAFE Index	Market Index	1 Year	25%	2%	Cap Rate
MSCI EAFE Index	Market Index	1 Year	15%	2%	Cap Rate
MSCI EAFE Index	Market Index	1 Year	10%	2%	Cap Rate
MSCI EAFE Index	Market Index	1 Year	15%	2%	Step Rate
MSCI EAFE Index	Market Index	1 Year	15%	2%	Edge Rate
MSCI EAFE Index	Market Index	1 Year	10%	2%	Step Rate
MSCI EAFE Index	Market Index	1 Year	10%	2%	Edge Rate
MSCI EAFE Index	Market Index	2 Year	15%	3%	Step Rate
MSCI EAFE Index	Market Index	2 Year	15%	3%	Edge Rate
MSCI EAFE Index	Market Index	2 Year	10%	3%	Step Rate
MSCI EAFE Index	Market Index	2 Year	10%	3%	Edge Rate
MSCI EAFE Index	Market Index	3 Year	15%	6%	Cap Rate
MSCI EAFE Index	Market Index	3 Year	10%	6%	Cap Rate
MSCI EAFE Index	Market Index	6 Year	25%	8%	Cap Rate
MSCI EAFE Index	Market Index	6 Year	15%	8%	Cap Rate
MSCI EAFE Index	Market Index	6 Year	10%	8%	Cap Rate
Nasdaq-100 Index®	Market Index	1 Year	25%	2%	Cap Rate
Nasdaq-100 Index®	Market Index	1 Year	15%	2%	Cap Rate
Nasdaq-100 Index®	Market Index	1 Year	10%	2%	Cap Rate
Nasdaq-100 Index®	Market Index	1 Year	15%	2%	Step Rate
Nasdaq-100 Index®	Market Index	1 Year	15%	2%	Edge Rate
Nasdaq-100 Index®	Market Index	1 Year	10%	2%	Step Rate
Nasdaq-100 Index®	Market Index	1 Year	10%	2%	Edge Rate
Nasdaq-100 Index®	Market Index	2 Year	15%	3%	Step Rate
Nasdaq-100 Index®	Market Index	2 Year	15%	3%	Edge Rate
Nasdaq-100 Index®	Market Index	2 Year	10%	3%	Step Rate
Nasdaq-100 Index®	Market Index	2 Year	10%	3%	Edge Rate
Nasdaq-100 Index®	Market Index	3 Year	15%	6%	Cap Rate
Nasdaq-100 Index®	Market Index	3 Year	10%	6%	Cap Rate
Nasdaq-100 Index®	Market Index	6 Year	25%	8%	Cap Rate
Nasdaq-100 Index®	Market Index	6 Year	15%	8%	Cap Rate
Nasdaq-100 Index®	Market Index	6 Year	10%	8%	Cap Rate
[1] Each Index is a “price return index,” not a “total return index,” and therefore does not reflect dividends declared by any of the companies in the Index. This will reduce the Index Performance and will cause the Index to underperform a direct investment in the securities composing the Index. We do not guarantee that there will always be a Shield Option under the Contract that provides this minimum amount of downside protection; however, there will always be at least one Shield Option available with a minimum of 5% downside protection. The Minimum Guaranteed Cap Rate for your Contract is the amount shown in the Cap Rate Shield Option Rider attached to your Contract, but will not be less than 2%. The Minimum Guaranteed Step Rate for your Contract is the amount shown in the Step Rate Shield Option Rider attached to your Contract, but will not be less than 2%. The Minimum Guaranteed Edge Rate for your Contract is the amount shown in the Step Rate Edge Shield Option Rider attached to your Contract, but will not be less than 2%. The following is a list of Fixed Options currently available under the Contract. We may change the features of the Fixed Options listed below, offer new Fixed Options, and terminate existing Fixed Options. We will provide you with written notice before doing so. See “THE FIXED ACCOUNT” section in the prospectus and Appendix E in the prospectus for information regarding the Fixed Account.
Name	Fixed Account Term	Minimum Guaranteed Interest Rate[2]
Fixed Account	1 Year	1%
[2] The actual Minimum Guaranteed Interest Rate for your Contract is the amount shown in the Fixed Account Rider attached to your Contract and applies only to amounts in the Fixed Account.
Index-Linked Option [Line Items]
Index-Linked Options Available, Legend [Text Block]	The following is a list of Shield Options currently available under the Contract. The availability of Allocation Options may vary depending on the selling firm through which your Contract is sold. See Appendix I – Financial Intermediary Variations. We may change the features of the Shield Options listed below (including the Index and the current limits on Index gains and losses), offer new Shield Options, and terminate existing Shield Options. We will provide you with written notice before making any changes other than changes to current limits on Index gains. Information about current limits on Index gains is available at https://www.brighthousefinancial.com/products/rates/. See “SHIELD OPTIONS,” “SHIELD RATES,” and “RATE CREDITING TYPES” sections in the prospectus for more information. Depending on the terms of the GLWB Supplement applicable to your Contract, you may not be able to invest in certain Shield Options. Note: If amounts are removed from a Shield Option before the end of a Term, we will apply an Interim Value calculation. This may result in a significant reduction in your Account Value that could exceed any protection from Index loss that would be in place if you held the option until the end of the Term. See “Interim Value Calculation” under “CHARGES, FEES, AND ADJUSTMENTS” section in the prospectus for more information.
Index-Linked Options Available [Table Text Block]
Index[1]	Type of Index	Term	Current Shield Rate (if held until end of Term)	Minimum Guaranteed Rate for Rate Crediting Type (for life of Shield Option)
S&P 500® Index	Market Index	1 Year	25%	2%	Cap Rate
S&P 500® Index	Market Index	1 Year	15%	2%	Cap Rate
S&P 500® Index	Market Index	1 Year	10%	2%	Cap Rate
S&P 500® Index	Market Index	1 Year	15%	2%	Step Rate
S&P 500® Index	Market Index	1 Year	15%	2%	Edge Rate
S&P 500® Index	Market Index	1 Year	10%	2%	Step Rate
S&P 500® Index	Market Index	1 Year	10%	2%	Edge Rate
S&P 500® Index	Market Index	2 Year	15%	3%	Step Rate
S&P 500® Index	Market Index	2 Year	15%	3%	Edge Rate
S&P 500® Index	Market Index	2 Year	10%	3%	Step Rate
S&P 500® Index	Market Index	2 Year	10%	3%	Edge Rate
S&P 500® Index	Market Index	3 Year	15%	6%	Cap Rate
S&P 500® Index	Market Index	3 Year	10%	6%	Cap Rate
S&P 500® Index	Market Index	6 Year	25%	8%	Cap Rate
S&P 500® Index	Market Index	6 Year	15%	8%	Cap Rate
S&P 500® Index	Market Index	6 Year	10%	8%	Cap Rate
Russell 2000® Index	Market Index	1 Year	25%	2%	Cap Rate
Russell 2000® Index	Market Index	1 Year	15%	2%	Cap Rate
Russell 2000® Index	Market Index	1 Year	10%	2%	Cap Rate
Russell 2000® Index	Market Index	1 Year	15%	2%	Step Rate
Russell 2000® Index	Market Index	1 Year	15%	2%	Edge Rate
Russell 2000® Index	Market Index	1 Year	10%	2%	Step Rate
Russell 2000® Index	Market Index	1 Year	10%	2%	Edge Rate
Russell 2000® Index	Market Index	2 Year	15%	3%	Step Rate
Russell 2000® Index	Market Index	2 Year	15%	3%	Edge Rate
Russell 2000® Index	Market Index	2 Year	10%	3%	Step Rate
Russell 2000® Index	Market Index	2 Year	10%	3%	Edge Rate
Russell 2000® Index	Market Index	3 Year	15%	6%	Cap Rate
Russell 2000® Index	Market Index	3 Year	10%	6%	Cap Rate
Russell 2000® Index	Market Index	6 Year	25%	8%	Cap Rate
Index[1]	Type of Index	Term	Current Shield Rate (if held until end of Term)	Minimum Guaranteed Rate for Rate Crediting Type (for life of Shield Option)
Russell 2000® Index	Market Index	6 Year	15%	8%	Cap Rate
Russell 2000® Index	Market Index	6 Year	10%	8%	Cap Rate
MSCI EAFE Index	Market Index	1 Year	25%	2%	Cap Rate
MSCI EAFE Index	Market Index	1 Year	15%	2%	Cap Rate
MSCI EAFE Index	Market Index	1 Year	10%	2%	Cap Rate
MSCI EAFE Index	Market Index	1 Year	15%	2%	Step Rate
MSCI EAFE Index	Market Index	1 Year	15%	2%	Edge Rate
MSCI EAFE Index	Market Index	1 Year	10%	2%	Step Rate
MSCI EAFE Index	Market Index	1 Year	10%	2%	Edge Rate
MSCI EAFE Index	Market Index	2 Year	15%	3%	Step Rate
MSCI EAFE Index	Market Index	2 Year	15%	3%	Edge Rate
MSCI EAFE Index	Market Index	2 Year	10%	3%	Step Rate
MSCI EAFE Index	Market Index	2 Year	10%	3%	Edge Rate
MSCI EAFE Index	Market Index	3 Year	15%	6%	Cap Rate
MSCI EAFE Index	Market Index	3 Year	10%	6%	Cap Rate
MSCI EAFE Index	Market Index	6 Year	25%	8%	Cap Rate
MSCI EAFE Index	Market Index	6 Year	15%	8%	Cap Rate
MSCI EAFE Index	Market Index	6 Year	10%	8%	Cap Rate
Nasdaq-100 Index®	Market Index	1 Year	25%	2%	Cap Rate
Nasdaq-100 Index®	Market Index	1 Year	15%	2%	Cap Rate
Nasdaq-100 Index®	Market Index	1 Year	10%	2%	Cap Rate
Nasdaq-100 Index®	Market Index	1 Year	15%	2%	Step Rate
Nasdaq-100 Index®	Market Index	1 Year	15%	2%	Edge Rate
Nasdaq-100 Index®	Market Index	1 Year	10%	2%	Step Rate
Nasdaq-100 Index®	Market Index	1 Year	10%	2%	Edge Rate
Nasdaq-100 Index®	Market Index	2 Year	15%	3%	Step Rate
Nasdaq-100 Index®	Market Index	2 Year	15%	3%	Edge Rate
Nasdaq-100 Index®	Market Index	2 Year	10%	3%	Step Rate
Nasdaq-100 Index®	Market Index	2 Year	10%	3%	Edge Rate
Nasdaq-100 Index®	Market Index	3 Year	15%	6%	Cap Rate
Nasdaq-100 Index®	Market Index	3 Year	10%	6%	Cap Rate
Nasdaq-100 Index®	Market Index	6 Year	25%	8%	Cap Rate
Nasdaq-100 Index®	Market Index	6 Year	15%	8%	Cap Rate
Nasdaq-100 Index®	Market Index	6 Year	10%	8%	Cap Rate

Index-Linked Option Available, Price Return Index Underperforms [Text Block]	Each Index is a “price return index,” not a “total return index,” and therefore does not reflect dividends declared by any of the companies in the Index. This will reduce the Index Performance and will cause the Index to underperform a direct investment in the securities composing the Index.
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	We do not guarantee that there will always be a Shield Option under the Contract that provides this minimum amount of downside protection; however, there will always be at least one Shield Option available with a minimum of 5% downside protection.
Fixed Option [Line Items]
Fixed Options Available Legend [Text Block]	The following is a list of Fixed Options currently available under the Contract. We may change the features of the Fixed Options listed below, offer new Fixed Options, and terminate existing Fixed Options. We will provide you with written notice before doing so. See “THE FIXED ACCOUNT” section in the prospectus and Appendix E in the prospectus for information regarding the Fixed Account.
Fixed Options Available [Table Text Block]	The following is a list of Fixed Options currently available under the Contract. We may change the features of the Fixed Options listed below, offer new Fixed Options, and terminate existing Fixed Options. We will provide you with written notice before doing so. See “THE FIXED ACCOUNT” section in the prospectus and Appendix E in the prospectus for information regarding the Fixed Account.
Name	Fixed Account Term	Minimum Guaranteed Interest Rate[2]
Fixed Account	1 Year	1%
[2] The actual Minimum Guaranteed Interest Rate for your Contract is the amount shown in the Fixed Account Rider attached to your Contract and applies only to amounts in the Fixed Account.
Item 26(c). Changes in, and Disagreements with, Accountants [Line Items]
Changes in, and Disagreements with, Accountants [Text Block]	None.
Item 31A. Non-Variable Annuities [Line Items]
Non-variable Annuities [Table Text Block]	Item 31A.Information About Contracts with Index-Linked Options and Fixed Options Subject to a Contract Adjustment (a)The information in the table below is as of December 31, of the prior calendar year.
Name of the Contract	Number of Contracts outstanding	Total Value attributable to the Index-Linked Option and/or Fixed Option subject to a Contract Adjustment	Number of Contracts Sold during the prior calendar year	Gross Premiums received during the prior calendar year	Amount of Contract value redeemed during the prior calendar year	Combination Contract (Yes/No)
Brighthouse Shield Level Pay Plus® II Annuity	3,700	$1,148,859,658	2,583	$783,632,628	$14,420,164	No
Brighthouse Shield Level Pay Plus® II Advisory Annuity	41	$10,684,698	34	$10,052,049	$963,808	No
(b)See Exhibit (r)(i) and (r)(ii).
Non-variable Annuities [Line Items]
Non-variable Annuities, Name	Brighthouse Shield Level Pay Plus® II Annuity
Non-variable Annuities, Number Outstanding	3,700
Non-variable Annuities, Total Value	$ 1,148,859,658
Non-variable Annuities, Number Sold	2,583
Non-variable Annuities, Gross Premiums	$ 783,632,628
Non-variable Annuities, Value Redeemed	$ 14,420,164
Brighthouse Shield Level Pay Plus II | Standard Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]	Standard Death Benefit If you are age 81 or older at the Issue Date of your Contract, the standard death benefit is the Account Value. If you are age 80 or younger at the Issue Date of your Contract, the standard death benefit will be the Return of Premium death benefit which is the greater of: (1)your Account Value (which may be based on the Interim Values of the Shield Options); or (2)your Purchase Payment, reduced proportionally by the percentage reduction in Account Value of the Shield Option(s), the Fixed Account, and the Holding Account for each partial withdrawal (including any applicable Withdrawal Charge). If a non-natural person owns the Contract, then the Annuitant will be deemed to be the Owner for purposes of determining the Death Benefit Amount. If Joint Owners are named, the age of the oldest Joint Owner will be used to determine the Death Benefit. If the Owner is a natural person and the Owner is changed to someone other than a spouse, the Death Benefit Amount will be determined as defined above; however, for the Return of Premium death benefit, subsection (2) will be changed to provide as follows: “the Account Value as of the effective date of the change of Owner, reduced proportionally by the percentage reduction in Account Value of the Shield Option(s), the Fixed Account, and the Holding Account for each partial withdrawal (including any applicable Withdrawal Charge) made after such date.” In the event that a Beneficiary who is the spouse of the Owner elects to continue the Contract in his or her name after the Owner dies, the Death Benefit Amount for the Return of Premium death benefit, will be determined in accordance with (1) or (2) above. The Death Benefit Amount cannot be withdrawn as a lump sum prior to the death of the Owner (or Annuitant where the Owner is a non-natural person). The current Death Benefit Amount will appear on any reports that are sent to you. The death benefit terminates (a) upon termination of the Contract; (b) when the entire Account Value is applied to an Annuity Option; or (c) when the Account Value is reduced to zero. See Appendix D for examples of the Return of Premium death benefit.
Brighthouse Shield Level Pay Plus II | Brighthouse Pay Plus Rider - GLWB Rider
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Other Amount), Maximum [Percent]	2.00%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Brighthouse Pay Plus Rider (GLWB rider)
Purpose of Benefit [Text Block]	Guarantees lifetime income in an amount equal to the Annual Benefit Payment each year, regardless of market performance, subject to the conditions of the rider.
Optional Benefit Expense (of Other Amount), Maximum [Percent]	2.00%
Brief Restrictions / Limitations [Text Block]	●Automatically issued with Contract.●Cannot be voluntarily cancelled by you.●See GLWB Supplement for the current Rider Fee Rate and other terms applicable to your Contract.●For the Market Growth with Rollup version of the GLWB rider, the Rollup Rate is applied to the GLWB Base before the Rider Charge is deducted.●Certain circumstances will terminate the rider. If the rider is terminated, it cannot be reinstated.●Annual Benefit Commencement Date may not occur before (i) the Earliest Annual Benefit Commencement Date, and (ii) the Lifetime Withdrawal Age specified in the applicable GLWB Supplement.●Investment restrictions may apply after the Annual Benefit Commencement Date. See the applicable GLWB Supplement.●Payments under the rider may be subject to taxes.●Payments from the Shield Options during a Term will be based on Interim Values.●Early and Excess Withdrawals will be subject to Withdrawal Charges, in addition to taxes and tax penalties.●Early and Excess Withdrawals will reduce the payments under the GLWB rider, perhaps significantly; or, if such withdrawals reduce the Account Value to zero, eliminate the guarantee.●All withdrawals (including payments under the GLWB rider and Rider Charges) will reduce the death benefit, perhaps significantly.
Name of Benefit [Text Block]	Brighthouse Pay Plus Rider (GLWB rider)
Brighthouse Shield Level Pay Plus II | Account Value Death Benefit
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Account Value Death Benefit (Standard Death Benefit)
Purpose of Benefit [Text Block]	Pays a death benefit equal to the Account Value
Brief Restrictions / Limitations [Text Block]	●Only available during the Accumulation Period.●For Owners aged 81 or older on the Issue Date of your Contract.●Account Value may reflect an Interim Value calculation for the Shield Options, which may be less than the Investment Amount.●Withdrawals will reduce the death benefit, perhaps significantly, and such reductions could be greater than the amount withdrawn.
Name of Benefit [Text Block]	Account Value Death Benefit (Standard Death Benefit)
Brighthouse Shield Level Pay Plus II | Return of Premium Death Benefit
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Return of Premium Death Benefit (Standard Death Benefit)
Purpose of Benefit [Text Block]	Pays a death benefit equal to the greater of your Account Value or your Purchase Payment (adjusted for any withdrawals, including Withdrawal Charges)
Brief Restrictions / Limitations [Text Block]	●Only available during the Accumulation Period.●For Owners aged 80 or younger on the Issue Date of your Contract.●Account Value may reflect an Interim Value calculation for the Shield Options, which may be less than the Investment Amount.●Withdrawals will reduce the death benefit, perhaps significantly, and such reductions could be greater than the amount withdrawn.
Name of Benefit [Text Block]	Return of Premium Death Benefit (Standard Death Benefit)
Calculation Method of Benefit [Text Block]	Appendix D Return of Premium Death Benefit Example The purpose of this example is to illustrate the operation of the Return of Premium death benefit. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the allocation made by an Owner and the Index Performance for the Shield Options chosen. The examples do not reflect the deduction of fees and charges, if any, Withdrawal Charges or income taxes and tax penalties. Return of Premium Death Benefit The purpose of this example is to show how partial withdrawals reduce the Return of Premium death benefit proportionally by the percentage reduction in Account Value of the Shield Option(s) and the Fixed Account for each partial withdrawal.
		Date	Amount
A	Purchase Payment	Issue Date	$100,000
B	Account Value	First Contract Anniversary	$90,000
C	Death Benefit	First Contract Anniversary	$100,000 (= greater of A and B)
D	Withdrawal	One Day after the First Contract Anniversary	$9,000
E	Percentage Reduction in Account Value	One Day after the First Contract Anniversary	10% (= D/B)
F	Account Value after Withdrawal	One Day after the First Contract Anniversary	$81,000 (= B-D)
G	Purchase Payment Reduced for Withdrawal	One Day after the First Contract Anniversary	$90,000 (= A-(A × E))
H	Death Benefit	One Day after the First Contract Anniversary	$90,000 (= greater of F and G)
Notes to Example. Purchaser is age 60 at issue. The Account Values on the First Contract Anniversary and One Day after the First Contract Anniversary are assumed to be equal prior to the withdrawal.
Brighthouse Shield Level Pay Plus II | Systematic Withdrawal Program
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Systematic Withdrawal Program
Purpose of Benefit [Text Block]	Allows you to receive automatic processing of your Annual Benefit Payments under the GLWB rider on or after the Annual Benefit Commencement Date
Brief Restrictions / Limitations [Text Block]	●Each payment must be at least $100.●A minimum of $500 must be distributed each Contract Year.●Withdrawals may only be on a monthly, quarterly, semi-annual, or annual basis.●Program withdrawals cannot exceed the Annual Benefit Payment each Contract Year.●Withdrawals outside the program may be Excess Withdrawals.●Program withdrawals may be subject to taxes and tax penalties.●Program withdrawals from the Shield Options during a Term will be based on Interim Values.●We reserve the right to change the required minimum or the availability of this program.
Name of Benefit [Text Block]	Systematic Withdrawal Program
Brighthouse Shield Level Pay Plus II | Free Withdrawal Amount
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Free Withdrawal Amount
Purpose of Benefit [Text Block]	Provides a portion of your Account Value that may be withdrawn each Contract Year without incurring Withdrawal Charges
Brief Restrictions / Limitations [Text Block]	●Only available during the Accumulation Period.●Withdrawals of the Free Withdrawal Amount may be subject to taxes and tax penalties.●Withdrawals from the Shield Options during a Term will be based on Interim Values.●Any unused portion of the Free Withdrawal Amount may not be carried over to the next Contract Year.
Name of Benefit [Text Block]	Free Withdrawal Amount
Brighthouse Shield Level Pay Plus II | General Death Benefit Provisions
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]	General Death Benefit Provisions If the Beneficiary under a Qualified Contract is the Annuitant’s spouse, the tax law generally allows distributions to begin by the year in which the Annuitant would have been required to begin taking distributions (which may be more or less than ten years after the Annuitant’s death). (See “FEDERAL TAX CONSIDERATIONS” for a discussion of the tax law requirements applicable to distributions from Qualified Contracts). The Death Benefit Amount is determined as of the end of the Business Day on which we receive both due proof of death and an acceptable election for the payment method. Where there are multiple Beneficiaries, the death benefit will be determined as of the time the first Beneficiary submits the necessary documentation in Good Order. The Death Benefit Amount remains in the Contract until each of the other Beneficiaries submits the necessary documentation in Good Order to claim his/her death benefit. Any Death Benefit Amounts held in the Contract on behalf of the remaining Beneficiaries will remain in the existing Shield Options and/or the Fixed Account and are subject to fluctuation in value. This risk is borne by the Beneficiaries. There is no additional death benefit guarantee. See “Death Benefit Under the GLWB Rider” under the “LIVING BENEFIT” section for more detailed explanations of how the death benefit is treated under the GLWB. For the Return of Premium death benefit, if the Beneficiary chooses to continue the Contract, any excess of the Death Benefit Amount over the Account Value will be allocated to the Fixed Account. If the Fixed Account is not available, any excess amount of the Death Benefit Amount over the Account Value will be allocated into the Holding Account, unless otherwise instructed by the Beneficiary. Upon the death of either Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary, unless instructed otherwise. If we are presented with Notice of your death before any requested transaction is completed, we will cancel the request. As described above, the death benefit will be determined when we receive both due proof of death and an election for the payment method. We will pay interest on any delayed death benefit payments in accordance with the laws and regulations in effect under the applicable state law. Controlled Payout You may elect to have the death benefit proceeds paid to your Beneficiary in the form of Annuity Payments for life or over a period of time that does not exceed your Beneficiary’s life expectancy, subject to applicable tax law requirements. This election must be in writing in a form acceptable to us. You may revoke the election only in writing and only in a form acceptable to us. Upon your death, the Beneficiary cannot revoke or modify your election. The Controlled Payout is only available to Non-Qualified Contracts. Death of Owner During the Accumulation Period The death benefit will be paid to your Beneficiary(ies) upon your death, or the first death of a Joint Owner. If the Contract is owned by a non-natural person, the Annuitant will be deemed the Owner in determining the death benefit. If there are Joint Owners, the age of the older Owner will be used to determine the death benefit. Death Benefit Options In the event an Owner (or the Annuitant, where the Owner is not a natural person) dies during the Accumulation Period, a Beneficiary must choose payment of the death benefit under one of the options below (unless the Owner has previously made the election or due to the requirements of the Code). The death benefit options available under the Contract include the following and any other options acceptable to you and us: (a)Option 1—lump sum payment in cash; or (b)Option 2—payment of death benefit under an Annuity Option or other periodic payment option acceptable to us (if permitted by the Code) in substantially equal periodic payments (made at least annually) over the lifetime of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary with distribution beginning within one (1) year of the date of death of the Owner or the first Joint Owner to die. Any portion of the death benefit not applied within one (1) year of the date of the Owner’s or Joint Owner’s death must be distributed within five (5) years of the date of death. For Non-Qualified Contracts, payment must begin within one year of the date of death. For Qualified Contracts, payment must begin no later than the end of the calendar year immediately following the year of death. We may also offer a payment option, for both Non-Qualified Contracts and certain Qualified Contracts, under which your Beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of RMDs that are taken as withdrawals from Individual Retirement Accounts. Such payment option may be limited to certain categories of beneficiaries. If this option is elected, we will issue a new contract to your Beneficiary in order to facilitate the distribution of payments. Upon the death of your Beneficiary, the death benefit would be required to be distributed in accordance with applicable tax law requirements. In some cases, this will require that the proceeds be distributed more rapidly than the method of distribution in effect at the time of your Beneficiary’s death. (See “FEDERAL TAX CONSIDERATIONS.”) If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within seven (7) days. All options must comply with applicable federal income tax rules. The tax rules are complex and differ for Non-Qualified Contracts and Qualified Contracts. As a general matter, the entire death benefit must be paid within five (5) years (or in some cases 10 years for Qualified Contracts) of the Owner’s date of death unless an exception applies. You should consult your tax adviser about the tax rules applicable to your situation. Beneficiary Continuation Options. We offer two types of Beneficiary Continuation Options during the Accumulation Period: the Spousal Continuation and Non-Spousal Beneficiary Continuation Options described below. We must receive Notice of the election of one of these Beneficiary Continuation Options by the end of the 90th day after we receive Notice of due proof of death. If the surviving spouse qualifies for Spousal Continuation and has not chosen one of the death benefit options above by the end of the 90 day period, the Spousal Continuation Option will be automatically applied on the 90th day. If a Non-Spousal Beneficiary qualifies for Non-Spousal Beneficiary Continuation and has not chosen one of the death benefit options above by the end of the 90 day period, the Non-Spousal Beneficiary Continuation Option will be automatically applied on the 90th day. Spousal Continuation. If the Owner dies during the Accumulation Period, the spouse may choose to continue the Contract in his or her own name, to the extent permitted by law, and exercise all of the Owner’s rights under the Contract. Upon such election the Account Value will be adjusted to an amount equal to the Death Benefit Amount determined upon such election and receipt of due proof of death of the Owner. Any excess of the Death Benefit Amount over the Account Value will be allocated to the Fixed Account. If the Fixed Account is not available, any excess amount of the Death Benefit Amount over the Account Value will be allocated into the Holding Account, unless otherwise elected by the spouse. See “Spousal Continuation” under the “LIVING BENEFIT” section for additional details. Spousal continuation will not satisfy minimum required distribution rules for Qualified Contracts other than IRAs. (See “FEDERAL TAX CONSIDERATIONS.”) Non-Spousal Beneficiary Continuation. A Beneficiary who is not a spouse generally can choose to continue a Non-Qualified Contract until the fifth anniversary of the Owner’s death, and a Qualified Contract generally until the tenth anniversary of the Owner’s death. The Contract can be continued by a Beneficiary only if his or her share of the death benefit is at least equal to the Minimum Account Value. If the Beneficiary continues the Contract under this provision his or her share will not be paid. It will instead be continued in the Contract on the date we determine the Death Benefit Amount. Such Beneficiary will have the right to make partial and full withdrawals of his/her share of the Contract, not subject to Withdrawal Charges. Such Beneficiary will also have the right to make transfers at the Term End Date or the Fixed Account Term End Date. During the continuation period the Beneficiary can choose to receive his/her share of the Contract in a single lump sum payment or, to the extent permitted by the Code, apply it to an Annuity Option or other option acceptable to us that must be payable for the life of the Beneficiary or for a term no longer than the life expectancy of the Beneficiary starting within one (1) year after the death of the Owner. On the fifth anniversary of the death of a Non-Qualified Contract Owner, (or generally the tenth anniversary of the death of a Qualified Contract Owner), any Beneficiary will be paid his/her share of the Account Value that has not been applied to an Annuity Option or other settlement option permissible under the Code, in a single lump sum payment and the Contract will terminate. Note: A Beneficiary who is not a spouse may continue the Contract; however, the GLWB rider will terminate. See “Death Benefit Under the GLWB Rider” under the “LIVING BENEFIT” section for more detailed explanations of how the death benefit is treated under the GLWB.
Brighthouse Shield Level Pay Plus II | Living Benefit GLWB
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]	Guaranteed Lifetime Withdrawal Benefit Currently we offer two variations of the Brighthouse Pay Plus Rider: Market Growth and Market Growth with Rollup (see “GLWB rider Variations” below.) If you have attained the Lifetime Withdrawal Age and reached the Earliest Annual Benefit Commencement Date, as specified in your GLWB Supplement, you may establish the Annual Benefit Commencement Date and begin taking withdrawals under the GLWB rider immediately or at a later time; however, any withdrawals taken prior to the Annual Benefit Commencement Date will reduce the GLWB Base and Net Purchase Payment Amount (for Market Growth with Rollup only) (see “Managing Your Withdrawals” below). The GLWB rider cannot be cancelled but will be terminated as stated below (see “Termination of the GLWB Rider” below). Rider Charge The Rider Charge for the GLWB rider is equal to the Rider Fee Rate, a percentage that is specified in the GLWB Supplement and will not change with respect to your specific Contract, multiplied by the GLWB Base. The Rider Charge is deducted from your Account Value for the prior Contract Year on the Contract Anniversary prior to taking into account any Automatic Step-Up. For Market Growth with Rollup, the Rollup Rate, if applicable to the previous Contract Year, is applied before deducting any Rider Charge and before taking into account any Automatic Step-Up occurring on such Contract Anniversary. We deduct the Rider Charge from each applicable Shield Option, the Fixed Account, and the Holding Account in the same ratio the portion of the Account Value in such Shield Option, Fixed Account, and Holding Account bears to the total Account Value. The Rider Charge compensates us generally for the costs and risks we assume in providing the benefit. If you make a total withdrawal of your Account Value (because of an Early Withdrawal or an Excess Withdrawal), elect to receive Annuity Payments under your Contract, change the Owner or Joint Owner (or Annuitant, if the Owner is a non-natural person) or assign your Contract, a portion of the Rider Charge will be assessed based on the number of full months from the last Contract Anniversary to the date of the withdrawal, the beginning of Annuity Payments, the change of Owner/Annuitant, or the assignment. If the GLWB rider is terminated because of the death of the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract), no Rider Charge will be assessed based on the period from the last Contract Anniversary to the date the termination takes effect. There are other circumstances in which we will terminate the GLWB rider (see “Termination of the GLWB Rider” below). If the GLWB rider is terminated before your Annual Benefit Commencement Date, you will have paid for the GLWB rider without receiving any lifetime income payments. In such circumstances, the Rider Charge for the GLWB will not be refunded. On a Contract Anniversary during a multi-year Term, the Rider Charge will be deducted from the Interim Values of the Shield Options. The purpose of the following example is to illustrate how the Rider Charge is deducted from your Account Value. Assume you make a Purchase Payment of $100,000 and you have reached your Annual Benefit Commencement Date, resulting in a Withdrawal Rate of 5% and an Annual Benefit Payment of $5,000 (i.e., $100,000 x 5%). At the first Contract Anniversary, assume that your Account Value (prior to the deduction of the Rider Charge) has decreased to $80,000 due to the withdrawal and poor market performance. The Rider Charge, which is equal to the Rider Fee Rate that is specified in GLWB Supplement and applied to the GLWB Base on the Contract Anniversary, is then deducted from the Account Value. If the Rider Fee Rate was 1.25% this would result in a Rider Charge of $1,250 (1.25% x $100,000 GLWB Base) which would be deducted from the Account Value, resulting in an ending Account Value of $78,750 ($80,000 - $1,250). The GLWB Base would remain at $100,000. At the second Contract Anniversary, assume your Account Value (prior to the deduction of the Rider Charge) has further decreased to $72,000 due to the withdrawal and poor market performance. Even though the Account Value has decreased again, the GLWB Base remains at $100,000. This would result in the Rider Charge still being $1,250, which would be deducted from the Account Value, resulting in an ending Account Value of $70,750 ($72,000 - $1,250). Summary of the GLWB rider Note: The following section provides a summary of how the GLWB rider works. A more detailed explanation of the operation of the GLWB rider is provided in the section below called “Operation of the GLWB rider.” The GLWB rider guarantees that you will receive lifetime income in an amount equal to the Annual Benefit Payment each year, subject to the conditions described in “Operation of the GLWB rider” below (including the condition that withdrawals that are Early Withdrawals or Excess Withdrawals will reduce the payments under the guarantee or, if such withdrawals reduce the Account Value to zero, eliminate the guarantee). Payments under the GLWB rider that are taken from the Shield Options during a multi-year Term will be deducted from the Interim Values of the Shield Option and may reduce your Account Value and death benefit by a value greater than the amount withdrawn. Such ongoing deductions may have an adverse effect on Contract Value. If you intend to take such payments, you should consult with a financial professional about whether this Contract is appropriate for you. The GLWB rider does not guarantee lifetime income if your Account Value is reduced to zero due to an Early Withdrawal or an Excess Withdrawal (see “Managing Your Withdrawals” below). Under the GLWB rider, the manner in which the Annual Benefit Payment is calculated depends on your Account Value. If the Account Value is greater than zero, your Annual Benefit Payment is calculated as a percentage of your GLWB Base, by multiplying your GLWB Base by a specified withdrawal rate (the “Withdrawal Rate”). When the Account Value is greater than zero, the Annual Benefit Payment represents the maximum amount that may be withdrawn in the current Contract Year without resulting in a proportional adjustment (i.e., a percentage reduction) to the GLWB Base and Net Purchase Payment Amount. However, if your Account Value is reduced to zero, your GLWB Base is multiplied by another specified withdrawal rate (the “Lifetime Guarantee Rate”) to determine your Annual Benefit Payment. In such circumstances—i.e., if Account Value is reduced to zero—the Annual Benefit Payment is limited to the amount calculated as a percentage of your GLWB Base, using the Lifetime Guarantee Rate—and not the Withdrawal Rate. The Withdrawal Rates and the Lifetime Guarantee Rates may be different; the rates are identified in the GLWB Supplement. It is important to consider that after your Account Value is reduced to zero, the payments made to you may be less than the annual amounts that were available for withdrawal before the Account Value was reduced to zero. The GLWB Base and Net Purchase Payment Amount will be reduced for any Early Withdrawals or any Excess Withdrawals. In any event, withdrawals under the GLWB rider will reduce your Account Value and death benefit. It is important to recognize that the GLWB Base is not available to be taken as a lump sum or paid as a death benefit and does not establish or guarantee your Account Value. GLWB Rider Variations. We currently offer two variations of the GLWB rider: Market Growth and Market Growth with Rollup. When you purchase the Contract, you must choose either Market Growth or Market Growth with Rollup. The Withdrawal Rates, Lifetime Guarantee Rates, and availability of a Rollup Rate will vary depending on the variation you choose. Depending on your expectations and preferences, you can choose the variation that best meets your needs. Market Growth with Rollup will generally have lower Withdrawal Rates and Lifetime Guarantee Rates than Market Growth. • Market Growth: offers an Automatic Step-Up each Contract Anniversary (subject to the conditions described in “Automatic Step-Up” below); or • Market Growth with Rollup: offers a Rollup Rate increase each Contract Anniversary for the first 10 Contract Years (see “Rollup Rate (for Market Growth with Rollup only)” below) and an Automatic Step-Up each Contract Anniversary (if the Account Value exceeds the GLWB Base after we apply the Rollup Rate, as further described in “Automatic Step-Up” below). For both variations, if you elect Joint Life and any Owner (or the Annuitant, if the Owner is a non-natural person) dies on or after the Annual Benefit Commencement Date, Annual Benefit Payments will remain available only if the decedent’s surviving spouse continues the Contract pursuant to the Spousal Continuation provision (see “Spousal Continuation”). GLWB Supplement The GLWB Supplement that must accompany this prospectus contains the Rider Fee Rate (for determining the Rider Charge), Withdrawal Rates, Lifetime Guarantee Rates, Lifetime Withdrawal Age, Earliest Annual Benefit Commencement Date, allocation options available after the Annuity Benefit Commencement Date, and Rollup Rate, if applicable, to your GLWB rider and Contract. The rates, Rider Fee Rate, Lifetime Withdrawal Age, Earliest Annual Benefit Commencement Date, and allocation options available after the Annual Benefit Commencement Date will not change with respect to your specific Contract, except that a particular Allocation Option may not be available for you to transfer your Investment Amount or Fixed Account Value into after a Term End Date or the Fixed Account Term End Date. Your financial professional will give you a copy of the prospectus with the GLWB Supplement when you apply for a Contract. The GLWB Supplement does not change for a given purchaser once issued. You should not purchase the Contract without first obtaining the current GLWB Supplement. Once a GLWB Supplement is effective, it will remain in effect until it is superseded at any time when we publish a new GLWB Supplement. If we make any changes, we will supplement the prospectus at least seven calendar days before they take effect on our website at https://www.brighthousefinancial.com/products/annuities/shield-level-pay-plus-annuities/. The GLWB Supplement is also filed on EDGAR at www.sec.gov pursuant to Rule 497 under the Securities Act of 1933, as a 497 form type filing (File Number 333-282752). You can contact us to receive the GWLB Supplement applicable to your Contract by calling our Annuity Service Office at the toll-free telephone number provided in this prospectus. Historical rates, Rider Fee Rates, Lifetime Withdrawal Ages, Earliest Annual Benefit Commencement Dates, and allocation options available after the Annual Benefit Commencement Date under superseded GLWB Supplements will be added in an appendix to this prospectus. See Appendix J - Historical GLWB Terms. Operation of the GLWB The following section describes how the GLWB operates. When reading the following description of the operation of the GLWB rider (for example, the “GLWB Base” and “Annual Benefit Payment” sections), refer to the GLWB Supplement for the specific rates and other terms applicable to your GLWB rider. (See Appendix E for examples illustrating the operation of the GLWB.) Annual Benefit Commencement Date. The Annual Benefit Commencement Date is the date you start taking Annual Benefit Payment withdrawals as provided by the GLWB rider. In order to begin taking withdrawals under the GLWB rider, you must wait until the occurrence of both (i) the earliest specified date we will permit for your Annual Benefit Commencement Date (previously defined in this prospectus as the “Earliest Annual Benefit Commencement Date”), and (ii) the age you must attain before you may begin receiving GLWB rider benefits (previously defined in this prospectus as the “Lifetime Withdrawal Age”), both of which are specified on the GLWB Supplement. The Annual Benefit Commencement Date must be provided in a Notice to us at least 10 days before the date you start taking Annual Benefit Payment withdrawals and cannot be changed after the first Annual Benefit Payment is taken as provided by the GLWB rider. You may provide Notice to us up to 12 months in advance of your Annual Benefit Commencement Date. Any withdrawal taken prior to the Annual Benefit Commencement Date will be considered an Early Withdrawal and will reduce the GLWB Base and Net Purchase Payment Amount in the same proportion (i.e., the same percentage) that such withdrawal (including any applicable Withdrawal Charge) reduces the Account Value. Covered Person. We determine benefits under this GLWB rider based on the life of a natural person(s) (“Covered Person”). The Covered Person is determined on the Issue Date and is the Owner, oldest Joint Owner, or Annuitant if the Contract is owned by a non-natural person. The Covered Person may not be changed. We calculate the benefit payments using rates based on a single life (“Single Life”) or joint lives (“Joint Life”), as specified in the GLWB Supplement. In the Notice establishing the Annual Benefit Commencement Date, the Covered Person must elect whether the Annual Benefit Payment will be calculated using the Single Life or Joint Life rates, specified in the GLWB Supplement. If Joint Life is elected in the Notice for the Annual Benefit Commencement Date, a Joint Covered Person must be added and is subject to the following: a) the Covered Person and the Joint Covered Person must be spouses; b) the age of the Joint Covered Person cannot be more than 10 years younger than the Covered Person; and c) the Joint Covered Person will be considered the primary Beneficiary, and any other Beneficiary will be treated as a contingent Beneficiary. The Joint Covered Person cannot be changed after the Annual Benefit Commencement Date. On or after the Annual Benefit Commencement Date upon death of the Covered Person, if the Joint Covered Person is no longer a spouse (e.g., due to divorce), the Joint Covered Person will not be eligible to receive benefits provided by the GLWB rider. Allocation Options Available After the Annual Benefit Commencement Date. After the Annual Benefit Commencement Date, you may transfer your Investment Amount at the end of each applicable Term to one or more of the available Shield Options or the Fixed Account, if available, that are listed as allocation options in the GLWB Supplement accompanying this prospectus. The Shield Options available after the Annual Benefit Commencement Date may vary from the Shield Options available before the Annual Benefit Commencement Date. After the Annual Benefit Commencement Date, there will always be at least one Shield Option available; however, we can add or discontinue any Shield Option. Consequently, a particular Shield Option may not be available for you to transfer your Investment Amount or Fixed Account Value (or if applicable Holding Account value) into after a Term End Date, the Fixed Account Term End Date, or a Contract Anniversary. (see “RISK FACTORS – GLWB Risks” and “ADDITION OR DISCONTINUANCE OF A SHIELD OPTION”). When a change is made to a Shield Option or an Index, or changed subsequent to the Issue Date, we will send a notification describing any changes to the Shield Option, as required by law. This change will take effect under your Contract as of the next Contract Anniversary for any allowable transfers into the Allocation Options After the Annual Benefit Commencement Date. GLWB Base. On the Issue Date, the initial GLWB Base is equal to the Purchase Payment. The GLWB Base is multiplied by the applicable Withdrawal Rate while the Account Value is greater than zero to determine your Annual Benefit Payment. The GLWB Base is multiplied by the applicable Lifetime Guarantee Rate to determine your monthly payment if your Account Value is reduced to zero and lifetime payments are to begin. Any withdrawals taken prior to the Annual Benefit Commencement Date will result in a proportional adjustment to the GLWB Base and Net Purchase Payment Amount. We refer to this type of withdrawal as an “Early Withdrawal.” Any withdrawals taken after the Annual Benefit Commencement Date that do not exceed or cause the cumulative withdrawals in the Contract Year to exceed, the Annual Benefit Payment, will not reduce the GLWB or Net Purchase Payment Amount. We refer to this type of withdrawal as a “Non-Excess Withdrawal.” If, however you take a withdrawal that exceeds the Annual Benefit Payment (or results in cumulative withdrawals for the current Contract Year that exceed the Annual Benefit Payment), then such withdrawal, and any subsequent withdrawals that occur in that Contract Year, will result in a proportional adjustment to the GLWB Base and Net Purchase Payment Amount. We refer to this type of withdrawal as an “Excess Withdrawal.” Depending on the relative amounts of the GLWB Base, Net Purchase Payment Amount and the Account Value, such proportional adjustment may result in a significant reduction to the GLWB Base and Net Purchase Payment Amount (particularly when the Account Value is lower than the GLWB Base and Net Purchase Payment Amount, and could have the effect of reducing or eliminating the total amount you are guaranteed to receive under the GLWB rider (see “Managing Your Withdrawals” below). Annual Benefit Payment. The Annual Benefit Payment begins with the Annual Benefit Commencement Date; prior to the Annual Benefit Commencement Date, there is no Annual Benefit Payment. The manner in which the Annual Benefit Payment is calculated depends on your Account Value. If the Account Value is greater than zero, your Annual Benefit Payment is calculated as a percentage of your GLWB Base, by multiplying your GLWB Base by a specified rate, the applicable Withdrawal Rate. Your Withdrawal Rate is determined at the Annual Benefit Commencement Date and cannot be changed. The Withdrawal Rate reflects the following factors: (a) your age on the Annual Benefit Commencement Date; (b) the Contract Year from the Issue Date on the Annual Benefit Commencement Date; and (c) Single Life or Joint Life, whichever is applicable. If Joint Life is elected, the age used will be the oldest Owner or joint Owner. The Withdrawal Rate, once determined, will not change for your Contract. If the GLWB Base is later recalculated (for example, because of the Automatic Step-Up or Excess Withdrawals), the Annual Benefit Payment is reset equal to the new GLWB Base multiplied by the Withdrawal Rate. If your Account Value is greater than zero, the Annual Benefit Payment represents the maximum amount that may be withdrawn in the current Contract Year without resulting in a proportional adjustment (i.e., a percentage reduction) to the GLWB Base and Net Purchase Payment Amount. However, if the Account Value is reduced to zero, the Annual Benefit Payment is calculated by multiplying your GLWB Base by another specified rate, the Lifetime Guarantee Rate. In such circumstances—i.e., if Account Value is reduced to zero—the Annual Benefit Payment is limited to the amount calculated as a percentage of your GLWB Base, using the Lifetime Guarantee Rate—and not the Withdrawal Rate. The Withdrawal Rates and Lifetime Guarantee Rates may be different; the rates are identified in the GLWB Supplement. As demonstrated in the GLWB Supplement, which sets forth a range of Lifetime Withdrawal Ages and Withdrawal Rates that apply to those ages, waiting to take your first withdrawal may result in a higher Withdrawal Rate. Each time a withdrawal is made in a Contract Year, we decrease the Annual Benefit Payment for that Contract Year by such withdrawal and the remaining amount is referred to as the “Remaining Annual Benefit Payment.” Any Remaining Annual Benefit Payment not withdrawn in a Contract Year is not available in later Contract Years. As long as your Account Value has not been reduced to zero, your Annual Benefit Payment equals the applicable Withdrawal Rate multiplied by the GLWB Base. You may choose to receive your Annual Benefit Payment through the optional Systematic Withdrawal Program (see “WITHDRAWAL PROVISIONS – Systematic Withdrawal Program”). While the GLWB rider is in effect, your withdrawals through the Systematic Withdrawal Program may not exceed your Annual Benefit Payment. There is no charge for the Systematic Withdrawal Program and you may terminate your participation at any time. It is important to note: • If your Account Value is reduced to zero on or after the Annual Benefit Commencement Date because you make a Non-Excess Withdrawal, we will first pay you any Remaining Annual Benefit Payment in effect at the time the Account Value is reduced to zero. Effective as of your next Contract Anniversary, we will then begin making monthly payments, using the applicable Lifetime Guarantee Rate in effect on your Annual Benefit Commencement Date (see the GLWB Supplement), for the rest of the Covered Person’s life and, if applicable, the Joint Covered Person’s life. If your Account Value is reduced to zero on or after the Annual Benefit Commencement Date because there are insufficient funds to deduct any Rider Charge from your Account Value, we will begin making monthly payments, using the applicable Lifetime Guarantee Rate in effect on your Annual Benefit Commencement Date (see the GLWB Supplement), for the rest of the Covered Person’s life and, if applicable, the Joint Covered Person’s life. • If your Account Value is reduced to zero prior to your Annual Benefit Commencement Date because there are insufficient funds to deduct any Rider Charge from your Account Value, we will begin making monthly payments to you for the rest of the Covered Person’s Life and, if applicable, the Joint Covered Person’s life, using the Lifetime Guarantee Rate specified on the GLWB Supplement. In such circumstances—and assuming you have reached the Lifetime Withdrawal Age and the Earliest Annual Benefit Commencement Date—the payments reflect the following factors: (a) your age when your Account Value is reduced to zero;* (b) the Contract Year from the Issue Date to when your Account Value is reduced to zero;** and (c) Single Life or Joint Life, whichever is applicable.*** * If you have not reached the Lifetime Withdrawal Age, then the Lifetime Guarantee Rate that corresponds with the Lifetime Withdrawal Age specified on the GLWB Supplement will apply in determining the foregoing (i.e., in lieu of (a) above). ** If you have not reached the Earliest Annual Benefit Commencement Date, then the Lifetime Guarantee Rate that corresponds with the Earliest Annual Benefit Commencement Date specified on the GLWB Supplement will apply in determining the foregoing (i.e., in lieu of (b) above). *** You may only elect Joint Life if your Contract has not been continued under Spousal Continuation. The purpose of the following example is to illustrate how the Lifetime Withdrawal Age is used if your Account Value is reduced to zero prior to the date you have selected as your Annual Benefit Commencement Date. Assume you are 55 years old when you purchase the Contract. Also assume that in the 11th Contract Year (i.e., at 66 years old), you have not established your Annual Benefit Commencement Date and, due to poor market performance and the deduction of Rider Charges, your Account Value has been reduced to zero. We will begin making monthly payments to you for the rest of the Covered Person’s life and, if applicable, the Joint Covered Person’s life, using the Lifetime Guarantee Rate. In this case, the Lifetime Guarantee Rate would be determined based on (a) age 66 (i.e., your age when your Account Value is reduced to zero), (b) the 11th Contract Year (i.e., the Contract Year from the Issue Date to when your Account Value is reduced to zero) and (c) the election of Single Life or Joint Life, whichever is applicable. • If your Account Value is reduced to zero due to an Early Withdrawal or because you make an Excess Withdrawal, lifetime payments are not available, no further benefits will be payable under the GLWB rider, and the GLWB rider and Contract will terminate. • Once Annual Benefit Payments after the Account Value is reduced to zero are made, no death benefit will be paid. • You should carefully consider when to begin taking withdrawals under the GLWB rider. If you begin taking withdrawals too soon, you may limit the value of the GLWB rider, because the Withdrawal Rate is determined at the Annual Benefit Commencement Date and cannot be changed. In addition, if you elected Market Growth with Rollup and begin taking withdrawals within the first ten Contract Years, the GLWB Base will no longer increase by the Rollup Rate. As demonstrated in the GLWB Supplement, which sets forth a range of Lifetime Withdrawal Ages and Withdrawal Rates that apply to those ages, waiting to take your first withdrawal may result in a higher Withdrawal Rate. If you delay taking withdrawals for too long, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using. Managing Your Withdrawals. It is important that you carefully manage your annual withdrawals. To retain the full guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. In other words, you should not take Excess Withdrawals. If you do take an Excess Withdrawal, we will recalculate the GLWB Base and, if applicable, the Net Purchase Payment Amount in the same proportion (i.e., the same percentage) that the withdrawal reduces the Account Value and reduce the Annual Benefit Payment to the new GLWB Base multiplied by the applicable Withdrawal Rate. In addition, you should not take Early Withdrawals. If you take an Early Withdrawal, we will recalculate the GLWB Base and the Net Purchase Payment Amount in the same proportion (i.e., the same percentage) that the withdrawal reduces the Account Value. These reductions caused by Early Withdrawals, and Excess Withdrawals, may be significant. You are still eligible to receive lifetime payments so long as the Excess Withdrawal or Early Withdrawal did not cause your Account Value to decline to zero. An Early Withdrawal or an Excess Withdrawal that reduces the Account Value to zero will terminate the Contract and lifetime payments will not be available. After the Annual Benefit Commencement Date, you can always make Non-Excess Withdrawals. However, if you choose to receive only a part of your Annual Benefit Payment in any given Contract Year, your Remaining Annual Benefit Payment does not carry over into subsequent Contract Years. For example, if your Annual Benefit Payment is 4% of your GLWB Base, you cannot withdraw 2% in one year and then withdraw 6% the next year without making an Excess Withdrawal in the second year. Income taxes and penalties may apply to your withdrawals. Withdrawal charges may apply to withdrawals during the first Contract Year unless you take the necessary steps to elect to take such withdrawals as part of your Annual Benefit Payment. Withdrawal charges will also apply to withdrawals of Account Value that exceed the free withdrawal amount in any Contract Year. (See “CHARGES, FEES, AND ADJUSTMENTS — When No Withdrawal Charge Applies.”) Automatic Step-Up. On each Contract Anniversary prior to the Contract Owner’s 91st birthday, an Automatic Step-Up will occur, provided that the Account Value on that date exceeds the GLWB Base immediately before the Automatic Step-Up. We will deduct the Rider Charge from the Account Value before we compare the Account Value to the GLWB Base. An Automatic Step-Up: • will increase the GLWB Base to the Account Value, after deducting the Rider Charge, on the date of the Automatic Step-Up regardless of whether or not you have taken any withdrawals; and • if the Automatic Step-Up occurs after the Annual Benefit Commencement Date, will increase the Annual Benefit Payment to equal the applicable Withdrawal Rate multiplied by the GLWB Base after the Automatic Step-Up. Rollup Rate (for Market Growth with Rollup only). On each Contract Anniversary during the first 10 Contract Years, if no withdrawals occurred in the previous Contract Year, the GLWB Base will be increased by an amount equal to the Rollup Rate (see the GLWB Supplement for your Rollup Rate) multiplied by the Net Purchase Payment Amount before such increase. The Rollup Rate, if applicable to the previous Contract Year, is applied before deducting any Rider Charge and before taking into account any Automatic Step-Up occurring on such Contract Anniversary (see “Automatic Step-Up” above). The Automatic Step-Up occurs if the Account Value exceeds the GLWB Base after the Rollup is applied. The GLWB Base will not be increased by the Rollup Rate: • if a withdrawal has occurred in the Contract Year ending immediately prior to that Contract Anniversary, or • after the 10th Contract Anniversary. Withdrawal Charge. We will apply a withdrawal charge to withdrawals from your Account Value as described in “WITHDRAWAL PROVISIONS — Withdrawal Charge” (also see “WITHDRAWAL PROVISIONS — When No Withdrawal Charge Applies — Free Withdrawal Amount” and “WITHDRAWAL PROVISIONS— Systematic Withdrawal Program”). Taxes. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1⁄2, a 10% Federal income tax penalty may apply. Tax Treatment. The tax treatment of withdrawals under the GLWB rider is uncertain. It is conceivable that the amount of potential gain could be determined based on the GLWB Base under the GLWB rider at the time of the withdrawal, if the GLWB Base is greater than the Account Value (prior to Withdrawal Charges, if applicable). This could result in a greater amount of taxable income reported under a withdrawal and conceivably a limited ability to recover any remaining basis if there is a loss on surrender of the contract. Consult your tax adviser prior to purchase. Ownership. If you, the Owner, are a natural person, you must also be the Annuitant. If a non-natural person owns the Contract, then the Annuitant will be considered the Owner in determining the issue age and Annual Benefit Payment. If Joint Owners are named, the age of the older Joint Owner will be used to determine the issue age and the Annual Benefit Payment. For the purposes of the Guaranteed Lifetime Withdrawal Benefit section of the Prospectus, “you” always means the Owner, older Joint Owner, or the Annuitant, if the Owner is a non-natural person. “You” also refers to the surviving spouse after continuation if continued under the Spousal Continuation Provision. Termination of the GLWB Rider. The GLWB rider cannot be cancelled but will terminate upon the earliest of: (1) the date of a full withdrawal of the Account Value that is: (a) an Early Withdrawal or Excess Withdrawal (a portion of the Rider Charge will be assessed); or (b) a Non-Excess Withdrawal (you are still eligible to receive the Annual Benefit Payment, provided the provisions and conditions of the rider have been met) (a portion of the Rider Charge will not be assessed); (2) the date you apply any portion of the Account Value to an Annuity Option (a portion of the Rider Charge will be assessed); (3) the date there are insufficient funds to deduct the Rider Charge from the Account Value (whatever Account Value is available will be applied to pay the Rider Charge and you are still eligible to receive the Annual Benefit Payment, provided the provisions and conditions of the GLWB rider have been met; however, you will have no other benefits under the Contract); (4) the death of the Contract Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person), except where the primary Beneficiary is the spouse and the spouse elects to continue the contract under the Spousal Continuation provisions of the Contract (see “DEATH BENEFIT—Death Benefit Options—Spousal Continuation”) and the GLWB rider (see “Spousal Continuation” below); (5) the death of the Owner after the first Spousal Continuation; (6) for contracts issued in all states other than California, a change of the Owner or Joint Owner for any reason, subject to our administrative procedures (a portion of the Rider Charge will be assessed); (7) the termination of the Contract to which the GLWB rider is attached, other than due to death as described above (a portion of the Rider Charge will be assessed); or (8) for contracts issued in all states other than California, the date you assign your Contract, subject to our administrative procedures (a portion of the Rider Charge will be assessed). Under our current administrative procedures, we will waive the termination of the GLWB rider if you assign a portion of the Contract under the following limited circumstances: if the new Owner or assignee assumes full ownership of the Contract and is essentially the same person or if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges. Once the GLWB rider is terminated, the Rider Charge will no longer be deducted.
Calculation Method of Benefit [Text Block]	Appendix F Guaranteed Lifetime Withdrawal Benefit Examples The purpose of these examples is to illustrate the operation of the GLWB rider. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the allocation made by an Owner and the Index Performance for the Shield Options chosen. The examples do not reflect the deduction of fees and charges, Withdrawal Charges or income taxes and tax penalties. The GLWB rider does not establish or guarantee an Account Value or minimum return for any Shield Option. The GLWB Base cannot be taken as a lump sum. Values are rounded for display purposes only. GLWB Base The initial GLWB Base is equal to your initial Purchase Payment. The GLWB Base may increase by any Automatic Step-Ups, as described below. For Market Growth with Rollup, the GLWB Base may also increase by the Rollup Rate, if applicable. The GLWB Base may be reduced for certain types of withdrawals, as described below. A. Withdrawals Withdrawals Prior to the Annual Benefit Commencement Date There is no Annual Benefit Payment prior to the Annual Benefit Commencement Date, so any withdrawal (including any applicable Withdrawal Charge) that occurs prior to the Annual Benefit Commencement Date is an Early Withdrawal and will decrease the GLWB Base in the same proportion that the withdrawal reduces the Account Value. This proportional adjustment is calculated using the amount of the withdrawal divided by the Account Value prior to the withdrawal. Example: Assume you make an initial Purchase Payment of $100,000. Your initial Account Value would be $100,000 and your initial GLWB Base would be $100,000. Assume due to poor market performance your Account Value is reduced to $80,000 and you decide to make a $10,000 withdrawal. Since this withdrawal is made prior to the Annual Benefit Commencement Date, there will be a proportional adjustment to the GLWB Base. The proportional adjustment is equal to your withdrawal amount ($10,000) divided by your Account Value before such withdrawal ($80,000), which equals 12.5%. Your GLWB Base would be reduced to $87,500 ($100,000 reduced by 12.5%). Withdrawals After the Annual Benefit Commencement Date A “Non-Excess Withdrawal” is a withdrawal that does not exceed, or cause the cumulative withdrawals for the current Contract Year to exceed, the Annual Benefit Payment. Non-Excess Withdrawals do not reduce the GLWB Base, but reduce your Account Value by the amount of each withdrawal. An “Excess Withdrawal” is a withdrawal that exceeds, or causes the cumulative withdrawals for the current Contract Year to exceed, the Annual Benefit Payment. An Excess Withdrawal is the portion of a withdrawal (including Withdrawal Charges) from the Account Value that causes the cumulative withdrawals to exceed the Annual Benefit Payment in that Contract Year and includes any subsequent withdrawals that occur in that Contract Year. Any Excess Withdrawal(s), and any subsequent withdrawals that occur in that Contract Year, will result in a proportional adjustment to the GLWB Base. The GLWB Base is multiplied by the applicable Withdrawal Rate while the Account Value is greater than zero to determine your Annual Benefit Payment. The GLWB Base is multiplied by the applicable Lifetime Guarantee Rate to determine your Annual Benefit Payment if your Account Value is reduced to zero and lifetime payments are to begin. Withdrawal and Lifetime Guarantee rates are based on the Covered Person’s age (or oldest Covered Person’s age for Joint Life election) at the time of commencement, the Contract Year from the Issue Date and the election of Single or Joint Life Income. Example: Assume you make an initial Purchase Payment of $100,000. Your initial Account Value would be $100,000 and your initial GLWB Base would be $100,000. Also assume the Withdrawal Rate is 5%, making your Annual Benefit Payment $5,000 ($100,000 x 5%). Non-Excess Withdrawals You decide to make a $5,000 withdrawal. Since this withdrawal is made after the Annual Benefit Commencement Date and does not exceed the Annual Benefit Payment of $5,000, your GLWB Base of $100,000 is not reduced by such withdrawal. Excess Withdrawals Assume due to poor market performance your Account Value is reduced from $100,000 to $80,000 and you decide to make a $10,000 withdrawal, which reduces your Account Value to $70,000 ($80,000 – $10,000). As noted above, also assume that the Withdrawal Rate is 5%, making your Annual Benefit Payment $5,000 ($100,000 (your GLWB Base) x 5%). Since your $10,000 withdrawal exceeds your Annual Benefit Payment of $5,000, there will be a proportional adjustment to your GLWB Base. The proportional adjustment is equal to the excess withdrawal amount ($5,000) divided by the Account Value before such withdrawal ($80,000), which equals 6.25%. Therefore, because 6.25% of $100,000 (the GLWB Base) is $6,250, the GLWB Base would be reduced by $6,250—i.e., from $100,000 to $93,750. In addition, after such withdrawal, the Annual Benefit Payment would be reset equal to $4,687.50 (5% x $93,750). B. Automatic Step-Up On each Contract Anniversary prior to your 91st birthday, an Automatic Step-Up will occur if the Account Value on that date exceeds the GLWB Base immediately before the Automatic Step-Up. An Automatic Step-Up: (1) increases the GLWB Base to the Account Value; and (2) increases the Annual Benefit Payment to equal the Withdrawal Rate multiplied by the GLWB Base after the Automatic Step-Up. We will deduct the Rider Charge from the Account Value before we compare the Account Value to the GLWB Base. Example: Assume you make a Purchase Payment of $100,000. Your initial Account Value would be $100,000 and your initial GLWB Base would be $100,000. Also assume you have reached your Annual Benefit Commencement Date resulting in a Withdrawal Rate of 5% and an Annual Benefit Payment of $5,000 ($100,000 x 5%). At the first Contract Anniversary, assume your Account Value, after deducting the Rider Charge, has increased to $110,000 due to good market performance. The Automatic Step-Up will increase the GLWB Base from $100,000 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 x 5%). At the second Contract Anniversary, assume your Account Value, after deducting the Rider Charge, has increased to $120,000 due to good market performance. The Automatic Step-Up will increase the GLWB Base from $110,000 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 x 5%). On the third through the eighth Contract Anniversaries, assume your Account Value does not exceed the GLWB Base due to poor market performance and no Excess Withdrawals are made. No Automatic Step-Up will take place on any of the third through eighth Contract Anniversaries. At the ninth Contract Anniversary, assume your Account Value, after deducting the Rider Charge, has increased to $150,000 due to good market performance, which is greater than the GLWB Base immediately before the Contract Anniversary. The Automatic Step-Up will increase the GLWB Base from $120,000 to $150,000 and reset the Annual Benefit Payment to $7,500 ($150,000 x 5%). C. Rollup Rate (for Market Growth with Rollup only) On each Contract Anniversary within the first ten Contract Years, if no withdrawals occurred in the previous Contract Year, the GLWB Base will be increased by an amount equal to the Rollup Rate multiplied by the Net Purchase Payment Amount before such increase. The GLWB Base will not be increased by the Rollup Rate if: (1) a withdrawal has occurred in the Contract Year ending immediately prior to that Contract Anniversary, or (2) after the first ten Contract Years. The Rollup Rate is applied before deducting any Rider Charge and before taking into account any Automatic Step-Up occurring on such Contract Anniversary. Example: Assume you make a Purchase Payment of $100,000. Your initial Account Value would be $100,000, your initial Net Purchase Payment Amount would be $100,000 and your initial GLWB Base would be $100,000. If your Rollup Rate is 5%, your GLWB Base will increase by 5% of the Net Purchase Payment Amount on each contract anniversary for the first ten Contract Years, provided that no withdrawals occur in the previous Contract Year. If a withdrawal is not taken in the first Contract Year, your GLWB Base would increase to $105,000 ($100,000 + ($100,000 x 5%)). If a withdrawal is taken in any Contract Year during the first ten Contract Years, the GLWB Base would not be increased by the Rollup Rate on the following Contract Anniversary. After the first ten Contract Years, the GLWB Base is not increased by the Rollup Rate. Illustrative GLWB Example The two graphs below are illustrations that incorporate several concepts of the GLWB rider. Please note: • Both graphs assume no withdrawals occur until after the Annual Benefit Commencement Date. • The second graph assumes no withdrawals occur until after the first ten Contract Years for Market Growth with Rollup. • Both graphs assume Account Value fluctuation in order to illustrate Automatic Step-Ups, followed by Account Value decline, reducing to zero in order to illustrate lifetime income payments. • The second graph shows the “GLWB Base had Automatic Step-Ups not occurred” for the purpose of illustrating the impact of Automatic Step-Ups only (i.e., GLWB Base only increased by the Rollup Rate).
Brighthouse Shield Level Pay Plus II | Living Benefit GLWB Death Benefit
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]	Death Benefit Under the GLWB Rider. • Death of an Owner Before the Annual Benefit Commencement Date Is Established. If we receive due proof of death of an Owner before we receive Notice establishing the Annual Benefit Commencement Date, the GLWB rider will terminate and the death benefit provision of your Contract will apply, unless the decedent’s surviving spouse continues the Contract pursuant to the Spousal Continuation provision. See “Spousal Continuation” below for additional details. • Death of the Covered Person On or After the Annual Benefit Commencement Date. If we receive due proof of death of the Covered Person on or after the Annual Benefit Commencement Date and Single Life was elected, the GLWB rider will terminate and the death benefit provision of your Contract and any death benefit made a part of your Contract will apply. If we receive due proof of death of the Covered Person on or after the Annual Benefit Commencement Date and Joint Life was elected, the decedent’s surviving spouse must continue the Contract in order to continue receiving Annual Benefit Payments. See “Spousal Continuation” below for additional details. • Death of the Joint Covered Person On or After the Annual Benefit Commencement Date. The GLWB rider will remain in force unless the death of the Joint Covered Person would cause the death benefit provision of the Contract to apply and Spousal Continuation does not occur under the terms of the Contract. Otherwise, the Annual Benefit Payment will continue to be based on the applicable Joint Life rates set forth in the GLWB Supplement. Note: We will not pay any death benefit to your Beneficiary if you are receiving monthly payments because your Account Value is reduced to zero. Spousal Continuation. Provided your spouse is not more than 10 years younger than you, if your spouse continues the contract under the Spousal Continuation provisions of the Contract, and the GLWB rider is in effect at the time of the continuation, then the same terms and conditions that applied to the Contract Owner under the GLWB rider will continue to apply to the surviving spouse, and the surviving spouse is guaranteed to receive lifetime income, subject to the conditions described in “Operation of the GLWB rider” and provided the GLWB rider is not terminated (see “Termination of the GLWB Rider” above). If your spouse is more than 10 years younger than you, your spouse may continue the Contract; however, the GLWB rider will terminate. If the Contract has been continued under Spousal Continuation and the Annual Benefit Commencement Date is not yet established, the new Owner will become the Covered Person and must provide Notice to us, at least 10 days in advance of the Annual Benefit Commencement Date, to establish the Annual Benefit Commencement Date and may only choose a Single Life option. If the Contract has been continued under Spousal Continuation after the Annual Benefit Commencement Date, then the Withdrawal Rate that applies after Spousal Continuation will be the same as the Withdrawal Rate in effect prior to Spousal Continuation. After the Annual Benefit Commencement Date, Spousal Continuation is only available if Joint Life was elected. If the GLWB is continued under Spousal Continuation and the Account Value is subsequently reduced to zero because of a Non-Excess Withdrawal, or because there are insufficient funds to deduct any Rider Charge from the Account Value, monthly payments will be made using the applicable Lifetime Guarantee Rate in effect on your Annual Benefit Commencement Date (see the GLWB Supplement) to your spouse (the new contract Owner) for the rest of his or her life. The GLWB will not terminate upon the first Spousal Continuation of the Contract; however, it will terminate upon any subsequent Spousal Continuations. Guaranteed Lifetime Withdrawal Benefit and Annuitization. If you extend your Maturity Date to the latest date permitted, and that date is reached, you must elect one of the following options: (1) annuitize the Account Value under the Contract’s annuity provisions., (2) if you are eligible for lifetime withdrawals under the GLWB, elect to receive the Annual Benefit Payment paid each year until your death (or the later of your or your spousal Beneficiary’s death); or (3) make a complete withdrawal of your Account Value. For more on changing or extending the Maturity Date or your options when you reach the Maturity Date, see “Maturity Date” in “ANNUITY PAYMENTS (THE ANNUITY PERIOD).” Required Minimum Distributions. For IRAs and other contracts subject to Section 401(a)(9) of the Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 72 (age 70½, if you were born on or before June 30, 1949). If your Contract is an IRA or other contract subject to Section 401(a)(9) of the Code, and the required distributions are larger than the Annual Benefit Payment, we will increase your Annual Benefit Payment to the required minimum distribution amount for the previous calendar year or for the current calendar year (whichever is greater). If: (1) you are enrolled in the Automated Required Minimum Distribution Program or in both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program; (2) you do not take additional withdrawals outside of these two programs; and (3) your Remaining Annual Benefit Payment for the Contract Year is equal to zero (note: this is only a condition under the following limited circumstances: (i) if you reach the end of the calendar year and (ii) your Annual Benefit Payment or Remaining Annual Benefit Payment was not already increased to equal the required minimum distribution amount); we will increase your Annual Benefit Payment by the amount of the withdrawals that remain to be taken in that Contract Year under the program or programs in which you are enrolled. This will prevent the withdrawal from exceeding the Annual Benefit Payment. See “Use of Automated Required Minimum Distribution Program and Systematic Withdrawal Program with GLWB” below. Use of Automated Required Minimum Distribution Program and Systematic Withdrawal Program with GLWB. Used with the GLWB rider, our Automated Required Minimum Distribution Program can help you fulfill minimum distribution requirements with respect to your Contract without reducing the GLWB Base and Net Purchase Payment Amount on a proportional basis. (Reducing the GLWB Base and Net Purchase Payment Amount on a proportional basis could have the effect of reducing or eliminating the guarantees of the GLWB rider.) The Automated Required Minimum Distribution Program calculates minimum distribution requirements with respect to your Contract and makes payments to you on a monthly, quarterly, semi-annual or annual basis. Alternatively, you may choose to enroll in both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program (see “WITHDRAWAL PROVISIONS— Systematic Withdrawal Program”). You may choose to do so to help you both fulfill minimum distribution requirements with respect to your Contract and facilitate automated processing of your Annual Benefit Payment You may only enroll in these programs on or after your Annual Benefit Commencement Date. In order to avoid taking withdrawals that could reduce the GLWB Base and Net Purchase Payment Amount on a proportional basis, withdrawals should not exceed the Annual Benefit Payment each Contract Year. Any amounts above the Annual Benefit Payment that need to be withdrawn to fulfill minimum distribution requirements can be paid out at the end of the calendar year. For example, if you enroll in the Systematic Withdrawal Program and elect to receive monthly payments equal to the Annual Benefit Payment, you should also enroll in the Automated Required Minimum Distribution Program and elect to receive your Automated Required Minimum Distribution Program on an annual basis, after the Systematic Withdrawal Program monthly payment in December. If additional amounts are paid out at the end of the calendar year to fulfill minimum distribution requirements, this will reduce the Remaining Annual Benefit Payment for the Contract Year. You should contact the Annuity Service Office to determine if your Systematic Withdrawal Payment amount needs to be adjusted to avoid an Excess Withdrawal that could reduce your GLWB Base and Net Purchase Payment Amount. The total withdrawals under the Systematic Withdrawal Program in the Contract Year cannot exceed an amount equal to the Annual Benefit Payment. If you enroll in either the Automated Required Minimum Distribution Program or both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program, you should not make additional withdrawals outside the programs. Additional withdrawals may result in the GLWB Base, Net Purchase Payment Amount, and Annual Benefit Payment being reduced. To enroll the Automated Required Minimum Distribution Program and/or the Systematic Withdrawal Program, please contact our Annuity Service Office.
Brighthouse Shield Level Pay Plus II | Interim Value
Item 2. Overview of the Contract [Line Items]
Overview, Investor Could Lose Money Due to Contract Adjustments if Amounts are Removed [Text Block]	You could lose a significant amount of money due to the Interim Value calculation if amounts are removed from a Shield Option or from the Contract.
Overview, Transactions Subject to Contract Adjustments [Text Block]	The Interim Value is the amount that is available for annuitization, death benefit payments, withdrawals (including Required Minimum Distributions (RMDs) and payments under the GLWB rider), Surrenders, and, on a Contract Anniversary, to determine any automatic Step-Up of the GLWB Base and to deduct the Rider Charge.
Item 3. Key Information [Line Items]
Key Information, Contract Adjustments if Amounts are Removed [Text Block]	If all or a portion of the Account Value is removed from a Shield Option or from the Contract before the end of a Term, we will apply an Interim Value calculation, which may be negative. In extreme circumstances, you could lose up to 100% of the value of your Shield Option if you make a withdrawal, Surrender, or otherwise remove amounts from the Shield Options before the Term End Date due to a negative Interim Value.For example, if you allocate $100,000 to a Shield Option with a 3-year Term, and later withdraw the entire amount before the Term has ended, you could lose up to $100,000 of your investment. This loss will be greater if you also have to pay a Withdrawal Charge, taxes, and tax penalties.Between the Term Start Date and the Term End Date, we use the Interim Value to calculate the amount that is available for (1) annuitization; (2) death benefits; (3) withdrawals (including RMDs and payments under the GLWB rider); (4) Surrenders; or (5) if applicable, on a Contract Anniversary, to determine any automatic Step-Up of the GLWB Base and to deduct the Rider Charge.
Key Information, Maximum Loss Resulting from Negative Adjustment [Percent]	100.00%
Key Information, Example of Maximum Loss Resulting from Negative Adjustment [Text Block]	For example, if you allocate $100,000 to a Shield Option with a 3-year Term, and later withdraw the entire amount before the Term has ended, you could lose up to $100,000 of your investment. This loss will be greater if you also have to pay a Withdrawal Charge, taxes, and tax penalties.
Key Information, Example of Maximum Loss on One Hundred Thousand Dollars Resulting from Negative Adjustment	$ 100,000
Item 4. Fee Table [Line Items]
Transactions Subject to Contract Adjustment, Fee Table [Text Block]	An Interim Value adjustment is not an explicit charge. It is an adjustment that we use between the Term Start Date and the Term End Date to calculate the amount that is available for (1) annuitization; (2) death benefits; (3) withdrawals (including RMDs and payments under the GLWB rider); (4) Surrenders; or (5) if applicable, on a Contract Anniversary, to determine any automatic Step-Up of the GLWB Base and to deduct the Rider Charge.
Contract Adjustment, Maximum Potential Loss Over Amount Withdrawn [Percent]	100.00%
Early Withdrawal Risk [Line Items]
Risk, Maximum Loss Resulting from Negative Contract Adjustment [Percent]	100.00%
Item 7. Charges and Adjustments [Line Items]
Contract Adjustment, Maximum Potential Loss [Percent]	100.00%
Contract Adjustment, Applicable Period [Text Block]	We calculate the Interim Value of each Shield Option on any Business Day other than the Term Start Date and Term End Date. If you request a full or partial withdrawal during a Term, the Withdrawal Amount will be deducted from the Interim Values of the Shield Options in which you are invested (unless you instruct us otherwise for a partial withdrawal). Withdrawals from the Shield Options during the Term will reduce the Interim Values of those Shield Options on a dollar-for-dollar basis by the portion of the Withdrawal Amount deducted from each Shield Option. We will pay you a net amount after adjustments for any Withdrawal Charge. The net amount payable to you is equal to the amount withdrawn (including any applicable Withdrawal Charge), less Premium Tax and other taxes, if any. (See “WITHDRAWAL PROVISIONS” for more information.) Once a Shield Option reaches the Term End Date, there is no Interim Value, and the Performance Rate will be applied to the Investment Amount based off the Rate Crediting Type and applicable Shield Rate.
Contract Adjustment, Applicable Transaction [Text Block]	Nevertheless, you have the right under the Contract to make withdrawals, Surrender the Contract, and annuitize before the Term End Date.
Contract Adjustment, Manner Determined [Text Block]	The Interim Value assesses the fair value of the assets allocated to the Shield Option (Investment Amount) plus the current value of the portfolio of options utilized to replicate the performance of these Shield Options. The Interim Value for a Shield Option is equal to the sum of (1) and (2), where: (1) Is the market value of the Fixed Income Asset Proxy on the Business Day the Interim Value is calculated. (2) Is the current market value of the Derivative Asset Proxy. 1. The Fixed Income Asset Proxy is meant to represent the market value of the fixed income assets supporting each Shield Option. The Market Value Rate is the Constant Maturity Treasury (CMT) rate with a maturity equal to that of the Term. If a maturity of the CMT rate is not available that equals the Term, then the Market Value Rate will be linearly interpolated between the two closest available CMT maturities. The Market Value Rate will apply on a uniform basis for a class of Contract Owners in the same Shield Option and will be administered in a uniform and non-discriminatory manner. 2. The Derivative Asset Proxy is meant to represent an estimation of the market value of the possibility of gain or loss on the Term End Date. The value may be positive or negative. For each Shield Option, we solely designate and value options using the Black-Scholes Model, each of which is tied to the performance of the underlying Index associated with the Shield Option. We use derivatives to provide an estimate of the gain or loss on the Investment Amount allocated to the Shield Option that could occur on the Term End Date. This estimate also reflects the impact of the Cap Rate, Step Rate, Edge Rate, and Shield Rate at the end of the Term as well as the estimated cost of exiting the replicating options prior to the Term End Date. The valuation of the options is based on the Black-Scholes Model, which is one of the standard methods for valuing derivatives based on inputs from third party vendors. The methodology used to value these options is determined solely by us and may vary, higher or lower, from other estimated valuations or the actual selling price of identical derivatives. Any variance between our estimated fair value price and other estimated or actual prices may be different from Shield Option type to Shield Option type and may also change from day to day.
Contract Adjustment, Negative Effect Could be Greater than Value Withdrawn [Text Block]	A negative Interim Value could result in a loss beyond the protection of the Shield Rate. In extreme circumstances, you could lose up to 100% of the value of your Shield Option if you make a withdrawal, Surrender, or otherwise remove amounts from the Shield Options before the Term End Date.
Contract Adjustment, Impact of Adjustment on Interest Credited [Text Block]	Reductions to the Investment Amount will reduce the Interim Value for that Shield Option for the remainder of the Term, and, as a result, the positive interest, if any, credited to the remaining Investment Amount on the Term End Date will be less than if you had not taken a withdrawal.
Contract Adjustment, Relationship to Other Charges [Text Block]	There are many external factors that may impact the Interim Value including changes in the Indices, changes in the interest rate environment, and volatility.
Contract Adjustment, Purpose [Text Block]	The Interim Value is a calculated value that reflects the value of each Shield Option taking into account the applicable Shield Rate and Rate Crediting Type, current price of the underlying Index, the time remaining until the Term End Date, and the current value of the investments we have made to fund our obligations under the Shield Option. The Interim Value is an estimate of the current value of fixed income and derivative instruments we could purchase to assure our ability to meet our obligations to the Owner at a Term End Date. The Interim Value calculation is different than the calculation we use to calculate the Investment Amount for a Shield Option on the Term End Date. The Interim Value calculation is intended to protect the Company from losses on those fixed income and derivative instruments when amounts are withdrawn (or otherwise removed) from a Shield Option before the Term End Date. The Interim Value calculation transfers this risk from the Company to Contract Owners.
Contract Adjustment, Obtaining Current Value of an Adjustment [Text Block]	You may obtain your Interim Value on any Business Day by calling us at (888) 243-1932 or by accessing our website at www.brighthousefinancial.com.
Contract Adjustment, Current Value of an Adjustment Fluctuates [Text Block]	However, Interim Values fluctuate daily, and the current value(s) quoted may differ from the actual value(s) calculated.
Brighthouse Shield Level Pay Plus II | Fixed Account
Fixed Option Details [Line Items]
Fixed Option Details, Name	Fixed Account
Fixed Option Details, Description [Text Block]	THE FIXED ACCOUNT We may offer our Fixed Account as a funding option. The Fixed Account, if available, guarantees principal and interest during the Fixed Account Term (which will not be less than one (1) year). Interest will be compounded and credited daily to the Fixed Account Value during the Fixed Account Term at an annual effective interest rate declared by us. We guarantee that the annual effective interest rate credited to your Fixed Account Value will not be less than the current Minimum Guaranteed Interest Rate, which will not be less than 1%. Information about the features of the Fixed Account, including (i) its name, (ii) its Fixed Account Term, and (iii) its Minimum Guaranteed Interest Rate, is available in an appendix to this prospectus. See Appendix A – Investment Options Available Under the Contract. Please also refer to your Contract and Appendix E for more information. We will declare a new guaranteed interest rate for each subsequent Fixed Account Term, subject to the Minimum Guaranteed Interest Rate. At the Fixed Account Term End Date, the Fixed Account Value will automatically be renewed into the same Fixed Account Term, with the new interest rate, unless otherwise instructed by you during the Transfer Period. If the Fixed Account is not available at the end of the existing Fixed Account Term, these amounts will automatically transfer into the Holding Account at the end of the Fixed Account Term. There are two ways you may find out the new interest rate for the Fixed Account for a subsequent Fixed Account Term. Thirty (30) days before the current Fixed Account Term expires, we will send you notification, written or electronic depending on your selected preferences, stating your current Fixed Account Term is maturing and how you can obtain the new interest rate for the Fixed Account. You may also access our website at https://www.brighthousefinancial.com/products/rates/ where at least two months of renewal rates for the Rate Crediting Types and the interest rate for the Fixed Account are posted – i.e., for the current month and the following month.
Fixed Option Details, Interest Crediting [Line Items]
Fixed Option Details, Interest Crediting [Text Block]	Interest will be compounded and credited daily to the Fixed Account Value during the Fixed Account Term at an annual effective interest rate declared by us. We guarantee that the annual effective interest rate credited to your Fixed Account Value will not be less than the current Minimum Guaranteed Interest Rate, which will not be less than1%. Information about the features of the Fixed Account, including (i) its name, (ii) its Fixed Account Term, and (iii) its Minimum Guaranteed Interest Rate, is available in an appendix to this prospectus. See Appendix A – Investment Options Available Under the Contract.
Fixed Option Details, Term [Text Block]	We will declare a new guaranteed interest rate for each subsequent Fixed Account Term, subject to the Minimum Guaranteed Interest Rate. At the Fixed Account Term End Date, the Fixed Account Value will automatically be renewed into the same Fixed Account Term, with the new interest rate, unless otherwise instructed by you during the Transfer Period. If the Fixed Account is not available at the end of the existing Fixed Account Term, these amounts will automatically transfer into the Holding Account at the end of the Fixed Account Term.
Fixed Option Details, Minimum Guaranteed Interest Rate [Percent]	1.00%
Fixed Option Details, Maturity Notice [Flag]	true
Fixed Option Details, Investor Reallocation [Text Block]	There are two ways you may find out the new interest rate for the Fixed Account for a subsequent Fixed Account Term. Thirty (30) days before the current Fixed Account Term expires, we will send you notification, written or electronic depending on your selected preferences, stating your current Fixed Account Term is maturing and how you can obtain the new interest rate for the Fixed Account. You may also access our website at https://www.brighthousefinancial.com/products/rates/ where at least two months of renewal rates for the Rate Crediting Types and the interest rate for the Fixed Account are posted – i.e., for the current month and the following month.
Fixed Option Details, Notification of Availability [Text Block]	There are two ways you may find out the new interest rate for the Fixed Account for a subsequent Fixed Account Term. Thirty (30) days before the current Fixed Account Term expires, we will send you notification, written or electronic depending on your selected preferences, stating your current Fixed Account Term is maturing and how you can obtain the new interest rate for the Fixed Account.
Fixed Option Details, Other Material Features [Text Block]	THE HOLDING ACCOUNT There are certain circumstances where we will transfer amounts to the Holding Account. Please refer to your Contract and Appendix G for more information. Appendix E The Fixed Account See Appendix G for more information about the Holding Account The Fixed Account is a funding option that may be available and is part of BLIC’s General Account assets. These General Account assets include all assets of BLIC other than those held in the Separate Accounts sponsored by BLIC or its affiliates. Any interest in the Fixed Account is not a security under the Securities Act of 1933 and the Fixed Account is not registered under or regulated by the Investment Company Act of 1940. Accordingly, the Fixed Account is not offered by virtue of the prospectus. Disclosure regarding the Fixed Account and the General Account may, however, be subject to certain provisions of the Federal securities laws relating to the accuracy and completeness of statements made in the prospectus. Under the Fixed Account, BLIC assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. We guarantee that, at any time, the Fixed Account Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable Premium Taxes or prior withdrawals. Account Value allocated to the Fixed Account and any transfers made to the Fixed Account become part of BLIC’s General Account, which supports insurance and annuity obligations. Where permitted by state law, we reserve the right to restrict Investment Amounts into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the Minimum Guaranteed Interest Rate specified in your Contract. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, neither the Fixed Account nor the General Account is registered or regulated under the Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account. Investment income from the Fixed Account allocated to us includes compensation for risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time. We guarantee that for the life of the Contract interest credited to your Fixed Account Value during the Fixed Account Term beginning on the Issue Date will not be accumulated at less than the Minimum Guaranteed Interest Rate allowed by state law. The current Minimum Guaranteed Interest Rate applicable to any Contract will not be less than 1%. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the Minimum Guaranteed Interest Rate at our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the Minimum Guaranteed Interest Rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors. For renewals into the Fixed Account, the new guaranteed interest rate will be declared for each subsequent Fixed Account Term. At the Fixed Account Term End Date, the Fixed Account Value will automatically be renewed into the same Fixed Account Term, with the new interest rate, unless otherwise instructed by you. If the Fixed Account is not available at the end of the existing Fixed Account Term, these amounts will automatically transfer into the Holding Account at the end of the Fixed Account Term unless otherwise instructed by you to transfer into one or more available Shield Options. You have the Transfer Period to notify us that you want to transfer some or all of your Fixed Account Value to a new Shield Option(s). Fixed Account Value. We credit interest to the portion of the Account Value allocated to the Fixed Account. (See “Interest Crediting” below.) The Fixed Account is part of our General Account. We guarantee that the interest credited to your initial allocation to the Fixed Account during the Fixed Account Term beginning on the Issue Date will not be accumulated at less than the Minimum Guaranteed Interest Rate. Thereafter, we will declare an interest rate as of each subsequent Fixed Account Term and such rate will not be less than the Minimum Guaranteed Interest Rate. If the declared interest rate equals the Minimum Guaranteed Interest Rate, we reserve the right to restrict transfers and allocations into the Fixed Account. The initial Fixed Account Value is the amount initially allocated to the Fixed Account. Thereafter, the Fixed Account Value equals: (a) the initial Fixed Account Value or the Fixed Account Value on the most recent Contract Anniversary, as applicable, including any transfers; plus (b) any interest credited by us; less (c) the amount of any withdrawals (including any applicable Rider Charge and Withdrawal Charges); and less (d) any Premium Tax or other taxes, if applicable. Interest Crediting. Interest will be compounded and credited daily to the Fixed Account at an annual effective interest rate declared by us. Interest will be credited on amounts allocated to the Fixed Account through the effective date such amounts are withdrawn or transferred from the Fixed Account. Important terms that will help you understand this Appendix E: Fixed Account Term. The length of time over which the current Fixed Account interest rate is guaranteed. No Fixed Account Term will extend beyond the Annuity Date. The minimum Fixed Account Term depends on the date your Contract is issued but will not be less than one (1) year. Fixed Account Value. The Fixed Account Value at the end of the Fixed Account Term. Transfers. During the Accumulation Period you may only make a transfer to or from the Fixed Account and/or to or from a new Shield Option(s) during the Transfer Period. Once we receive allocation instructions from you, we will transfer the amounts in the Fixed Account to the Shield Option(s) on the next Contract Anniversary. The effective date of such transfer is the first day of the Fixed Account Term and/or a Term(s) in which the transfer is made.Appendix G The Holding Account The Holding Account is part of our General Account. You may not allocate your Purchase Payment or Account Value to the Holding Account. The Holding Account is a limited purpose account and only under certain circumstances will we transfer amounts to the Holding Account. If you have a Shield Option that has reached its Term End Date, the amount in that Shield Option will be automatically renewed into the same Shield Option unless you instruct us to transfer such amount into a different Shield Option(s) or the Fixed Account during the Transfer Period. If the same Shield Option is no longer available, the amount will automatically transfer into the Fixed Account at the Term End Date. If the Fixed Account is not available, the amount will automatically transfer into the Holding Account. If you are allocated to a Shield Option that will not be available at the end of the existing Term, we will send a notification, written or electronic depending on your selected preference, describing any changes to the Shield Option, as required by law. If the Fixed Account is not available, this notification will also inform you of the current interest rate for the Holding Account and that on the Term End Date, the amounts in the discontinued Shield Option will be transferred to the Holding Account, unless otherwise instructed by you. The amounts will remain in the Holding Account until you provide us with new allocation instructions. Once we receive allocation instructions from you, we will transfer the amounts in the Holding Account to the Shield Option(s) on the next Contract Anniversary. During the Transfer Period, we will allow you to make transfers, and we will treat the transfer as if it occurred on the Contract Anniversary. Before the amounts in the Holding Account are transferred into the Shield Option(s), you can change your allocation instructions. The Holding Account has its own Holding Account interest rate and interest is credited daily at an effective annual rate that we declare periodically. The Holding Account guaranteed minimum interest rate will not be less than 1%. The Holding Account guaranteed minimum interest rate can be found on your Contract Schedule. Your financial professional can tell you the current and guaranteed minimum interest rate. We reserve the right to change the Holding Account interest rate. Thirty (30) days before the current Term expires, we will send you a notification, written or electronic depending on your selected preferences, indicating your maturing Shield Options and how you can obtain the new Cap Rates, Step Rates, and Edge Rates. You may also access our website at https://www.brighthousefinancial.com/products/rates/ where at least two months of renewal rates for the Rate Crediting Types, the Fixed Account and, if applicable, the interest rate for the Holding Account are posted – i.e., for the current month and the following month. See “RATE CREDITING TYPES.”
Fixed Option [Line Items]
Fixed Option Available, Name	Fixed Account
Fixed Option Available, Term	1 year
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	1.00%
Brighthouse Shield Level Pay Plus II | Shield 25
Index-Linked Option Market Risk [Line Items]
Index-Linked Option Risk, Lowest Maximum Loss Resulting from Negative Index Performance [Percent]	75.00%
Brighthouse Shield Level Pay Plus II | Shield 15
Index-Linked Option Market Risk [Line Items]
Index-Linked Option Risk, Maximum Loss Resulting from Negative Index Performance [Percent]	85.00%
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Crediting Methodology Example [Text Block]	For example, a -15% Index Performance with a 10% Shield Rate will result in a -5% Performance Rate (the amount of negative Index Performance that exceeds the Shield Rate), meaning that we will reduce the Investment Amount associated with the Shield Option by -5%. A -10% Index Performance with a 25% Shield Rate will result in a 0% Performance Rate (unless you have a Shield Option with Step Rate Edge) (negative Index Performance up to the Shield Rate is absorbed by us), meaning that we will not adjust the Investment Amount associated with the Shield Option. The Shield Rate may vary between Shield Options and, unless you have a Shield Option with a 1-year Term, is not an annual rate.In deciding whether to choose a Shield Option with a higher Shield Rate, you should consider that Shield Options with higher Shield Rates tend to have lower Cap Rates, Step Rates, and Edge Rates, as applicable, than Shield Options with lower Shield Rates that have the same Index and Term. Each Shield Option’s Shield Rate is guaranteed not to change for the life of the currently offered Shield Options. However, we may stop offering any of the Shield Options or add new Shield Options, so the Shield Rates offered under the Contract may change from one Term to the next. We do not guarantee that there will always be a Shield Option under the Contract that provides this minimum amount of downside protection; however, there will always be at least one Shield Option available with a minimum of 5% downside protection. We set the Shield Rates at our discretion. We consider various factors in determining the Shield Rates, including, but not limited to, market conditions, administrative expenses, regulatory requirements, general economic trends, and competitive factors.
Brighthouse Shield Level Pay Plus II | Shield 10
Index-Linked Option Market Risk [Line Items]
Index-Linked Option Risk, Highest Maximum Loss Resulting from Negative Index Performance [Percent]	90.00%
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Crediting Methodology Example [Text Block]	For example, a -15% Index Performance with a 10% Shield Rate will result in a -5% Performance Rate (the amount of negative Index Performance that exceeds the Shield Rate), meaning that we will reduce the Investment Amount associated with the Shield Option by -5%. A -10% Index Performance with a 25% Shield Rate will result in a 0% Performance Rate (unless you have a Shield Option with Step Rate Edge) (negative Index Performance up to the Shield Rate is absorbed by us), meaning that we will not adjust the Investment Amount associated with the Shield Option. The Shield Rate may vary between Shield Options and, unless you have a Shield Option with a 1-year Term, is not an annual rate.In deciding whether to choose a Shield Option with a higher Shield Rate, you should consider that Shield Options with higher Shield Rates tend to have lower Cap Rates, Step Rates, and Edge Rates, as applicable, than Shield Options with lower Shield Rates that have the same Index and Term. Each Shield Option’s Shield Rate is guaranteed not to change for the life of the currently offered Shield Options. However, we may stop offering any of the Shield Options or add new Shield Options, so the Shield Rates offered under the Contract may change from one Term to the next. We do not guarantee that there will always be a Shield Option under the Contract that provides this minimum amount of downside protection; however, there will always be at least one Shield Option available with a minimum of 5% downside protection. We set the Shield Rates at our discretion. We consider various factors in determining the Shield Rates, including, but not limited to, market conditions, administrative expenses, regulatory requirements, general economic trends, and competitive factors.
Brighthouse Shield Level Pay Plus II | Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	Yes. You can lose money by investing in the Contract.●The currently offered Shield Options provide that we will absorb losses at least equal to 10%, 15%, and 25%. Under these Shield Options, the maximum amount of loss you could experience due to negative index performance at the end of a Term, after taking into account these levels of protection, would be: 90% for 10% downside protection; 85% for 15% downside protection; and 75% for 25% downside protection.●We do not guarantee that there will always be a Shield Option under the Contract that provides this minimum amount of downside protection; however, there will always be at least one Shield Option available with a minimum of 5% downside protection.
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Risk of Loss There is a risk of substantial loss of your principal (unless you allocated your entire Purchase Payment to the Fixed Account) because you agree to absorb all losses at the end of the Term that exceed the Shield Rate for the Shield Options you select under the Contract. This means that if a negative Index Performance for a Shield Option you select exceeds the corresponding Shield Rate at the Term End Date, you will bear the portion of the loss that exceeds the Shield Rate. Between the Term Start Date and the Term End Date, annuitization, death benefit payments, withdrawals (including RMDs, payments under the GLWB rider, and the Rider Charge), Surrenders, and any automatic Step-Up of the GLWB Base will be based on the Interim Values of the Shield Options. To determine the Interim Value, we apply a formula which does not reflect the actual performance of the applicable Index, but rather a determination of the value of hypothetical underlying investments at the time of the Interim Value calculation. The Interim Value calculated may be less than the Investment Amount at the time the Interim Value is calculated even if the current Index Value is higher than it was on the Term Start Date. Additionally, the Shield Rate and the Rate Crediting Type only apply to amounts held in the investment until the Term End Date. This means that the Interim Value does not receive the protection from loss provided by the Shield Rate, or the application of the Rate Crediting Type. The Interim Value could be more or less than the amount you would receive had you held the Shield Option until the Term End Date, after the Performance Rate Adjustment. There is a substantial risk of loss in connection with transactions from the Shield Options before the Term End Date, as discussed below under “Effect of Withdrawals, Surrender, Annuitization or Death.” A negative Interim Value could result in a loss beyond the protection of the Shield Rate. In extreme circumstances, you could lose up to 100% of the value of your Shield Option if you make a withdrawal, Surrender, or otherwise remove amounts from the Shield Options before the Term End Date. Withdrawals from the Shield Options before a Term End Date could have adverse impacts even if the Index Value has increased at the time of the calculation because the withdrawal will not allow you to participate in the Index Performance for the Term with your entire Investment Amount. Amounts withdrawn before the end of the Term will not be credited with positive interest, if any, at the end of the Term. If you withdraw Account Value allocated to a Shield Option during a Term, the withdrawal will reduce the Investment Amount for that Shield Option by the same percentage that the Interim Value of that Shield Option was reduced by the withdrawal. A proportional reduction may be larger than the dollar amount of your withdrawal even if the Index Value has increased. Reductions to the Investment Amount will have an adverse impact on the Interim Value for that Shield Option for the remainder of the Term and, as a result, the positive interest, if any, credited to the remaining Investment Amount on the Term End Date will be less than if you had not taken a withdrawal.
Brighthouse Shield Level Pay Plus II | Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	No. The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.The Contract’s tax deferral and long-term income features are generally more beneficial to investors who intend to hold the Contract for a long period of time and then use the Account Value for retirement savings or other long-term investment purposes.Amounts withdrawn from the Contract may result in Withdrawal Charges, taxes, and tax penalties. Amounts removed from a Shield Option or from the Contract before the end of a Term may also result in a negative Interim Value and proportional reduction to the Investment Amount associated with the Shield Option, as well as loss of positive Index Performance.Withdrawals (including RMDs, payments under the GLWB rider, and the Rider Charge) will reduce your Account Value and the death benefit, perhaps significantly. The reduction may be more than the amount withdrawn.Withdrawals from the Shield Options during a Term will reduce the Investment Amount associated with the Shield Option by the same proportion that the Interim Value of that Shield Option is reduced by the withdrawal. The proportionate reduction could be greater than the amount withdrawn even if the Index Value has increased. Reductions to the Investment Amount will reduce the Interim Value for that Shield Option for the remainder of the Term, and, as a result, the positive interest, if any, credited to the remaining Investment Amount on the Term End Date will be less than if you had not taken a withdrawal.During the Accumulation Period you may transfer your Account Value to or from the Fixed Account (if available), to or from the Shield Option(s), and from the Holding Account. If we have allocation instructions from you, we will transfer the amounts in the Holding Account to the Shield Option(s) on the next Contract Anniversary. Transfers may be made, according to your instructions, only during the Transfer Period following the Term End Date.If you do not provide transfer instructions during the Transfer Period following the Term End Date, the following procedures will apply:●The Investment Amount allocated to the Shield Option that has reached its Term End Date will automatically be renewed into the same Shield Option, subject to the new Cap Rate, Step Rate, or Edge Rate, as applicable, declared for that Term.●If the same Shield Option is no longer available for investment at the Term End Date, the Investment Amount in that Shield Option will automatically be transferred to the Fixed Account, if available, at the Term End Date, subject to the new interest rate declared for that Fixed Account Term. If the Fixed Account is not available, the Investment Amount will automatically be transferred into the Holding Account.●If you do not provide transfer instructions during the Transfer Period following the Fixed Account Term End Date, any Fixed Account Value will remain in the Fixed Account for another Fixed Account Term, subject to the new interest rate declared for that Term. If the Fixed Account is no longer available at the Fixed Account Term End Date, the Fixed Account Value will automatically be transferred into the Holding Account.
Brighthouse Shield Level Pay Plus II | Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	An investment in the Contract is subject to the risks of poor investment performance and can vary depending on the performance of the Allocation Options available under the Contract (e.g., the Shield Options). Each Allocation Option (including the Fixed Account) will have its own unique risks. You should review the available Allocation Options before making an investment decision.The Cap Rate, Step Rate, and Step Rate Edge (the Rate Crediting Types), as applicable, will limit positive Index returns (e.g., limited upside). This may result in you earning less than the Index return. For example:●Cap Rate. If the Index Performance is 15%, and the Cap Rate is 10%, we will credit a 10% Performance Rate at the end of the Term.●Step Rate. If the Index Performance is 15%, and the Step Rate 8%, we will credit an 8% Performance Rate at the end of the Term.●Edge Rate. If the Index Performance is 15%, the Edge Rate is 7%, and the Shield Option has a Shield Rate of 10%, we will credit a 7% Performance Rate at the end of the Term. If the Index Performance is -10%, we will also credit a 7% Performance Rate at the end of the Term.The Shield Rate, as applicable, will limit the negative Index returns (e.g., limited protection in the case of market decline). For example, if the Index Performance is -25%, and you invest in a Shield Option with a 10% Shield Rate, we will credit a -15% Performance Rate (the amount of negative Index Performance that exceeds the Shield Rate) at the end of the Term.Each Index is a “price return index,” not a “total return index,” and therefore does not reflect dividends declared by any of the companies in the Index. This will reduce the Index Performance and will cause the Index to underperform a direct investment in the securities composing the Index.
Contract Changes Risk [Line Items]
Index-Linked Option Changes Features Risk [Text Block]	Availability of Shield Options Your selling firm may choose not to recommend certain Shield Options described in this prospectus when your Contract is issued or at the Term End Date. See Appendix I – Financial Intermediary Variations. Additionally, we reserve the right to change the duration of any new Shield Options, stop offering any of the Shield Options or suspend offering any of the Shield Options. We may also add Shield Options in the future. We are not obligated to offer any one particular Shield Option, but after your Contract is issued, there will always be at least one Shield Option available at the Term End Date, with a minimum of 5% downside protection. Consequently, if we were to offer only one Shield Option, you would be limited to investing in that one Shield Option. If that Shield Option does not meet your investment objectives or financial goals, you could transfer to the Fixed Account (if available at that time and subject to applicable conditions described in the “TRANSFERS” section, including the requirement to remain invested in the Fixed Account until the Fixed Account Term End Date), Surrender your Contract and/or invest in another investment vehicle. If you Surrender your Contract, you might incur taxes, tax penalties, Withdrawal Charges, or an Interim Value calculation. If you invest in another investment vehicle, that investment may have different features, fees and risks than your Contract. Similarly, a particular Shield Option may not be available for you to transfer your Investment Amount or Fixed Account Value into after a Term End Date or the Fixed Account Term End Date. If the same Shield Option is no longer available at the Term End Date, the Investment Amount in the applicable Shield Option(s) will automatically transfer into the Fixed Account at the Term End Date, unless you instruct us otherwise during the Transfer Period. The amounts transferred to the Fixed Account must remain in the Fixed Account until the Fixed Account Term End Date (which, currently, will not be less than one (1) year). The Investment Amount held in the Fixed Account may earn a return that is less than the return you might have earned if those amounts were held in a Shield Option. If we exercise this right, your ability to increase your Account Value and, consequently, increase your death benefit will be limited. If the Fixed Account is not available, the Investment Amount will automatically transfer into the Holding Account unless you instruct us otherwise. The transfer procedures and requirements while the GLWB rider is in effect differ from the transfer procedures and requirements after the GLWB rider is terminated. For a detailed explanation of the transfer procedures and requirements, see the “TRANSFERS” section.
Brighthouse Shield Level Pay Plus II | Market Risk [Member]
Index-Linked Option Market Risk [Line Items]
Index-Linked Option Risk, No Guaranteed Limit on Index Losses May Lose Entire Investment [Text Block]	We do not guarantee that there will always be a Shield Option under the Contract that provides this minimum amount of downside protection; however, there will always be at least one Shield Option available with a minimum of 5% downside protection.
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Investor Could Lose Money Despite Limits on Negative Returns [Text Block]	Because the S&P 500® Index, the Russell 2000® Index, the MSCI EAFE Index, and the Nasdaq-100 Index® are each comprised of a collection of equity securities, in each case the value of the component securities is subject to market risk, or the risk that market fluctuations may cause the value of the component securities to go up or down, sometimes rapidly and unpredictably. In addition, the value of equity securities may increase or decline for reasons directly related to the issuers of the securities. (See “INDICES” and “SHIELD RATES.”) In addition, each Index has its own unique risks, as follows:
Brighthouse Shield Level Pay Plus II | Early Withdrawal Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Charges and Adjustments Upon Taking a Withdrawal You may withdraw some or all of your money at any time prior to the Annuity Date; however, any applicable Withdrawal Charge is calculated as a percentage of the amount withdrawn. After the first Contract Year, the Contract provides for limited free access to your money, called the Free Withdrawal Amount. If you withdraw an amount that is greater than the Free Withdrawal Amount for your Contract, you may be subject to a Withdrawal Charge which will reduce the amount that is payable to you. For example, assume you make a $100,000 Purchase Payment at Contract issue. If your Account Value is $80,000 in the beginning of the sixth (6th) Contract Year and you take a full withdrawal from your Contract, the Free Withdrawal Amount is $8,000 (10% of $80,000) and a Withdrawal Charge percentage of 3% is applied to the remaining amount. This is a 3% reduction of your Account Value, less the Free Withdrawal Amount ($72,000 = $80,000 – $8,000). The Withdrawal Charge would be $2,160 (3% of $72,000). This results in a cash value of $77,840 paid to you ($77,840 = $80,000 – $2,160). For any withdrawal taken on a Term End Date, a Performance Rate Adjustment, as of the date of the withdrawal, will apply. For any withdrawal taken between the Term Start Date and the Term End Date, we use an Interim Value calculation, which will reduce the Investment Amount for that Shield Option by the percentage reduction in the Interim Value of that Shield Option. The Performance Rate Adjustment, if negative, and proportional reduction may be substantial. Since withdrawal amounts from a Shield Option will reduce the Investment Amount for that Shield Option by the percentage reduction in the Interim Value of that Shield Option, a withdrawal when Interim Value is less than the Investment Amount will cause a greater percentage reduction in the Investment Amount that remains in your Shield Option relative to the percentage reduction for the same withdrawal amount when Interim Value is greater than the Investment Amount. If you Surrender your Contract (because of an Early Withdrawal or an Excess Withdrawal), a pro rata portion of the Rider Charge will be assessed based on the full numbers of months from the last Contract Anniversary to the date of the withdrawal. Effect of Withdrawals, Surrender, Annuitization or Death •The calculation of your Interim Value may result in an amount that is less than the amount you would receive had you held the investment until the Term End Date. If you take a withdrawal when Index Performance is negative, your remaining Investment Amount may be significantly less than if you waited to take the withdrawal when Index Performance was positive. For more information on how we determine Interim Value and the potential adverse impacts of a withdrawal before the Term End Date, see “Risk of Loss” above. ○If you Surrender your Contract prior to the Term End Date, we will pay the Interim Value, which may be less than if you held the Contract until all of your Shield Options reached their Term End Dates. ○If you die (unless your Contract was issued with the Return of Premium death benefit), we will pay your beneficiary the Interim Value. We will not pay any death benefit to your Beneficiary if you are receiving monthly payments because your Account Value is reduced to zero. ○If your Contract is annuitized between the Term Start Date and Term End Date, we will use the Interim Value to calculate the Annuity Payments you will receive based on the applicable Annuity Option. In deciding on an Annuity Date, you should take into consideration the Term End Dates of your Shield Options relative to the Annuity Date you have chosen. Additionally, if you annuitize your Contract, the GLWB rider terminates. •If you take a withdrawal (including RMDs, payments under the GLWB rider, and the Rider Charge) your Account Value will be reduced by the amount withdrawn proportionally from your Shield Options, the Fixed Account, and the Holding Account unless you tell us from which specific Allocation Options, in which you currently have any Account Value, where the withdrawal should be taken. •All withdrawals will reduce the death benefit, perhaps significantly, and the reduction could be greater than the amount of the withdrawal. •If you Surrender your Contract, elect to receive Annuity Payments under your Contract, change the Owner or Joint Owner (or Annuitant, if the Owner is a non-natural person) or assign your Contract, a portion of the Rider Charge will be assessed based on the full number of months from the last Contract Anniversary to the date of the withdrawal, the beginning of Annuity Payments, the change of Owner/Annuitant, or the assignment. •If your Account Value falls below the Minimum Account Value as a result of a withdrawal, unless the withdrawal is for your Annual Benefit Payment or Remaining Annual Benefit Payment under the GLWB rider, we may terminate your Contract. (See “WITHDRAWAL PROVISIONS.”) For all other Contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals. •You are still eligible to receive lifetime payments under the GLWB rider as long as the Early Withdrawal or Excess Withdrawal did not cause your Account Value to decline to zero. An Early Withdrawal or an Excess Withdrawal that reduces the Account Value to zero will terminate the Contract and cause lifetime payments to not be available. You should note, however, that even if your Account Value is not reduced to zero, Early Withdrawals and Excess Withdrawals will reduce the GLWB Base and Net Purchase Payment Amount. Those reductions may be significant and could have the effect of, in turn, reducing or eliminating the guarantees of the GLWB rider.
Brighthouse Shield Level Pay Plus II | Index-Linked Option Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Investor Not Invested in Index or Tracked Securities [Text Block]	No Ownership of the Underlying Securities When you purchase the Contract and allocate your Purchase Payment to a Shield Option(s), you will not be investing in the Index or the securities tracked by the Index.
Brighthouse Shield Level Pay Plus II | Index Exclusion of Dividends Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Index Risk [Text Block]	Each of the reference Indices is a “price return index,” not a “total return index,” and therefore does not reflect dividends declared by any of the component companies in the Index. This will reduce the Index Performance and will cause the Index to underperform a direct investment in the securities composing the Index.
Brighthouse Shield Level Pay Plus II | Index Market Volatility Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Interest Crediting [Text Block]	Rate Crediting Type Risks The Cap Rate, Step Rate, or Edge Rate may limit any positive Index Performance used in calculating the Performance Rate credited on the Term End Date. This means that the Performance Rate may be lower than the Index Performance because any positive return of the respective Index is subject to a maximum in the form of the Cap Rate, Step Rate, or Edge Rate. We set Cap Rates, Step Rates, and Edge Rates at our discretion, subject to the minimum guaranteed rates shown in the applicable Shield Option Riders attached to your Contract. You bear the risk that we will not set these higher than the minimum guaranteed rates. For Shield Options with Step Rate Edge, there could be situations when a small difference in the Index Performance results in significantly different Performance Rates. For example, if Index Performance is -9.5%, the Shield Rate is 10% and the Edge Rate is 7%, the Performance Rate will equal the Edge Rate, or 7%. On the other hand, if Index Performance is -10.5% and the Shield Rate is 10%, the Performance Rate will equal -0.5%.
Brighthouse Shield Level Pay Plus II | Index Substitution Risk [Member]
Contract Changes Risk [Line Items]
Index-Linked Option Changes Index Risk [Text Block]	An Index May be Substituted We have the right to substitute a comparable index prior to the Term End Date if any Index is discontinued or we determine that our use of such Index should be discontinued because we are no longer licensed to use the Index, the method of calculation of the Index Value is substantially changed, or if Index Values become unavailable for any reason. We would attempt to choose a substitute index that has a similar investment objective and risk profile to the replaced index. In the event that a similar index is not found, we will substitute the original Index with a domestic or international broad-based securities market index. A Shield Option will not end prior to the Term End Date due to our inability to find a similar index. The substituted Index may not be acceptable to you, and you will be unable to transfer your Investment Amount in the associated Shield Option to another Shield Option(s) or the Fixed Account (if available) until the Transfer Period coinciding with the Term End Date. If you no longer want to remain invested in that Shield Option for the remainder of the Term, your only option will be to withdraw the related Investment Amount. If you withdraw the Investment Amount, the amount withdrawn will be the Interim Value. See “Risk of Loss” above for more information about the risks of withdrawals based on Interim Value. Additionally, you might incur Withdrawal Charges, taxes, and tax penalties. Upon substitution of an Index, we will calculate your Index Performance on the replaced Index up until the date of substitution and the substitute Index from the date of substitution to the Term End Date. An Index substitution will not change the Shield Rate, Cap Rate, Step Rate, or Edge Rate for an existing Shield Option. The performance of the new Index may not be as good as the one that it substituted and as a result your Index Performance may have been better if there had been no substitution.
Brighthouse Shield Level Pay Plus II | Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	An investment in the Contract is subject to the risks related to us. Any obligations (including under any Fixed Account and Shield Options), guarantees, or benefits are subject to our claims-paying ability. More information about us, including our appliable financial strength ratings, is available upon request by contacting us at (888) 243-1968.
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Issuing Company No company other than BLIC has any legal responsibility to pay amounts that BLIC owes under the Contract. An Owner should look to the financial strength of BLIC for its claims-paying ability.
Brighthouse Shield Level Pay Plus II | Contract Changes Risk [Member]
Contract Changes Risk [Line Items]
Restrictions on Transfers Risk [Text Block]	Limitations on Transfers You may make transfers between the Fixed Account and the Shield Option(s) and from the Holding Account to the Fixed Account and the Shield Options only during the Transfer Period. You cannot make transfers outside the Transfer Period and you cannot (i) transfer out of a current Shield Option to another Shield Option or the Fixed Account until the Term End Date of the current Shield Option, (ii) transfer out of the Fixed Account to a Shield Option until the Fixed Account Term End Date (which will not be less than one (1) year), or (iii) transfer from the Holding Account to a Shield Option or the Fixed Account until the next Contract Anniversary. In all cases, the amount transferred can only be transferred to new Shield Options or the Fixed Account. This may limit your ability to react to market conditions. In addition, you should understand that for renewals into the same Shield Option, a new Cap Rate, Step Rate, or Edge Rate as applicable, will be declared and will go into effect on the Contract Anniversary that coincides with the Term Start Date of the new Shield Option. Moreover, at the Term End Date, the Investment Amount allocated to the Shield Option that has reached its Term End Date will be automatically renewed into the same Shield Option, subject to the new Cap Rate, Step Rate, or Edge Rate, as applicable, declared for that Term, unless you instruct us to transfer such amount into a different Shield Option(s) or the Fixed Account. If the same Shield Option is no longer available for investment at the Term End Date, the Investment Amount will automatically be transferred to the Fixed Account (if available), or to the Holding Account. Additionally, any Fixed Account Value will remain in the Fixed Account for another Term, subject to the new interest rate declared for that Term, unless you instruct us to transfer such amount to a Shield Option(s). If the Fixed Account is no longer available at the Fixed Account Term End Date, the Fixed Account Value will automatically be transferred into the Holding Account. Account Value automatically renewed or transferred in the absence of transfer instructions from you may not be transferred again until the next Transfer Period coinciding with a Term End Date. You have the Transfer Period to notify us that you want to transfer some or all of your Investment Amount to a new Shield Option(s) or the Fixed Account. Thus, failure to provide such instructions during the Transfer Period will result in an automatic renewal for a period of at least one (1) year.
Brighthouse Shield Level Pay Plus II | Liquidity Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Liquidity Risk The Contract is intended for retirement savings or other long-term investment purposes. The benefits of tax deferral and living benefit protection also mean the Contract is more beneficial to investors with a long-time horizon. The Contract is unsuitable as a short-term savings vehicle. Withdrawals (including RMDs) and Surrenders from the Contract may be subject to Withdrawal Charges. Withdrawals (including RMDs and withdrawals under the GLWB rider) and Surrenders may also be subject to income taxes and income tax penalties if taken before age 59½. Additionally, withdrawals (including RMDs, withdrawals under the GLWB rider, and Rider Charge deductions), Surrenders, death benefit payments, and annuitization from the Shield Options before the Term End Date will be based on the Interim Values of the Shield Options, which may result in loss. See “Risk of Loss” above.
Brighthouse Shield Level Pay Plus II | Risks Associated with the Referenced Indices
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Risks Associated with the Referenced Indices Each of the reference Indices is a “price return index,” not a “total return index,” and therefore does not reflect dividends declared by any of the component companies in the Index. This will reduce the Index Performance and will cause the Index to underperform a direct investment in the securities composing the Index. Because the S&P 500® Index, the Russell 2000® Index, the MSCI EAFE Index, and the Nasdaq-100 Index® are each comprised of a collection of equity securities, in each case the value of the component securities is subject to market risk, or the risk that market fluctuations may cause the value of the component securities to go up or down, sometimes rapidly and unpredictably. In addition, the value of equity securities may increase or decline for reasons directly related to the issuers of the securities. (See “INDICES” and “SHIELD RATES.”) In addition, each Index has its own unique risks, as follows: •S&P 500® Index. This Index is composed of equity securities issued by large-capitalization (“large cap”) U.S. companies. In general, it is more difficult for large-cap companies to pivot their strategies quickly in response to changes in their industry. In addition, because they typically are more well-established, it is rare to see large-cap companies have the high growth rates that can be seen with successful small-capitalization (“small cap”) companies.•Russell 2000® Index. This Index is composed of equity securities of small-cap U.S. companies. Generally, the securities of small-cap companies are more volatile and riskier than the securities of larger companies. Small-cap companies are more likely to fail than larger companies.•MSCI EAFE Index. The MSCI EAFE Index is comprised of equity securities of large- and mid-capitalization (“mid-cap”) companies and it is designed to measure the equity market performance of developed markets, including countries in Europe, Australia, and the Far East. In general, large-cap companies may be unable to respond quickly in response to changes in their industry and new competitive challenges and may not be able to attain the high growth rates of successful smaller companies. The securities of mid-cap companies may be more volatile and may involve more risk than the securities of larger companies. Securities issued by non-U.S. companies (including related depositary receipts) are subject to the risks related to investments in foreign markets (e.g., increased price volatility; changing currency exchange rates; and greater political, regulatory, and economic uncertainty).•Nasdaq-100 Index®. The Nasdaq-100® Index is comprised of equity securities of the largest U.S. and non-U.S. companies listed on The Nasdaq Stock Market across all major industry groups except the financial industry. To the extent that the Nasdaq-100® Index is comprised of securities issued by companies in a particular sector, that company’s securities may not perform as well as companies in other sectors or the market as a whole. Any component securities issued by non-U.S. companies (including related depositary receipts) are subject to the risks related to investments in foreign markets (e.g., increased price volatility; changing currency exchange rates; and greater political, regulatory, and economic uncertainty).
Brighthouse Shield Level Pay Plus II | Shield Rate Risks
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Shield Rate Risks For all Shield Options, if negative Index Performance exceeds the corresponding Shield Rate at the Term End Date, you will bear the portion of the loss that exceeds the Shield Rate. Under the currently offered Shield Rates, the maximum amount of loss you could experience due to negative index performance at the end of a Term, after taking into account these levels of protection, would be: 90% for 10% downside protection; 85% for 15% downside protection; and 75% for 25% downside protection. We do not guarantee that there will always be a Shield Option under the Contract that provides this minimum amount of downside protection; however, there will always be at least one Shield Option available with a minimum of 5% downside protection. Shield Options with Higher Shield Rates In deciding whether to choose a Shield Option with a higher Shield Rate, you should consider that Shield Options with higher Shield Rates tend to have lower Cap Rates, Step Rates, and Edge Rates, as applicable, than Shield Options with lower Shield Rates that have the same index and term. This is because of the additional protection provided by the higher Shield Rates.
Brighthouse Shield Level Pay Plus II | Systematic Withdrawal Program Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Systematic Withdrawal Program If you choose to receive Annual Benefit Payments under the GLWB rider, you may elect the Systematic Withdrawal Program to provide automated processing of amounts withdrawn from your Contract, subject to program terms. While the Systematic Withdrawal Program is in effect, you can make additional withdrawals outside of the program. However, such withdrawals that exceed the Annual Benefit Payment will be considered Excess Withdrawals, may be subject to a Withdrawal Charge and will reduce the GLWB Base and Net Purchase Payment Amount. See “WITHDRAWAL PROVISIONS – Systematic Withdrawal Program” for availability and other restrictions.
Brighthouse Shield Level Pay Plus II | GLWB Risks
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	GLWB Risks The GLWB rider is automatically included with your Contract and cannot be cancelled. There are circumstances in which we will terminate the GLWB rider. If the GLWB rider is terminated before your Annual Benefit Commencement Date, you will have paid for the GLWB rider without receiving any lifetime income payments. In such circumstances, the Rider Charge for the GLWB rider will not be refunded. If the GLWB rider is terminated, it cannot be reinstated. If you take an Early Withdrawal or Excess Withdrawal, we will reduce the payments under the guarantee or, if such withdrawals reduce the Account Value to zero, eliminate the guarantee. Investment restrictions may apply after the Annual Benefit Commencement Date, as specified in the GLWB Supplement applicable to your Contract. We determine your Annual Benefit Payment under the GLWB rider using your GLWB Base and, depending on your Account Value, either the Withdrawal Rate or the Lifetime Guarantee Rate, each such rate specified in the GLWB Supplement. Early Withdrawals and Excess Withdrawals will result in a reduction of your GLWB Base and Net Purchase Payment Amount and such reductions may be significant. Excess Withdrawals taken after the Annual Benefit Commencement Date will reduce the Annual Benefit Payment to the new GLWB Base multiplied by the applicable Withdrawal Rate. Payments under the GLWB rider that are taken from the Shield Options during a Term will be based on Interim Values and may reduce your Account Value and death benefit by a value greater than the amount withdrawn. If you change Owners or assign all or a portion of the Contract, the GLWB rider may terminate. A Beneficiary who is not a spouse may continue the Contract; however, the GLWB rider will terminate. We offer two variations of the GLWB rider: Market Growth and Market Growth with Rollup. With Market Growth, you are eligible for an Automatic Step-Up increase of the GLWB Base on each Contract Anniversary prior to the Contract Owner’s 91st birthday if the Account Value exceeds the GLWB Base. For the Market Growth with Rollup, you are eligible for a Rollup Rate increase during the first 10 Contract Years (only if no withdrawals occurred in the previous Contract Year) and, if applicable, an Automatic Step-Up if the Account Value exceeds the GLWB Base after we apply the Rollup Rate . The Rider Charge is deducted from your Account Value for the prior Contract Year on the Contract Anniversary prior to taking into account any Automatic Step-Up. For Market Growth with Rollup, the Rollup Rate, if applicable to the previous Contract Year, is applied before deducting any Rider Charge and before taking into account any Automatic Step-Up occurring on such Contract Anniversary. This will result in a higher Rider Charge amount than the Market Growth version of the GLWB rider.
Brighthouse Shield Level Pay Plus II | Cybersecurity and Certain Business Continuity Risks
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Cybersecurity and Certain Business Continuity Risks Our business is largely conducted through complex information technology and communications systems operated by us and our service providers and business partners (e.g., the firms involved in the distribution and sale of our products). Our operations rely on the secure processing, storage and transmission of data and confidential and other information in our systems and the systems of third-party service providers. We have established administrative and technical controls and business continuity and resilience plans to protect our operations against attempts by unauthorized third parties to improperly access, modify, disrupt the operation of, or prevent access to critical networks or systems or data within them (a “cyber-attack”). Despite these protocols, the techniques used to attack systems and networks change frequently, are becoming more sophisticated, and can originate from a wide variety of sources including internal actors (through malicious or accidental acts), terrorists, nation states, financially or politically motivated actors, or other third parties, such as external service providers. Furthermore, the rapid evolution and increased adoption of artificial intelligence technologies may intensify our cybersecurity risks, including the deployment of artificial intelligence technologies (“AI”) by malicious third parties and threat actors that may increase in sophistication and effectiveness in the future. There may be an increased risk of cyber-attacks that may adversely disrupt or degrade our operations and compromise our data during periods of geo-political or military conflict. There is also a chance that certain risks have not been identified or prepared for, or that an attack may not be detected which limits our ability, as well as that of our service providers and business partners, to plan for or respond to, an attack. A failure of our computer systems could cause significant interruptions in our operations, compromise the security, confidentiality or privacy of sensitive data, and otherwise adversely affect our business and ability to administer the Contracts. Unanticipated problems with, or failures, of, our disaster recovery systems and business continuity plans could also have a material, negative impact on our ability to conduct business and on our financial condition and operations, as well on individual Owners and their Contracts. Our operations also could be negatively impacted by a cyber-attack or system failure affecting a third party, such as a service provider, business partner, another participant in the financial markets or a governmental or regulatory authority. Disruptions or failures to our operations, systems and networks can originate from a wide variety of sources including, but not limited to, a disaster such as a natural catastrophe, epidemic or pandemic crisis, military or terrorist actions, cyber-attack, and unanticipated problems with our or our service providers’ disaster recovery systems (and the disaster recovery systems of such vendors’ suppliers, vendors, or subcontractors). Such disasters and events may adversely affect our ability to conduct business or administer the contract. Cyber-attacks and disruptions or failures to our systems and business operations could result in regulatory fines or sanctions, litigation, penalties or financial losses, reputational harm, loss of customers, and/or otherwise adversely affect our business. Such events could also interfere with our processing of Contract transactions, including the processing of transfer orders from our website; impact our ability to calculate Contract values; cause the release and/or possible loss, misappropriation or corruption of data or confidential Owner or business information; or impede order processing or cause other operational issues. We cannot control the cybersecurity plans and systems implemented by third parties, including service providers. Although we continually make efforts to identify and reduce our exposure to cybersecurity risks and operations failures, there can be no assurance that we or our third party service providers will be able to detect, manage, prevent, or avoid cyber-attacks, disruptions, or failures affecting your Contract in the future.
Brighthouse Shield Level Pay Plus II | Cap Rate Return Limit [Member]
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Crediting Methodology Example Legend [Text Block]	Example 1A—Shield Option with Cap Rate: Owner 1 allocates her $50,000 Purchase Payment into a 1-Year Term / Shield 10 / S&P 500® Index with a Cap Rate of 10% and lets it renew year after year for five years. The following example illustrates how her initial $50,000 Purchase Payment could perform over a five-year period given fluctuating Index Values. For renewals into the same Shield Option a new Cap Rate would be declared and go into effect on the Contract Anniversary that coincides with the beginning of the new Shield Option. In some cases, we may declare a Cap Rate for a Shield Option as “uncapped” in which case the Performance Rate that can be received is equal to the Index Performance, subject to the Shield Rate.
Contract Year	1	2	3	4	5
Term Start Date
Investment Amount(1)	$50,000	$55,000	$57,750	$57,750	$57,750
Index Value	1,000	1,200	1,260	1,260	1,197
Term End Date
Index Value	1,200	1,260	1,260	1,197	1,017
Index Performance(2)	20%	5%	0%	-5%	-15%
Cap Rate	10%	10%	10%	10%	10%
Shield Rate	10%	10%	10%	10%	10%
Performance Rate (one year)(3)	10%	5%	0%	0%	-5%
Performance Rate Adjustment(4)	$5,000	$2,750	$0	$0	-$2,888
Investment Amount(5)	$55,000	$57,750	$57,750	$57,750	$54,862
The following notes to the table above provide important calculations showing how certain values are determined. (1)Investment Amount at Term Start Date in year one is the $50,000 Purchase Payment. In years two through five, the Investment Amount at Term Start Date would be $55,000, $57,750, $57,750 and $57,750, respectively, which was the Investment Amount at Term End Date for the prior year. (2)Index Performance is equal to the percentage change in the Index Value measured from the Term Start Date to the Term End Date. For example, in year one, Index Performance is calculated as follows: (1,200 [Index Value at Term End Date] –1,000 [Index Value at Term Start Date])
÷ 1,000 [Index Value at Term Start Date] = 20% (3)In year one, Index Performance exceeds the Cap Rate and therefore the Performance Rate is equal to the Cap Rate. In years two and three the Performance Rate is equal to the Index Performance because the Index Performance is not negative and does not exceed the Cap Rate. In year four the Performance Rate is 0% because the Index Performance is –5% and the Shield 10 absorbs up to 10% of the negative Index Performance. In year five, the Performance Rate is –5% because the Index Performance is –15% and the Shield 10 absorbs up to 10% of negative Index Performance. (4)The Performance Rate Adjustment is equal to the product of the Investment Amount at the Term Start Date adjusted for any withdrawals (including any applicable Rider Charge and Withdrawal Charge) (there are no withdrawals or Rider Charge deductions in the example) multiplied by the Performance Rate. For example, in year one the Performance Rate Adjustment is calculated as follows: $50,000 [Investment Amount at Term Start Date] x 10% [Performance Rate] = $5,000 (5)The Investment Amount at the Term End Date is equal to the Investment Amount at Term Start Date adjusted for any withdrawals (including any applicable Rider Charge and Withdrawal Charge) (there are no withdrawals or Rider Charge deductions in the example) plus the Performance Rate Adjustment. For example, in year one the Investment Amount at the Term End Date is calculated as follows: $50,000 [Investment Amount at Term Start Date] + $5,000 [Performance Rate Adjustment] = $55,000
Brighthouse Shield Level Pay Plus II | Cap Rate Return Limit [Member] | Point To Point 1 Year
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Lowest Limit on Gains [Percent]	2.00%
Index-Linked Option [Line Items]
Index-Linked Option Available, Lowest Limit on Gains [Percent]	2.00%
Brighthouse Shield Level Pay Plus II | Cap Rate Return Limit [Member] | Postive Return [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Limits Positive Return [Text Block]	The Cap Rate is the maximum rate that may be credited at the Term End Date based on Index Performance. For example, if you invest in a Shield Option with a 10% Cap Rate, and the Index Performance is 15% at the end of the Term, the Performance Rate will be 10% (the Index Performance up to the Cap Rate), meaning that we will increase the Investment Amount associated with the Shield Option by 10%.
Index-Linked Option Overview, Example of Limiting the Positive Return [Text Block]	For example, if you invest in a Shield Option with a 10% Cap Rate, and the Index Performance is 15% at the end of the Term, the Performance Rate will be 10% (the Index Performance up to the Cap Rate), meaning that we will increase the Investment Amount associated with the Shield Option by 10%.
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Crediting Methodology Example [Text Block]	Cap Rate The Cap Rate is the maximum rate that may be credited at the Term End Date based on Index Performance. For example, a 15% Index Performance with a 10% Cap Rate will result in a 10% Performance Rate (the Index Performance up to the Cap Rate), meaning that we will increase the Investment Amount associated with the Shield Option by 10%; or, a 5% Index Performance with a 10% Cap Rate will result in a 5% Performance Rate. The Cap Rate may vary between Shield Options and, unless you have a Shield Option with a 1-year Term, is not an annual rate. The Cap Rate only applies to amounts held in the Shield Option until the Term End Date. For renewals into the same Shield Option a new Cap Rate is declared for each subsequent Term, and such rate will not be less than the Minimum Guaranteed Cap Rate amount shown in the Cap Rate Shield Option Rider attached to your Contract, but will not be less than 2%. In some cases we may declare a Cap Rate for a Shield Option as “uncapped” in which case the Performance Rate that can be received is equal to the Index Performance, subject to the Shield Rate. There are two ways you may find out what the renewal Cap Rates will be for a subsequent Term. Thirty (30) days before the current Term expires, we will send you notification, written or electronic depending on your selected preferences, indicating your maturing Shield Options and how you can obtain the new Cap Rates. You may also access our website at https://www.brighthousefinancial.com/products/rates/ where at least two months of renewal rates for the Rate Crediting Types and the interest rate for the Fixed Account are posted – i.e., for the current month and the following month. At the Term End Date, the Investment Amount will automatically be renewed into the same Shield Option, with the new Cap Rate, unless you elect to transfer such amount into a different Shield Option(s) or the Fixed Account. See “TRANSFERS.”
Brighthouse Shield Level Pay Plus II | Step Rate
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Lowest Limit on Gains [Percent]	2.00%
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Crediting Methodology Example Legend [Text Block]	Example 1B—Shield Option with Step Rate: Owner 1 allocates her $50,000 Purchase Payment into a 1-Year Term / Shield 10 / S&P 500® Index with a Step Rate of 8% and lets it renew year after year for five years. The following example illustrates how her initial $50,000 Purchase Payment could perform over a five-year period given fluctuating Index Values. For renewals into the same Shield Option a new Step Rate would be declared and go into effect on the Contract Anniversary that coincides with the beginning of the new Shield Option.
Contract Year	1	2	3	4	5
Term Start Date
Investment Amount(1)	$50,000	$54,000	$58,320	$62,986	$62,986
Index Value	1,000	1,050	1,260	1,260	1,134
Term End Date
Index Value	1,050	1,260	1,260	1,134	964
Index Performance(2)	5%	20%	0%	-10%	-15%
Step Rate	8%	8%	8%	8%	8%
Shield Rate	10%	10%	10%	10%	10%
Performance Rate (one year)(3)	8%	8%	8%	0%	-5%
Performance Rate Adjustment(4)	$4,000	$4,320	$4,666	$0	-$3,149
Investment Amount(5)	$54,000	$58,320	$62,986	$62,986	$59,837
The following notes to the table above provide important calculations showing how certain values are determined. (1)The Investment Amount at Term Start Date in year one is the $50,000 Purchase Payment. In years two through five, the Investment Amount at the Term Start Date would be $54,000, $58,320, $62,986 and $62,986, respectively, which was the Investment Amount at the Term End Date for the prior year. (2)Index Performance is equal to the percentage change in the Index Value measured from the Term Start Date to the Term End Date. For example, in year one, Index Performance is calculated as follows: (1,050 [Index Value at Term End Date] – 1,000 [Index Value at Term Start Date])
÷ 1,000 [Index Value at Term Start Date]) = 5% (3)In years one, two and three the Performance Rate is equal to the Step Rate because the Index Performance is positive or zero. It should be noted that although Index Performance was 20% in year two, the Performance Rate is capped at 8% by the Step Rate. In year four the Performance Rate is 0% because the Index Performance is –10% and the Shield 10 absorbs up to 10% of the negative Index Performance. In year five, the Performance Rate is –5% because the Index Performance is –15% and the Shield 10 absorbs up to 10% of the negative Index Performance. (4)The Performance Rate Adjustment is equal to the product of the Investment Amount at the Term Start Date adjusted for any withdrawals (including any applicable Rider Charge and Withdrawal Charge) (there are no withdrawals or Rider Charge deductions in the example) multiplied by the Performance Rate. For example, in year one the Performance Rate Adjustment is calculated as follows: $50,000 [Investment Amount at Term Start Date] x 8% [Performance Rate] = $4,000 (5)The Investment Amount at the Term End Date is equal to the Investment Amount at Term Start Date adjusted for any withdrawals (including any applicable Rider Charge and Withdrawal Charge) (there are no withdrawals or Rider Charge deductions in the example) plus the Performance Rate Adjustment. For example, in year one the Investment Amount at the Term End Date is calculated as follows: $50,000 [Investment Amount at Term Start Date] + $4,000 [Performance Rate Adjustment] = $54,000
Index-Linked Option [Line Items]
Index-Linked Option Available, Lowest Limit on Gains [Percent]	2.00%
Brighthouse Shield Level Pay Plus II | Step Rate | Postive Return [Member]
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Crediting Methodology Example [Text Block]	Step Rate The Step Rate is the rate credited at the Term End Date if the Index Performance is equal to or greater than zero. For example, a 15% Index Performance with an 8% Step Rate will result in an 8% Performance Rate (the Step Rate); or, a 5% Index Performance with an 8% Step Rate will result in an 8% Performance Rate (the Step Rate), meaning that we will increase the Investment Amount by 8%. The Step Rate only applies to amounts held in the Shield Option until the Term End Date. The Step Rate may vary between Shield Options and, unless you have a Shield Option with a 1-year Term, is not an annual rate. For renewals into the same Shield Option a new Step Rate is declared for each subsequent Term, and such rate will not be less than the Minimum Guaranteed Step Rate shown in the Step Rate Shield Option Rider attached to your Contract, but will not be less than 2%. There are two ways you may find out what the renewal Step Rates will be for a subsequent Term. Thirty (30) days before the current Term expires, we will send you a notification, written or electronic depending on your selected preferences, indicating your maturing Shield Options and how you can obtain the new Step Rates. You may also access our website at https://www.brighthousefinancial.com/products/rates/ where at least two months of renewal rates for the Rate Crediting Types and the interest rate for the Fixed Account are posted – i.e., for the current month and the following month. At the Term End Date, the Investment Amount will automatically be renewed into the same Shield Option, with the new Step Rate, unless you elect to transfer such amount into a different Shield Option(s) or the Fixed Account. See “TRANSFERS.”
Brighthouse Shield Level Pay Plus II | Step Rate | Zero Return [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Limits Positive Return [Text Block]	The Step Rate is the rate credited at the Term End Date if the Index Performance is equal to or greater than zero. For example, if you invest in a Shield Option with an 8% Step Rate, and the Index Performance is 15% at the end of the Term, the Performance Rate will be 8% (the Step Rate), meaning that we will increase the Investment Amount associated with the Shield Option by 8%.
Index-Linked Option Overview, Example of Limiting the Positive Return [Text Block]	For example, if you invest in a Shield Option with an 8% Step Rate, and the Index Performance is 15% at the end of the Term, the Performance Rate will be 8% (the Step Rate), meaning that we will increase the Investment Amount associated with the Shield Option by 8%.
Brighthouse Shield Level Pay Plus II | Step Rate Edge
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Lowest Limit on Gains [Percent]	2.00%
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Crediting Methodology Example Legend [Text Block]	Example 1C—Shield Option with Step Rate Edge: Owner 1 allocates her $50,000 Purchase Payment into a 1-Year Term / Shield 10 / S&P 500® Index with an Edge Rate of 7% and lets it renew year after year for five years. The following example illustrates how her initial $50,000 Purchase Payment could perform over a five-year period given fluctuating Index Values. For renewals into the same Shield Option a new Edge Rate would be declared and go into effect on the Contract Anniversary that coincides with the beginning of the new Shield Option.
Contract Year	1	2	3	4	5
Term Start Date
Investment Amount(1)	$50,000	$53,500	$57,245	$61,252	$65,540
Index Value	1,000	1,050	1,260	1,260	1,134
Term End Date
Index Value	1,050	1,260	1,260	1,134	964
Index Performance(2)	5%	20%	0%	-10%	-15%
Edge Rate	7%	7%	7%	7%	7%
Shield Rate	10%	10%	10%	10%	10%
Performance Rate (one year)(3)	7%	7%	7%	7%	-5%
Performance Rate Adjustment(4)	$3,500	$3,745	$4,007	$4,288	-$3,277
Investment Amount(5)	$53,500	$57,245	$61,252	$65,540	$62,263
The following notes to the table above provide important calculations showing how certain values are determined. (1)The Investment Amount at Term Start Date in year one is the $50,000 Purchase Payment. In years two through five, the Investment Amount at the Term Start Date would be $53,500, $57,245, $61,252 and $65,540, respectively, which was the Investment Amount at the Term End Date for the prior year. (2)Index Performance is equal to the percentage change in the Index Value measured from the Term Start Date to the Term End Date. For example, in year one, Index Performance is calculated as follows: (1,050 [Index Value at Term End Date] – 1,000 [Index Value at Term Start Date])
÷ 1,000 [Index Value at Term Start Date]) = 5% (3)In years one, two and three the Performance Rate is equal to the Edge Rate because the Index Performance is positive or zero. It should be noted that although Index Performance was 20% in year two, the Performance Rate is capped at 7% by the Edge Rate. In year four the Performance Rate is 7% because the Index Performance is –10% and does not exceed the Shield 10 which absorbs up to 10% of the negative Index Performance. In year five, the Performance Rate is –5% because the Index Performance is –15% and the Shield 10 absorbs up to 10% of the negative Index Performance. (4)The Performance Rate Adjustment is equal to the product of the Investment Amount at the Term Start Date adjusted for any withdrawals (including any applicable Rider Charge and Withdrawal Charge) (there are no withdrawals or Rider Charge deductions in the example) multiplied by the Performance Rate. For example, in year one the Performance Rate Adjustment is calculated as follows: $50,000 [Investment Amount at Term Start Date] x 7% [Performance Rate] = $3,500 (5)The Investment Amount at the Term End Date is equal to the Investment Amount at Term Start Date adjusted for any withdrawals (including any applicable Rider Charge and Withdrawal Charge) (there are no withdrawals or Rider Charge deductions in the example) plus the Performance Rate Adjustment. For example, in year one the Investment Amount at the Term End Date is calculated as follows: $50,000 [Investment Amount at Term Start Date] + $3,500 [Performance Rate Adjustment] = $53,500
Index-Linked Option [Line Items]
Index-Linked Option Available, Lowest Limit on Gains [Percent]	2.00%
Brighthouse Shield Level Pay Plus II | Step Rate Edge | Postive Return [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Limits the Negative Return [Text Block]	For Shield Options with Step Rate Edge, the Edge Rate is the rate credited at the Term End Date if the Index Performance is equal to or greater than the Shield Rate. For example, if you invest in a Shield Option with a 10% Shield Rate and a 7% Edge Rate, and the Index Performance at the end of the Term is 3% (Index Performance greater than the Shield Rate), the Performance Rate will equal the Edge Rate, or 7%. This means that we will increase the Investment Amount associated with the Shield Option by 7%. Similarly, if the Index Performance is -10% (Index Performance equal to the Shield Rate), the Performance Rate will also equal the Edge Rate, or 7%. On the other hand, if the Index Performance is -15% (Index Performance less than the Shield Rate), the Performance Rate will equal -5% (the negative Index Performance in excess of the Shield Rate). This means that we will decrease the Investment Amount associated with the Shield Option by -5%.
Index-Linked Option Overview, Example of Limiting the Negative Return [Text Block]	For example, if you invest in a Shield Option with a 10% Shield Rate and a 7% Edge Rate, and the Index Performance at the end of the Term is 3% (Index Performance greater than the Shield Rate), the Performance Rate will equal the Edge Rate, or 7%. This means that we will increase the Investment Amount associated with the Shield Option by 7%. Similarly, if the Index Performance is -10% (Index Performance equal to the Shield Rate), the Performance Rate will also equal the Edge Rate, or 7%. On the other hand, if the Index Performance is -15% (Index Performance less than the Shield Rate), the Performance Rate will equal -5% (the negative Index Performance in excess of the Shield Rate). This means that we will decrease the Investment Amount associated with the Shield Option by -5%.
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Crediting Methodology Example [Text Block]	Step Rate Edge For Shield Options with Step Rate Edge, the Edge Rate is the rate credited at the Term End Date if the Index Performance is equal to or greater than the Shield Rate. Step Rate Edge therefore, provides the opportunity to receive the Edge Rate even when Index Performance is negative, so long as Index Performance is equal to or greater than the Shield Rate. For example, a 3% Index Performance with a 7% Edge Rate and a 10% Shield Rate will result in a 7% Performance Rate, or, a -10% Index Performance with a 7% Edge Rate and a 10% Shield Rate (Index Performance greater than the Shield Rate) will result in a 7% Performance Rate, meaning that we will increase the Investment Amount associated with the Shield Option by 7%. The Edge Rate only applies to amounts held in the Shield Option until the Term End Date. The Edge Rate may vary between Shield Options and, unless you have a Shield Option with a 1-year Term, is not an annual rate. For renewals into the same Shield Option a new Edge Rate is declared for each subsequent Term, and such rate will not be less than the Minimum Guaranteed Edge Rate shown in the Step Rate Edge Shield Option Rider attached to your Contract, but will not be less than 2%. There are two ways you may find out what the renewal Edge Rates will be for a subsequent Term. Thirty (30) days before the current Term expires, we will send you a notification, written or electronic depending on your selected preferences, indicating your maturing Shield Options and how you can obtain the new Edge Rates. You may also access our website at https://www.brighthousefinancial.com/products/rates/ where at least two months of renewal rates for the Rate Crediting Types and the interest rate for the Fixed Account are posted – i.e., for the current month and the following month. At the Term End Date, the Investment Amount will automatically be renewed into the same Shield Option, with the new Edge Rate, unless you elect to transfer such amount into a different Shield Option(s) or the Fixed Account. See “TRANSFERS.”
Brighthouse Shield Level Pay Plus II | SP 500 Index
Index-Linked Option Details, Options Currently Offered [Line Items]
Index-Linked Option Details, Features [Text Block]	S&P 500® Index (Price Return Index). The S&P 500® Index includes 500 large cap stocks from leading companies in leading industries of the U.S. economy, capturing approximately 80% coverage of U.S. equities by market capitalization.
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]	S&P 500® Index* * The Index is a “price return index,” not a “total return index,” and therefore does not reflect dividends declared by any of the companies in the Index. This will reduce the Index Performance and will cause the Index to underperform a direct investment in the securities composing the Index.
Annual Return [Percent]		16.39%	23.31%	24.23%	(19.44%)	26.89%	16.26%	28.88%	(6.24%)	19.42%	9.54%
Annual Return, Example Capped and Buffered [Percent]		5.00%	5.00%	5.00%	(9.44%)	5.00%	5.00%	5.00%	0.00%	5.00%	5.00%
Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Price Return Index Does not Reflect Dividends [Text Block]	The Index is a “price return index,” not a “total return index,” and therefore does not reflect dividends declared by any of the companies in the Index.
Index-Linked Option Details, Price Return Index Underperforms Direct Investments [Text Block]	This will reduce the Index Performance and will cause the Index to underperform a direct investment in the securities composing the Index.
Index-Linked Option Details, Maturity [Line Items]
Index-Linked Option Details, Other Material Features [Text Block]	Appendix B Index Publishers BLIC uses the Indices under license from the Indices’ respective publishers. The following information about the Indices is included in this prospectus in accordance with BLIC’s license agreements with the publishers of the Indices: S&P Opco, LLC requires that the following disclaimer be included in this prospectus: The S&P 500® is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and has been licensed for use by affiliates of Brighthouse Financial, Inc., including Brighthouse Services, LLC and Brighthouse Life Insurance Company (collectively, “Brighthouse Financial”). S&P®, S&P 500®, US 500, The 500, iBoxx®, iTraxx® and CDX® are trademarks of S&P Global, Inc. or its affiliates (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Brighthouse Financial. It is not possible to invest directly in an index. Brighthouse Shield Level Pay Plus® II Annuity is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of Brighthouse Shield Level Pay Plus® II Annuity or any member of the public regarding the advisability of investing in securities generally or in Brighthouse Shield Level Pay Plus® II Annuity particularly or the ability of the S&P 500® to track general market performance. Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices’ only relationship to Brighthouse Financial with respect to the S&P 500® is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P 500® is determined, composed and calculated by S&P Dow Jones Indices without regard to Brighthouse Financial or Brighthouse Shield Level Pay Plus® II Annuity. S&P Dow Jones Indices have no obligation to take the needs of Brighthouse Financial or the owners of Brighthouse Shield Level Pay Plus® II Annuity into consideration in determining, composing or calculating the S&P 500®. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of Brighthouse Shield Level Pay Plus® II Annuity. There is no assurance that investment products based on the S&P 500® will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment adviser, commodity trading advisory, commodity pool operator, broker dealer, fiduciary, promoter” (as defined in the Investment Company Act of 1940, as amended), “expert” as enumerated within 15 U.S.C. § 77k(a) or tax advisor. Inclusion of a security, commodity, crypto currency or other asset within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, commodity, crypto currency or other asset, nor is it considered to be investment advice or commodity trading advice. NEITHER S&P DOW JONES INDICES NOR THIRD PARTY LICENSOR GUARANTEES THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P 500® INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY BRIGHTHOUSE FINANCIAL, OWNERS OF BRIGHTHOUSE SHIELD LEVEL PAY PLUS® II ANNUITY, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500® OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. S&P DOW JONES INDICES HAS NOT REVIEWED, PREPARED AND/OR CERTIFIED ANY PORTION OF, NOR DOES S&P DOW JONES INDICES HAVE ANY CONTROL OVER, THE LICENSEE BRIGHTHOUSE SHIELD LEVEL PAY PLUS® II ANNUITY REGISTRATION STATEMENT, PROSPECTUS OR OTHER OFFERING MATERIALS. THERE ARE NO THIRD-PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND BRIGHTHOUSE FINANCIAL, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES. Frank Russell Company requires that the following disclaimer be included in this prospectus: The Brighthouse Shield Level Pay Plus® II Annuity is not sponsored, endorsed, sold or promoted by Frank Russell Company (“Russell”). Russell makes no representation or warranty, express or implied, to the owners of the Brighthouse Shield Level Pay Plus® II Annuity or any member of the public regarding the advisability of investing in securities generally or in the Brighthouse Shield Level Pay Plus® II Annuity particularly or the ability of the Russell 2000® Index to track general stock market performance or a segment of the same. Russell’s publication of the Russell 2000® Index in no way suggests or implies an opinion by Russell as to the advisability of investment in any or all of the securities upon which the Russell 2000® Index is based. Russell’s only relationship to affiliates of Brighthouse Financial, Inc., including Brighthouse Services, LLC and Brighthouse Life Insurance Company (collectively, “Brighthouse Financial”) is the licensing of certain trademarks and trade names of Russell and of the Russell 2000® Index which is determined, composed and calculated by Russell without regard to Brighthouse Financial or the Brighthouse Shield Level Pay Plus® II Annuity. Russell is not responsible for and has not reviewed the Brighthouse Shield Level Pay Plus® II Annuity nor any associated literature or publications and Russell makes no representation or warranty express or implied as to their accuracy or completeness, or otherwise. Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell 2000® Index. Russell has no obligation or liability in connection with the administration, marketing or trading of the Brighthouse Shield Level Pay Plus® II Annuity. RUSSELL DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE RUSSELL 2000® INDEX OR ANY DATA INCLUDED THEREIN AND RUSSELL SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. RUSSELL MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY BRIGHTHOUSE FINANCIAL, INVESTORS, OWNERS OF THE BRIGHTHOUSE SHIELD LEVEL PAY PLUS® II ANNUITY OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE RUSSELL 2000® INDEX OR ANY DATA INCLUDED THEREIN. RUSSELL MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE RUSSELL 2000® INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL RUSSELL HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. MSCI Inc. requires that the following disclaimer be included in this prospectus: THE BRIGHTHOUSE SHIELD LEVEL PAY PLUS® II ANNUITY IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. (“MSCI”), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE “MSCI PARTIES”). THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI. MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY AFFILIATES OF BRIGHTHOUSE FINANCIAL, INC. INCLUDING BRIGHTHOUSE SERVICES, LLC, BRIGHTHOUSE LIFE INSURANCE COMPANY, AND BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY (COLLECTIVELY, “BRIGHTHOUSE FINANCIAL”). NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THIS PRODUCT OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN PRODUCTS GENERALLY OR IN THIS PRODUCT PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE. MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THIS PRODUCT OR THE ISSUER OR OWNERS OF THIS PRODUCT OR ANY OTHER PERSON OR ENTITY. NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THIS PRODUCT OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES. NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THIS PRODUCT TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THIS PRODUCT IS REDEEMABLE. FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THIS PRODUCT OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THIS PRODUCT. ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE PRODUCT, OWNERS OF THE PRODUCT, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. No purchaser, seller or holder of the Brighthouse Shield Level Pay Plus® II Annuity, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this security without first contacting MSCI to determine whether MSCI’s permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.
Brighthouse Shield Level Pay Plus II | SP 500 Index | Index-Linked Option Index Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Index Risk [Text Block]	S&P 500® Index. This Index is composed of equity securities issued by large-capitalization (“large cap”) U.S. companies. In general, it is more difficult for large-cap companies to pivot their strategies quickly in response to changes in their industry. In addition, because they typically are more well-established, it is rare to see large-cap companies have the high growth rates that can be seen with successful small-capitalization (“small cap”) companies.
Brighthouse Shield Level Pay Plus II | SP 500 Index | Cap Rate Return Limit [Member] | Shield 25 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	25.00%
Index-Linked Option Available, Index Loss Limit Type	Cap Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	2.00%
Brighthouse Shield Level Pay Plus II | SP 500 Index | Cap Rate Return Limit [Member] | Shield 25 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	25.00%
Index-Linked Option Available, Index Loss Limit Type	Cap Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	8.00%
Brighthouse Shield Level Pay Plus II | SP 500 Index | Cap Rate Return Limit [Member] | Shield 15 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Cap Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	2.00%
Brighthouse Shield Level Pay Plus II | SP 500 Index | Cap Rate Return Limit [Member] | Shield 15 | Postive Return [Member] | Point To Point 3 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Cap Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	6.00%
Brighthouse Shield Level Pay Plus II | SP 500 Index | Cap Rate Return Limit [Member] | Shield 15 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Cap Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	8.00%
Brighthouse Shield Level Pay Plus II | SP 500 Index | Cap Rate Return Limit [Member] | Shield 10 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Cap Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	2.00%
Brighthouse Shield Level Pay Plus II | SP 500 Index | Cap Rate Return Limit [Member] | Shield 10 | Postive Return [Member] | Point To Point 3 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Cap Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	6.00%
Brighthouse Shield Level Pay Plus II | SP 500 Index | Cap Rate Return Limit [Member] | Shield 10 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Cap Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	8.00%
Brighthouse Shield Level Pay Plus II | SP 500 Index | Step Rate | Shield 15 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Step Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	2.00%
Brighthouse Shield Level Pay Plus II | SP 500 Index | Step Rate | Shield 15 | Postive Return [Member] | Point To Point 2 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Index
Index-Linked Option Available, Crediting Period	2 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Step Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	3.00%
Brighthouse Shield Level Pay Plus II | SP 500 Index | Step Rate | Shield 10 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Step Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	2.00%
Brighthouse Shield Level Pay Plus II | SP 500 Index | Step Rate | Shield 10 | Postive Return [Member] | Point To Point 2 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Index
Index-Linked Option Available, Crediting Period	2 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Step Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	3.00%
Brighthouse Shield Level Pay Plus II | SP 500 Index | Edge Rate | Shield 15 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Edge Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	2.00%
Brighthouse Shield Level Pay Plus II | SP 500 Index | Edge Rate | Shield 15 | Postive Return [Member] | Point To Point 2 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Index
Index-Linked Option Available, Crediting Period	2 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Edge Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	3.00%
Brighthouse Shield Level Pay Plus II | SP 500 Index | Edge Rate | Shield 10 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Edge Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	2.00%
Brighthouse Shield Level Pay Plus II | SP 500 Index | Edge Rate | Shield 10 | Postive Return [Member] | Point To Point 2 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Index
Index-Linked Option Available, Crediting Period	2 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Edge Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	3.00%
Brighthouse Shield Level Pay Plus II | Russell 2000 Index
Index-Linked Option Details, Options Currently Offered [Line Items]
Index-Linked Option Details, Features [Text Block]	Russell 2000® Index (Price Return Index). The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]	Russell 2000® Index* * The Index is a “price return index,” not a “total return index,” and therefore does not reflect dividends declared by any of the companies in the Index. This will reduce the Index Performance and will cause the Index to underperform a direct investment in the securities composing the Index.
Annual Return [Percent]		11.29%	10.02%	15.09%	(21.56%)	13.69%	18.36%	23.72%	(12.18%)	13.14%	19.48%
Annual Return, Example Capped and Buffered [Percent]		5.00%	5.00%	5.00%	(11.56%)	5.00%	5.00%	5.00%	(2.18%)	5.00%	5.00%
Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Price Return Index Does not Reflect Dividends [Text Block]	The Index is a “price return index,” not a “total return index,” and therefore does not reflect dividends declared by any of the companies in the Index.
Index-Linked Option Details, Price Return Index Underperforms Direct Investments [Text Block]	This will reduce the Index Performance and will cause the Index to underperform a direct investment in the securities composing the Index.
Brighthouse Shield Level Pay Plus II | Russell 2000 Index | Index-Linked Option Index Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Index Risk [Text Block]	Russell 2000® Index. This Index is composed of equity securities of small-cap U.S. companies. Generally, the securities of small-cap companies are more volatile and riskier than the securities of larger companies. Small-cap companies are more likely to fail than larger companies.
Brighthouse Shield Level Pay Plus II | Russell 2000 Index | Cap Rate Return Limit [Member] | Shield 25 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Russell 2000® Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	25.00%
Index-Linked Option Available, Index Loss Limit Type	Cap Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	2.00%
Brighthouse Shield Level Pay Plus II | Russell 2000 Index | Cap Rate Return Limit [Member] | Shield 25 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Russell 2000® Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	25.00%
Index-Linked Option Available, Index Loss Limit Type	Cap Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	8.00%
Brighthouse Shield Level Pay Plus II | Russell 2000 Index | Cap Rate Return Limit [Member] | Shield 15 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Russell 2000® Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Cap Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	2.00%
Brighthouse Shield Level Pay Plus II | Russell 2000 Index | Cap Rate Return Limit [Member] | Shield 15 | Postive Return [Member] | Point To Point 3 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Russell 2000® Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Cap Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	6.00%
Brighthouse Shield Level Pay Plus II | Russell 2000 Index | Cap Rate Return Limit [Member] | Shield 15 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Russell 2000® Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Cap Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	8.00%
Brighthouse Shield Level Pay Plus II | Russell 2000 Index | Cap Rate Return Limit [Member] | Shield 10 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Russell 2000® Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Cap Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	2.00%
Brighthouse Shield Level Pay Plus II | Russell 2000 Index | Cap Rate Return Limit [Member] | Shield 10 | Postive Return [Member] | Point To Point 3 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Russell 2000® Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Cap Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	6.00%
Brighthouse Shield Level Pay Plus II | Russell 2000 Index | Cap Rate Return Limit [Member] | Shield 10 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Russell 2000® Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Cap Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	8.00%
Brighthouse Shield Level Pay Plus II | Russell 2000 Index | Step Rate | Shield 15 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Russell 2000® Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Step Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	2.00%
Brighthouse Shield Level Pay Plus II | Russell 2000 Index | Step Rate | Shield 15 | Postive Return [Member] | Point To Point 2 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Russell 2000® Index
Index-Linked Option Available, Crediting Period	2 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Step Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	3.00%
Brighthouse Shield Level Pay Plus II | Russell 2000 Index | Step Rate | Shield 10 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Russell 2000® Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Step Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	2.00%
Brighthouse Shield Level Pay Plus II | Russell 2000 Index | Step Rate | Shield 10 | Postive Return [Member] | Point To Point 2 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Russell 2000® Index
Index-Linked Option Available, Crediting Period	2 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Step Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	3.00%
Brighthouse Shield Level Pay Plus II | Russell 2000 Index | Edge Rate | Shield 15 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Russell 2000® Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Edge Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	2.00%
Brighthouse Shield Level Pay Plus II | Russell 2000 Index | Edge Rate | Shield 15 | Postive Return [Member] | Point To Point 2 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Russell 2000® Index
Index-Linked Option Available, Crediting Period	2 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Edge Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	3.00%
Brighthouse Shield Level Pay Plus II | Russell 2000 Index | Edge Rate | Shield 10 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Russell 2000® Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Edge Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	2.00%
Brighthouse Shield Level Pay Plus II | Russell 2000 Index | Edge Rate | Shield 10 | Postive Return [Member] | Point To Point 2 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Russell 2000® Index
Index-Linked Option Available, Crediting Period	2 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Edge Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	3.00%
Brighthouse Shield Level Pay Plus II | MSCI EAFE Index
Index-Linked Option Details, Options Currently Offered [Line Items]
Index-Linked Option Details, Features [Text Block]	MSCI EAFE Index (Price Return Index). The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. As of the date of this prospectus the MSCI EAFE Index consists of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Index Value and Index Performance will be calculated without any exchange rate adjustment.
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]	MSCI EAFE Index* * The Index is a “price return index,” not a “total return index,” and therefore does not reflect dividends declared by any of the companies in the Index. This will reduce the Index Performance and will cause the Index to underperform a direct investment in the securities composing the Index.
Annual Return [Percent]		27.89%	1.15%	15.03%	(16.79%)	8.78%	5.43%	18.44%	(16.14%)	21.78%	(1.88%)
Annual Return, Example Capped and Buffered [Percent]		5.00%	1.15%	5.00%	(6.79%)	5.00%	5.00%	5.00%	(6.14%)	5.00%	0.00%
Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Price Return Index Does not Reflect Dividends [Text Block]	The Index is a “price return index,” not a “total return index,” and therefore does not reflect dividends declared by any of the companies in the Index.
Index-Linked Option Details, Price Return Index Underperforms Direct Investments [Text Block]	This will reduce the Index Performance and will cause the Index to underperform a direct investment in the securities composing the Index.
Brighthouse Shield Level Pay Plus II | MSCI EAFE Index | Index-Linked Option Index Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Index Risk [Text Block]	MSCI EAFE Index. The MSCI EAFE Index is comprised of equity securities of large- and mid-capitalization (“mid-cap”) companies and it is designed to measure the equity market performance of developed markets, including countries in Europe, Australia, and the Far East. In general, large-cap companies may be unable to respond quickly in response to changes in their industry and new competitive challenges and may not be able to attain the high growth rates of successful smaller companies. The securities of mid-cap companies may be more volatile and may involve more risk than the securities of larger companies. Securities issued by non-U.S. companies (including related depositary receipts) are subject to the risks related to investments in foreign markets (e.g., increased price volatility; changing currency exchange rates; and greater political, regulatory, and economic uncertainty).
Brighthouse Shield Level Pay Plus II | MSCI EAFE Index | Cap Rate Return Limit [Member] | Shield 25 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	MSCI EAFE Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	25.00%
Index-Linked Option Available, Index Loss Limit Type	Cap Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	2.00%
Brighthouse Shield Level Pay Plus II | MSCI EAFE Index | Cap Rate Return Limit [Member] | Shield 25 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	MSCI EAFE Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	25.00%
Index-Linked Option Available, Index Loss Limit Type	Cap Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	8.00%
Brighthouse Shield Level Pay Plus II | MSCI EAFE Index | Cap Rate Return Limit [Member] | Shield 15 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	MSCI EAFE Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Cap Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	2.00%
Brighthouse Shield Level Pay Plus II | MSCI EAFE Index | Cap Rate Return Limit [Member] | Shield 15 | Postive Return [Member] | Point To Point 3 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	MSCI EAFE Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Cap Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	6.00%
Brighthouse Shield Level Pay Plus II | MSCI EAFE Index | Cap Rate Return Limit [Member] | Shield 15 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	MSCI EAFE Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Cap Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	8.00%
Brighthouse Shield Level Pay Plus II | MSCI EAFE Index | Cap Rate Return Limit [Member] | Shield 10 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	MSCI EAFE Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Cap Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	2.00%
Brighthouse Shield Level Pay Plus II | MSCI EAFE Index | Cap Rate Return Limit [Member] | Shield 10 | Postive Return [Member] | Point To Point 3 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	MSCI EAFE Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Cap Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	6.00%
Brighthouse Shield Level Pay Plus II | MSCI EAFE Index | Cap Rate Return Limit [Member] | Shield 10 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	MSCI EAFE Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Cap Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	8.00%
Brighthouse Shield Level Pay Plus II | MSCI EAFE Index | Step Rate | Shield 15 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	MSCI EAFE Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Step Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	2.00%
Brighthouse Shield Level Pay Plus II | MSCI EAFE Index | Step Rate | Shield 15 | Postive Return [Member] | Point To Point 2 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	MSCI EAFE Index
Index-Linked Option Available, Crediting Period	2 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Step Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	3.00%
Brighthouse Shield Level Pay Plus II | MSCI EAFE Index | Step Rate | Shield 10 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	MSCI EAFE Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Step Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	2.00%
Brighthouse Shield Level Pay Plus II | MSCI EAFE Index | Step Rate | Shield 10 | Postive Return [Member] | Point To Point 2 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	MSCI EAFE Index
Index-Linked Option Available, Crediting Period	2 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Step Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	3.00%
Brighthouse Shield Level Pay Plus II | MSCI EAFE Index | Edge Rate | Shield 15 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	MSCI EAFE Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Edge Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	2.00%
Brighthouse Shield Level Pay Plus II | MSCI EAFE Index | Edge Rate | Shield 15 | Postive Return [Member] | Point To Point 2 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	MSCI EAFE Index
Index-Linked Option Available, Crediting Period	2 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Edge Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	3.00%
Brighthouse Shield Level Pay Plus II | MSCI EAFE Index | Edge Rate | Shield 10 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	MSCI EAFE Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Edge Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	2.00%
Brighthouse Shield Level Pay Plus II | MSCI EAFE Index | Edge Rate | Shield 10 | Postive Return [Member] | Point To Point 2 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	MSCI EAFE Index
Index-Linked Option Available, Crediting Period	2 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Edge Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	3.00%
Brighthouse Shield Level Pay Plus II | Nasdaq-100 Index
Index-Linked Option Details, Options Currently Offered [Line Items]
Index-Linked Option Details, Features [Text Block]	Nasdaq-100 Index® (Price Return Index). The Nasdaq-100 Index® includes 100 of the largest domestic and international non-financial securities listed on the Nasdaq Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. It does not contain securities of financial companies including investment companies.
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]	Nasdaq-100 Index® * * The Index is a “price return index,” not a “total return index,” and therefore does not reflect dividends declared by any of the companies in the Index. This will reduce the Index Performance and will cause the Index to underperform a direct investment in the securities composing the Index.
Annual Return [Percent]		20.17%	24.88%	53.81%	(32.97%)	26.63%	47.58%	37.96%	(1.04%)	31.52%	5.89%
Annual Return, Example Capped and Buffered [Percent]		5.00%	5.00%	5.00%	(22.97%)	5.00%	5.00%	5.00%	0.00%	5.00%	5.00%
Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Price Return Index Does not Reflect Dividends [Text Block]	The Index is a “price return index,” not a “total return index,” and therefore does not reflect dividends declared by any of the companies in the Index.
Index-Linked Option Details, Price Return Index Underperforms Direct Investments [Text Block]	This will reduce the Index Performance and will cause the Index to underperform a direct investment in the securities composing the Index.
Index-Linked Option Details, Maturity [Line Items]
Index-Linked Option Details, Other Material Features [Text Block]	Nasdaq, Inc. requires that the following disclaimer be included in this prospectus: Brighthouse Shield Level Pay Plus® II Annuity is not sponsored, endorsed, sold or promoted by Nasdaq, Inc. or its affiliates (Nasdaq, Inc. with its affiliates, are referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, Brighthouse Shield Level Pay Plus® II Annuity. The Corporations make no representation or warranty, express or implied to the owners of Brighthouse Shield Level Pay Plus® II Annuity or any member of the public regarding the advisability of investing in securities generally or in Brighthouse Shield Level Pay Plus® II Annuity particularly, or the ability of the Nasdaq-100 Index® to track general stock market performance. The Corporations' only relationship to Brighthouse Life Insurance Company (“Licensee”) is in the licensing of the Nasdaq-100 Index®, and certain trade names of the Corporations and the use of the Nasdaq-100 Index® which is determined, composed and calculated by Nasdaq® without regard to Licensee or Brighthouse Shield Level Pay Plus® II Annuity. Nasdaq® has no obligation to take the needs of the Licensee or the owners of Brighthouse Shield Level Pay Plus® II Annuity into consideration in determining, composing or calculating the Nasdaq-100 Index®. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of Brighthouse Shield Level Pay Plus® II Annuity to be issued or in the determination or calculation of the equation by which Brighthouse Shield Level Pay Plus® II Annuity is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of Brighthouse Shield Level Pay Plus® II Annuity. THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF NASDAQ-100 INDEX® OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF BRIGHTHOUSE SHIELD LEVEL PAY PLUS® II ANNUITY, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX® OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX® OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.
Brighthouse Shield Level Pay Plus II | Nasdaq-100 Index | Index-Linked Option Index Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Index Risk [Text Block]	Nasdaq-100 Index®. The Nasdaq-100® Index is comprised of equity securities of the largest U.S. and non-U.S. companies listed on The Nasdaq Stock Market across all major industry groups except the financial industry. To the extent that the Nasdaq-100® Index is comprised of securities issued by companies in a particular sector, that company’s securities may not perform as well as companies in other sectors or the market as a whole. Any component securities issued by non-U.S. companies (including related depositary receipts) are subject to the risks related to investments in foreign markets (e.g., increased price volatility; changing currency exchange rates; and greater political, regulatory, and economic uncertainty).
Brighthouse Shield Level Pay Plus II | Nasdaq-100 Index | Cap Rate Return Limit [Member] | Shield 25 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Nasdaq-100 Index®
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	25.00%
Index-Linked Option Available, Index Loss Limit Type	Cap Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	2.00%
Brighthouse Shield Level Pay Plus II | Nasdaq-100 Index | Cap Rate Return Limit [Member] | Shield 25 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Nasdaq-100 Index®
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	25.00%
Index-Linked Option Available, Index Loss Limit Type	Cap Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	8.00%
Brighthouse Shield Level Pay Plus II | Nasdaq-100 Index | Cap Rate Return Limit [Member] | Shield 15 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Nasdaq-100 Index®
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Cap Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	2.00%
Brighthouse Shield Level Pay Plus II | Nasdaq-100 Index | Cap Rate Return Limit [Member] | Shield 15 | Postive Return [Member] | Point To Point 3 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Nasdaq-100 Index®
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Cap Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	6.00%
Brighthouse Shield Level Pay Plus II | Nasdaq-100 Index | Cap Rate Return Limit [Member] | Shield 15 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Nasdaq-100 Index®
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Cap Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	8.00%
Brighthouse Shield Level Pay Plus II | Nasdaq-100 Index | Cap Rate Return Limit [Member] | Shield 10 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Nasdaq-100 Index®
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Cap Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	2.00%
Brighthouse Shield Level Pay Plus II | Nasdaq-100 Index | Cap Rate Return Limit [Member] | Shield 10 | Postive Return [Member] | Point To Point 3 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Nasdaq-100 Index®
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Cap Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	6.00%
Brighthouse Shield Level Pay Plus II | Nasdaq-100 Index | Cap Rate Return Limit [Member] | Shield 10 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Nasdaq-100 Index®
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Cap Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	8.00%
Brighthouse Shield Level Pay Plus II | Nasdaq-100 Index | Step Rate | Shield 15 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Nasdaq-100 Index®
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Step Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	2.00%
Brighthouse Shield Level Pay Plus II | Nasdaq-100 Index | Step Rate | Shield 15 | Postive Return [Member] | Point To Point 2 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Nasdaq-100 Index®
Index-Linked Option Available, Crediting Period	2 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Step Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	3.00%
Brighthouse Shield Level Pay Plus II | Nasdaq-100 Index | Step Rate | Shield 10 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Nasdaq-100 Index®
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Step Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	2.00%
Brighthouse Shield Level Pay Plus II | Nasdaq-100 Index | Step Rate | Shield 10 | Postive Return [Member] | Point To Point 2 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Nasdaq-100 Index®
Index-Linked Option Available, Crediting Period	2 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Step Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	3.00%
Brighthouse Shield Level Pay Plus II | Nasdaq-100 Index | Edge Rate | Shield 15 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Nasdaq-100 Index®
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Edge Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	2.00%
Brighthouse Shield Level Pay Plus II | Nasdaq-100 Index | Edge Rate | Shield 15 | Postive Return [Member] | Point To Point 2 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Nasdaq-100 Index®
Index-Linked Option Available, Crediting Period	2 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Edge Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	3.00%
Brighthouse Shield Level Pay Plus II | Nasdaq-100 Index | Edge Rate | Shield 10 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Nasdaq-100 Index®
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Edge Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	2.00%
Brighthouse Shield Level Pay Plus II | Nasdaq-100 Index | Edge Rate | Shield 10 | Postive Return [Member] | Point To Point 2 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Nasdaq-100 Index®
Index-Linked Option Available, Crediting Period	2 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Edge Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	3.00%
Brighthouse Shield Level Pay Plus II Advisory
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Credits are Based in Part on Index Performance [Text Block]	Each Shield Option also has a Rate Crediting Type. The Cap Rate, Step Rate, and Step Rate Edge (each, a “Rate Crediting Type”) are the three ways we offer that you can potentially receive positive interest based on the performance of an Index. We limit the positive Index Performance used in calculating the interest credited to a Shield Option at the Term End Date through the Cap Rate, Step Rate, or Step Rate Edge. Positive interest may be credited up to the specified Cap Rate or equal to the specified Step Rate or Edge Rate. •The Cap Rate is the maximum rate that may be credited at the Term End Date based on Index Performance. For example, if you invest in a Shield Option with a 10% Cap Rate, and the Index Performance is 15% at the end of the Term, the Performance Rate will be 10% (the Index Performance up to the Cap Rate), meaning that we will increase the Investment Amount associated with the Shield Option by 10%.•The Step Rate is the rate credited at the Term End Date if the Index Performance is equal to or greater than zero. For example, if you invest in a Shield Option with an 8% Step Rate, and the Index Performance is 15% at the end of the Term, the Performance Rate will be 8% (the Step Rate), meaning that we will increase the Investment Amount associated with the Shield Option by 8%.•For Shield Options with Step Rate Edge, the Edge Rate is the rate credited at the Term End Date if the Index Performance is equal to or greater than the Shield Rate. For example, if you invest in a Shield Option with a 10% Shield Rate and a 7% Edge Rate, and the Index Performance at the end of the Term is 3% (Index Performance greater than the Shield Rate), the Performance Rate will equal the Edge Rate, or 7%. This means that we will increase the Investment Amount associated with the Shield Option by 7%. Similarly, if the Index Performance is -10% (Index Performance equal to the Shield Rate), the Performance Rate will also equal the Edge Rate, or 7%. On the other hand, if the Index Performance is -15% (Index Performance less than the Shield Rate), the Performance Rate will equal -5% (the negative Index Performance in excess of the Shield Rate). This means that we will decrease the Investment Amount associated with the Shield Option by -5%.Shield Options with a Cap Rate are described in the Cap Rate Shield Option Rider attached to your Contract. Shield Options with a Step Rate are described in the Step Rate Shield Option Rider attached to your Contract. Shield Options with Step Rate Edge are described in the Step Rate Edge Shield Option Rider attached to your Contract. New Cap Rates, Step Rates, and Edge Rates are declared for each subsequent Term, subject to the minimum guaranteed rates for each Rate Crediting Type. The Minimum Guaranteed Cap Rate for your Contract is the amount shown in the Cap Rate Shield Option Rider attached to your Contract, but will not be less than 2%. The Minimum Guaranteed Step Rate for your Contract is the amount shown in the Step Rate Shield Option Rider attached to your Contract, but will not be less than 2%. The Minimum Guaranteed Edge Rate for your Contract is the amount shown in the Step Rate Edge Shield Option Rider attached to your Contract, but will not be less than 2%. There are two ways you may find out what the renewal Cap Rates, Step Rates, and Edge Rates will be for a subsequent Term. Thirty (30) days before the current Term expires, we will send you a notification, written or electronic depending on your selected preferences, indicating your maturing Shield Options and how you can obtain the different Shield Options available at the Term End Date, including the new Cap Rates, Step Rates, Edge Rates, and the interest rate for the Fixed Account. You may also access our website at https://www.brighthousefinancial.com/products/rates/ where at least two months of renewal rates for the Rate Crediting Types and the interest rate for the Fixed Account are posted – i.e., for the current month and the following month. See “RATE CREDITING TYPES” for more information.
Index-Linked Option Overview, Investor Could Lose Money if Index Declines [Text Block]	You could lose a significant amount of money if the Index declines in value.
Index-Linked Option Overview, Guaranteed Minimum Limit on Index Losses [Text Block]	The Minimum Guaranteed Cap Rate for your Contract is the amount shown in the Cap Rate Shield Option Rider attached to your Contract, but will not be less than 2%. The Minimum Guaranteed Step Rate for your Contract is the amount shown in the Step Rate Shield Option Rider attached to your Contract, but will not be less than 2%. The Minimum Guaranteed Edge Rate for your Contract is the amount shown in the Step Rate Edge Shield Option Rider attached to your Contract, but will not be less than 2%.
Index-Linked Option Overview, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	We do not guarantee that there will always be a Shield Option under the Contract that provides this minimum amount of downside protection; however, there will always be at least one Shield Option available with a minimum of 5% downside protection. Consequently, if we were to offer only one Shield Option, you would be limited to investing in that one Shield Option. If that Shield Option does not meet your investment objectives or financial goals, you could transfer to the Fixed Account (if available at that time and subject to applicable conditions described in the “TRANSFERS” section, including the requirement to remain invested in the Fixed Account until the Fixed Account Term End Date), Surrender your Contract and/or invest in another investment vehicle. If you Surrender your Contract, you might incur taxes, tax penalties, or an Interim Value calculation. If you invest in another investment vehicle, that investment may have different features, fees and risks than your Contract.
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]
Fees, Expenses and Adjustments	Location in the Prospectus
Are There Charges or Adjustments for Early Withdrawals?
Yes.
If all or a portion of the Account Value is removed from a Shield Option or from the Contract before the end of a Term, we will apply an Interim Value calculation, which may be negative. In extreme circumstances, you could lose up to 100% of the value of your Shield Option if you make a withdrawal,
Surrender, or otherwise remove amounts from the Shield Options before the
Term End Date due to a negative Interim Value.
For example, if you allocate $100,000 to a Shield Option with a 3-year Term, and later withdraw the entire amount before the Term has ended, you could lose up to $100,000 of your investment. This loss will be greater if you also have to pay taxes and tax penalties.
Between the Term Start Date and the Term End Date, we use the Interim Value
to calculate the amount that is available for (1) annuitization; (2) death benefits; (3) withdrawals (including RMDs, withdrawals to pay advisory fees, and payments under the GLWB rider); (4) Surrenders; or (5) if applicable, on a
Contract Anniversary, to determine any automatic Step-Up of the GLWB Base and to deduct the Rider Charge.
FEE TABLE CHARGES, FEES, AND ADJUSTMENTS INTERIM VALUE CALCULATION
Are There Transaction Charges?	No. Other than the Interim Value calculation, you will not be charged for other transactions.	FEE TABLE CHARGES, FEES, AND ADJUSTMENTS
Are There Ongoing Fees and Expenses?
Yes.
The table below describes the fees and expenses that you may pay each year.
Please refer to your Contract specifications page for information about the specific fees you will pay each year.
There is an implicit ongoing fee on the Shield Options to the extent that your participation in Index gains is limited by us through the use of the
Cap Rate, Step Rate, or Edge Rate. This means that your returns may be lower than the Index’s returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses. This implicit ongoing fee is not reflected in the tables below.
FEE TABLE CHARGES, FEES, AND ADJUSTMENTS
Annual Fee	Minimum	Maximum
Base Contract[1]	See GLWB Supplement[2]	See GLWB Supplement[2]
[1] Referred to elsewhere in this prospectus as the Rider Fee Rate, which is deducted as a percentage of the GLWB Base each Contract Anniversary.
[2] The supplement that must accompany this prospectus contains the current Rider Fee Rate and terms of the GLWB Rider applicable to your Contract. For the Market Growth with Rollup version of the GLWB rider, the Rollup Rate is applied to the GLWB Base before the Rider Charge is deducted.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add negative Interim Value calculations that substantially increase costs.

Lowest Annual Cost: See GLWB Supplement	Highest Annual Cost: See GLWB Supplement
Assumes:	Assumes:
●Investment of $100,000 ●5% annual appreciation ●Market Growth version of the GLWB rider ●No sales charges ●No additional transfers or withdrawals ●No Interim Value calculation	●Investment of $100,000 ●5% annual appreciation ●Market Growth with Rollup version of the GLWB rider ●No sales charges ●No additional transfers or withdrawals ●No Interim Value calculation

Charges for Early Withdrawals [Text Block]
Are There Charges or Adjustments for Early Withdrawals?
Yes.
If all or a portion of the Account Value is removed from a Shield Option or from the Contract before the end of a Term, we will apply an Interim Value calculation, which may be negative. In extreme circumstances, you could lose up to 100% of the value of your Shield Option if you make a withdrawal,
Surrender, or otherwise remove amounts from the Shield Options before the
Term End Date due to a negative Interim Value.
For example, if you allocate $100,000 to a Shield Option with a 3-year Term, and later withdraw the entire amount before the Term has ended, you could lose up to $100,000 of your investment. This loss will be greater if you also have to pay taxes and tax penalties.
Between the Term Start Date and the Term End Date, we use the Interim Value
to calculate the amount that is available for (1) annuitization; (2) death benefits; (3) withdrawals (including RMDs, withdrawals to pay advisory fees, and payments under the GLWB rider); (4) Surrenders; or (5) if applicable, on a
Contract Anniversary, to determine any automatic Step-Up of the GLWB Base and to deduct the Rider Charge.
FEE TABLE CHARGES, FEES, AND ADJUSTMENTS INTERIM VALUE CALCULATION

Transaction Charges [Text Block]
Are There Transaction Charges?	No. Other than the Interim Value calculation, you will not be charged for other transactions.	FEE TABLE CHARGES, FEES, AND ADJUSTMENTS

Ongoing Fees and Expenses [Table Text Block]
Are There Ongoing Fees and Expenses?
Yes.
The table below describes the fees and expenses that you may pay each year.
Please refer to your Contract specifications page for information about the specific fees you will pay each year.
There is an implicit ongoing fee on the Shield Options to the extent that your participation in Index gains is limited by us through the use of the
Cap Rate, Step Rate, or Edge Rate. This means that your returns may be lower than the Index’s returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses. This implicit ongoing fee is not reflected in the tables below.
FEE TABLE CHARGES, FEES, AND ADJUSTMENTS
Annual Fee	Minimum	Maximum
Base Contract[1]	See GLWB Supplement[2]	See GLWB Supplement[2]
[1] Referred to elsewhere in this prospectus as the Rider Fee Rate, which is deducted as a percentage of the GLWB Base each Contract Anniversary.
[2] The supplement that must accompany this prospectus contains the current Rider Fee Rate and terms of the GLWB Rider applicable to your Contract. For the Market Growth with Rollup version of the GLWB rider, the Rollup Rate is applied to the GLWB Base before the Rider Charge is deducted.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add negative Interim Value calculations that substantially increase costs.

Lowest Annual Cost: See GLWB Supplement	Highest Annual Cost: See GLWB Supplement
Assumes:	Assumes:
●Investment of $100,000 ●5% annual appreciation ●Market Growth version of the GLWB rider ●No sales charges ●No additional transfers or withdrawals ●No Interim Value calculation	●Investment of $100,000 ●5% annual appreciation ●Market Growth with Rollup version of the GLWB rider ●No sales charges ●No additional transfers or withdrawals ●No Interim Value calculation

Base Contract (N-4) Footnotes [Text Block]	[1] Referred to elsewhere in this prospectus as the Rider Fee Rate, which is deducted as a percentage of the GLWB Base each Contract Anniversary.[2] The supplement that must accompany this prospectus contains the current Rider Fee Rate and terms of the GLWB Rider applicable to your Contract. For the Market Growth with Rollup version of the GLWB rider, the Rollup Rate is applied to the GLWB Base before the Rider Charge is deducted.
Index-Linked Option, Implicit Ongoing Fees [Text Block]	There is an implicit ongoing fee on the Shield Options to the extent that your participation in Index gains is limited by us through the use of the Cap Rate, Step Rate, or Edge Rate.
Index-Linked Option, Implicit Ongoing Fees Return may be Lower than the Index Return [Text Block]	This means that your returns may be lower than the Index’s returns.
Index-Linked Option, Implicit Ongoing Fees Provide Some Protection from Index Losses [Text Block]	In return for accepting this limit on Index gains, you will receive some protection from Index losses.
Index-Linked Option, Implicit Ongoing Fees Not Reflected [Text Block]	This implicit ongoing fee is not reflected in the tables below.
Lowest and Highest Annual Cost [Table Text Block]	Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add negative Interim Value calculations that substantially increase costs.
Risks [Table Text Block]
Risks
Is there a Risk of Loss from Poor Performance?
Yes. You can lose money by investing in the Contract.

●The currently offered Shield Options provide that we will absorb losses at least equal to 10%, 15%, and 25%. Under these Shield Options, the maximum amount of loss you could experience due to negative index performance at the end of a Term, after taking into account these levels of protection, would be: 90% for 10% downside protection; 85%
for 15% downside protection; and 75% for 25% downside protection.
●We do not guarantee that there will always be a Shield Option under the Contract that provides this minimum amount of downside
protection; however, there will always be at least one Shield Option available with a minimum of 5% downside protection.
PRINCIPAL RISKS OF INVESTING IN THE CONTRACT SHIELD RATES
Is this a Short-Term Investment?	No. The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The Contract’s tax deferral and long-term income features are generally more	PRINCIPAL RISKS OF INVESTING IN THE CONTRACT
What are the Risks Associated with the Investment Options?
An investment in the Contract is subject to the risks of poor investment performance and can vary depending on the performance of the Allocation
Options available under the Contract (e.g., the Shield Options). Each Allocation
Option (including the Fixed Account) will have its own unique risks. You should review the available Allocation Options before making an investment decision.
The Cap Rate, Step Rate, and Step Rate Edge (the Rate Crediting Types), as
applicable, will limit positive Index returns (e.g., limited upside). This may result in you earning less than the Index return. For example:

PRINCIPAL RISKS OF INVESTING IN THE CONTRACT INDICES SHIELD RATES RATE CREDITING
What are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to us. Any obligations (including under any Fixed Account and Shield Options), guarantees, or benefits are subject to our claims-paying ability. More information about us, including our appliable financial strength ratings, is available upon request by contacting us at (888) 243-1968.
PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

Investment Restrictions [Text Block]	Yes.●Limits on transfers.○Transfers may only be made during the Accumulation Period, and only to or from the Fixed Account, to or from the Shield Option(s), and from the Holding Account.○Transfers may not be made into the Holding Account.○Transfers among the Fixed Account and the Shield Options may only be made during the Transfer Period at the end of each Term.○Transfers from the Holding Account may only be made on a Contract Anniversary.○The minimum transfer amount is $500.●The availability of Allocation Options may vary depending on the selling firm through which your Contract is sold.●Your selling firm may choose not to recommend certain Shield Options described in this prospectus when your Contract is issued or at the Term End Date.●We can add or discontinue any Shield Option. We are not obligated to offer any one particular Shield Option, but after your Contract is issued, there will always be one Shield Option available, although it may not be substantially similar to any one of the currently available Shield Options.●We have the right to substitute a comparable index prior to the Term End Date if any Index is discontinued or we determine that our use of such Index should be discontinued because we are no longer licensed to use the Index, the method of calculation of the Index Value is substantially changed, or if Index Values become unavailable for any reason.●We may change Cap Rates, Step Rates, and Edge Rates declared for the Shield Options from one Term to the next, subject to the minimum guaranteed rates.●Each Shield Option’s Shield Rate is guaranteed not to change for the life of the currently offered Shield Options. However, we may add or discontinueany Shield Option, so the Shield Rates offered under the Contract may change from one Term to the next.●We may change the interest rate for the Fixed Account declared from one Fixed Account Term to the next, subject to the Minimum Guaranteed Interest rate applicable to any Contract, which will not be less than 1%.●The Contract is a single premium product. Additional Purchase Payments will not be accepted.
Key Information, Benefit Restrictions [Text Block]	Yes.●Subject to certain conditions, Contract benefits may be modified or terminated by the Company.●The GLWB rider is automatically issued with your Contract, and we charge an annual fee for this benefit (regardless of whether you utilize the benefit).●The GLWB rider cannot be cancelled by you. There are circumstances in which we will terminate the GLWB rider.●If the GLWB rider is terminated before your Annual Benefit Commencement Date, you will have paid for the GLWB rider without receiving any lifetime income payments.●If the GLWB rider is terminated, it cannot be reinstated.●Investment restrictions may apply after the Annual Benefit Commencement Date, as specified in the GLWB Supplement applicable to your Contract.●Early Withdrawals and Excess Withdrawals will reduce the payments under the GLWB rider or, if such withdrawals reduce the Account Value to zero, eliminate the guarantee.○Early Withdrawals and Excess Withdrawals will result in a reduction of your GLWB Base and Net Purchase Payment Amount. Such reductions may be significant and may be more than the amount of the withdrawal.○Excess Withdrawals taken after the Annual Benefit Commencement Date will reduce the Annual Benefit Payment for the new GLWB Base, which is multiplied by the applicable Withdrawal Rate.●All payments under the GLWB rider taken from the Shield Options prior to the end of a Term will result in an Interim Value calculation, and a proportionate reduction to the Investment Amount associated with the Shield Option.●All withdrawals (including RMDs, withdrawals to pay advisory fees, payments under the GLWB rider, and the Rider Charge) will reduce the death benefit. Rider Charges will reduce any Account Value death benefit, but will not reduce any death benefit based on return of Purchase Payment. Such reductions may be significant and may be more than the amount of the withdrawal and may even terminate the benefit.●The availability of Contract benefits may vary depending on the selling firm or state through which your Contract is sold.
Tax Implications [Text Block]	You should consult with a tax professional to determine the tax implications of an investment in and Purchase Payments received under the Contract. There is no additional tax benefit to you if the Contract is purchased through a tax-qualified plan or individual retirement account (IRA). Withdrawals will be subject to ordinary income tax and may be subject to tax penalties.
Investment Professional Compensation [Text Block]	Subject to our administrative procedures, you may authorize your financial advisor to take withdrawals on your behalf, which may be used to pay advisory fees. In addition, your financial advisor may receive compensation in the form of non-cash compensation. This conflict of interest may influence your financial advisor to recommend this Contract over another investment forwhich the financial advisor is not compensated or compensated less.
Exchanges [Text Block]	If you already own an insurance contract, some financial advisors may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is preferable for you to purchase the new contract rather than continue to own the existing Contract.
Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]	FEE TABLEThe following tables describe the fees expenses, and adjustments that you will pay when buying, owning, and Surrendering or making withdrawals from an Allocation Option or from the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year. These tables do not reflect any advisory fees that you may choose to have withdrawn from this Contract. If advisory fees were reflected, fees and expenses would be higher. The first table describes the fees, and expenses that you will pay at the time that you buy the Contract, Surrender or make withdrawals from an Allocation Option or from the Contract, or transfer Account Value between Allocation Options. State premium taxes may also be deducted. Transaction Expenses
Withdrawal Charge	None
The next table describes the adjustments, in addition to any transaction expenses, that apply if all or a portion of the Account Value is removed from an Allocation Option or from the Contract before the expiration of a specified period.
Adjustments
Interim Value Maximum Potential Loss(1) (as a percentage of the Investment Amount in the Shield Option)	100%(2)
(1)An Interim Value adjustment is not an explicit charge. It is an adjustment that we use between the Term Start Date and the Term End Date to calculate the amount that is available for (1) annuitization; (2) death benefits; (3) withdrawals (including RMDs, withdrawals to pay advisory fees, and payments under the GLWB rider); (4) Surrenders; or (5) if applicable, on a Contract Anniversary, to determine any automatic Step-Up of the GLWB Base and to deduct the Rider Charge.(2)In extreme circumstances, you could lose up to 100% of the value of your Shield Option if you make a withdrawal or Surrender the Contract during a Term. The maximum potential loss would only occur if the Index price has declined to zero and there is a full withdrawal of the Interim Value from the Shield Option before the Term End Date.The next table describes the fees and expenses that you will pay each year during the time that you own the Contract.
Annual Contract Expenses
Base Contract Expenses(1)
(as a percentage of the GLWB Base each Contract Anniversary)	2.00%
(1)Referred to elsewhere in this prospectus as the Rider Fee Rate. This is the maximum Rider Fee Rate for the GLWB rider. The supplement that must accompany this prospectus contains the current Rider Fee Rate and terms of the GLWB Rider applicable to your Contract. The GLWB rider may not be voluntarily cancelled by you, but there are circumstances in which it will terminate. For the Market Growth with Rollup version of the GLWB rider, the Rollup Rate is applied to the GLWB Base before the Rider Charge is deducted.In addition to the fees described above, we limit the amount you can earn on the Shield Options. This means your returns may be lower than the Index’s returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses.
Transaction Expenses [Table Text Block]	Transaction Expenses
Withdrawal Charge	None

Deferred Sales Load (of Purchase Payments), Current [Percent]	0.00%
Contract Adjustments, Fee Table [Table Text Block]	The next table describes the adjustments, in addition to any transaction expenses, that apply if all or a portion of the Account Value is removed from an Allocation Option or from the Contract before the expiration of a specified period.
Adjustments
Interim Value Maximum Potential Loss(1) (as a percentage of the Investment Amount in the Shield Option)	100%(2)
(1)An Interim Value adjustment is not an explicit charge. It is an adjustment that we use between the Term Start Date and the Term End Date to calculate the amount that is available for (1) annuitization; (2) death benefits; (3) withdrawals (including RMDs, withdrawals to pay advisory fees, and payments under the GLWB rider); (4) Surrenders; or (5) if applicable, on a Contract Anniversary, to determine any automatic Step-Up of the GLWB Base and to deduct the Rider Charge.(2)In extreme circumstances, you could lose up to 100% of the value of your Shield Option if you make a withdrawal or Surrender the Contract during a Term. The maximum potential loss would only occur if the Index price has declined to zero and there is a full withdrawal of the Interim Value from the Shield Option before the Term End Date.
Annual Contract Expenses [Table Text Block]	The next table describes the fees and expenses that you will pay each year during the time that you own the Contract.
Annual Contract Expenses
Base Contract Expenses(1)
(as a percentage of the GLWB Base each Contract Anniversary)	2.00%
(1)Referred to elsewhere in this prospectus as the Rider Fee Rate. This is the maximum Rider Fee Rate for the GLWB rider. The supplement that must accompany this prospectus contains the current Rider Fee Rate and terms of the GLWB Rider applicable to your Contract. The GLWB rider may not be voluntarily cancelled by you, but there are circumstances in which it will terminate. For the Market Growth with Rollup version of the GLWB rider, the Rollup Rate is applied to the GLWB Base before the Rider Charge is deducted.In addition to the fees described above, we limit the amount you can earn on the Shield Options. This means your returns may be lower than the Index’s returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses.
Base Contract Expense (of Average Account Value), Current [Percent]	2.00%
Base Contract Expense, Footnotes [Text Block]	Referred to elsewhere in this prospectus as the Rider Fee Rate. This is the maximum Rider Fee Rate for the GLWB rider. The supplement that must accompany this prospectus contains the current Rider Fee Rate and terms of the GLWB Rider applicable to your Contract. The GLWB rider may not be voluntarily cancelled by you, but there are circumstances in which it will terminate. For the Market Growth with Rollup version of the GLWB rider, the Rollup Rate is applied to the GLWB Base before the Rider Charge is deducted.
Index-Linked Option Fee Table, Limits Positive Returns Note [Text Block]	In addition to the fees described above, we limit the amount you can earn on the Shield Options. This means your returns may be lower than the Index’s returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses.
Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]	PRINCIPAL RISKS OF INVESTING IN THE CONTRACT The purchase of the Contract involves certain risks. You should carefully consider the following factors, in addition to the matters set forth elsewhere in the prospectus, prior to purchasing the Contract. Risk of Loss There is a risk of substantial loss of your principal (unless you allocated your entire Purchase Payment to the Fixed Account) because you agree to absorb all losses at the end of the Term that exceed the Shield Rate for the Shield Options you select under the Contract. This means that if a negative Index Performance for a Shield Option you select exceeds the corresponding Shield Rate at the Term End Date, you will bear the portion of the loss that exceeds the Shield Rate. Between the Term Start Date and the Term End Date, annuitization, death benefit payments, withdrawals (including RMDs, withdrawals to pay advisory fees, payments under the GLWB rider, and the Rider Charge), Surrenders, and any automatic Step-Up of the GLWB Base will be based on the Interim Values of the Shield Options. To determine the Interim Value, we apply a formula which does not reflect the actual performance of the applicable Index, but rather a determination of the value of hypothetical underlying investments at the time of the Interim Value calculation. The Interim Value calculated may be less than the Investment Amount at the time the Interim Value is calculated even if the current Index Value is higher than it was on the Term Start Date. Additionally, the Shield Rate and the Rate Crediting Type only apply to amounts held in the investment until the Term End Date. This means that the Interim Value does not receive the protection from loss provided by the Shield Rate, or the application of the Rate Crediting Type. The Interim Value could be more or less than the amount you would receive had you held the Shield Option until the Term End Date, after the Performance Rate Adjustment. There is a substantial risk of loss in connection with transactions from the Shield Options before the Term End Date, as discussed below under “Effect of Withdrawals, Surrender, Annuitization or Death.” A negative Interim Value could result in a loss beyond the protection of the Shield Rate. In extreme circumstances, you could lose up to 100% of the value of your Shield Option if you make a withdrawal, Surrender, or otherwise remove amounts from the Shield Options before the Term End Date. Withdrawals from the Shield Options before a Term End Date could have adverse impacts even if the Index Value has increased at the time of the calculation because the withdrawal will not allow you to participate in the Index Performance for the Term with your entire Investment Amount. Amounts withdrawn before the end of the Term will not be credited with positive interest, if any, at the end of the Term. If you withdraw Account Value allocated to a Shield Option during a Term, the withdrawal will reduce the Investment Amount for that Shield Option by the same percentage that the Interim Value of that Shield Option was reduced by the withdrawal. A proportional reduction may be larger than the dollar amount of your withdrawal even if the Index Value has increased. Reductions to the Investment Amount will have an adverse impact on the Interim Value for that Shield Option for the remainder of the Term and, as a result, the positive interest, if any, credited to the remaining Investment Amount on the Term End Date will be less than if you had not taken a withdrawal. Liquidity Risk The Contract is intended for retirement savings or other long-term investment purposes. The benefits of tax deferral and living benefit protection also mean the Contract is more beneficial to investors with a long-time horizon. The Contract is unsuitable as a short-term savings vehicle. Withdrawals (including RMDs, withdrawals to pay advisory fees, and withdrawals under the GLWB rider) and Surrenders may also be subject to income taxes and income tax penalties if taken before age 59½. Additionally, withdrawals (including RMDs, withdrawals to pay advisory fees, withdrawals under the GLWB rider, and Rider Charge deductions), Surrenders, death benefit payments, and annuitization from the Shield Options before the Term End Date will be based on the Interim Values of the Shield Options, which may result in loss. See “Risk of Loss” above. No Ownership of the Underlying Securities When you purchase the Contract and allocate your Purchase Payment to a Shield Option(s), you will not be investing in the Index or the securities tracked by the Index. Adjustments Upon Taking a Withdrawal You may withdraw some or all of your money at any time prior to the Annuity Date. For any withdrawal taken on a Term End Date, a Performance Rate Adjustment, as of the date of the withdrawal, will apply. For any withdrawal taken between the Term Start Date and the Term End Date, we use an Interim Value calculation, which will reduce the Investment Amount for that Shield Option by the percentage reduction in the Interim Value of that Shield Option. The Performance Rate Adjustment, if negative, and proportional reduction may be substantial. Since withdrawal amounts from a Shield Option will reduce the Investment Amount for that Shield Option by the percentage reduction in the Interim Value of that Shield Option, a withdrawal when Interim Value is less than the Investment Amount will cause a greater percentage reduction in the Investment Amount that remains in your Shield Option relative to the percentage reduction for the same withdrawal amount when Interim Value is greater than the Investment Amount. If you Surrender your Contract (because of an Early Withdrawal or an Excess Withdrawal), a pro rata portion of the Rider Charge will be assessed based on the full numbers of months from the last Contract Anniversary to the date of the withdrawal. Effect of Withdrawals, Surrender, Annuitization or Death •The calculation of your Interim Value may result in an amount that is less than the amount you would receive had you held the investment until the Term End Date. If you take a withdrawal when Index Performance is negative, your remaining Investment Amount may be significantly less than if you waited to take the withdrawal when Index Performance was positive. For more information on how we determine Interim Value and the potential adverse impacts of a withdrawal before the Term End Date, see “Risk of Loss” above. ○If you Surrender your Contract prior to the Term End Date, we will pay the Interim Value, which may be less than if you held the Contract until all of your Shield Options reached their Term End Dates. ○If you die (unless your Contract was issued with the Return of Premium death benefit), we will pay your beneficiary the Interim Value. We will not pay any death benefit to your Beneficiary if you are receiving monthly payments because your Account Value is reduced to zero. ○If your Contract is annuitized between the Term Start Date and Term End Date, we will use the Interim Value to calculate the Annuity Payments you will receive based on the applicable Annuity Option. In deciding on an Annuity Date, you should take into consideration the Term End Dates of your Shield Options relative to the Annuity Date you have chosen. Additionally, if you annuitize your Contract, the GLWB rider terminates. •If you take a withdrawal (including RMDs, withdrawals to pay advisory fees, payments under the GLWB rider, and the Rider Charge) your Account Value will be reduced by the amount withdrawn proportionally from your Shield Options, the Fixed Account, and the Holding Account unless you tell us from which specific Allocation Options, in which you currently have any Account Value, where the withdrawal should be taken. •All withdrawals will reduce the death benefit, perhaps significantly, and the reduction could be greater than the amount of the withdrawal. •If you Surrender your Contract, elect to receive Annuity Payments under your Contract, change the Owner or Joint Owner (or Annuitant, if the Owner is a non-natural person) or assign your Contract, a portion of the Rider Charge will be assessed based on the full number of months from the last Contract Anniversary to the date of the withdrawal, the beginning of Annuity Payments, the change of Owner/Annuitant, or the assignment. •If your Account Value falls below the Minimum Account Value as a result of a withdrawal, unless the withdrawal is for your Annual Benefit Payment or Remaining Annual Benefit Payment under the GLWB rider, we may terminate your Contract. (See “WITHDRAWAL PROVISIONS.”) For all other Contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals. •You are still eligible to receive lifetime payments under the GLWB rider as long as the Early Withdrawal or Excess Withdrawal did not cause your Account Value to decline to zero. An Early Withdrawal or an Excess Withdrawal that reduces the Account Value to zero will terminate the Contract and cause lifetime payments to not be available. You should note, however, that even if your Account Value is not reduced to zero, Early Withdrawals and Excess Withdrawals will reduce the GLWB Base and Net Purchase Payment Amount. Those reductions may be significant and could have the effect of, in turn, reducing or eliminating the guarantees of the GLWB rider.Limitations on Transfers You may make transfers between the Fixed Account and the Shield Option(s) and from the Holding Account to the Fixed Account and the Shield Options only during the Transfer Period. You cannot make transfers outside the Transfer Period and you cannot (i) transfer out of a current Shield Option to another Shield Option or the Fixed Account until the Term End Date of the current Shield Option, (ii) transfer out of the Fixed Account to a Shield Option until the Fixed Account Term End Date (which will not be less than one (1) year), or (iii) transfer from the Holding Account to a Shield Option or the Fixed Account until the next Contract Anniversary. In all cases, the amount transferred can only be transferred to new Shield Options or the Fixed Account. This may limit your ability to react to market conditions. In addition, you should understand that for renewals into the same Shield Option, a new Cap Rate, Step Rate, or Edge Rate as applicable, will be declared and will go into effect on the Contract Anniversary that coincides with the Term Start Date of the new Shield Option. Moreover, at the Term End Date, the Investment Amount allocated to the Shield Option that has reached its Term End Date will be automatically renewed into the same Shield Option, subject to the new Cap Rate, Step Rate, or Edge Rate, as applicable, declared for that Term, unless you instruct us to transfer such amount into a different Shield Option(s) or the Fixed Account. If the same Shield Option is no longer available for investment at the Term End Date, the Investment Amount will automatically be transferred to the Fixed Account (if available), or to the Holding Account. Additionally, any Fixed Account Value will remain in the Fixed Account for another Term, subject to the new interest rate declared for that Term, unless you instruct us to transfer such amount to a Shield Option(s). If the Fixed Account is no longer available at the Fixed Account Term End Date, the Fixed Account Value will automatically be transferred into the Holding Account. Account Value automatically renewed or transferred in the absence of transfer instructions from you may not be transferred again until the next Transfer Period coinciding with a Term End Date. You have the Transfer Period to notify us that you want to transfer some or all of your Investment Amount to a new Shield Option(s) or the Fixed Account. Thus, failure to provide such instructions during the Transfer Period will result in an automatic renewal for a period of at least one (1) year. Availability of Shield Options Your selling firm may choose not to recommend certain Shield Options described in this prospectus when your Contract is issued or at the Term End Date. See Appendix I – Financial Intermediary Variations. Additionally, we reserve the right to change the duration of any new Shield Options, stop offering any of the Shield Options or suspend offering any of the Shield Options. We may also add Shield Options in the future. We are not obligated to offer any one particular Shield Option, but after your Contract is issued, there will always be at least one Shield Option available at the Term End Date, with a minimum of 5% downside protection. Consequently, if we were to offer only one Shield Option, you would be limited to investing in that one Shield Option. If that Shield Option does not meet your investment objectives or financial goals, you could transfer to the Fixed Account (if available at that time and subject to applicable conditions described in the “TRANSFERS” section, including the requirement to remain invested in the Fixed Account until the Fixed Account Term End Date), Surrender your Contract and/or invest in another investment vehicle. If you Surrender your Contract, you might incur taxes, tax penalties, or an Interim Value calculation. If you invest in another investment vehicle, that investment may have different features, fees and risks than your Contract. Similarly, a particular Shield Option may not be available for you to transfer your Investment Amount or Fixed Account Value into after a Term End Date or the Fixed Account Term End Date. If the same Shield Option is no longer available at the Term End Date, the Investment Amount in the applicable Shield Option(s) will automatically transfer into the Fixed Account at the Term End Date, unless you instruct us otherwise during the Transfer Period. The amounts transferred to the Fixed Account must remain in the Fixed Account until the Fixed Account Term End Date (which, currently, will not be less than one (1) year). The Investment Amount held in the Fixed Account may earn a return that is less than the return you might have earned if those amounts were held in a Shield Option. If we exercise this right, your ability to increase your Account Value and, consequently, increase your death benefit will be limited. If the Fixed Account is not available, the Investment Amount will automatically transfer into the Holding Account unless you instruct us otherwise. The transfer procedures and requirements while the GLWB rider is in effect differ from the transfer procedures and requirements after the GLWB rider is terminated. For a detailed explanation of the transfer procedures and requirements, see the “TRANSFERS” section. Financial Advisor Initiated Withdrawals Subject to our administrative procedures, you may authorize your financial advisor to take withdrawals on your behalf, which may be used to pay fees and expenses associated with your fee-based program. A withdrawal made to pay such fees and expenses is subject to the same withdrawal provisions described in the “Withdrawal Provisions” section. These withdrawal amounts, like all withdrawals, will reduce the Investment Amount for each Shield Option, the Fixed Account and the Holding Account in the ratio that each Shield Option, the Fixed Account and the Holding Account bears to the total Account Value unless you instruct us otherwise. Accordingly, during a Term, when the Interim Value is less than the Investment Amount, the reduction to the Shield Option is on a more than dollar for dollar basis. On the other hand, when the Interim Value is greater than the Investment Amount, the reduction to the Shield Option is on a less than dollar for dollar basis. These fees and expenses are separate from and in addition to any fees and charges you may pay under the Contract, will reduce your Account Value and death benefit under the Contract (perhaps by more than the amount withdrawn), and may be subject to federal and state income taxes and income tax penalties. You should note that even relatively small withdrawals taken periodically can have a significant aggregate impact and could cause significant reductions to your Account Value, and the death benefit, as well as to any positive Performance Rate Adjustment on the Term End Date. Withdrawals that reduce the Contract Value or your Purchase Payment to zero will terminate the death benefit. You should consult with your financial advisor for more details about your particular fee-based program. See “FEE-BASED EXPENSES” and “FEDERAL TAX CONSIDERATIONS -- Fee-Based Programs.” Risks Associated with the Referenced Indices Each of the reference Indices is a “price return index,” not a “total return index,” and therefore does not reflect dividends declared by any of the component companies in the Index. This will reduce the Index Performance and will cause the Index to underperform a direct investment in the securities composing the Index. Because the S&P 500® Index, the Russell 2000® Index, the MSCI EAFE Index, and the Nasdaq-100 Index® are each comprised of a collection of equity securities, in each case the value of the component securities is subject to market risk, or the risk that market fluctuations may cause the value of the component securities to go up or down, sometimes rapidly and unpredictably. In addition, the value of equity securities may increase or decline for reasons directly related to the issuers of the securities. (See “INDICES” and “SHIELD RATES.”) In addition, each Index has its own unique risks, as follows: •S&P 500® Index. This Index is composed of equity securities issued by large-capitalization (“large cap”) U.S. companies. In general, it is more difficult for large-cap companies to pivot their strategies quickly in response to changes in their industry. In addition, because they typically are more well-established, it is rare to see large-cap companies have the high growth rates that can be seen with successful small-capitalization (“small cap”) companies.•Russell 2000® Index. This Index is composed of equity securities of small-cap U.S. companies. Generally, the securities of small-cap companies are more volatile and riskier than the securities of larger companies. Small-cap companies are more likely to fail than larger companies.•MSCI EAFE Index. The MSCI EAFE Index is comprised of equity securities of large- and mid-capitalization (“mid-cap”) companies and it is designed to measure the equity market performance of developed markets, including countries in Europe, Australia, and the Far East. In general, large-cap companies may be unable to respond quickly in response to changes in their industry and new competitive challenges and may not be able to attain the high growth rates of successful smaller companies. The securities of mid-cap companies may be more volatile and may involve more risk than the securities of larger companies. Securities issued by non-U.S. companies (including related depositary receipts) are subject to the risks related to investments in foreign markets (e.g., increased price volatility; changing currency exchange rates; and greater political, regulatory, and economic uncertainty).•Nasdaq-100 Index®. The Nasdaq-100® Index is comprised of equity securities of the largest U.S. and non-U.S. companies listed on The Nasdaq Stock Market across all major industry groups except the financial industry. To the extent that the Nasdaq-100® Index is comprised of securities issued by companies in a particular sector, that company’s securities may not perform as well as companies in other sectors or the market as a whole. Any component securities issued by non-U.S. companies (including related depositary receipts) are subject to the risks related to investments in foreign markets (e.g., increased price volatility; changing currency exchange rates; and greater political, regulatory, and economic uncertainty).An Index May be Substituted We have the right to substitute a comparable index prior to the Term End Date if any Index is discontinued or we determine that our use of such Index should be discontinued because we are no longer licensed to use the Index, the method of calculation of the Index Value is substantially changed, or if Index Values become unavailable for any reason. We would attempt to choose a substitute index that has a similar investment objective and risk profile to the replaced index. In the event that a similar index is not found, we will substitute the original Index with a domestic or international broad-based securities market index. A Shield Option will not end prior to the Term End Date due to our inability to find a similar index. The substituted Index may not be acceptable to you, and you will be unable to transfer your Investment Amount in the associated Shield Option to another Shield Option(s) or the Fixed Account (if available) until the Transfer Period coinciding with the Term End Date. If you no longer want to remain invested in that Shield Option for the remainder of the Term, your only option will be to withdraw the related Investment Amount. If you withdraw the Investment Amount, the amount withdrawn will be the Interim Value. See “Risk of Loss” above for more information about the risks of withdrawals based on Interim Value. Additionally, you might incur taxes and tax penalties. Upon substitution of an Index, we will calculate your Index Performance on the replaced Index up until the date of substitution and the substitute Index from the date of substitution to the Term End Date. An Index substitution will not change the Shield Rate, Cap Rate, Step Rate, or Edge Rate for an existing Shield Option. The performance of the new Index may not be as good as the one that it substituted and as a result your Index Performance may have been better if there had been no substitution. Shield Rate Risks For all Shield Options, if negative Index Performance exceeds the corresponding Shield Rate at the Term End Date, you will bear the portion of the loss that exceeds the Shield Rate. Under the currently offered Shield Rates, the maximum amount of loss you could experience due to negative index performance at the end of a Term, after taking into account these levels of protection, would be: 90% for 10% downside protection; 85% for 15% downside protection; and 75% for 25% downside protection. We do not guarantee that there will always be a Shield Option under the Contract that provides this minimum amount of downside protection; however, there will always be at least one Shield Option available with a minimum of 5% downside protection. Shield Options with Higher Shield Rates In deciding whether to choose a Shield Option with a higher Shield Rate, you should consider that Shield Options with higher Shield Rates tend to have lower Cap Rates, Step Rates, and Edge Rates, as applicable, than Shield Options with lower Shield Rates that have the same index and term. This is because of the additional protection provided by the higher Shield Rates. Rate Crediting Type Risks The Cap Rate, Step Rate, or Edge Rate may limit any positive Index Performance used in calculating the Performance Rate credited on the Term End Date. This means that the Performance Rate may be lower than the Index Performance because any positive return of the respective Index is subject to a maximum in the form of the Cap Rate, Step Rate, or Edge Rate. We set Cap Rates, Step Rates, and Edge Rates at our discretion, subject to the minimum guaranteed rates shown in the applicable Shield Option Riders attached to your Contract. You bear the risk that we will not set these higher than the minimum guaranteed rates. For Shield Options with Step Rate Edge, there could be situations when a small difference in the Index Performance results in significantly different Performance Rates. For example, if Index Performance is -9.5%, the Shield Rate is 10% and the Edge Rate is 7%, the Performance Rate will equal the Edge Rate, or 7%. On the other hand, if Index Performance is -10.5% and the Shield Rate is 10%, the Performance Rate will equal -0.5%. Issuing Company No company other than BLIC has any legal responsibility to pay amounts that BLIC owes under the Contract. An Owner should look to the financial strength of BLIC for its claims-paying ability. Systematic Withdrawal Program If you choose to receive Annual Benefit Payments under the GLWB rider, you may elect the Systematic Withdrawal Program to provide automated processing of amounts withdrawn from your Contract, subject to program terms. While the Systematic Withdrawal Program is in effect, you can make additional withdrawals outside of the program. However, such withdrawals that exceed the Annual Benefit Payment will be considered Excess Withdrawals and will reduce the GLWB Base and Net Purchase Payment Amount. See “WITHDRAWAL PROVISIONS – Systematic Withdrawal Program” for availability and other restrictions. GLWB Risks The GLWB rider is automatically included with your Contract and cannot be cancelled. There are circumstances in which we will terminate the GLWB rider. If the GLWB rider is terminated before your Annual Benefit Commencement Date, you will have paid for the GLWB rider without receiving any lifetime income payments. In such circumstances, the Rider Charge for the GLWB rider will not be refunded. If the GLWB rider is terminated, it cannot be reinstated. If you take an Early Withdrawal or Excess Withdrawal, we will reduce the payments under the guarantee or, if such withdrawals reduce the Account Value to zero, eliminate the guarantee. Investment restrictions may apply after the Annual Benefit Commencement Date, as specified in the GLWB Supplement applicable to your Contract. We determine your Annual Benefit Payment under the GLWB rider using your GLWB Base and, depending on your Account Value, either the Withdrawal Rate or the Lifetime Guarantee Rate, each such rate specified in the GLWB Supplement. Early Withdrawals and Excess Withdrawals will result in a reduction of your GLWB Base and Net Purchase Payment Amount and such reductions may be significant. Excess Withdrawals taken after the Annual Benefit Commencement Date will reduce the Annual Benefit Payment to the new GLWB Base multiplied by the applicable Withdrawal Rate. Payments under the GLWB rider that are taken from the Shield Options during a Term will be based on Interim Values and may reduce your Account Value and death benefit by a value greater than the amount withdrawn. If you change Owners or assign all or a portion of the Contract, the GLWB rider may terminate. A Beneficiary who is not a spouse may continue the Contract; however, the GLWB rider will terminate. We offer two variations of the GLWB rider: Market Growth and Market Growth with Rollup. With Market Growth, you are eligible for an Automatic Step-Up increase of the GLWB Base on each Contract Anniversary prior to the Contract Owner’s 91st birthday if the Account Value exceeds the GLWB Base. For the Market Growth with Rollup, you are eligible for a Rollup Rate increase during the first 10 Contract Years (only if no withdrawals occurred in the previous Contract Year) and, if applicable, an Automatic Step-Up if the Account Value exceeds the GLWB Base after we apply the Rollup Rate . The Rider Charge is deducted from your Account Value for the prior Contract Year on the Contract Anniversary prior to taking into account any Automatic Step-Up. For Market Growth with Rollup, the Rollup Rate, if applicable to the previous Contract Year, is applied before deducting any Rider Charge and before taking into account any Automatic Step-Up occurring on such Contract Anniversary. This will result in a higher Rider Charge amount than the Market Growth version of the GLWB rider. Cybersecurity and Certain Business Continuity Risks Our business is largely conducted through complex information technology and communications systems operated by us and our service providers and business partners (e.g., the firms involved in the distribution and sale of our products). Our operations rely on the secure processing, storage and transmission of data and confidential and other information in our systems and the systems of third-party service providers. We have established administrative and technical controls and business continuity and resilience plans to protect our operations against attempts by unauthorized third parties to improperly access, modify, disrupt the operation of, or prevent access to critical networks or systems or data within them (a “cyber-attack”). Despite these protocols, the techniques used to attack systems and networks change frequently, are becoming more sophisticated, and can originate from a wide variety of sources including internal actors (through malicious or accidental acts), terrorists, nation states, financially or politically motivated actors, or other third parties, such as external service providers. Furthermore, the rapid evolution and increased adoption of artificial intelligence technologies may intensify our cybersecurity risks, including the deployment of artificial intelligence technologies (“AI”) by malicious third parties and threat actors that may increase in sophistication and effectiveness in the future. There may be an increased risk of cyber-attacks that may adversely disrupt or degrade our operations and compromise our data during periods of geo-political or military conflict. There is also a chance that certain risks have not been identified or prepared for, or that an attack may not be detected which limits our ability, as well as that of our service providers and business partners, to plan for or respond to, an attack. A failure of our computer systems could cause significant interruptions in our operations, compromise the security, confidentiality or privacy of sensitive data, and otherwise adversely affect our business and ability to administer the Contracts. Unanticipated problems with, or failures, of, our disaster recovery systems and business continuity plans could also have a material, negative impact on our ability to conduct business and on our financial condition and operations, as well on individual Owners and their Contracts. Our operations also could be negatively impacted by a cyber-attack or system failure affecting a third party, such as a service provider, business partner, another participant in the financial markets or a governmental or regulatory authority. Disruptions or failures to our operations, systems and networks can originate from a wide variety of sources including, but not limited to, a disaster such as a natural catastrophe, epidemic or pandemic crisis, military or terrorist actions, cyber-attack, and unanticipated problems with our or our service providers’ disaster recovery systems (and the disaster recovery systems of such vendors’ suppliers, vendors, or subcontractors). Such disasters and events may adversely affect our ability to conduct business or administer the contract. Cyber-attacks and disruptions or failures to our systems and business operations could result in regulatory fines or sanctions, litigation, penalties or financial losses, reputational harm, loss of customers, and/or otherwise adversely affect our business. Such events could also interfere with our processing of Contract transactions, including the processing of transfer orders from our website; impact our ability to calculate Contract values; cause the release and/or possible loss, misappropriation or corruption of data or confidential Owner or business information; or impede order processing or cause other operational issues. We cannot control the cybersecurity plans and systems implemented by third parties, including service providers. Although we continually make efforts to identify and reduce our exposure to cybersecurity risks and operations failures, there can be no assurance that we or our third party service providers will be able to detect, manage, prevent, or avoid cyber-attacks, disruptions, or failures affecting your Contract in the future.
Index-Linked Option Details [Line Items]
Index-Linked Option Details, Description [Text Block]	SHIELD OPTIONS The Brighthouse Shield Level Pay Plus® II Advisory Annuity is not a variable annuity where your account value varies based on the investment performance of the underlying portfolios you choose, rather the Shield Options offer potential interest based upon index performance. This potential interest—the Performance Rate Adjustment—may be a positive or negative percentage or zero. You may allocate your Purchase Payment to one or more of the available Shield Options and the Fixed Account. When you allocate your Purchase Payment to a Shield Option(s), you will not be investing in the Index or the securities tracked by the Index for the Shield Options you select, or in a mutual fund or exchange traded fund that also tracks the Index. Based upon the Index Performance of the Index associated with the Shield Option, a Performance Rate Adjustment will be applied to the Investment Amount in that Shield Option on the Term End Date. Given that Index Performance may be positive, zero or negative, your Performance Rate Adjustment may be positive, zero or negative. The Rider Charge is deducted from your Account Value for the prior Contract Year on the Contract Anniversary prior to taking into account any Automatic Step-Up. We calculate the Interim Value of each Shield Option on any Business Day other than the Term Start Date and Term End Date. If applicable, the Interim Value is the amount that is available for annuitization, death benefits, withdrawals, Surrenders, and, if applicable, the Interim Value is also used on a Contract Anniversary to determine any automatic Step-Up of the GLWB Base and to deduct the Rider Charge. You could lose a significant amount of money if the Index Value declines. It is possible for you to lose a portion of the Purchase Payment and any earnings invested in the Contract. The Performance Rate Adjustment is based on a certain amount of protection against decreases in an Index Value and a limitation on potential positive interest based on an Index Value. The extent of the downside protection varies by the Shield Rate you select. If you access amounts in the Shield Options before the Term End Date (through a withdrawal, Surrender, death benefit payment, or annuitization), we will instead calculate the Interim Value of your investment in the Shield Amount. The Interim Value is calculated on each Business Day between the Term Start Date and the Term End Date. You could lose a significant amount of money due to an Interim Value calculation (and any associated proportional reduction to the Investment Amount associated with the Shield Option) if amounts are removed from a Shield Option. (See “Interim Value Calculation” under “CHARGES. FEES. AND ADJUSTMENTS.”) You have the opportunity to allocate your Investment Amount to any of the Shield Options described below, subject to the requirements, limitations and procedures disclosed in the prospectus. We are not obligated to offer any one particular Shield Option and your selling firm may limit the Shield Options available through that firm when your Contract is issued. See Appendix I – Financial Intermediary Variations. After the Contract is issued, there will always be at least one Shield Option available with a minimum of 5% downside protection. If we were to offer only one Shield Option, you would be limited to investing in that one Shield Option. If that Shield Option does not meet your investment objectives or financial goals, you could transfer to the Fixed Account, Surrender your Contract and/or invest in another investment vehicle. If you Surrender your Contract, you might incur taxes, tax penalties, or an Interim Value calculation. If you invest in another investment vehicle, that investment may have different features, fees, and risks than your Contract. Each Shield Option has an associated (i) Term, (ii) Index, (iii) Shield Rate and (iv) Rate Crediting Type you select.Information regarding the features of each currently offered Shield Option, including (i) its name, (ii) its type (e.g., market Index, exchange-traded fund, etc.), or a brief statement describing the assets that the Index seeks to track (e.g., U.S. large-cap equities), (iii) its Term, (iv) its Rate Crediting Type, (v) its Shield Rate, and (vi) its Minimum Guaranteed Cap Rate, Step Rate, or Edge Rate, is available in an appendix to this prospectus. See “Appendix A – Investment Options Available Under the Contract.” If you elect to receive Annual Benefit Payments under the GLWB rider, you should be aware that the Shield Options available after the Annual Benefit Commencement Date may vary from the Shield Options available before the Annual Benefit Commencement Date. After the Annual Benefit Commencement Date you may only allocate to one or more of the allocation options specified in the GLWB Supplement in effect on your Issue Date, subject to the Transfer requirements. See “TRANSFERS”. The Indices are described in more detail below, under the heading “Indices.” For each new Shield Option we declare a new Cap Rate, Step Rate, or Edge Rate, as applicable, for each Term, subject to the Minimum Guaranteed Cap Rate, Step Rate, or Edge Rate, shown in the applicable Shield Option Riders attached to your Contract. The initial Cap Rate, Step Rate, or Edge Rate, as applicable, for each Shield Option is declared on the Issue Date. Thereafter the Cap Rate, Step Rate, or Edge Rate,, as applicable, for each subsequent Shield Option is declared for each subsequent Term, subject to the minimum guaranteed rates. See “Cap Rate”, “Step Rate”, and “Step Rate Edge”. Please note, Shield Options with higher Shield Rates tend to have lower Cap Rates, Step Rates, and Edge Rates, as applicable, than other Shield Options that use the same Index and Term but provide lower Shield Rates. For example, a Shield Option with the S&P 500® Index with a 3-Year Term and a Shield 15 will tend to have a Cap Rate that is lower than a Shield Option with the S&P 500® Index with a 3-Year Term and a Shield 10. A Shield Option will always be available; however, we reserve the right to change the duration of any new Shield Options, stop offering any of the Shield Options or suspend offering any of the Shield Options. We may also add Shield Options in the future. INDICES The Performance Rate of a Shield Option is based on the performance of the associated Index. We currently offer Shield Options with indices based on the performance of securities. In the future we may offer Shield Options based on other types of indices. We may also add or remove indices for new Contracts at our discretion. Each Index is a “price return index,” not a “total return index,” and therefore does not reflect dividends declared by any of the companies in this Index. This will reduce the Index Performance and will cause the Index to underperform a direct investment in the securities composing the Index. The following Indices are currently available: S&P 500® Index (Price Return Index). The S&P 500® Index includes 500 large cap stocks from leading companies in leading industries of the U.S. economy, capturing approximately 80% coverage of U.S. equities by market capitalization. Russell 2000® Index (Price Return Index). The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership. MSCI EAFE Index (Price Return Index). The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. As of the date of this prospectus the MSCI EAFE Index consists of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Index Value and Index Performance will be calculated without any exchange rate adjustment. Nasdaq-100 Index® (Price Return Index). The Nasdaq-100 Index® includes 100 of the largest domestic and international non-financial securities listed on the Nasdaq Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. It does not contain securities of financial companies including investment companies. See Appendix B for important information regarding the publishers of the Indices. Discontinuation or Substantial Change to an Index. If any Index is discontinued or we determine that our use of such Index should be discontinued because we are no longer licensed to use the Index, the method of calculation is substantially changed, or if Index Values become unavailable for any reason, we may substitute a comparable index with a similar investment objective and risk profile. We will send you written notification thirty (30) days in advance of such substitution or as soon as reasonably possible. In the event that a similar index is not found, we will substitute the original Index with a domestic or international broad-based securities market index. A Shield Option will not end prior to the Term End Date due to our inability to find a similar index. The substituted Index may not be acceptable to you, and you will be unable to transfer your Investment Amount in the associated Shield Option to another Shield Option(s) or the Fixed Account (if available) until the Transfer Period coinciding with the Term End Date. If you no longer want to remain invested in that Shield Option for the remainder of the Term, your only option will be to withdraw the related Investment Amount. If you withdraw the Investment Amount, the amount withdrawn will be the Interim Value of the Shield Option. Upon substitution of an Index, we will calculate your Index Performance on the existing Index up until the date of substitution and the substitute Index from the date of substitution to the Term End Date. The Index Performance as of the Term End Date will be equal to the return from having invested in the initial Index up to the substitution date and then investing in the substitute Index from the date of substitution to the Term End Date assuming no withdrawals or transfers based on the following formula: (initial Index at Index substitution date ÷ initial Index at Term Start Date) x (substituted Index at Term End Date ÷ substituted Index at substitution date) – 1. An Index substitution will not change the Term, Shield Rate, Cap Rate, Step Rate, or Edge Rate for an existing Shield Option. The performance of the new Index may not be as good as the one that it substituted and as a result your Index Performance may have been better if there had been no substitution. See Appendix C for an Index substitution Investment Amount example. Index Value The Index Value of an Index, on a Business Day, is the published closing value of the Index on that Business Day. The Index Value on any day that is not a Business Day is the value as of the prior Business Day. If an Index Value is not published on a Business Day, the closing Index Value on the next Business Day on which the Index Value is published will be used. We will use consistent sources to obtain Index Values. If these sources are no longer available for specific indices, we will select an alternative published source(s) for these Index Values. Index Performance Index Performance is the percentage change in an Index Value measured from the Term Start Date to any day, including the Term End Date, within the Term. The Index Performance can be positive, zero or negative. The Performance Rate of a Shield Option is based on the performance of an Index. We calculate the Performance Rate only on the Term End Date. Any increase or reduction in the Investment Amount in a particular Shield Option is determined by multiplying the Performance Rate by the Investment Amount of the Shield Option on the last day of the Term. Index Examples The bar charts shown below provide each Index’s annual returns for the last 10 calendar years (or for the life of the Index if less than 10 years), as well as the Index returns after applying a hypothetical 5% cap and a hypothetical 10% buffer (Shield Rate). The chart illustrates the variability of the returns from year to year and shows how hypothetical limits on Index gains and losses may affect these returns. Past performance is not necessarily an indication of future performance. The performance below is NOT the performance of any Shield Option. Your performance under the Contract will differ, perhaps significantly. The performance below may reflect a different return calculation, time period, and limit on Index gains and losses than the Shield Options, and does not reflect Contract fees and charges, including the Interim Value calculation, which reduces performance. S&P 500® Index* * The Index is a “price return index,” not a “total return index,” and therefore does not reflect dividends declared by any of the companies in the Index. This will reduce the Index Performance and will cause the Index to underperform a direct investment in the securities composing the Index. Russell 2000® Index* * The Index is a “price return index,” not a “total return index,” and therefore does not reflect dividends declared by any of the companies in the Index. This will reduce the Index Performance and will cause the Index to underperform a direct investment in the securities composing the Index. MSCI EAFE Index* * The Index is a “price return index,” not a “total return index,” and therefore does not reflect dividends declared by any of the companies in the Index. This will reduce the Index Performance and will cause the Index to underperform a direct investment in the securities composing the Index. Nasdaq-100 Index® * * The Index is a “price return index,” not a “total return index,” and therefore does not reflect dividends declared by any of the companies in the Index. This will reduce the Index Performance and will cause the Index to underperform a direct investment in the securities composing the Index.RATE CREDITING TYPES The Cap Rate, Step Rate, and Step Rate Edge (each, a “Rate Crediting Type”) are the three ways we offer that you can potentially receive positive interest based on the performance of an Index. We will limit the positive Index Performance used in calculating the Performance Rate applied to the Investment Amount on the Term End Date through the applicable Rate Crediting Type for each Shield Option. A new Cap Rate, Step Rate, or Edge Rate, will be declared for each subsequent Term. There are two ways you may find out what the renewal rates will be for a subsequent Term. Thirty (30) days before the current Term expires, we will send you notification, written or electronic depending on your selected preferences, indicating your maturing Shield Options and how you can obtain the different Shield Options available at the Term End Date, including the new Cap Rates, Step Rates, and Edge Rates, and the interest rate for the Fixed Account. You may also access our website at https://www.brighthousefinancial.com/products/rates/ where at least two months of renewal rates for the Rate Crediting Types and the interest rate for the Fixed Account are posted – i.e., for the current month and the following month. The current rates for the Rate Crediting Types posted on that website are incorporated by reference into this prospectus. We set the rates for the Rate Crediting Types at our discretion. We consider various factors in determining the rates for the Rate Crediting Types, including, but not limited to, market conditions, administrative expenses, regulatory requirements, general economic trends, and competitive factors. At the Term End Date, the Investment Amount will automatically be renewed into the same Shield Option, with the new Cap Rate, Step Rate, or Edge Rate, unless you elect to transfer such amount into a different Shield Option(s) or the Fixed Account. See “TRANSFERS.” Cap Rate The Cap Rate is the maximum rate that may be credited at the Term End Date based on Index Performance. For example, a 15% Index Performance with a 10% Cap Rate will result in a 10% Performance Rate (the Index Performance up to the Cap Rate), meaning that we will increase the Investment Amount associated with the Shield Option by 10%; or, a 5% Index Performance with a 10% Cap Rate will result in a 5% Performance Rate. The Cap Rate may vary between Shield Options and, unless you have a Shield Option with a 1-year Term, is not an annual rate. The Cap Rate only applies to amounts held in the Shield Option until the Term End Date. For renewals into the same Shield Option a new Cap Rate is declared for each subsequent Term, and such rate will not be less than the Minimum Guaranteed Cap Rate amount shown in the Cap Rate Shield Option Rider attached to your Contract, but will not be less than 2%. In some cases we may declare a Cap Rate for a Shield Option as “uncapped” in which case the Performance Rate that can be received is equal to the Index Performance, subject to the Shield Rate. There are two ways you may find out what the renewal Cap Rates will be for a subsequent Term. Thirty (30) days before the current Term expires, we will send you notification, written or electronic depending on your selected preferences, indicating your maturing Shield Options and how you can obtain the new Cap Rates. You may also access our website at https://www.brighthousefinancial.com/products/rates/ where at least two months of renewal rates for the Rate Crediting Types and the interest rate for the Fixed Account are posted – i.e., for the current month and the following month. At the Term End Date, the Investment Amount will automatically be renewed into the same Shield Option, with the new Cap Rate, unless you elect to transfer such amount into a different Shield Option(s) or the Fixed Account. See “TRANSFERS.” Step Rate The Step Rate is the rate credited at the Term End Date if the Index Performance is equal to or greater than zero. For example, a 15% Index Performance with an 8% Step Rate will result in an 8% Performance Rate (the Step Rate); or, a 5% Index Performance with an 8% Step Rate will result in an 8% Performance Rate (the Step Rate), meaning that we will increase the Investment Amount by 8%. The Step Rate only applies to amounts held in the Shield Option until the Term End Date. The Step Rate may vary between Shield Options and, unless you have a Shield Option with a 1-year Term, is not an annual rate. For renewals into the same Shield Option a new Step Rate is declared for each subsequent Term, and such rate will not be less than the Minimum Guaranteed Step Rate shown in the Step Rate Shield Option Rider attached to your Contract, but will not be less than 2%. There are two ways you may find out what the renewal Step Rates will be for a subsequent Term. Thirty (30) days before the current Term expires, we will send you a notification, written or electronic depending on your selected preferences, indicating your maturing Shield Options and how you can obtain the new Step Rates. You may also access our website at https://www.brighthousefinancial.com/products/rates/ where at least two months of renewal rates for the Rate Crediting Types and the interest rate for the Fixed Account are posted – i.e., for the current month and the following month. At the Term End Date, the Investment Amount will automatically be renewed into the same Shield Option, with the new Step Rate, unless you elect to transfer such amount into a different Shield Option(s) or the Fixed Account. See “TRANSFERS.” Step Rate Edge For Shield Options with Step Rate Edge, the Edge Rate is the rate credited at the Term End Date if the Index Performance is equal to or greater than the Shield Rate. Step Rate Edge therefore, provides the opportunity to receive the Edge Rate even when Index Performance is negative, so long as Index Performance is equal to or greater than the Shield Rate. For example, a 3% Index Performance with a 7% Edge Rate and a 10% Shield Rate will result in a 7% Performance Rate, or, a -10% Index Performance with a 7% Edge Rate and a 10% Shield Rate (Index Performance greater than the Shield Rate) will result in a 7% Performance Rate, meaning that we will increase the Investment Amount associated with the Shield Option by 7%. The Edge Rate only applies to amounts held in the Shield Option until the Term End Date. The Edge Rate may vary between Shield Options and, unless you have a Shield Option with a 1-year Term, is not an annual rate. For renewals into the same Shield Option a new Edge Rate is declared for each subsequent Term, and such rate will not be less than the Minimum Guaranteed Edge Rate shown in the Step Rate Edge Shield Option Rider attached to your Contract, but will not be less than 2%. There are two ways you may find out what the renewal Edge Rates will be for a subsequent Term. Thirty (30) days before the current Term expires, we will send you a notification, written or electronic depending on your selected preferences, indicating your maturing Shield Options and how you can obtain the new Edge Rates. You may also access our website at https://www.brighthousefinancial.com/products/rates/ where at least two months of renewal rates for the Rate Crediting Types and the interest rate for the Fixed Account are posted – i.e., for the current month and the following month. At the Term End Date, the Investment Amount will automatically be renewed into the same Shield Option, with the new Edge Rate, unless you elect to transfer such amount into a different Shield Option(s) or the Fixed Account. See “TRANSFERS.”
Index-Linked Option Details, Options Currently Offered [Line Items]
Index-Linked Option Details, Credits are Based in Part on Index Performance [Text Block]	The Brighthouse Shield Level Pay Plus® II Advisory Annuity is not a variable annuity where your account value varies based on the investment performance of the underlying portfolios you choose, rather the Shield Options offer potential interest based upon index performance. This potential interest—the Performance Rate Adjustment—may be a positive or negative percentage or zero.
Index-Linked Option Details, Investor Not Invested in Index or Securities [Text Block]	When you allocate your Purchase Payment to a Shield Option(s), you will not be investing in the Index or the securities tracked by the Index for the Shield Options you select, or in a mutual fund or exchange traded fund that also tracks the Index.
Index-Linked Option Details, Investor Could Lose Money if Index Declines [Text Block]	You could lose a significant amount of money if the Index Value declines. It is possible for you to lose a portion of the Purchase Payment and any earnings invested in the Contract.
Index-Linked Option Details, Features [Text Block]	Rate Crediting Type Considerations In deciding whether to purchase a Shield Option with a Cap Rate versus a Step Rate or Step Rate Edge, you should consider the following: Step Rates and Edge Rates are generally lower than Cap Rates. For example, if Index Performance is equal to or greater than zero but less than the Step Rate, and you chose a Cap Rate for your Shield Option, your Performance Rate Adjustment will be lower than it otherwise would be had you chosen a Step Rate. Similarly, if Index Performance is equal to or greater than the Shield Rate but less than the Edge Rate, and you chose a Cap Rate for your Shield Option, your Performance Rate Adjustment will be lower than it otherwise would be had you chosen an Edge Rate. Alternatively, if Index Performance is positive and exceeds the Step Rate, and you chose a Step Rate for your Shield Option, your Performance Rate Adjustment will be lower than it otherwise would be had you chosen a Cap Rate. For example, if you chose a Shield Option with a 10% Cap Rate and there is a 15% Index Performance, your Performance Rate is 10%; however, if instead you were to choose a Shield Option with an 8% Step Rate, your Performance Rate would instead be 8%. Similarly, if the Index Performance is equal to or greater than the Shield Rate and exceeds the Edge Rate, and you chose an Edge Rate for your Shield Option, your Performance Rate Adjustment will be lower than it otherwise would be had you chosen a Cap Rate. For example, if you chose a Shield Option with a 10% Cap Rate and there is a 15% Index Performance, your Performance Rate is 10%; however, if instead you were to choose a Shield Option with an 7% Edge Rate, your Performance Rate would instead be 7%. In deciding whether to purchase a Shield Option with a Step Rate versus Step Rate Edge, you should consider that Edge Rates are generally lower than Step Rates. However, Edge Rates may credit a positive Performance Rate even when Index Performance is negative up to the Shield Rate, whereas Step Rates are applicable only when Index Performance is zero or positive. For example, if you chose an Edge Rate of 7% and Index Performance is equal to or greater than the Shield Rate but less than zero, your Performance Rate would be 7%. On the other hand, if you chose a Step Rate of 8% and Index Performance is equal to or greater than the Shield Rate but less than zero, your Performance Rate would be 0% even though the Step Rate is higher than the Edge Rate. Conversely, if you chose an Edge Rate of 7% and Index Performance is equal to or greater than zero, your Performance Rate would be 7% whereas if you had chosen a Step Rate of 8%, your Performance Rate would be 8% rather than 7%. You should keep in mind that unlike Shield Options with a Cap Rate or Step Rate , with a Shield Option with Step Rate Edge you will receive a positive Performance Rate equal to the Edge Rate even if Index Performance is negative, so long as such negative Index Performance does not exceed the Shield Rate.
Index-Linked Option Details, Limits on Index Losses [Line Items]
Index-Linked Option Details, Limits the Negative Return [Text Block]
Shield Rate	Downside Protection
Shield 10	up to 10%
Shield 15	up to 15%
Shield 25	up to 25%

Index-Linked Option Details, Crediting Period [Line Items]
Index-Linked Option Details, Crediting Periods [Text Block]	TERM The Term is the number of years that a Shield Option is in effect. For specific Shield Options we currently offer Terms of 1 year, 2 years, 3 years, or 6 years. An initial Term(s) begins on the Issue Date. A Term ends and a subsequent Term begins on the Contract Anniversary coinciding with the duration of the then current Term for the Shield Option you have selected. In deciding whether to purchase a Shield Option with a longer or shorter Term, consider that investing in Shield Options with shorter Terms will provide more opportunities for receiving Performance Rate Adjustments, and reallocating Account Value in response to changing market conditions. Additionally, there will be more opportunities to access your Account Value without resulting in an Interim Value calculation (and any associated proportional reduction to your Investment Amount). However, Shield Options with shorter Terms may have less potential for Index gains because Index Performance is measured over a shorter period of time. Conversely, investing in Shield Options with longer Terms will provide fewer opportunities for Performance Rate Adjustments and reduce the frequency at which you can reallocate Account Value, in addition to limiting your ability to access your Account Value without an Interim Value calculation. However, Shield Options with longer Terms may provide more potential for Index gains. Term Start Date Each Shield Option will have a Term Start Date, which is the Contract Anniversary on which a Shield Option is established. The initial Term Start Date(s) begins on the Issue Date, and thereafter, will be the Contract Anniversary coinciding with the duration of the Term for the Shield Option completed. Term End Date Each Shield Option will have a Term End Date, which is the Contract Anniversary on which a Shield Option ends. Thirty (30) days in advance of the Term End Date, we will send you written notification stating that your current Shield Option is maturing and that, at the Term End Date, the Investment Amount allocated to that Shield Option will automatically be renewed into the same Shield Option unless you instruct us to transfer such amount into a different Shield Option(s) or the Fixed Account, if available. The notification will inform you of what your maturing Shield Options are and explain how you can obtain the different Shield Options available at the Term End Date, including the renewal Cap Rates, Step Rates, and Edge Rates, and the interest rate for the Fixed Account. You may also access information on our website at https://www.brighthousefinancial.com/products/rates/ where at least two months of available Shield Options and renewal rates are posted. If the same Shield Option is no longer available at the Term End Date, the Investment Amount will automatically transfer into the Fixed Account at the Term End Date, unless you instruct us otherwise. The amounts transferred to the Fixed Account must remain in the Fixed Account until the Fixed Account Term End Date (which, currently, will not be less than one (1) year). If the Fixed Account is not available, the Investment Amount will automatically transfer into the Holding Account, unless you instruct us otherwise. You have the Transfer Period to notify us that you want to transfer some or all of your Investment Amount to a new Shield Option(s) or the Fixed Account. For renewals into the same Shield Option, a new Cap Rate, Step Rate, or Edge Rate, as applicable, will be declared and will go into effect on the Contract Anniversary that coincides with the beginning of the new Term in the Shield Option that just ended. The amount transferred to the new Shield Option is the Investment Amount as of the Contract Anniversary. Amounts must remain in a Shield Option until the Term End Date to be credited with all or partial interest, as applicable, and to avoid a reduction in Interim Value and any proportional reduction to the Investment Amount associated with the Shield Option, in addition to potential tax consequences. Between the Term Start Date and the Term End Date, an Interim Value calculation is used to determine the amounts available for annuitization, death benefit payments, withdrawals (including RMDs, withdrawals to pay advisory fees, and payments under the GLWB rider), Surrenders, and, on a Contract Anniversary, to determine any automatic Step-Up of the GLWB Base and to deduct the Rider Charge. See “INTERIM VALUE CALCULATION” for more information.
Index-Linked Option Details, Crediting Periods Investor Considerations [Text Block]	The Term is the number of years that a Shield Option is in effect. For specific Shield Options we currently offer Terms of 1 year, 2 years, 3 years, or 6 years. An initial Term(s) begins on the Issue Date. A Term ends and a subsequent Term begins on the Contract Anniversary coinciding with the duration of the then current Term for the Shield Option you have selected. In deciding whether to purchase a Shield Option with a longer or shorter Term, consider that investing in Shield Options with shorter Terms will provide more opportunities for receiving Performance Rate Adjustments, and reallocating Account Value in response to changing market conditions. Additionally, there will be more opportunities to access your Account Value without resulting in an Interim Value calculation (and any associated proportional reduction to your Investment Amount). However, Shield Options with shorter Terms may have less potential for Index gains because Index Performance is measured over a shorter period of time. Conversely, investing in Shield Options with longer Terms will provide fewer opportunities for Performance Rate Adjustments and reduce the frequency at which you can reallocate Account Value, in addition to limiting your ability to access your Account Value without an Interim Value calculation. However, Shield Options with longer Terms may provide more potential for Index gains. Term Start Date Each Shield Option will have a Term Start Date, which is the Contract Anniversary on which a Shield Option is established. The initial Term Start Date(s) begins on the Issue Date, and thereafter, will be the Contract Anniversary coinciding with the duration of the Term for the Shield Option completed. Term End Date Each Shield Option will have a Term End Date, which is the Contract Anniversary on which a Shield Option ends. Thirty (30) days in advance of the Term End Date, we will send you written notification stating that your current Shield Option is maturing and that, at the Term End Date, the Investment Amount allocated to that Shield Option will automatically be renewed into the same Shield Option unless you instruct us to transfer such amount into a different Shield Option(s) or the Fixed Account, if available. The notification will inform you of what your maturing Shield Options are and explain how you can obtain the different Shield Options available at the Term End Date, including the renewal Cap Rates, Step Rates, and Edge Rates, and the interest rate for the Fixed Account. You may also access information on our website at https://www.brighthousefinancial.com/products/rates/ where at least two months of available Shield Options and renewal rates are posted. If the same Shield Option is no longer available at the Term End Date, the Investment Amount will automatically transfer into the Fixed Account at the Term End Date, unless you instruct us otherwise. The amounts transferred to the Fixed Account must remain in the Fixed Account until the Fixed Account Term End Date (which, currently, will not be less than one (1) year). If the Fixed Account is not available, the Investment Amount will automatically transfer into the Holding Account, unless you instruct us otherwise. You have the Transfer Period to notify us that you want to transfer some or all of your Investment Amount to a new Shield Option(s) or the Fixed Account. For renewals into the same Shield Option, a new Cap Rate, Step Rate, or Edge Rate, as applicable, will be declared and will go into effect on the Contract Anniversary that coincides with the beginning of the new Term in the Shield Option that just ended. The amount transferred to the new Shield Option is the Investment Amount as of the Contract Anniversary.
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Crediting Methodology [Text Block]	Index Value The Index Value of an Index, on a Business Day, is the published closing value of the Index on that Business Day. The Index Value on any day that is not a Business Day is the value as of the prior Business Day. If an Index Value is not published on a Business Day, the closing Index Value on the next Business Day on which the Index Value is published will be used. We will use consistent sources to obtain Index Values. If these sources are no longer available for specific indices, we will select an alternative published source(s) for these Index Values. Index Performance Index Performance is the percentage change in an Index Value measured from the Term Start Date to any day, including the Term End Date, within the Term. The Index Performance can be positive, zero or negative. The Performance Rate of a Shield Option is based on the performance of an Index. We calculate the Performance Rate only on the Term End Date. Any increase or reduction in the Investment Amount in a particular Shield Option is determined by multiplying the Performance Rate by the Investment Amount of the Shield Option on the last day of the Term.
Index-Linked Option Details, Bar Chart Legend [Text Block]	The bar charts shown below provide each Index’s annual returns for the last 10 calendar years (or for the life of the Index if less than 10 years), as well as the Index returns after applying a hypothetical 5% cap and a hypothetical 10% buffer (Shield Rate). The chart illustrates the variability of the returns from year to year and shows how hypothetical limits on Index gains and losses may affect these returns. Past performance is not necessarily an indication of future performance. The performance below is NOT the performance of any Shield Option. Your performance under the Contract will differ, perhaps significantly. The performance below may reflect a different return calculation, time period, and limit on Index gains and losses than the Shield Options, and does not reflect Contract fees and charges, including the Interim Value calculation, which reduces performance.
Index-Linked Option Details, Crediting Methodology Example [Text Block]	SHIELD RATES We will limit the negative Index Performance, as applicable, used in calculating the Performance Rate applied to the Investment Amount on the Term End Date. The Shield Rate for each Shield Option is the amount of any negative Index Performance that is absorbed by us at the Term End Date. The Shield Rate only applies to amounts held in the Shield Option until the Term End Date. Any negative Index Performance beyond the Shield Rate will reduce the Investment Amount. We currently offer the following Shield Rates—Shield 10, Shield 15 and Shield 25: Example 1—Calculating your Investment Amount on a Term End Date The following examples illustrate how we calculate and credit interest under each Index crediting methodology assuming hypothetical Index Performance and hypothetical limits on Index gains and losses. The examples assume no withdrawals. Examples 1A, 1B, and 1C are intended to show how the Investment Amount on a Term End Date is calculated. In each example, assume Owner 1 allocates her $50,000 Purchase Payment into a 1-Year Term / Shield 10 / S&P 500® Index and she allows her allocation to renew year to year for five years. In Example 1A she has selected the Shield 10 S&P 500® Index with a Cap Rate of 10%, in Example 1B she has selected the Shield 10 S&P 500® Index with a Step Rate of 8%, and in Example 1C she has selected the Shield 10 S&P 500® Index with an Edge Rate of 7%. For purposes of each example, assume no deductions for the Rider Charge, the Example 1A Cap Rate stays at 10% for all five years, the Example 1B Step Rate stays at 8% for all five years, and the Example 1C Edge Rate stays at 7% for all five years. If a withdrawal were made, an Interim Value calculation may apply; and consequently the Investment Amount for the Term would be adjusted accordingly. On each Contract Anniversary until the GLWB rider is terminated, we deduct the Rider Charge from each applicable Shield Option, the Fixed Account, and the Holding Account in the ratio the portion of the Account Value in such Shield Option, Fixed Account, and the Holding Account bears to the total Account Value. Example 1A—Shield Option with Cap Rate: Owner 1 allocates her $50,000 Purchase Payment into a 1-Year Term / Shield 10 / S&P 500® Index with a Cap Rate of 10% and lets it renew year after year for five years. The following example illustrates how her initial $50,000 Purchase Payment could perform over a five-year period given fluctuating Index Values. For renewals into the same Shield Option a new Cap Rate would be declared and go into effect on the Contract Anniversary that coincides with the beginning of the new Shield Option. In some cases, we may declare a Cap Rate for a Shield Option as “uncapped” in which case the Performance Rate that can be received is equal to the Index Performance, subject to the Shield Rate.
Contract Year	1	2	3	4	5
Term Start Date
Investment Amount(1)	$50,000	$55,000	$57,750	$57,750	$57,750
Index Value	1,000	1,200	1,260	1,260	1,197
Term End Date
Index Value	1,200	1,260	1,260	1,197	1,017
Index Performance(2)	20%	5%	0%	-5%	-15%
Cap Rate	10%	10%	10%	10%	10%
Shield Rate	10%	10%	10%	10%	10%
Performance Rate (one year)(3)	10%	5%	0%	0%	-5%
Performance Rate Adjustment(4)	$5,000	$2,750	$0	$0	-$2,888
Investment Amount(5)	$55,000	$57,750	$57,750	$57,750	$54,862
The following notes to the table above provide important calculations showing how certain values are determined. (1)Investment Amount at Term Start Date in year one is the $50,000 Purchase Payment. In years two through five, the Investment Amount at Term Start Date would be $55,000, $57,750, $57,750 and $57,750, respectively, which was the Investment Amount at Term End Date for the prior year. (2)Index Performance is equal to the percentage change in the Index Value measured from the Term Start Date to the Term End Date. For example, in year one, Index Performance is calculated as follows: (1,200 [Index Value at Term End Date] –1,000 [Index Value at Term Start Date])
÷ 1,000 [Index Value at Term Start Date] = 20% (3)In year one, Index Performance exceeds the Cap Rate and therefore the Performance Rate is equal to the Cap Rate. In years two and three the Performance Rate is equal to the Index Performance because the Index Performance is not negative and does not exceed the Cap Rate. In year four the Performance Rate is 0% because the Index Performance is –5% and the Shield 10 absorbs up to 10% of the negative Index Performance. In year five, the Performance Rate is –5% because the Index Performance is –15% and the Shield 10 absorbs up to 10% of negative Index Performance. (4)The Performance Rate Adjustment is equal to the product of the Investment Amount at the Term Start Date adjusted for any withdrawals (including any applicable Rider Charge and withdrawals to pay advisory fees) (there are no withdrawals or Rider Charge deductions in the example) multiplied by the Performance Rate. For example, in year one the Performance Rate Adjustment is calculated as follows: $50,000 [Investment Amount at Term Start Date] x 10% [Performance Rate] = $5,000 (5)The Investment Amount at the Term End Date is equal to the Investment Amount at Term Start Date adjusted for any withdrawals (including any applicable Rider Charge and withdrawals to pay advisory fees) (there are no withdrawals or Rider Charge deductions in the example) plus the Performance Rate Adjustment. For example, in year one the Investment Amount at the Term End Date is calculated as follows: $50,000 [Investment Amount at Term Start Date] + $5,000 [Performance Rate Adjustment] = $55,000 Example 1B—Shield Option with Step Rate: Owner 1 allocates her $50,000 Purchase Payment into a 1-Year Term / Shield 10 / S&P 500® Index with a Step Rate of 8% and lets it renew year after year for five years. The following example illustrates how her initial $50,000 Purchase Payment could perform over a five-year period given fluctuating Index Values. For renewals into the same Shield Option a new Step Rate would be declared and go into effect on the Contract Anniversary that coincides with the beginning of the new Shield Option.
Contract Year	1	2	3	4	5
Term Start Date
Investment Amount(1)	$50,000	$54,000	$58,320	$62,986	$62,986
Index Value	1,000	1,050	1,260	1,260	1,134
Term End Date
Index Value	1,050	1,260	1,260	1,134	964
Index Performance(2)	5%	20%	0%	-10%	-15%
Step Rate	8%	8%	8%	8%	8%
Shield Rate	10%	10%	10%	10%	10%
Performance Rate (one year)(3)	8%	8%	8%	0%	-5%
Performance Rate Adjustment(4)	$4,000	$4,320	$4,666	$0	-$3,149
Investment Amount(5)	$54,000	$58,320	$62,986	$62,986	$59,837
The following notes to the table above provide important calculations showing how certain values are determined. (1)The Investment Amount at Term Start Date in year one is the $50,000 Purchase Payment. In years two through five, the Investment Amount at the Term Start Date would be $54,000, $58,320, $62,986 and $62,986, respectively, which was the Investment Amount at the Term End Date for the prior year. (2)Index Performance is equal to the percentage change in the Index Value measured from the Term Start Date to the Term End Date. For example, in year one, Index Performance is calculated as follows: (1,050 [Index Value at Term End Date] – 1,000 [Index Value at Term Start Date])
÷ 1,000 [Index Value at Term Start Date]) = 5% (3)In years one, two and three the Performance Rate is equal to the Step Rate because the Index Performance is positive or zero. It should be noted that although Index Performance was 20% in year two, the Performance Rate is capped at 8% by the Step Rate. In year four the Performance Rate is 0% because the Index Performance is –10% and the Shield 10 absorbs up to 10% of the negative Index Performance. In year five, the Performance Rate is –5% because the Index Performance is –15% and the Shield 10 absorbs up to 10% of the negative Index Performance. (4)The Performance Rate Adjustment is equal to the product of the Investment Amount at the Term Start Date adjusted for any withdrawals (including any applicable Rider Charge and withdrawals to pay advisory fees) (there are no withdrawals or Rider Charge deductions in the example) multiplied by the Performance Rate. For example, in year one the Performance Rate Adjustment is calculated as follows: $50,000 [Investment Amount at Term Start Date] x 8% [Performance Rate] = $4,000 (5)The Investment Amount at the Term End Date is equal to the Investment Amount at Term Start Date adjusted for any withdrawals (including any applicable Rider Charge and withdrawals to pay advisory fees) (there are no withdrawals or Rider Charge deductions in the example) plus the Performance Rate Adjustment. For example, in year one the Investment Amount at the Term End Date is calculated as follows: $50,000 [Investment Amount at Term Start Date] + $4,000 [Performance Rate Adjustment] = $54,000 Example 1C—Shield Option with Step Rate Edge: Owner 1 allocates her $50,000 Purchase Payment into a 1-Year Term / Shield 10 / S&P 500® Index with an Edge Rate of 7% and lets it renew year after year for five years. The following example illustrates how her initial $50,000 Purchase Payment could perform over a five-year period given fluctuating Index Values. For renewals into the same Shield Option a new Edge Rate would be declared and go into effect on the Contract Anniversary that coincides with the beginning of the new Shield Option.
Contract Year	1	2	3	4	5
Term Start Date
Investment Amount(1)	$50,000	$53,500	$57,245	$61,252	$65,540
Index Value	1,000	1,050	1,260	1,260	1,134
Term End Date
Index Value	1,050	1,260	1,260	1,134	964
Index Performance(2)	5%	20%	0%	-10%	-15%
Edge Rate	7%	7%	7%	7%	7%
Shield Rate	10%	10%	10%	10%	10%
Performance Rate (one year)(3)	7%	7%	7%	7%	-5%
Performance Rate Adjustment(4)	$3,500	$3,745	$4,007	$4,288	-$3,277
Investment Amount(5)	$53,500	$57,245	$61,252	$65,540	$62,263
The following notes to the table above provide important calculations showing how certain values are determined. (1)The Investment Amount at Term Start Date in year one is the $50,000 Purchase Payment. In years two through five, the Investment Amount at the Term Start Date would be $53,500, $57,245, $61,252 and $65,540, respectively, which was the Investment Amount at the Term End Date for the prior year. (2)Index Performance is equal to the percentage change in the Index Value measured from the Term Start Date to the Term End Date. For example, in year one, Index Performance is calculated as follows: (1,050 [Index Value at Term End Date] – 1,000 [Index Value at Term Start Date])
÷ 1,000 [Index Value at Term Start Date]) = 5% (3)In years one, two and three the Performance Rate is equal to the Edge Rate because the Index Performance is positive or zero. It should be noted that although Index Performance was 20% in year two, the Performance Rate is capped at 7% by the Edge Rate. In year four the Performance Rate is 7% because the Index Performance is –10% and does not exceed the Shield 10 which absorbs up to 10% of the negative Index Performance. In year five, the Performance Rate is –5% because the Index Performance is –15% and the Shield 10 absorbs up to 10% of the negative Index Performance. (4)The Performance Rate Adjustment is equal to the product of the Investment Amount at the Term Start Date adjusted for any withdrawals (including any applicable Rider Charge and withdrawals to pay advisory fees) (there are no withdrawals or Rider Charge deductions in the example) multiplied by the Performance Rate. For example, in year one the Performance Rate Adjustment is calculated as follows: $50,000 [Investment Amount at Term Start Date] x 7% [Performance Rate] = $3,500 (5)The Investment Amount at the Term End Date is equal to the Investment Amount at Term Start Date adjusted for any withdrawals (including any applicable Rider Charge and withdrawals to pay advisory fees) (there are no withdrawals or Rider Charge deductions in the example) plus the Performance Rate Adjustment. For example, in year one the Investment Amount at the Term End Date is calculated as follows: $50,000 [Investment Amount at Term Start Date] + $3,500 [Performance Rate Adjustment] = $53,500
Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Index Substitution [Text Block]	Discontinuation or Substantial Change to an Index. If any Index is discontinued or we determine that our use of such Index should be discontinued because we are no longer licensed to use the Index, the method of calculation is substantially changed, or if Index Values become unavailable for any reason, we may substitute a comparable index with a similar investment objective and risk profile. We will send you written notification thirty (30) days in advance of such substitution or as soon as reasonably possible. In the event that a similar index is not found, we will substitute the original Index with a domestic or international broad-based securities market index. A Shield Option will not end prior to the Term End Date due to our inability to find a similar index. The substituted Index may not be acceptable to you, and you will be unable to transfer your Investment Amount in the associated Shield Option to another Shield Option(s) or the Fixed Account (if available) until the Transfer Period coinciding with the Term End Date. If you no longer want to remain invested in that Shield Option for the remainder of the Term, your only option will be to withdraw the related Investment Amount. If you withdraw the Investment Amount, the amount withdrawn will be the Interim Value of the Shield Option. Upon substitution of an Index, we will calculate your Index Performance on the existing Index up until the date of substitution and the substitute Index from the date of substitution to the Term End Date. The Index Performance as of the Term End Date will be equal to the return from having invested in the initial Index up to the substitution date and then investing in the substitute Index from the date of substitution to the Term End Date assuming no withdrawals or transfers based on the following formula: (initial Index at Index substitution date ÷ initial Index at Term Start Date) x (substituted Index at Term End Date ÷ substituted Index at substitution date) – 1. An Index substitution will not change the Term, Shield Rate, Cap Rate, Step Rate, or Edge Rate for an existing Shield Option. The performance of the new Index may not be as good as the one that it substituted and as a result your Index Performance may have been better if there had been no substitution. See Appendix C for an Index substitution Investment Amount example.
Index-Linked Option Details, Index Substitution Circumstances [Text Block]	If any Index is discontinued or we determine that our use of such Index should be discontinued because we are no longer licensed to use the Index, the method of calculation is substantially changed, or if Index Values become unavailable for any reason, we may substitute a comparable index with a similar investment objective and risk profile.
Index-Linked Option Details, Index Substitution Notification [Text Block]	We will send you written notification thirty (30) days in advance of such substitution or as soon as reasonably possible.
Index-Linked Option Details, Index Substitution Calculation [Text Block]	Upon substitution of an Index, we will calculate your Index Performance on the existing Index up until the date of substitution and the substitute Index from the date of substitution to the Term End Date. The Index Performance as of the Term End Date will be equal to the return from having invested in the initial Index up to the substitution date and then investing in the substitute Index from the date of substitution to the Term End Date assuming no withdrawals or transfers based on the following formula: (initial Index at Index substitution date ÷ initial Index at Term Start Date) x (substituted Index at Term End Date ÷ substituted Index at substitution date) – 1. An Index substitution will not change the Term, Shield Rate, Cap Rate, Step Rate, or Edge Rate for an existing Shield Option. The performance of the new Index may not be as good as the one that it substituted and as a result your Index Performance may have been better if there had been no substitution. See Appendix C for an Index substitution Investment Amount example.
Index-Linked Option Details, Maturity [Line Items]
Index-Linked Option Details, Other Material Features [Text Block]	Addition or Discontinuance of a Shield Option A Shield Option will always be available; however, we can add or discontinue any Shield Option. When a change is made to a Shield Option or an Index, or a change is made subsequent to the Issue Date, we will send a notification describing any changes to the Shield Option, as required by law. This change will take effect under your Contract as of the next Contract Anniversary for any allowable transfers into the Shield Option(s). If you are currently allocated in a Shield Option which is no longer available, you will remain in that Shield Option until the Term End Date, but that Shield Option will no longer be available following the Term End Date. For more on transfers and renewals, see “TRANSFERS.” Account Value Your Account Value is the total of the Fixed Account Value, the value of the Shield Option(s), and the Holding Account value under your Contract during the Accumulation Period. The following four sections of the prospectus describe (1) the calculation of Investment Amount, (2) Interim Value Calculation, (3) how Withdrawals work, and (4) how Transfers work. Each section has corresponding example(s). These examples should not be considered a representation of past or future performance for any Shield Option. Actual performance may be greater or less than those shown in the examples. Similarly, the Index Values in the examples are not an estimate or guarantee of future Index Performance. The rates for the Rate Crediting Types shown in the following examples are for illustrative purposes only and may not reflect actual declared rates. Values are rounded for display purposes only. Investment Amount The Investment Amount for each Shield Option is equal to the Investment Amount at the Term Start Date, reduced proportionately for any withdrawals (including any applicable Rider Charge and any withdrawals to pay advisory fees) by the same percentage that the withdrawal reduces the Interim Value attributable to that Shield Option, adjusted by the Performance Rate at the Term End Date. The remaining Investment Amount after a withdrawal will be used as the new Investment Amount for the Term until the Term End Date for that Shield Option, or the next Interim Value calculation. On the Term End Date, we apply the Performance Rate to your Investment Amount. Calculating your Investment Amount on a Term End Date The Performance Rate can be positive, zero or negative and is determined as follows:
Shield Option type:	If Index Performance is:	Performance Rate will equal:
Shield Options with a Cap Rate	less than or equal to zero
the lesser of: zero or the Index
Performance increased by the Shield
Rate (For example: a -15% Index
Performance with Shield 10 will result
in a -5% Performance Rate. The
Performance Rate can never be
greater than zero if the Index
Performance is negative.)

	greater than zero and less than the Cap Rate	the Index Performance
	greater than zero and equals or exceeds the Cap Rate	the Cap Rate
Shield Options with a Step Rate	less than zero
the lesser of: zero or the Index
Performance increased by the Shield
Rate (For example: a -15% Index
Performance with Shield 10 will result
in a -5% Performance Rate. The
Performance Rate can never be
greater than zero if the Index
Performance is negative.)

	equal to or greater than zero	the Step Rate
Shield Options with Step Rate Edge	less than zero and exceeds the Shield Rate	Index Performance increased by the Shield Rate (For example: a -15% Index Performance with Shield 10 will result in a -5% Performance Rate.)
	less than zero but does not exceed the Shield Rate	the Edge Rate
	zero or positive	the Edge Rate

Item 7. Charges and Adjustments [Line Items]
Contract Adjustment [Table Text Block]	Interim Value Calculation Your Investment Amount in each Shield Option on the Term End Date is calculated as described above under “Calculating your Investment Amount on a Term End Date”. In setting the various rates we use in calculating the Investment Amount, we assume that you are going to hold a Shield Option until the Term End Date. Nevertheless, you have the right under the Contract to make withdrawals, Surrender the Contract, and annuitize before the Term End Date. Therefore, we calculate an Interim Value on each Business Day between the Term Start Date and the Term End Date. Between the Term Start Date and the Term End Date, we use the Interim Value to calculate the amount that is available for (1) annuitization; (2) death benefits; (3) withdrawals (including RMDs, any withdrawals to pay advisory fees, and payments under the GLWB rider); (4) Surrenders; or (5) if applicable, on a Contract Anniversary, to determine any automatic Step-Up of the GLWB Base and to deduct the Rider Charge. The Interim Value is also used to determine how much the Investment Amount will be reduced by a withdrawal. You may obtain your Interim Value on any Business Day by calling us at (888) 243-1932 or by accessing our website at www.brighthousefinancial.com. However, Interim Values fluctuate daily, and the current value(s) quoted may differ from the actual value(s) calculated. We calculate the Interim Value of each Shield Option on any Business Day other than the Term Start Date and Term End Date. If you request a full or partial withdrawal during a Term, the Withdrawal Amount will be deducted from the Interim Values of the Shield Options in which you are invested (unless you instruct us otherwise for a partial withdrawal). Withdrawals from the Shield Options during the Term will reduce the Interim Values of those Shield Options on a dollar-for-dollar basis by the portion of the Withdrawal Amount deducted from each Shield Option. We will pay you a net amount. The net amount payable to you is equal to the amount withdrawn, less Premium Tax and other taxes, if any. (See ‘WITHDRAWAL PROVISIONS” for more information.) Once a Shield Option reaches the Term End Date, there is no Interim Value, and the Performance Rate will be applied to the Investment Amount based off the Rate Crediting Type and applicable Shield Rate. The Interim Value is a calculated value that reflects the value of each Shield Option taking into account the applicable Shield Rate and Rate Crediting Type, current price of the underlying Index, the time remaining until the Term End Date, and the current value of the investments we have made to fund our obligations under the Shield Option. The Interim Value is an estimate of the current value of fixed income and derivative instruments we could purchase to assure our ability to meet our obligations to the Owner at a Term End Date. The Interim Value calculation is different than the calculation we use to calculate the Investment Amount for a Shield Option on the Term End Date. The Interim Value calculation is intended to protect the Company from losses on those fixed income and derivative instruments when amounts are withdrawn (or otherwise removed) from a Shield Option before the Term End Date. The Interim Value calculation transfers this risk from the Company to Contract Owners. The Interim Value assesses the fair value of the assets allocated to the Shield Option (Investment Amount) plus the current value of the portfolio of options utilized to replicate the performance of these Shield Options. The Interim Value for a Shield Option is equal to the sum of (1) and (2), where: (1) Is the market value of the Fixed Income Asset Proxy on the Business Day the Interim Value is calculated. (2) Is the current market value of the Derivative Asset Proxy. 1. The Fixed Income Asset Proxy is meant to represent the market value of the fixed income assets supporting each Shield Option. The Market Value Rate is the Constant Maturity Treasury (CMT) rate with a maturity equal to that of the Term. If a maturity of the CMT rate is not available that equals the Term, then the Market Value Rate will be linearly interpolated between the two closest available CMT maturities. The Market Value Rate will apply on a uniform basis for a class of Contract Owners in the same Shield Option and will be administered in a uniform and non-discriminatory manner. 2. The Derivative Asset Proxy is meant to represent an estimation of the market value of the possibility of gain or loss on the Term End Date. The value may be positive or negative. For each Shield Option, we solely designate and value options using the Black-Scholes Model, each of which is tied to the performance of the underlying Index associated with the Shield Option. We use derivatives to provide an estimate of the gain or loss on the Investment Amount allocated to the Shield Option that could occur on the Term End Date. This estimate also reflects the impact of the Cap Rate, Step Rate, Edge Rate, and Shield Rate at the end of the Term as well as the estimated cost of exiting the replicating options prior to the Term End Date. The valuation of the options is based on the Black-Scholes Model, which is one of the standard methods for valuing derivatives based on inputs from third party vendors. The methodology used to value these options is determined solely by us and may vary, higher or lower, from other estimated valuations or the actual selling price of identical derivatives. Any variance between our estimated fair value price and other estimated or actual prices may be different from Shield Option type to Shield Option type and may also change from day to day. There are many external factors that may impact the Interim Value including changes in the Indices, changes in the interest rate environment, and volatility. When we calculate the Interim Value, we will obtain market data for derivative pricing each Business Day from outside vendors. If these values are available and we are delayed in receiving these values, and cannot calculate a new Interim Value, we will use the prior Business Day’s Interim Value. Detailed information on the Interim Value calculation and examples can be found in the Statement of Additional Information (“SAI”) that accompanies this prospectus. The Interim Value calculated may be less than the Investment Amount at the time the Interim Value is calculated even if the current Index Value is higher than it was on the Term Start Date. Additionally, the Shield Rate and the Rate Crediting Type only apply to amounts held in the Shield Option until the Term End Date. This means that the Interim Value does not receive the protection from loss provided by the Shield Rate, or the application of the Rate Crediting Type. The Interim Value could be more or less than the amount you would receive had you held the investment until the Term End Date, after the Performance Rate Adjustment. As a result, there could be less money available under your Contract for withdrawals, Surrenders, death benefit payments, and annuitization. A negative Interim Value could result in a loss beyond the protection of the Shield Rate. In extreme circumstances, you could lose up to 100% of the value of your Shield Option if you make a withdrawal, Surrender, or otherwise remove amounts from the Shield Options before the Term End Date. The withdrawal amount (including any applicable Rider Charge and withdrawal to pay advisory fees) will reduce the Investment Amount for each Shield Option by the percentage reduction in the Interim Value of such Shield Option (i.e. a proportional reduction). Accordingly, when the Interim Value is less than the Investment Amount, the reduction to the Shield Option is on a more than dollar for dollar basis. On the other hand, when the Interim Value is greater than the Investment Amount, the reduction to the Shield Option is on a less than dollar for dollar basis. The remaining Investment Amount after a withdrawal will be used as the new Investment Amount for the Term until the Term End Date or the next Interim Value calculation for that Shield Option. Reductions to the Investment Amount will reduce the Interim Value for that Shield Option for the remainder of the Term, and, as a result, the positive interest, if any, credited to the remaining Investment Amount on the Term End Date will be less than if you had not taken a withdrawal. Withdrawals and deductions from the Shield Options prior to the Term End Date, such as payments under the GLWB rider, Rider Charges, RMDs, and withdrawals to pay advisory fees, may have an adverse effect on the values and benefits under your Contract. If you intend to make such ongoing withdrawals or elect such deductions, you should consult with a financial advisor about whether this Contract is appropriate for you.
Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]	BENEFITS AVAILABLE UNDER THE CONTRACT The following table summarizes information about the standard benefits available under the Contract. The availability of Contract benefits may vary depending on the selling firm through which your Contract is sold. See Appendix I – Financial Intermediary Variations.
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Account Value Death Benefit (Standard Death Benefit)	Pays a death benefit equal to the Account Value	N/A
●Only available during the
Accumulation Period.
●For Owners aged 81 or older
on the Issue Date of your
Contract.
●Account Value may reflect an
Interim Value calculation for
the Shield Options, which may
be less than the Investment
Amount.
●Withdrawals will reduce the
death benefit, perhaps
significantly, and such
reductions could be greater
than the amount withdrawn.

Return of Premium Death Benefit (Standard Death Benefit)	Pays a death benefit equal to the greater of your Account Value or your Purchase Payment (adjusted for any withdrawals, including withdrawals to pay advisory fees)	N/A
●Only available during the
Accumulation Period.
●For Owners aged 80 or
younger on the Issue Date of
your Contract.
●Account Value may reflect an
Interim Value calculation for
the Shield Options, which may
be less than the Investment
Amount.
●Withdrawals will reduce the
death benefit, perhaps
significantly, and such
reductions could be greater
than the amount withdrawn.

Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Systematic Withdrawal Program	Allows you to receive automatic processing of your Annual Benefit Payments under the GLWB rider on or after the Annual Benefit Commencement Date	N/A
●Each payment must be at least
$100.
●A minimum of $500 must be
distributed each Contract Year.
●Withdrawals may only be on a
monthly, quarterly,
semi-annual, or annual basis.
●Program withdrawals cannot
exceed the Annual Benefit
Payment each Contract Year.
●Withdrawals outside the
program may be Excess
Withdrawals.
●Program withdrawals may be
subject to taxes and tax
penalties.
●Program withdrawals from the
Shield Options during a Term
will be based on Interim
Values.
●We reserve the right to change
the required minimum or the
availability of this program.

Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Brighthouse Pay Plus Rider (GLWB rider)	Guarantees lifetime income in an amount equal to the Annual Benefit Payment each year, regardless of market performance, subject to the conditions of the rider.	2.00% (as a percentage of the GLWB Base each Contract Anniversary)
●Automatically issued with
Contract.
●Cannot be voluntarily cancelled
by you.
●See GLWB Supplement for the
current Rider Fee Rate and
other terms applicable to your
Contract.
●For the Market Growth with
Rollup version of the GLWB
rider, the Rollup Rate is applied
to the GLWB Base before the
Rider Charge is deducted.
●Certain circumstances will
terminate the rider. If the rider
is terminated, it cannot be
reinstated.
●Annual Benefit
Commencement Date may not
occur before (i) the Earliest
Annual Benefit
Commencement Date, and
(ii) the Lifetime Withdrawal Age
specified in the applicable
GLWB Supplement.
●Investment restrictions may
apply after the Annual Benefit
Commencement Date. See the
applicable GLWB Supplement.
●Payments under the rider may
be subject to taxes.
●Payments from the Shield
Options during a Term will be
based on Interim Values.
●Early and Excess Withdrawals
will be subject to taxes and tax
penalties.
●Early and Excess Withdrawals
will reduce the payments
under the GLWB rider, perhaps
significantly; or, if such
withdrawals reduce the
Account Value to zero,
eliminate the guarantee.
●All withdrawals (including
payments under the GLWB
rider and Rider Charges) will
reduce the death benefit,
perhaps significantly.

Benefits Available [Table Text Block]
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Account Value Death Benefit (Standard Death Benefit)	Pays a death benefit equal to the Account Value	N/A
●Only available during the
Accumulation Period.
●For Owners aged 81 or older
on the Issue Date of your
Contract.
●Account Value may reflect an
Interim Value calculation for
the Shield Options, which may
be less than the Investment
Amount.
●Withdrawals will reduce the
death benefit, perhaps
significantly, and such
reductions could be greater
than the amount withdrawn.

Return of Premium Death Benefit (Standard Death Benefit)	Pays a death benefit equal to the greater of your Account Value or your Purchase Payment (adjusted for any withdrawals, including withdrawals to pay advisory fees)	N/A
●Only available during the
Accumulation Period.
●For Owners aged 80 or
younger on the Issue Date of
your Contract.
●Account Value may reflect an
Interim Value calculation for
the Shield Options, which may
be less than the Investment
Amount.
●Withdrawals will reduce the
death benefit, perhaps
significantly, and such
reductions could be greater
than the amount withdrawn.

Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Systematic Withdrawal Program	Allows you to receive automatic processing of your Annual Benefit Payments under the GLWB rider on or after the Annual Benefit Commencement Date	N/A
●Each payment must be at least
$100.
●A minimum of $500 must be
distributed each Contract Year.
●Withdrawals may only be on a
monthly, quarterly,
semi-annual, or annual basis.
●Program withdrawals cannot
exceed the Annual Benefit
Payment each Contract Year.
●Withdrawals outside the
program may be Excess
Withdrawals.
●Program withdrawals may be
subject to taxes and tax
penalties.
●Program withdrawals from the
Shield Options during a Term
will be based on Interim
Values.
●We reserve the right to change
the required minimum or the
availability of this program.

Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Brighthouse Pay Plus Rider (GLWB rider)	Guarantees lifetime income in an amount equal to the Annual Benefit Payment each year, regardless of market performance, subject to the conditions of the rider.	2.00% (as a percentage of the GLWB Base each Contract Anniversary)
●Automatically issued with
Contract.
●Cannot be voluntarily cancelled
by you.
●See GLWB Supplement for the
current Rider Fee Rate and
other terms applicable to your
Contract.
●For the Market Growth with
Rollup version of the GLWB
rider, the Rollup Rate is applied
to the GLWB Base before the
Rider Charge is deducted.
●Certain circumstances will
terminate the rider. If the rider
is terminated, it cannot be
reinstated.
●Annual Benefit
Commencement Date may not
occur before (i) the Earliest
Annual Benefit
Commencement Date, and
(ii) the Lifetime Withdrawal Age
specified in the applicable
GLWB Supplement.
●Investment restrictions may
apply after the Annual Benefit
Commencement Date. See the
applicable GLWB Supplement.
●Payments under the rider may
be subject to taxes.
●Payments from the Shield
Options during a Term will be
based on Interim Values.
●Early and Excess Withdrawals
will be subject to taxes and tax
penalties.
●Early and Excess Withdrawals
will reduce the payments
under the GLWB rider, perhaps
significantly; or, if such
withdrawals reduce the
Account Value to zero,
eliminate the guarantee.
●All withdrawals (including
payments under the GLWB
rider and Rider Charges) will
reduce the death benefit,
perhaps significantly.

Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]	Appendix A Investment Options Available Under The Contract The following is a list of Shield Options currently available under the Contract. The availability of Allocation Options may vary depending on the selling firm through which your Contract is sold. See Appendix I – Financial Intermediary Variations. We may change the features of the Shield Options listed below (including the Index and the current limits on Index gains and losses), offer new Shield Options, and terminate existing Shield Options. We will provide you with written notice before making any changes other than changes to current limits on Index gains. Information about current limits on Index gains is available at https://www.brighthousefinancial.com/products/rates/. See “SHIELD OPTIONS,” “SHIELD RATES,” and “RATE CREDITING TYPES” sections in the prospectus for more information. Depending on the terms of the GLWB Supplement applicable to your Contract, you may not be able to invest in certain Shield Options. Note: If amounts are removed from a Shield Option before the end of a Term, we will apply an Interim Value calculation. This may result in a significant reduction in your Account Value that could exceed any protection from Index loss that would be in place if you held the option until the end of the Term. See “Interim Value Calculation” under “CHARGES, FEES, AND ADJUSTMENTS” section in the prospectus for more information.
Index[1]	Type of Index	Term	Current Shield Rate (if held until end of Term)	Minimum Guaranteed Rate for Rate Crediting Type (for life of Shield Option)
S&P 500® Index	Market Index	1 Year	25%	2%	Cap Rate
S&P 500® Index	Market Index	1 Year	15%	2%	Cap Rate
S&P 500® Index	Market Index	1 Year	10%	2%	Cap Rate
S&P 500® Index	Market Index	1 Year	15%	2%	Step Rate
S&P 500® Index	Market Index	1 Year	15%	2%	Edge Rate
S&P 500® Index	Market Index	1 Year	10%	2%	Step Rate
S&P 500® Index	Market Index	1 Year	10%	2%	Edge Rate
S&P 500® Index	Market Index	2 Year	15%	3%	Step Rate
S&P 500® Index	Market Index	2 Year	15%	3%	Edge Rate
S&P 500® Index	Market Index	2 Year	10%	3%	Step Rate
S&P 500® Index	Market Index	2 Year	10%	3%	Edge Rate
S&P 500® Index	Market Index	3 Year	15%	6%	Cap Rate
S&P 500® Index	Market Index	3 Year	10%	6%	Cap Rate
S&P 500® Index	Market Index	6 Year	25%	8%	Cap Rate
S&P 500® Index	Market Index	6 Year	15%	8%	Cap Rate
S&P 500® Index	Market Index	6 Year	10%	8%	Cap Rate
Russell 2000® Index	Market Index	1 Year	25%	2%	Cap Rate
Russell 2000® Index	Market Index	1 Year	15%	2%	Cap Rate
Russell 2000® Index	Market Index	1 Year	10%	2%	Cap Rate
Russell 2000® Index	Market Index	1 Year	15%	2%	Step Rate
Russell 2000® Index	Market Index	1 Year	15%	2%	Edge Rate
Russell 2000® Index	Market Index	1 Year	10%	2%	Step Rate
Russell 2000® Index	Market Index	1 Year	10%	2%	Edge Rate
Russell 2000® Index	Market Index	2 Year	15%	3%	Step Rate
Russell 2000® Index	Market Index	2 Year	15%	3%	Edge Rate
Russell 2000® Index	Market Index	2 Year	10%	3%	Step Rate
Russell 2000® Index	Market Index	2 Year	10%	3%	Edge Rate
Russell 2000® Index	Market Index	3 Year	15%	6%	Cap Rate
Russell 2000® Index	Market Index	3 Year	10%	6%	Cap Rate
Russell 2000® Index	Market Index	6 Year	25%	8%	Cap Rate
Index[1]	Type of Index	Term	Current Shield Rate (if held until end of Term)	Minimum Guaranteed Rate for Rate Crediting Type (for life of Shield Option)
Russell 2000® Index	Market Index	6 Year	15%	8%	Cap Rate
Russell 2000® Index	Market Index	6 Year	10%	8%	Cap Rate
MSCI EAFE Index	Market Index	1 Year	25%	2%	Cap Rate
MSCI EAFE Index	Market Index	1 Year	15%	2%	Cap Rate
MSCI EAFE Index	Market Index	1 Year	10%	2%	Cap Rate
MSCI EAFE Index	Market Index	1 Year	15%	2%	Step Rate
MSCI EAFE Index	Market Index	1 Year	15%	2%	Edge Rate
MSCI EAFE Index	Market Index	1 Year	10%	2%	Step Rate
MSCI EAFE Index	Market Index	1 Year	10%	2%	Edge Rate
MSCI EAFE Index	Market Index	2 Year	15%	3%	Step Rate
MSCI EAFE Index	Market Index	2 Year	15%	3%	Edge Rate
MSCI EAFE Index	Market Index	2 Year	10%	3%	Step Rate
MSCI EAFE Index	Market Index	2 Year	10%	3%	Edge Rate
MSCI EAFE Index	Market Index	3 Year	15%	6%	Cap Rate
MSCI EAFE Index	Market Index	3 Year	10%	6%	Cap Rate
MSCI EAFE Index	Market Index	6 Year	25%	8%	Cap Rate
MSCI EAFE Index	Market Index	6 Year	15%	8%	Cap Rate
MSCI EAFE Index	Market Index	6 Year	10%	8%	Cap Rate
Nasdaq-100 Index®	Market Index	1 Year	25%	2%	Cap Rate
Nasdaq-100 Index®	Market Index	1 Year	15%	2%	Cap Rate
Nasdaq-100 Index®	Market Index	1 Year	10%	2%	Cap Rate
Nasdaq-100 Index®	Market Index	1 Year	15%	2%	Step Rate
Nasdaq-100 Index®	Market Index	1 Year	15%	2%	Edge Rate
Nasdaq-100 Index®	Market Index	1 Year	10%	2%	Step Rate
Nasdaq-100 Index®	Market Index	1 Year	10%	2%	Edge Rate
Nasdaq-100 Index®	Market Index	2 Year	15%	3%	Step Rate
Nasdaq-100 Index®	Market Index	2 Year	15%	3%	Edge Rate
Nasdaq-100 Index®	Market Index	2 Year	10%	3%	Step Rate
Nasdaq-100 Index®	Market Index	2 Year	10%	3%	Edge Rate
Nasdaq-100 Index®	Market Index	3 Year	15%	6%	Cap Rate
Nasdaq-100 Index®	Market Index	3 Year	10%	6%	Cap Rate
Nasdaq-100 Index®	Market Index	6 Year	25%	8%	Cap Rate
Nasdaq-100 Index®	Market Index	6 Year	15%	8%	Cap Rate
Nasdaq-100 Index®	Market Index	6 Year	10%	8%	Cap Rate
[1] Each Index is a “price return index,” not a “total return index,” and therefore does not reflect dividends declared by any of the companies in the Index. This will reduce the Index Performance and will cause the Index to underperform a direct investment in the securities composing the Index. We do not guarantee that there will always be a Shield Option under the Contract that provides this minimum amount of downside protection; however, there will always be at least one Shield Option available with a minimum of 5% downside protection. The Minimum Guaranteed Cap Rate for your Contract is the amount shown in the Cap Rate Shield Option Rider attached to your Contract, but will not be less than 2%. The Minimum Guaranteed Step Rate for your Contract is the amount shown in the Step Rate Shield Option Rider attached to your Contract, but will not be less than 2%. The Minimum Guaranteed Edge Rate for your Contract is the amount shown in the Step Rate Edge Shield Option Rider attached to your Contract, but will not be less than 2%. The following is a list of Fixed Options currently available under the Contract. We may change the features of the Fixed Options listed below, offer new Fixed Options, and terminate existing Fixed Options. We will provide you with written notice before doing so. See “THE FIXED ACCOUNT” section in the prospectus and Appendix E in the prospectus for information regarding the Fixed Account.
Name	Fixed Account Term	Minimum Guaranteed Interest Rate[2]
Fixed Account	1 Year	1%
[2] The actual Minimum Guaranteed Interest Rate for your Contract is the amount shown in the Fixed Account Rider attached to your Contract and applies only to amounts in the Fixed Account.
Index-Linked Option [Line Items]
Index-Linked Options Available, Legend [Text Block]	The following is a list of Shield Options currently available under the Contract. The availability of Allocation Options may vary depending on the selling firm through which your Contract is sold. See Appendix I – Financial Intermediary Variations. We may change the features of the Shield Options listed below (including the Index and the current limits on Index gains and losses), offer new Shield Options, and terminate existing Shield Options. We will provide you with written notice before making any changes other than changes to current limits on Index gains. Information about current limits on Index gains is available at https://www.brighthousefinancial.com/products/rates/. See “SHIELD OPTIONS,” “SHIELD RATES,” and “RATE CREDITING TYPES” sections in the prospectus for more information. Depending on the terms of the GLWB Supplement applicable to your Contract, you may not be able to invest in certain Shield Options. Note: If amounts are removed from a Shield Option before the end of a Term, we will apply an Interim Value calculation. This may result in a significant reduction in your Account Value that could exceed any protection from Index loss that would be in place if you held the option until the end of the Term. See “Interim Value Calculation” under “CHARGES, FEES, AND ADJUSTMENTS” section in the prospectus for more information.
Index-Linked Options Available [Table Text Block]
Index[1]	Type of Index	Term	Current Shield Rate (if held until end of Term)	Minimum Guaranteed Rate for Rate Crediting Type (for life of Shield Option)
S&P 500® Index	Market Index	1 Year	25%	2%	Cap Rate
S&P 500® Index	Market Index	1 Year	15%	2%	Cap Rate
S&P 500® Index	Market Index	1 Year	10%	2%	Cap Rate
S&P 500® Index	Market Index	1 Year	15%	2%	Step Rate
S&P 500® Index	Market Index	1 Year	15%	2%	Edge Rate
S&P 500® Index	Market Index	1 Year	10%	2%	Step Rate
S&P 500® Index	Market Index	1 Year	10%	2%	Edge Rate
S&P 500® Index	Market Index	2 Year	15%	3%	Step Rate
S&P 500® Index	Market Index	2 Year	15%	3%	Edge Rate
S&P 500® Index	Market Index	2 Year	10%	3%	Step Rate
S&P 500® Index	Market Index	2 Year	10%	3%	Edge Rate
S&P 500® Index	Market Index	3 Year	15%	6%	Cap Rate
S&P 500® Index	Market Index	3 Year	10%	6%	Cap Rate
S&P 500® Index	Market Index	6 Year	25%	8%	Cap Rate
S&P 500® Index	Market Index	6 Year	15%	8%	Cap Rate
S&P 500® Index	Market Index	6 Year	10%	8%	Cap Rate
Russell 2000® Index	Market Index	1 Year	25%	2%	Cap Rate
Russell 2000® Index	Market Index	1 Year	15%	2%	Cap Rate
Russell 2000® Index	Market Index	1 Year	10%	2%	Cap Rate
Russell 2000® Index	Market Index	1 Year	15%	2%	Step Rate
Russell 2000® Index	Market Index	1 Year	15%	2%	Edge Rate
Russell 2000® Index	Market Index	1 Year	10%	2%	Step Rate
Russell 2000® Index	Market Index	1 Year	10%	2%	Edge Rate
Russell 2000® Index	Market Index	2 Year	15%	3%	Step Rate
Russell 2000® Index	Market Index	2 Year	15%	3%	Edge Rate
Russell 2000® Index	Market Index	2 Year	10%	3%	Step Rate
Russell 2000® Index	Market Index	2 Year	10%	3%	Edge Rate
Russell 2000® Index	Market Index	3 Year	15%	6%	Cap Rate
Russell 2000® Index	Market Index	3 Year	10%	6%	Cap Rate
Russell 2000® Index	Market Index	6 Year	25%	8%	Cap Rate
Index[1]	Type of Index	Term	Current Shield Rate (if held until end of Term)	Minimum Guaranteed Rate for Rate Crediting Type (for life of Shield Option)
Russell 2000® Index	Market Index	6 Year	15%	8%	Cap Rate
Russell 2000® Index	Market Index	6 Year	10%	8%	Cap Rate
MSCI EAFE Index	Market Index	1 Year	25%	2%	Cap Rate
MSCI EAFE Index	Market Index	1 Year	15%	2%	Cap Rate
MSCI EAFE Index	Market Index	1 Year	10%	2%	Cap Rate
MSCI EAFE Index	Market Index	1 Year	15%	2%	Step Rate
MSCI EAFE Index	Market Index	1 Year	15%	2%	Edge Rate
MSCI EAFE Index	Market Index	1 Year	10%	2%	Step Rate
MSCI EAFE Index	Market Index	1 Year	10%	2%	Edge Rate
MSCI EAFE Index	Market Index	2 Year	15%	3%	Step Rate
MSCI EAFE Index	Market Index	2 Year	15%	3%	Edge Rate
MSCI EAFE Index	Market Index	2 Year	10%	3%	Step Rate
MSCI EAFE Index	Market Index	2 Year	10%	3%	Edge Rate
MSCI EAFE Index	Market Index	3 Year	15%	6%	Cap Rate
MSCI EAFE Index	Market Index	3 Year	10%	6%	Cap Rate
MSCI EAFE Index	Market Index	6 Year	25%	8%	Cap Rate
MSCI EAFE Index	Market Index	6 Year	15%	8%	Cap Rate
MSCI EAFE Index	Market Index	6 Year	10%	8%	Cap Rate
Nasdaq-100 Index®	Market Index	1 Year	25%	2%	Cap Rate
Nasdaq-100 Index®	Market Index	1 Year	15%	2%	Cap Rate
Nasdaq-100 Index®	Market Index	1 Year	10%	2%	Cap Rate
Nasdaq-100 Index®	Market Index	1 Year	15%	2%	Step Rate
Nasdaq-100 Index®	Market Index	1 Year	15%	2%	Edge Rate
Nasdaq-100 Index®	Market Index	1 Year	10%	2%	Step Rate
Nasdaq-100 Index®	Market Index	1 Year	10%	2%	Edge Rate
Nasdaq-100 Index®	Market Index	2 Year	15%	3%	Step Rate
Nasdaq-100 Index®	Market Index	2 Year	15%	3%	Edge Rate
Nasdaq-100 Index®	Market Index	2 Year	10%	3%	Step Rate
Nasdaq-100 Index®	Market Index	2 Year	10%	3%	Edge Rate
Nasdaq-100 Index®	Market Index	3 Year	15%	6%	Cap Rate
Nasdaq-100 Index®	Market Index	3 Year	10%	6%	Cap Rate
Nasdaq-100 Index®	Market Index	6 Year	25%	8%	Cap Rate
Nasdaq-100 Index®	Market Index	6 Year	15%	8%	Cap Rate
Nasdaq-100 Index®	Market Index	6 Year	10%	8%	Cap Rate

Index-Linked Option Available, Price Return Index Underperforms [Text Block]	Each Index is a “price return index,” not a “total return index,” and therefore does not reflect dividends declared by any of the companies in the Index. This will reduce the Index Performance and will cause the Index to underperform a direct investment in the securities composing the Index.
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	We do not guarantee that there will always be a Shield Option under the Contract that provides this minimum amount of downside protection; however, there will always be at least one Shield Option available with a minimum of 5% downside protection.
Fixed Option [Line Items]
Fixed Options Available Legend [Text Block]	The following is a list of Fixed Options currently available under the Contract. We may change the features of the Fixed Options listed below, offer new Fixed Options, and terminate existing Fixed Options. We will provide you with written notice before doing so. See “THE FIXED ACCOUNT” section in the prospectus and Appendix E in the prospectus for information regarding the Fixed Account.
Fixed Options Available [Table Text Block]	The following is a list of Fixed Options currently available under the Contract. We may change the features of the Fixed Options listed below, offer new Fixed Options, and terminate existing Fixed Options. We will provide you with written notice before doing so. See “THE FIXED ACCOUNT” section in the prospectus and Appendix E in the prospectus for information regarding the Fixed Account.
Name	Fixed Account Term	Minimum Guaranteed Interest Rate[2]
Fixed Account	1 Year	1%
[2] The actual Minimum Guaranteed Interest Rate for your Contract is the amount shown in the Fixed Account Rider attached to your Contract and applies only to amounts in the Fixed Account.
Item 26(c). Changes in, and Disagreements with, Accountants [Line Items]
Changes in, and Disagreements with, Accountants [Text Block]	None.
Item 31A. Non-Variable Annuities [Line Items]
Non-variable Annuities [Table Text Block]	Item 31A.Information About Contracts with Index-Linked Options and Fixed Options Subject to a Contract Adjustment (a)The information in the table below is as of December 31, of the prior calendar year.
Name of the Contract	Number of Contracts outstanding	Total Value attributable to the Index-Linked Option and/or Fixed Option subject to a Contract Adjustment	Number of Contracts Sold during the prior calendar year	Gross Premiums received during the prior calendar year	Amount of Contract value redeemed during the prior calendar year	Combination Contract (Yes/No)
Brighthouse Shield Level Pay Plus® II Annuity	3,700	$1,148,859,658	2,583	$783,632,628	$14,420,164	No
Brighthouse Shield Level Pay Plus® II Advisory Annuity	41	$10,684,698	34	$10,052,049	$963,808	No
(b)See Exhibit (r)(i) and (r)(ii).
Non-variable Annuities [Line Items]
Non-variable Annuities, Name	Brighthouse Shield Level Pay Plus® II Advisory Annuity
Non-variable Annuities, Number Outstanding	41
Non-variable Annuities, Total Value	$ 10,684,698
Non-variable Annuities, Number Sold	34
Non-variable Annuities, Gross Premiums	$ 10,052,049
Non-variable Annuities, Value Redeemed	$ 963,808
Brighthouse Shield Level Pay Plus II Advisory | Standard Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]	Standard Death Benefit If you are age 81 or older at the Issue Date of your Contract, the standard death benefit is the Account Value. If you are age 80 or younger at the Issue Date of your Contract, the standard death benefit will be the Return of Premium death benefit which is the greater of: (1)your Account Value (which may be based on the Interim Values of the Shield Options); or (2)your Purchase Payment, reduced proportionally by the percentage reduction in Account Value of the Shield Option(s), the Fixed Account, and the Holding Account for each partial withdrawal (including any withdrawals to pay advisory fees). If a non-natural person owns the Contract, then the Annuitant will be deemed to be the Owner for purposes of determining the Death Benefit Amount. If Joint Owners are named, the age of the oldest Joint Owner will be used to determine the Death Benefit. If the Owner is a natural person and the Owner is changed to someone other than a spouse, the Death Benefit Amount will be determined as defined above; however, for the Return of Premium death benefit, subsection (2) will be changed to provide as follows: “the Account Value as of the effective date of the change of Owner, reduced proportionally by the percentage reduction in Account Value of the Shield Option(s), the Fixed Account, and the Holding Account for each partial withdrawal (including any withdrawals to pay advisory fees) made after such date.” In the event that a Beneficiary who is the spouse of the Owner elects to continue the Contract in his or her name after the Owner dies, the Death Benefit Amount for the Return of Premium death benefit, will be determined in accordance with (1) or (2) above. The Death Benefit Amount cannot be withdrawn as a lump sum prior to the death of the Owner (or Annuitant where the Owner is a non-natural person). The current Death Benefit Amount will appear on any reports that are sent to you. The death benefit terminates (a) upon termination of the Contract; (b) when the entire Account Value is applied to an Annuity Option; or (c) when the Account Value is reduced to zero. See Appendix D for examples of the Return of Premium death benefit.
Brighthouse Shield Level Pay Plus II Advisory | Brighthouse Pay Plus Rider - GLWB Rider
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Other Amount), Maximum [Percent]	2.00%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Brighthouse Pay Plus Rider (GLWB rider)
Purpose of Benefit [Text Block]	Guarantees lifetime income in an amount equal to the Annual Benefit Payment each year, regardless of market performance, subject to the conditions of the rider.
Optional Benefit Expense (of Other Amount), Maximum [Percent]	2.00%
Brief Restrictions / Limitations [Text Block]	●Automatically issued with Contract.●Cannot be voluntarily cancelled by you.●See GLWB Supplement for the current Rider Fee Rate and other terms applicable to your Contract.●For the Market Growth with Rollup version of the GLWB rider, the Rollup Rate is applied to the GLWB Base before the Rider Charge is deducted.●Certain circumstances will terminate the rider. If the rider is terminated, it cannot be reinstated.●Annual Benefit Commencement Date may not occur before (i) the Earliest Annual Benefit Commencement Date, and (ii) the Lifetime Withdrawal Age specified in the applicable GLWB Supplement.●Investment restrictions may apply after the Annual Benefit Commencement Date. See the applicable GLWB Supplement.●Payments under the rider may be subject to taxes.●Payments from the Shield Options during a Term will be based on Interim Values.●Early and Excess Withdrawals will be subject to taxes and tax penalties.●Early and Excess Withdrawals will reduce the payments under the GLWB rider, perhaps significantly; or, if such withdrawals reduce the Account Value to zero, eliminate the guarantee.●All withdrawals (including payments under the GLWB rider and Rider Charges) will reduce the death benefit, perhaps significantly.
Name of Benefit [Text Block]	Brighthouse Pay Plus Rider (GLWB rider)
Brighthouse Shield Level Pay Plus II Advisory | Account Value Death Benefit
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Account Value Death Benefit (Standard Death Benefit)
Purpose of Benefit [Text Block]	Pays a death benefit equal to the Account Value
Brief Restrictions / Limitations [Text Block]	●Only available during the Accumulation Period.●For Owners aged 81 or older on the Issue Date of your Contract.●Account Value may reflect an Interim Value calculation for the Shield Options, which may be less than the Investment Amount.●Withdrawals will reduce the death benefit, perhaps significantly, and such reductions could be greater than the amount withdrawn.
Name of Benefit [Text Block]	Account Value Death Benefit (Standard Death Benefit)
Brighthouse Shield Level Pay Plus II Advisory | Return of Premium Death Benefit
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Return of Premium Death Benefit (Standard Death Benefit)
Purpose of Benefit [Text Block]	Pays a death benefit equal to the greater of your Account Value or your Purchase Payment (adjusted for any withdrawals, including withdrawals to pay advisory fees)
Brief Restrictions / Limitations [Text Block]	●Only available during the Accumulation Period.●For Owners aged 80 or younger on the Issue Date of your Contract.●Account Value may reflect an Interim Value calculation for the Shield Options, which may be less than the Investment Amount.●Withdrawals will reduce the death benefit, perhaps significantly, and such reductions could be greater than the amount withdrawn.
Name of Benefit [Text Block]	Return of Premium Death Benefit (Standard Death Benefit)
Calculation Method of Benefit [Text Block]	Appendix D Return of Premium Death Benefit Example The purpose of this example is to illustrate the operation of the Return of Premium death benefit. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the allocation made by an Owner and the Index Performance for the Shield Options chosen. The examples do not reflect the deduction of fees and charges, if any, or income taxes and tax penalties. Return of Premium Death Benefit The purpose of this example is to show how partial withdrawals reduce the Return of Premium death benefit proportionally by the percentage reduction in Account Value of the Shield Option(s) and the Fixed Account for each partial withdrawal.
		Date	Amount
A	Purchase Payment	Issue Date	$100,000
B	Account Value	First Contract Anniversary	$90,000
C	Death Benefit	First Contract Anniversary	$100,000 (= greater of A and B)
D	Withdrawal	One Day after the First Contract Anniversary	$9,000
E	Percentage Reduction in Account Value	One Day after the First Contract Anniversary	10% (= D/B)
F	Account Value after Withdrawal	One Day after the First Contract Anniversary	$81,000 (= B-D)
G	Purchase Payment Reduced for Withdrawal	One Day after the First Contract Anniversary	$90,000 (= A-(A × E))
H	Death Benefit	One Day after the First Contract Anniversary	$90,000 (= greater of F and G)
Notes to Example. Purchaser is age 60 at issue. The Account Values on the First Contract Anniversary and One Day after the First Contract Anniversary are assumed to be equal prior to the withdrawal.
Brighthouse Shield Level Pay Plus II Advisory | Systematic Withdrawal Program
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Systematic Withdrawal Program
Purpose of Benefit [Text Block]	Allows you to receive automatic processing of your Annual Benefit Payments under the GLWB rider on or after the Annual Benefit Commencement Date
Brief Restrictions / Limitations [Text Block]	●Each payment must be at least $100.●A minimum of $500 must be distributed each Contract Year.●Withdrawals may only be on a monthly, quarterly, semi-annual, or annual basis.●Program withdrawals cannot exceed the Annual Benefit Payment each Contract Year.●Withdrawals outside the program may be Excess Withdrawals.●Program withdrawals may be subject to taxes and tax penalties.●Program withdrawals from the Shield Options during a Term will be based on Interim Values.●We reserve the right to change the required minimum or the availability of this program.
Name of Benefit [Text Block]	Systematic Withdrawal Program
Brighthouse Shield Level Pay Plus II Advisory | General Death Benefit Provisions
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]	General Death Benefit Provisions If the Beneficiary under a Qualified Contract is the Annuitant’s spouse, the tax law generally allows distributions to begin by the year in which the Annuitant would have been required to begin taking distributions (which may be more or less than ten years after the Annuitant’s death). (See “FEDERAL TAX CONSIDERATIONS” for a discussion of the tax law requirements applicable to distributions from Qualified Contracts). The Death Benefit Amount is determined as of the end of the Business Day on which we receive both due proof of death and an acceptable election for the payment method. Where there are multiple Beneficiaries, the death benefit will be determined as of the time the first Beneficiary submits the necessary documentation in Good Order. The Death Benefit Amount remains in the Contract until each of the other Beneficiaries submits the necessary documentation in Good Order to claim his/her death benefit. Any Death Benefit Amounts held in the Contract on behalf of the remaining Beneficiaries will remain in the existing Shield Options and/or the Fixed Account and are subject to fluctuation in value. This risk is borne by the Beneficiaries. There is no additional death benefit guarantee. See “Death Benefit Under the GLWB Rider” under the “LIVING BENEFIT” section for more detailed explanations of how the death benefit is treated under the GLWB. For the Return of Premium death benefit, if the Beneficiary chooses to continue the Contract, any excess of the Death Benefit Amount over the Account Value will be allocated to the Fixed Account. If the Fixed Account is not available, any excess amount of the Death Benefit Amount over the Account Value will be allocated into the Holding Account, unless otherwise instructed by the Beneficiary. Upon the death of either Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary, unless instructed otherwise. If we are presented with Notice of your death before any requested transaction is completed, we will cancel the request. As described above, the death benefit will be determined when we receive both due proof of death and an election for the payment method. We will pay interest on any delayed death benefit payments in accordance with the laws and regulations in effect under the applicable state law. Controlled Payout You may elect to have the death benefit proceeds paid to your Beneficiary in the form of Annuity Payments for life or over a period of time that does not exceed your Beneficiary’s life expectancy, subject to applicable tax law requirements. This election must be in writing in a form acceptable to us. You may revoke the election only in writing and only in a form acceptable to us. Upon your death, the Beneficiary cannot revoke or modify your election. The Controlled Payout is only available to Non-Qualified Contracts. Death of Owner During the Accumulation Period The death benefit will be paid to your Beneficiary(ies) upon your death, or the first death of a Joint Owner. If the Contract is owned by a non-natural person, the Annuitant will be deemed the Owner in determining the death benefit. If there are Joint Owners, the age of the older Owner will be used to determine the death benefit. Death Benefit Options In the event an Owner (or the Annuitant, where the Owner is not a natural person) dies during the Accumulation Period, a Beneficiary must choose payment of the death benefit under one of the options below (unless the Owner has previously made the election or due to the requirements of the Code). The death benefit options available under the Contract include the following and any other options acceptable to you and us: (a)Option 1—lump sum payment in cash; or (b)Option 2—payment of death benefit under an Annuity Option or other periodic payment option acceptable to us (if permitted by the Code) in substantially equal periodic payments (made at least annually) over the lifetime of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary with distribution beginning within one (1) year of the date of death of the Owner or the first Joint Owner to die. Any portion of the death benefit not applied within one (1) year of the date of the Owner’s or Joint Owner’s death must be distributed within five (5) years of the date of death. For Non-Qualified Contracts, payment must begin within one year of the date of death. For Qualified Contracts, payment must begin no later than the end of the calendar year immediately following the year of death. We may also offer a payment option, for both Non-Qualified Contracts and certain Qualified Contracts, under which your Beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of RMDs that are taken as withdrawals from Individual Retirement Accounts. Such payment option may be limited to certain categories of beneficiaries. If this option is elected, we will issue a new contract to your Beneficiary in order to facilitate the distribution of payments. Upon the death of your Beneficiary, the death benefit would be required to be distributed in accordance with applicable tax law requirements. In some cases, this will require that the proceeds be distributed more rapidly than the method of distribution in effect at the time of your Beneficiary’s death. (See “FEDERAL TAX CONSIDERATIONS.”) If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within seven (7) days. All options must comply with applicable federal income tax rules. The tax rules are complex and differ for Non-Qualified Contracts and Qualified Contracts. As a general matter, the entire death benefit must be paid within five (5) years (or in some cases 10 years for Qualified Contracts) of the Owner’s date of death unless an exception applies. You should consult your tax adviser about the tax rules applicable to your situation. Beneficiary Continuation Options. We offer two types of Beneficiary Continuation Options during the Accumulation Period: the Spousal Continuation and Non-Spousal Beneficiary Continuation Options described below. We must receive Notice of the election of one of these Beneficiary Continuation Options by the end of the 90th day after we receive Notice of due proof of death. If the surviving spouse qualifies for Spousal Continuation and has not chosen one of the death benefit options above by the end of the 90 day period, the Spousal Continuation Option will be automatically applied on the 90th day. If a Non-Spousal Beneficiary qualifies for Non-Spousal Beneficiary Continuation and has not chosen one of the death benefit options above by the end of the 90 day period, the Non-Spousal Beneficiary Continuation Option will be automatically applied on the 90th day. Spousal Continuation. If the Owner dies during the Accumulation Period, the spouse may choose to continue the Contract in his or her own name, to the extent permitted by law, and exercise all of the Owner’s rights under the Contract. Upon such election the Account Value will be adjusted to an amount equal to the Death Benefit Amount determined upon such election and receipt of due proof of death of the Owner. Any excess of the Death Benefit Amount over the Account Value will be allocated to the Fixed Account. If the Fixed Account is not available, any excess amount of the Death Benefit Amount over the Account Value will be allocated into the Holding Account, unless otherwise elected by the spouse. See “Spousal Continuation” under the “LIVING BENEFIT” section for additional details. Spousal continuation will not satisfy minimum required distribution rules for Qualified Contracts other than IRAs. (See “FEDERAL TAX CONSIDERATIONS.”) Non-Spousal Beneficiary Continuation. A Beneficiary who is not a spouse generally can choose to continue a Non-Qualified Contract until the fifth anniversary of the Owner’s death, and a Qualified Contract generally until the tenth anniversary of the Owner’s death. The Contract can be continued by a Beneficiary only if his or her share of the death benefit is at least equal to the Minimum Account Value. If the Beneficiary continues the Contract under this provision his or her share will not be paid. It will instead be continued in the Contract on the date we determine the Death Benefit Amount. Such Beneficiary will have the right to make partial and full withdrawals of his/her share of the Contract. Such Beneficiary will also have the right to make transfers at the Term End Date or the Fixed Account Term End Date. During the continuation period the Beneficiary can choose to receive his/her share of the Contract in a single lump sum payment or, to the extent permitted by the Code, apply it to an Annuity Option or other option acceptable to us that must be payable for the life of the Beneficiary or for a term no longer than the life expectancy of the Beneficiary starting within one (1) year after the death of the Owner. On the fifth anniversary of the death of a Non-Qualified Contract Owner, (or generally the tenth anniversary of the death of a Qualified Contract Owner), any Beneficiary will be paid his/her share of the Account Value that has not been applied to an Annuity Option or other settlement option permissible under the Code, in a single lump sum payment and the Contract will terminate. Note: A Beneficiary who is not a spouse may continue the Contract; however, the GLWB rider will terminate. See “Death Benefit Under the GLWB Rider” under the “LIVING BENEFIT” section for more detailed explanations of how the death benefit is treated under the GLWB.
Brighthouse Shield Level Pay Plus II Advisory | Living Benefit GLWB
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]	Guaranteed Lifetime Withdrawal Benefit Currently we offer two variations of the Brighthouse Pay Plus Rider: Market Growth and Market Growth with Rollup (see “GLWB rider Variations” below.) If you have attained the Lifetime Withdrawal Age and reached the Earliest Annual Benefit Commencement Date, as specified in your GLWB Supplement, you may establish the Annual Benefit Commencement Date and begin taking withdrawals under the GLWB rider immediately or at a later time; however, any withdrawals taken prior to the Annual Benefit Commencement Date will reduce the GLWB Base and Net Purchase Payment Amount (for Market Growth with Rollup only) (see “Managing Your Withdrawals” below). The GLWB rider cannot be cancelled but will be terminated as stated below (see “Termination of the GLWB Rider” below). Rider Charge The Rider Charge for the GLWB rider is equal to the Rider Fee Rate, a percentage that is specified in the GLWB Supplement and will not change with respect to your specific Contract, multiplied by the GLWB Base. The Rider Charge is deducted from your Account Value for the prior Contract Year on the Contract Anniversary prior to taking into account any Automatic Step-Up. For Market Growth with Rollup, the Rollup Rate, if applicable to the previous Contract Year, is applied before deducting any Rider Charge and before taking into account any Automatic Step-Up occurring on such Contract Anniversary. We deduct the Rider Charge from each applicable Shield Option, the Fixed Account, and the Holding Account in the same ratio the portion of the Account Value in such Shield Option, Fixed Account, and Holding Account bears to the total Account Value. The Rider Charge compensates us generally for the costs and risks we assume in providing the benefit. If you make a total withdrawal of your Account Value (because of an Early Withdrawal or an Excess Withdrawal), elect to receive Annuity Payments under your Contract, change the Owner or Joint Owner (or Annuitant, if the Owner is a non-natural person) or assign your Contract, a portion of the Rider Charge will be assessed based on the number of full months from the last Contract Anniversary to the date of the withdrawal, the beginning of Annuity Payments, the change of Owner/Annuitant, or the assignment. If the GLWB rider is terminated because of the death of the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract), no Rider Charge will be assessed based on the period from the last Contract Anniversary to the date the termination takes effect. There are other circumstances in which we will terminate the GLWB rider (see “Termination of the GLWB Rider” below). If the GLWB rider is terminated before your Annual Benefit Commencement Date, you will have paid for the GLWB rider without receiving any lifetime income payments. In such circumstances, the Rider Charge for the GLWB will not be refunded. On a Contract Anniversary during a multi-year Term, the Rider Charge will be deducted from the Interim Values of the Shield Options. The purpose of the following example is to illustrate how the Rider Charge is deducted from your Account Value. Assume you make a Purchase Payment of $100,000 and you have reached your Annual Benefit Commencement Date, resulting in a Withdrawal Rate of 5% and an Annual Benefit Payment of $5,000 (i.e., $100,000 x 5%). At the first Contract Anniversary, assume that your Account Value (prior to the deduction of the Rider Charge) has decreased to $80,000 due to the withdrawal and poor market performance. The Rider Charge, which is equal to the Rider Fee Rate that is specified in GLWB Supplement and applied to the GLWB Base on the Contract Anniversary, is then deducted from the Account Value. If the Rider Fee Rate was 1.25% this would result in a Rider Charge of $1,250 (1.25% x $100,000 GLWB Base) which would be deducted from the Account Value, resulting in an ending Account Value of $78,750 ($80,000 - $1,250). The GLWB Base would remain at $100,000. At the second Contract Anniversary, assume your Account Value (prior to the deduction of the Rider Charge) has further decreased to $72,000 due to the withdrawal and poor market performance. Even though the Account Value has decreased again, the GLWB Base remains at $100,000. This would result in the Rider Charge still being $1,250, which would be deducted from the Account Value, resulting in an ending Account Value of $70,750 ($72,000 - $1,250). Summary of the GLWB rider Note: The following section provides a summary of how the GLWB rider works. A more detailed explanation of the operation of the GLWB rider is provided in the section below called “Operation of the GLWB rider.” The GLWB rider guarantees that you will receive lifetime income in an amount equal to the Annual Benefit Payment each year, subject to the conditions described in “Operation of the GLWB rider” below (including the condition that withdrawals that are Early Withdrawals or Excess Withdrawals will reduce the payments under the guarantee or, if such withdrawals reduce the Account Value to zero, eliminate the guarantee). Payments under the GLWB rider that are taken from the Shield Options during a multi-year Term will be deducted from the Interim Values of the Shield Option and may reduce your Account Value and death benefit by a value greater than the amount withdrawn. Such ongoing deductions may have an adverse effect on Contract Value. If you intend to take such payments, you should consult with a financial advisor about whether this Contract is appropriate for you. The GLWB rider does not guarantee lifetime income if your Account Value is reduced to zero due to an Early Withdrawal or an Excess Withdrawal (see “Managing Your Withdrawals” below). Under the GLWB rider, the manner in which the Annual Benefit Payment is calculated depends on your Account Value. If the Account Value is greater than zero, your Annual Benefit Payment is calculated as a percentage of your GLWB Base, by multiplying your GLWB Base by a specified withdrawal rate (the “Withdrawal Rate”). When the Account Value is greater than zero, the Annual Benefit Payment represents the maximum amount that may be withdrawn in the current Contract Year without resulting in a proportional adjustment (i.e., a percentage reduction) to the GLWB Base and Net Purchase Payment Amount. However, if your Account Value is reduced to zero, your GLWB Base is multiplied by another specified withdrawal rate (the “Lifetime Guarantee Rate”) to determine your Annual Benefit Payment. In such circumstances—i.e., if Account Value is reduced to zero—the Annual Benefit Payment is limited to the amount calculated as a percentage of your GLWB Base, using the Lifetime Guarantee Rate—and not the Withdrawal Rate. The Withdrawal Rates and the Lifetime Guarantee Rates may be different; the rates are identified in the GLWB Supplement. It is important to consider that after your Account Value is reduced to zero, the payments made to you may be less than the annual amounts that were available for withdrawal before the Account Value was reduced to zero. The GLWB Base and Net Purchase Payment Amount will be reduced for any Early Withdrawals or any Excess Withdrawals. In any event, withdrawals under the GLWB rider will reduce your Account Value and death benefit. It is important to recognize that the GLWB Base is not available to be taken as a lump sum or paid as a death benefit and does not establish or guarantee your Account Value. GLWB Rider Variations. We currently offer two variations of the GLWB rider: Market Growth and Market Growth with Rollup. When you purchase the Contract, you must choose either Market Growth or Market Growth with Rollup. The Withdrawal Rates, Lifetime Guarantee Rates, and availability of a Rollup Rate will vary depending on the variation you choose. Depending on your expectations and preferences, you can choose the variation that best meets your needs. Market Growth with Rollup will generally have lower Withdrawal Rates and Lifetime Guarantee Rates than Market Growth. • Market Growth: offers an Automatic Step-Up each Contract Anniversary (subject to the conditions described in “Automatic Step-Up” below); or • Market Growth with Rollup: offers a Rollup Rate increase each Contract Anniversary for the first 10 Contract Years (see “Rollup Rate (for Market Growth with Rollup only)” below) and an Automatic Step-Up each Contract Anniversary (if the Account Value exceeds the GLWB Base after we apply the Rollup Rate, as further described in “Automatic Step-Up” below). For both variations, if you elect Joint Life and any Owner (or the Annuitant, if the Owner is a non-natural person) dies on or after the Annual Benefit Commencement Date, Annual Benefit Payments will remain available only if the decedent’s surviving spouse continues the Contract pursuant to the Spousal Continuation provision (see “Spousal Continuation”). GLWB Supplement The GLWB Supplement that must accompany this prospectus contains the Rider Fee Rate (for determining the Rider Charge), Withdrawal Rates, Lifetime Guarantee Rates, Lifetime Withdrawal Age, Earliest Annual Benefit Commencement Date, allocation options available after the Annuity Benefit Commencement Date, and Rollup Rate, if applicable, to your GLWB rider and Contract. The rates, Rider Fee Rate, Lifetime Withdrawal Age, Earliest Annual Benefit Commencement Date, and allocation options available after the Annual Benefit Commencement Date will not change with respect to your specific Contract, except that a particular Allocation Option may not be available for you to transfer your Investment Amount or Fixed Account Value into after a Term End Date or the Fixed Account Term End Date. Your financial advisor will give you a copy of the prospectus with the GLWB Supplement when you apply for a Contract. The GLWB Supplement does not change for a given purchaser once issued. You should not purchase the Contract without first obtaining the current GLWB Supplement. Once a GLWB Supplement is effective, it will remain in effect until it is superseded at any time when we publish a new GLWB Supplement. If we make any changes, we will supplement the prospectus at least seven calendar days before they take effect on our website at https://www.brighthousefinancial.com/products/annuities/shield-level-pay-plus-annuities/. The GLWB Supplement is also filed on EDGAR at www.sec.gov pursuant to Rule 497 under the Securities Act of 1933, as a 497 form type filing (File Number 333-282752). You can contact us to receive the GWLB Supplement applicable to your Contract by calling our Annuity Service Office at the toll-free telephone number provided in this prospectus. Historical rates, Rider Fee Rates, Lifetime Withdrawal Ages, Earliest Annual Benefit Commencement Dates, and allocation options available after the Annual Benefit Commencement Date under superseded GLWB Supplements will be added in an appendix to this prospectus. See Appendix I - Historical GLWB Terms. Operation of the GLWB The following section describes how the GLWB operates. When reading the following description of the operation of the GLWB rider (for example, the “GLWB Base” and “Annual Benefit Payment” sections), refer to the GLWB Supplement for the specific rates and other terms applicable to your GLWB rider. (See Appendix E for examples illustrating the operation of the GLWB.) Annual Benefit Commencement Date. The Annual Benefit Commencement Date is the date you start taking Annual Benefit Payment withdrawals as provided by the GLWB rider. In order to begin taking withdrawals under the GLWB rider, you must wait until the occurrence of both (i) the earliest specified date we will permit for your Annual Benefit Commencement Date (previously defined in this prospectus as the “Earliest Annual Benefit Commencement Date”), and (ii) the age you must attain before you may begin receiving GLWB rider benefits (previously defined in this prospectus as the “Lifetime Withdrawal Age”), both of which are specified on the GLWB Supplement. The Annual Benefit Commencement Date must be provided in a Notice to us at least 10 days before the date you start taking Annual Benefit Payment withdrawals and cannot be changed after the first Annual Benefit Payment is taken as provided by the GLWB rider. You may provide Notice to us up to 12 months in advance of your Annual Benefit Commencement Date. Any withdrawal taken prior to the Annual Benefit Commencement Date will be considered an Early Withdrawal and will reduce the GLWB Base and Net Purchase Payment Amount in the same proportion (i.e., the same percentage) that such withdrawal (including any withdrawals to pay advisory fees) reduces the Account Value. Covered Person. We determine benefits under this GLWB rider based on the life of a natural person(s) (“Covered Person”). The Covered Person is determined on the Issue Date and is the Owner, oldest Joint Owner, or Annuitant if the Contract is owned by a non-natural person. The Covered Person may not be changed. We calculate the benefit payments using rates based on a single life (“Single Life”) or joint lives (“Joint Life”), as specified in the GLWB Supplement. In the Notice establishing the Annual Benefit Commencement Date, the Covered Person must elect whether the Annual Benefit Payment will be calculated using the Single Life or Joint Life rates, specified in the GLWB Supplement. If Joint Life is elected in the Notice for the Annual Benefit Commencement Date, a Joint Covered Person must be added and is subject to the following: a) the Covered Person and the Joint Covered Person must be spouses; b) the age of the Joint Covered Person cannot be more than 10 years younger than the Covered Person; and c) the Joint Covered Person will be considered the primary Beneficiary, and any other Beneficiary will be treated as a contingent Beneficiary. The Joint Covered Person cannot be changed after the Annual Benefit Commencement Date. On or after the Annual Benefit Commencement Date upon death of the Covered Person, if the Joint Covered Person is no longer a spouse (e.g., due to divorce), the Joint Covered Person will not be eligible to receive benefits provided by the GLWB rider. Allocation Options Available After the Annual Benefit Commencement Date. After the Annual Benefit Commencement Date, you may transfer your Investment Amount at the end of each applicable Term to one or more of the available Shield Options or the Fixed Account, if available, that are listed as allocation options in the GLWB Supplement accompanying this prospectus. The Shield Options available after the Annual Benefit Commencement Date may vary from the Shield Options available before the Annual Benefit Commencement Date. After the Annual Benefit Commencement Date, there will always be at least one Shield Option available; however, we can add or discontinue any Shield Option. Consequently, a particular Shield Option may not be available for you to transfer your Investment Amount or Fixed Account Value (or if applicable Holding Account value) into after a Term End Date, the Fixed Account Term End Date, or a Contract Anniversary. (see “RISK FACTORS – GLWB Risks” and “ADDITION OR DISCONTINUANCE OF A SHIELD OPTION”). When a change is made to a Shield Option or an Index, or changed subsequent to the Issue Date, we will send a notification describing any changes to the Shield Option, as required by law. This change will take effect under your Contract as of the next Contract Anniversary for any allowable transfers into the Allocation Options After the Annual Benefit Commencement Date. GLWB Base. On the Issue Date, the initial GLWB Base is equal to the Purchase Payment. The GLWB Base is multiplied by the applicable Withdrawal Rate while the Account Value is greater than zero to determine your Annual Benefit Payment. The GLWB Base is multiplied by the applicable Lifetime Guarantee Rate to determine your monthly payment if your Account Value is reduced to zero and lifetime payments are to begin. Any withdrawals taken prior to the Annual Benefit Commencement Date will result in a proportional adjustment to the GLWB Base and Net Purchase Payment Amount. We refer to this type of withdrawal as an “Early Withdrawal.” Any withdrawals taken after the Annual Benefit Commencement Date that do not exceed or cause the cumulative withdrawals in the Contract Year to exceed, the Annual Benefit Payment, will not reduce the GLWB or Net Purchase Payment Amount. We refer to this type of withdrawal as a “Non-Excess Withdrawal.” If, however you take a withdrawal that exceeds the Annual Benefit Payment (or results in cumulative withdrawals for the current Contract Year that exceed the Annual Benefit Payment), then such withdrawal, and any subsequent withdrawals that occur in that Contract Year, will result in a proportional adjustment to the GLWB Base and Net Purchase Payment Amount. We refer to this type of withdrawal as an “Excess Withdrawal.” Depending on the relative amounts of the GLWB Base, Net Purchase Payment Amount and the Account Value, such proportional adjustment may result in a significant reduction to the GLWB Base and Net Purchase Payment Amount (particularly when the Account Value is lower than the GLWB Base and Net Purchase Payment Amount, and could have the effect of reducing or eliminating the total amount you are guaranteed to receive under the GLWB rider (see “Managing Your Withdrawals” below). Annual Benefit Payment. The Annual Benefit Payment begins with the Annual Benefit Commencement Date; prior to the Annual Benefit Commencement Date, there is no Annual Benefit Payment. The manner in which the Annual Benefit Payment is calculated depends on your Account Value. If the Account Value is greater than zero, your Annual Benefit Payment is calculated as a percentage of your GLWB Base, by multiplying your GLWB Base by a specified rate, the applicable Withdrawal Rate. Your Withdrawal Rate is determined at the Annual Benefit Commencement Date and cannot be changed. The Withdrawal Rate reflects the following factors: (a) your age on the Annual Benefit Commencement Date; (b) the Contract Year from the Issue Date on the Annual Benefit Commencement Date; and (c) Single Life or Joint Life, whichever is applicable. If Joint Life is elected, the age used will be the oldest Owner or joint Owner. The Withdrawal Rate, once determined, will not change for your Contract. If the GLWB Base is later recalculated (for example, because of the Automatic Step-Up or Excess Withdrawals), the Annual Benefit Payment is reset equal to the new GLWB Base multiplied by the Withdrawal Rate. If your Account Value is greater than zero, the Annual Benefit Payment represents the maximum amount that may be withdrawn in the current Contract Year without resulting in a proportional adjustment (i.e., a percentage reduction) to the GLWB Base and Net Purchase Payment Amount. However, if the Account Value is reduced to zero, the Annual Benefit Payment is calculated by multiplying your GLWB Base by another specified rate, the Lifetime Guarantee Rate. In such circumstances—i.e., if Account Value is reduced to zero—the Annual Benefit Payment is limited to the amount calculated as a percentage of your GLWB Base, using the Lifetime Guarantee Rate—and not the Withdrawal Rate. The Withdrawal Rates and Lifetime Guarantee Rates may be different; the rates are identified in the GLWB Supplement. As demonstrated in the GLWB Supplement, which sets forth a range of Lifetime Withdrawal Ages and Withdrawal Rates that apply to those ages, waiting to take your first withdrawal may result in a higher Withdrawal Rate. Each time a withdrawal is made in a Contract Year, we decrease the Annual Benefit Payment for that Contract Year by such withdrawal and the remaining amount is referred to as the “Remaining Annual Benefit Payment.” Any Remaining Annual Benefit Payment not withdrawn in a Contract Year is not available in later Contract Years. As long as your Account Value has not been reduced to zero, your Annual Benefit Payment equals the applicable Withdrawal Rate multiplied by the GLWB Base. You may choose to receive your Annual Benefit Payment through the optional Systematic Withdrawal Program (see “WITHDRAWAL PROVISIONS – Systematic Withdrawal Program”). While the GLWB rider is in effect, your withdrawals through the Systematic Withdrawal Program may not exceed your Annual Benefit Payment. There is no charge for the Systematic Withdrawal Program and you may terminate your participation at any time. It is important to note: • If your Account Value is reduced to zero on or after the Annual Benefit Commencement Date because you make a Non-Excess Withdrawal, we will first pay you any Remaining Annual Benefit Payment in effect at the time the Account Value is reduced to zero. Effective as of your next Contract Anniversary, we will then begin making monthly payments, using the applicable Lifetime Guarantee Rate in effect on your Annual Benefit Commencement Date (see the GLWB Supplement), for the rest of the Covered Person’s life and, if applicable, the Joint Covered Person’s life. If your Account Value is reduced to zero on or after the Annual Benefit Commencement Date because there are insufficient funds to deduct any Rider Charge from your Account Value, we will begin making monthly payments, using the applicable Lifetime Guarantee Rate in effect on your Annual Benefit Commencement Date (see the GLWB Supplement), for the rest of the Covered Person’s life and, if applicable, the Joint Covered Person’s life. • If your Account Value is reduced to zero prior to your Annual Benefit Commencement Date because there are insufficient funds to deduct any Rider Charge from your Account Value, we will begin making monthly payments to you for the rest of the Covered Person’s Life and, if applicable, the Joint Covered Person’s life, using the Lifetime Guarantee Rate specified on the GLWB Supplement. In such circumstances—and assuming you have reached the Lifetime Withdrawal Age and the Earliest Annual Benefit Commencement Date—the payments reflect the following factors: (a) your age when your Account Value is reduced to zero;* (b) the Contract Year from the Issue Date to when your Account Value is reduced to zero;** and (c) Single Life or Joint Life, whichever is applicable.*** * If you have not reached the Lifetime Withdrawal Age, then the Lifetime Guarantee Rate that corresponds with the Lifetime Withdrawal Age specified on the GLWB Supplement will apply in determining the foregoing (i.e., in lieu of (a) above). ** If you have not reached the Earliest Annual Benefit Commencement Date, then the Lifetime Guarantee Rate that corresponds with the Earliest Annual Benefit Commencement Date specified on the GLWB Supplement will apply in determining the foregoing (i.e., in lieu of (b) above). *** You may only elect Joint Life if your Contract has not been continued under Spousal Continuation. The purpose of the following example is to illustrate how the Lifetime Withdrawal Age is used if your Account Value is reduced to zero prior to the date you have selected as your Annual Benefit Commencement Date. Assume you are 55 years old when you purchase the Contract. Also assume that in the 11th Contract Year (i.e., at 66 years old), you have not established your Annual Benefit Commencement Date and, due to poor market performance and the deduction of Rider Charges, your Account Value has been reduced to zero. We will begin making monthly payments to you for the rest of the Covered Person’s life and, if applicable, the Joint Covered Person’s life, using the Lifetime Guarantee Rate. In this case, the Lifetime Guarantee Rate would be determined based on (a) age 66 (i.e., your age when your Account Value is reduced to zero), (b) the 11th Contract Year (i.e., the Contract Year from the Issue Date to when your Account Value is reduced to zero) and (c) the election of Single Life or Joint Life, whichever is applicable. • If your Account Value is reduced to zero due to an Early Withdrawal or because you make an Excess Withdrawal, lifetime payments are not available, no further benefits will be payable under the GLWB rider, and the GLWB rider and Contract will terminate. • Once Annual Benefit Payments after the Account Value is reduced to zero are made, no death benefit will be paid. • You should carefully consider when to begin taking withdrawals under the GLWB rider. If you begin taking withdrawals too soon, you may limit the value of the GLWB rider, because the Withdrawal Rate is determined at the Annual Benefit Commencement Date and cannot be changed. In addition, if you elected Market Growth with Rollup and begin taking withdrawals within the first ten Contract Years, the GLWB Base will no longer increase by the Rollup Rate. As demonstrated in the GLWB Supplement, which sets forth a range of Lifetime Withdrawal Ages and Withdrawal Rates that apply to those ages, waiting to take your first withdrawal may result in a higher Withdrawal Rate. If you delay taking withdrawals for too long, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using. Managing Your Withdrawals. It is important that you carefully manage your annual withdrawals. To retain the full guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. In other words, you should not take Excess Withdrawals. If you do take an Excess Withdrawal, we will recalculate the GLWB Base and, if applicable, the Net Purchase Payment Amount in the same proportion (i.e., the same percentage) that the withdrawal reduces the Account Value and reduce the Annual Benefit Payment to the new GLWB Base multiplied by the applicable Withdrawal Rate. In addition, you should not take Early Withdrawals. If you take an Early Withdrawal, we will recalculate the GLWB Base and the Net Purchase Payment Amount in the same proportion (i.e., the same percentage) that the withdrawal reduces the Account Value. These reductions caused by Early Withdrawals, and Excess Withdrawals, may be significant. You are still eligible to receive lifetime payments so long as the Excess Withdrawal or Early Withdrawal did not cause your Account Value to decline to zero. An Early Withdrawal or an Excess Withdrawal that reduces the Account Value to zero will terminate the Contract and lifetime payments will not be available. After the Annual Benefit Commencement Date, you can always make Non-Excess Withdrawals. However, if you choose to receive only a part of your Annual Benefit Payment in any given Contract Year, your Remaining Annual Benefit Payment does not carry over into subsequent Contract Years. For example, if your Annual Benefit Payment is 4% of your GLWB Base, you cannot withdraw 2% in one year and then withdraw 6% the next year without making an Excess Withdrawal in the second year. Income taxes and penalties may apply to your withdrawals. Automatic Step-Up. On each Contract Anniversary prior to the Contract Owner’s 91st birthday, an Automatic Step-Up will occur, provided that the Account Value on that date exceeds the GLWB Base immediately before the Automatic Step-Up. We will deduct the Rider Charge from the Account Value before we compare the Account Value to the GLWB Base. An Automatic Step-Up: • will increase the GLWB Base to the Account Value, after deducting the Rider Charge, on the date of the Automatic Step-Up regardless of whether or not you have taken any withdrawals; and • if the Automatic Step-Up occurs after the Annual Benefit Commencement Date, will increase the Annual Benefit Payment to equal the applicable Withdrawal Rate multiplied by the GLWB Base after the Automatic Step-Up. Rollup Rate (for Market Growth with Rollup only). On each Contract Anniversary during the first 10 Contract Years, if no withdrawals occurred in the previous Contract Year, the GLWB Base will be increased by an amount equal to the Rollup Rate (see the GLWB Supplement for your Rollup Rate) multiplied by the Net Purchase Payment Amount before such increase. The Rollup Rate, if applicable to the previous Contract Year, is applied before deducting any Rider Charge and before taking into account any Automatic Step-Up occurring on such Contract Anniversary (see “Automatic Step-Up” above). The Automatic Step-Up occurs if the Account Value exceeds the GLWB Base after the Rollup is applied. The GLWB Base will not be increased by the Rollup Rate: • if a withdrawal has occurred in the Contract Year ending immediately prior to that Contract Anniversary, or • after the 10th Contract Anniversary. Taxes. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1⁄2, a 10% Federal income tax penalty may apply. Tax Treatment. The tax treatment of withdrawals under the GLWB rider is uncertain. It is conceivable that the amount of potential gain could be determined based on the GLWB Base under the GLWB rider at the time of the withdrawal, if the GLWB Base is greater than the Account Value. This could result in a greater amount of taxable income reported under a withdrawal and conceivably a limited ability to recover any remaining basis if there is a loss on surrender of the contract. Consult your tax adviser prior to purchase. Ownership. If you, the Owner, are a natural person, you must also be the Annuitant. If a non-natural person owns the Contract, then the Annuitant will be considered the Owner in determining the issue age and Annual Benefit Payment. If Joint Owners are named, the age of the older Joint Owner will be used to determine the issue age and the Annual Benefit Payment. For the purposes of the Guaranteed Lifetime Withdrawal Benefit section of the Prospectus, “you” always means the Owner, older Joint Owner, or the Annuitant, if the Owner is a non-natural person. “You” also refers to the surviving spouse after continuation if continued under the Spousal Continuation Provision. Termination of the GLWB Rider. The GLWB rider cannot be cancelled but will terminate upon the earliest of: (1) the date of a full withdrawal of the Account Value that is: (a) an Early Withdrawal or Excess Withdrawal (a portion of the Rider Charge will be assessed); or (b) a Non-Excess Withdrawal (you are still eligible to receive the Annual Benefit Payment, provided the provisions and conditions of the rider have been met) (a portion of the Rider Charge will not be assessed); (2) the date you apply any portion of the Account Value to an Annuity Option (a portion of the Rider Charge will be assessed); (3) the date there are insufficient funds to deduct the Rider Charge from the Account Value (whatever Account Value is available will be applied to pay the Rider Charge and you are still eligible to receive the Annual Benefit Payment, provided the provisions and conditions of the GLWB rider have been met; however, you will have no other benefits under the Contract); (4) the death of the Contract Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person), except where the primary Beneficiary is the spouse and the spouse elects to continue the contract under the Spousal Continuation provisions of the Contract (see “DEATH BENEFIT—Death Benefit Options—Spousal Continuation”) and the GLWB rider (see “Spousal Continuation” below); (5) the death of the Owner after the first Spousal Continuation; (6) for contracts issued in all states other than California, a change of the Owner or Joint Owner for any reason, subject to our administrative procedures (a portion of the Rider Charge will be assessed); (7) the termination of the Contract to which the GLWB rider is attached, other than due to death as described above (a portion of the Rider Charge will be assessed); or (8) for contracts issued in all states other than California, the date you assign your Contract, subject to our administrative procedures (a portion of the Rider Charge will be assessed). Under our current administrative procedures, we will waive the termination of the GLWB rider if you assign a portion of the Contract under the following limited circumstances: if the new Owner or assignee assumes full ownership of the Contract and is essentially the same person or if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. Once the GLWB rider is terminated, the Rider Charge will no longer be deducted.
Calculation Method of Benefit [Text Block]	Appendix F Guaranteed Lifetime Withdrawal Benefit Examples The purpose of these examples is to illustrate the operation of the GLWB rider. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the allocation made by an Owner and the Index Performance for the Shield Options chosen. The examples do not reflect the deduction of fees and charges or income taxes and tax penalties. The GLWB rider does not establish or guarantee an Account Value or minimum return for any Shield Option. The GLWB Base cannot be taken as a lump sum. Values are rounded for display purposes only. GLWB Base The initial GLWB Base is equal to your initial Purchase Payment. The GLWB Base may increase by any Automatic Step-Ups, as described below. For Market Growth with Rollup, the GLWB Base may also increase by the Rollup Rate, if applicable. The GLWB Base may be reduced for certain types of withdrawals, as described below. A. Withdrawals Withdrawals Prior to the Annual Benefit Commencement Date There is no Annual Benefit Payment prior to the Annual Benefit Commencement Date, so any withdrawal (including any charges added to the Contract by Rider applicable to the withdrawal) that occurs prior to the Annual Benefit Commencement Date is an Early Withdrawal and will decrease the GLWB Base in the same proportion that the withdrawal reduces the Account Value. This proportional adjustment is calculated using the amount of the withdrawal divided by the Account Value prior to the withdrawal. Example: Assume you make an initial Purchase Payment of $100,000. Your initial Account Value would be $100,000 and your initial GLWB Base would be $100,000. Assume due to poor market performance your Account Value is reduced to $80,000 and you decide to make a $10,000 withdrawal. Since this withdrawal is made prior to the Annual Benefit Commencement Date, there will be a proportional adjustment to the GLWB Base. The proportional adjustment is equal to your withdrawal amount ($10,000) divided by your Account Value before such withdrawal ($80,000), which equals 12.5%. Your GLWB Base would be reduced to $87,500 ($100,000 reduced by 12.5%). Withdrawals After the Annual Benefit Commencement Date A “Non-Excess Withdrawal” is a withdrawal that does not exceed, or cause the cumulative withdrawals for the current Contract Year to exceed, the Annual Benefit Payment. Non-Excess Withdrawals do not reduce the GLWB Base, but reduce your Account Value by the amount of each withdrawal. An “Excess Withdrawal” is a withdrawal that exceeds, or causes the cumulative withdrawals for the current Contract Year to exceed, the Annual Benefit Payment. An Excess Withdrawal is the portion of a withdrawal (including any withdrawals to pay advisory fees) from the Account Value that causes the cumulative withdrawals to exceed the Annual Benefit Payment in that Contract Year and includes any subsequent withdrawals that occur in that Contract Year. Any Excess Withdrawal(s), and any subsequent withdrawals that occur in that Contract Year, will result in a proportional adjustment to the GLWB Base. The GLWB Base is multiplied by the applicable Withdrawal Rate while the Account Value is greater than zero to determine your Annual Benefit Payment. The GLWB Base is multiplied by the applicable Lifetime Guarantee Rate to determine your Annual Benefit Payment if your Account Value is reduced to zero and lifetime payments are to begin. Withdrawal and Lifetime Guarantee rates are based on the Covered Person’s age (or oldest Covered Person’s age for Joint Life election) at the time of commencement, the Contract Year from the Issue Date and the election of Single or Joint Life Income. Example: Assume you make an initial Purchase Payment of $100,000. Your initial Account Value would be $100,000 and your initial GLWB Base would be $100,000. Also assume the Withdrawal Rate is 5%, making your Annual Benefit Payment $5,000 ($100,000 x 5%). Non-Excess Withdrawals You decide to make a $5,000 withdrawal. Since this withdrawal is made after the Annual Benefit Commencement Date and does not exceed the Annual Benefit Payment of $5,000, your GLWB Base of $100,000 is not reduced by such withdrawal. Excess Withdrawals Assume due to poor market performance your Account Value is reduced from $100,000 to $80,000 and you decide to make a $10,000 withdrawal, which reduces your Account Value to $70,000 ($80,000 – $10,000). As noted above, also assume that the Withdrawal Rate is 5%, making your Annual Benefit Payment $5,000 ($100,000 (your GLWB Base) x 5%). Since your $10,000 withdrawal exceeds your Annual Benefit Payment of $5,000, there will be a proportional adjustment to your GLWB Base. The proportional adjustment is equal to the excess withdrawal amount ($5,000) divided by the Account Value before such withdrawal ($80,000), which equals 6.25%. Therefore, because 6.25% of $100,000 (the GLWB Base) is $6,250, the GLWB Base would be reduced by $6,250—i.e., from $100,000 to $93,750. In addition, after such withdrawal, the Annual Benefit Payment would be reset equal to $4,687.50 (5% x $93,750). B. Automatic Step-Up On each Contract Anniversary prior to your 91st birthday, an Automatic Step-Up will occur if the Account Value on that date exceeds the GLWB Base immediately before the Automatic Step-Up. An Automatic Step-Up: (1) increases the GLWB Base to the Account Value; and (2) increases the Annual Benefit Payment to equal the Withdrawal Rate multiplied by the GLWB Base after the Automatic Step-Up. We will deduct the Rider Charge from the Account Value before we compare the Account Value to the GLWB Base. Example: Assume you make a Purchase Payment of $100,000. Your initial Account Value would be $100,000 and your initial GLWB Base would be $100,000. Also assume you have reached your Annual Benefit Commencement Date resulting in a Withdrawal Rate of 5% and an Annual Benefit Payment of $5,000 ($100,000 x 5%). At the first Contract Anniversary, assume your Account Value, after deducting the Rider Charge, has increased to $110,000 due to good market performance. The Automatic Step-Up will increase the GLWB Base from $100,000 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 x 5%). At the second Contract Anniversary, assume your Account Value, after deducting the Rider Charge, has increased to $120,000 due to good market performance. The Automatic Step-Up will increase the GLWB Base from $110,000 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 x 5%). On the third through the eighth Contract Anniversaries, assume your Account Value does not exceed the GLWB Base due to poor market performance and no Excess Withdrawals are made. No Automatic Step-Up will take place on any of the third through eighth Contract Anniversaries. At the ninth Contract Anniversary, assume your Account Value, after deducting the Rider Charge, has increased to $150,000 due to good market performance, which is greater than the GLWB Base immediately before the Contract Anniversary. The Automatic Step-Up will increase the GLWB Base from $120,000 to $150,000 and reset the Annual Benefit Payment to $7,500 ($150,000 x 5%). C. Rollup Rate (for Market Growth with Rollup only) On each Contract Anniversary within the first ten Contract Years, if no withdrawals occurred in the previous Contract Year, the GLWB Base will be increased by an amount equal to the Rollup Rate multiplied by the Net Purchase Payment Amount before such increase. The GLWB Base will not be increased by the Rollup Rate if: (1) a withdrawal has occurred in the Contract Year ending immediately prior to that Contract Anniversary, or (2) after the first ten Contract Years. The Rollup Rate is applied before deducting any Rider Charge and before taking into account any Automatic Step-Up occurring on such Contract Anniversary. Example: Assume you make a Purchase Payment of $100,000. Your initial Account Value would be $100,000, your initial Net Purchase Payment Amount would be $100,000 and your initial GLWB Base would be $100,000. If your Rollup Rate is 5%, your GLWB Base will increase by 5% of the Net Purchase Payment Amount on each contract anniversary for the first ten Contract Years, provided that no withdrawals occur in the previous Contract Year. If a withdrawal is not taken in the first Contract Year, your GLWB Base would increase to $105,000 ($100,000 + ($100,000 x 5%)). If a withdrawal is taken in any Contract Year during the first ten Contract Years, the GLWB Base would not be increased by the Rollup Rate on the following Contract Anniversary. After the first ten Contract Years, the GLWB Base is not increased by the Rollup Rate. Illustrative GLWB Example The two graphs below are illustrations that incorporate several concepts of the GLWB rider. Please note: • Both graphs assume no withdrawals occur until after the Annual Benefit Commencement Date. • The second graph assumes no withdrawals occur until after the first ten Contract Years for Market Growth with Rollup. • Both graphs assume Account Value fluctuation in order to illustrate Automatic Step-Ups, followed by Account Value decline, reducing to zero in order to illustrate lifetime income payments. • The second graph shows the “GLWB Base had Automatic Step-Ups not occurred” for the purpose of illustrating the impact of Automatic Step-Ups only (i.e., GLWB Base only increased by the Rollup Rate).
Brighthouse Shield Level Pay Plus II Advisory | Living Benefit GLWB Death Benefit
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]	Death Benefit Under the GLWB Rider. • Death of an Owner Before the Annual Benefit Commencement Date Is Established. If we receive due proof of death of an Owner before we receive Notice establishing the Annual Benefit Commencement Date, the GLWB rider will terminate and the death benefit provision of your Contract will apply, unless the decedent’s surviving spouse continues the Contract pursuant to the Spousal Continuation provision. See “Spousal Continuation” below for additional details. • Death of the Covered Person On or After the Annual Benefit Commencement Date. If we receive due proof of death of the Covered Person on or after the Annual Benefit Commencement Date and Single Life was elected, the GLWB rider will terminate and the death benefit provision of your Contract and any death benefit made a part of your Contract will apply. If we receive due proof of death of the Covered Person on or after the Annual Benefit Commencement Date and Joint Life was elected, the decedent’s surviving spouse must continue the Contract in order to continue receiving Annual Benefit Payments. See “Spousal Continuation” below for additional details. • Death of the Joint Covered Person On or After the Annual Benefit Commencement Date. The GLWB rider will remain in force unless the death of the Joint Covered Person would cause the death benefit provision of the Contract to apply and Spousal Continuation does not occur under the terms of the Contract. Otherwise, the Annual Benefit Payment will continue to be based on the applicable Joint Life rates set forth in the GLWB Supplement. Note: We will not pay any death benefit to your Beneficiary if you are receiving monthly payments because your Account Value is reduced to zero. Spousal Continuation. Provided your spouse is not more than 10 years younger than you, if your spouse continues the contract under the Spousal Continuation provisions of the Contract, and the GLWB rider is in effect at the time of the continuation, then the same terms and conditions that applied to the Contract Owner under the GLWB rider will continue to apply to the surviving spouse, and the surviving spouse is guaranteed to receive lifetime income, subject to the conditions described in “Operation of the GLWB rider” and provided the GLWB rider is not terminated (see “Termination of the GLWB Rider” above). If your spouse is more than 10 years younger than you, your spouse may continue the Contract; however, the GLWB rider will terminate. If the Contract has been continued under Spousal Continuation and the Annual Benefit Commencement Date is not yet established, the new Owner will become the Covered Person and must provide Notice to us, at least 10 days in advance of the Annual Benefit Commencement Date, to establish the Annual Benefit Commencement Date and may only choose a Single Life option. If the Contract has been continued under Spousal Continuation after the Annual Benefit Commencement Date, then the Withdrawal Rate that applies after Spousal Continuation will be the same as the Withdrawal Rate in effect prior to Spousal Continuation. After the Annual Benefit Commencement Date, Spousal Continuation is only available if Joint Life was elected. If the GLWB is continued under Spousal Continuation and the Account Value is subsequently reduced to zero because of a Non-Excess Withdrawal, or because there are insufficient funds to deduct any Rider Charge from the Account Value, monthly payments will be made using the applicable Lifetime Guarantee Rate in effect on your Annual Benefit Commencement Date (see the GLWB Supplement) to your spouse (the new contract Owner) for the rest of his or her life. The GLWB will not terminate upon the first Spousal Continuation of the Contract; however, it will terminate upon any subsequent Spousal Continuations. Guaranteed Lifetime Withdrawal Benefit and Annuitization. If you extend your Maturity Date to the latest date permitted, and that date is reached, you must elect one of the following options: (1) annuitize the Account Value under the Contract’s annuity provisions., (2) if you are eligible for lifetime withdrawals under the GLWB, elect to receive the Annual Benefit Payment paid each year until your death (or the later of your or your spousal Beneficiary’s death); or (3) make a complete withdrawal of your Account Value. For more on changing or extending the Maturity Date or your options when you reach the Maturity Date, see “Maturity Date” in “ANNUITY PAYMENTS (THE ANNUITY PERIOD).” Required Minimum Distributions. For IRAs and other contracts subject to Section 401(a)(9) of the Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 72 (age 70½, if you were born on or before June 30, 1949). If your Contract is an IRA or other contract subject to Section 401(a)(9) of the Code, and the required distributions are larger than the Annual Benefit Payment, we will increase your Annual Benefit Payment to the required minimum distribution amount for the previous calendar year or for the current calendar year (whichever is greater). If: (1) you are enrolled in the Automated Required Minimum Distribution Program or in both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program; (2) you do not take additional withdrawals outside of these two programs; and (3) your Remaining Annual Benefit Payment for the Contract Year is equal to zero (note: this is only a condition under the following limited circumstances: (i) if you reach the end of the calendar year and (ii) your Annual Benefit Payment or Remaining Annual Benefit Payment was not already increased to equal the required minimum distribution amount); we will increase your Annual Benefit Payment by the amount of the withdrawals that remain to be taken in that Contract Year under the program or programs in which you are enrolled. This will prevent the withdrawal from exceeding the Annual Benefit Payment. See “Use of Automated Required Minimum Distribution Program and Systematic Withdrawal Program with GLWB” below. Use of Automated Required Minimum Distribution Program and Systematic Withdrawal Program with GLWB. Used with the GLWB rider, our Automated Required Minimum Distribution Program can help you fulfill minimum distribution requirements with respect to your Contract without reducing the GLWB Base and Net Purchase Payment Amount on a proportional basis. (Reducing the GLWB Base and Net Purchase Payment Amount on a proportional basis could have the effect of reducing or eliminating the guarantees of the GLWB rider.) The Automated Required Minimum Distribution Program calculates minimum distribution requirements with respect to your Contract and makes payments to you on a monthly, quarterly, semi-annual or annual basis. Alternatively, you may choose to enroll in both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program (see “WITHDRAWAL PROVISIONS— Systematic Withdrawal Program”). You may choose to do so to help you both fulfill minimum distribution requirements with respect to your Contract and facilitate automated processing of your Annual Benefit Payment You may only enroll in these programs on or after your Annual Benefit Commencement Date. In order to avoid taking withdrawals that could reduce the GLWB Base and Net Purchase Payment Amount on a proportional basis, withdrawals should not exceed the Annual Benefit Payment each Contract Year. Any amounts above the Annual Benefit Payment that need to be withdrawn to fulfill minimum distribution requirements can be paid out at the end of the calendar year. For example, if you enroll in the Systematic Withdrawal Program and elect to receive monthly payments equal to the Annual Benefit Payment, you should also enroll in the Automated Required Minimum Distribution Program and elect to receive your Automated Required Minimum Distribution Program on an annual basis, after the Systematic Withdrawal Program monthly payment in December. If additional amounts are paid out at the end of the calendar year to fulfill minimum distribution requirements, this will reduce the Remaining Annual Benefit Payment for the Contract Year. You should contact the Annuity Service Office to determine if your Systematic Withdrawal Payment amount needs to be adjusted to avoid an Excess Withdrawal that could reduce your GLWB Base and Net Purchase Payment Amount. The total withdrawals under the Systematic Withdrawal Program in the Contract Year cannot exceed an amount equal to the Annual Benefit Payment. If you enroll in either the Automated Required Minimum Distribution Program or both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program, you should not make additional withdrawals outside the programs. Additional withdrawals may result in the GLWB Base, Net Purchase Payment Amount, and Annual Benefit Payment being reduced. To enroll the Automated Required Minimum Distribution Program and/or the Systematic Withdrawal Program, please contact our Annuity Service Office.
Brighthouse Shield Level Pay Plus II Advisory | Interim Value
Item 2. Overview of the Contract [Line Items]
Overview, Investor Could Lose Money Due to Contract Adjustments if Amounts are Removed [Text Block]	You could lose a significant amount of money due to the Interim Value calculation if amounts are removed from a Shield Option or from the Contract.
Overview, Transactions Subject to Contract Adjustments [Text Block]	The Interim Value is the amount that is available for annuitization, death benefit payments, withdrawals (including Required Minimum Distributions (RMDs), withdrawals to pay advisory fees, and payments under the GLWB rider), Surrenders, and, on a Contract Anniversary, to determine any automatic Step-Up of the GLWB Base and to deduct the Rider Charge.
Item 3. Key Information [Line Items]
Key Information, Contract Adjustments if Amounts are Removed [Text Block]	Yes.If all or a portion of the Account Value is removed from a Shield Option or from the Contract before the end of a Term, we will apply an Interim Value calculation, which may be negative. In extreme circumstances, you could lose up to 100% of the value of your Shield Option if you make a withdrawal, Surrender, or otherwise remove amounts from the Shield Options before the Term End Date due to a negative Interim Value.For example, if you allocate $100,000 to a Shield Option with a 3-year Term, and later withdraw the entire amount before the Term has ended, you could lose up to $100,000 of your investment. This loss will be greater if you also have to pay taxes and tax penalties.Between the Term Start Date and the Term End Date, we use the Interim Value to calculate the amount that is available for (1) annuitization; (2) death benefits; (3) withdrawals (including RMDs, withdrawals to pay advisory fees, and payments under the GLWB rider); (4) Surrenders; or (5) if applicable, on a Contract Anniversary, to determine any automatic Step-Up of the GLWB Base and to deduct the Rider Charge.
Key Information, Maximum Loss Resulting from Negative Adjustment [Percent]	100.00%
Key Information, Example of Maximum Loss Resulting from Negative Adjustment [Text Block]	For example, if you allocate $100,000 to a Shield Option with a 3-year Term, and later withdraw the entire amount before the Term has ended, you could lose up to $100,000 of your investment. This loss will be greater if you also have to pay taxes and tax penalties.
Key Information, Example of Maximum Loss on One Hundred Thousand Dollars Resulting from Negative Adjustment	$ 100,000
Key Information, Transactions Subject to Contract Adjustment [Text Block]	No. Other than the Interim Value calculation, you will not be charged for other transactions.
Item 4. Fee Table [Line Items]
Transactions Subject to Contract Adjustment, Fee Table [Text Block]	An Interim Value adjustment is not an explicit charge. It is an adjustment that we use between the Term Start Date and the Term End Date to calculate the amount that is available for (1) annuitization; (2) death benefits; (3) withdrawals (including RMDs, withdrawals to pay advisory fees, and payments under the GLWB rider); (4) Surrenders; or (5) if applicable, on a Contract Anniversary, to determine any automatic Step-Up of the GLWB Base and to deduct the Rider Charge.
Contract Adjustment, Maximum Potential Loss Over Amount Withdrawn [Percent]	100.00%
Early Withdrawal Risk [Line Items]
Risk, Maximum Loss Resulting from Negative Contract Adjustment [Percent]	100.00%
Item 7. Charges and Adjustments [Line Items]
Contract Adjustment, Maximum Potential Loss [Percent]	100.00%
Contract Adjustment, Applicable Period [Text Block]	We calculate the Interim Value of each Shield Option on any Business Day other than the Term Start Date and Term End Date. If you request a full or partial withdrawal during a Term, the Withdrawal Amount will be deducted from the Interim Values of the Shield Options in which you are invested (unless you instruct us otherwise for a partial withdrawal). Withdrawals from the Shield Options during the Term will reduce the Interim Values of those Shield Options on a dollar-for-dollar basis by the portion of the Withdrawal Amount deducted from each Shield Option. We will pay you a net amount. The net amount payable to you is equal to the amount withdrawn, less Premium Tax and other taxes, if any. (See ‘WITHDRAWAL PROVISIONS” for more information.) Once a Shield Option reaches the Term End Date, there is no Interim Value, and the Performance Rate will be applied to the Investment Amount based off the Rate Crediting Type and applicable Shield Rate.
Contract Adjustment, Applicable Transaction [Text Block]	Nevertheless, you have the right under the Contract to make withdrawals, Surrender the Contract, and annuitize before the Term End Date.
Contract Adjustment, Manner Determined [Text Block]	The Interim Value assesses the fair value of the assets allocated to the Shield Option (Investment Amount) plus the current value of the portfolio of options utilized to replicate the performance of these Shield Options. The Interim Value for a Shield Option is equal to the sum of (1) and (2), where: (1) Is the market value of the Fixed Income Asset Proxy on the Business Day the Interim Value is calculated. (2) Is the current market value of the Derivative Asset Proxy. 1. The Fixed Income Asset Proxy is meant to represent the market value of the fixed income assets supporting each Shield Option. The Market Value Rate is the Constant Maturity Treasury (CMT) rate with a maturity equal to that of the Term. If a maturity of the CMT rate is not available that equals the Term, then the Market Value Rate will be linearly interpolated between the two closest available CMT maturities. The Market Value Rate will apply on a uniform basis for a class of Contract Owners in the same Shield Option and will be administered in a uniform and non-discriminatory manner. 2. The Derivative Asset Proxy is meant to represent an estimation of the market value of the possibility of gain or loss on the Term End Date. The value may be positive or negative. For each Shield Option, we solely designate and value options using the Black-Scholes Model, each of which is tied to the performance of the underlying Index associated with the Shield Option. We use derivatives to provide an estimate of the gain or loss on the Investment Amount allocated to the Shield Option that could occur on the Term End Date. This estimate also reflects the impact of the Cap Rate, Step Rate, Edge Rate, and Shield Rate at the end of the Term as well as the estimated cost of exiting the replicating options prior to the Term End Date. The valuation of the options is based on the Black-Scholes Model, which is one of the standard methods for valuing derivatives based on inputs from third party vendors. The methodology used to value these options is determined solely by us and may vary, higher or lower, from other estimated valuations or the actual selling price of identical derivatives. Any variance between our estimated fair value price and other estimated or actual prices may be different from Shield Option type to Shield Option type and may also change from day to day.
Contract Adjustment, Negative Effect Could be Greater than Value Withdrawn [Text Block]	A negative Interim Value could result in a loss beyond the protection of the Shield Rate. In extreme circumstances, you could lose up to 100% of the value of your Shield Option if you make a withdrawal, Surrender, or otherwise remove amounts from the Shield Options before the Term End Date.
Contract Adjustment, Impact of Adjustment on Interest Credited [Text Block]	Reductions to the Investment Amount will reduce the Interim Value for that Shield Option for the remainder of the Term, and, as a result, the positive interest, if any, credited to the remaining Investment Amount on the Term End Date will be less than if you had not taken a withdrawal.
Contract Adjustment, Relationship to Other Charges [Text Block]	There are many external factors that may impact the Interim Value including changes in the Indices, changes in the interest rate environment, and volatility.
Contract Adjustment, Purpose [Text Block]	The Interim Value is a calculated value that reflects the value of each Shield Option taking into account the applicable Shield Rate and Rate Crediting Type, current price of the underlying Index, the time remaining until the Term End Date, and the current value of the investments we have made to fund our obligations under the Shield Option. The Interim Value is an estimate of the current value of fixed income and derivative instruments we could purchase to assure our ability to meet our obligations to the Owner at a Term End Date. The Interim Value calculation is different than the calculation we use to calculate the Investment Amount for a Shield Option on the Term End Date. The Interim Value calculation is intended to protect the Company from losses on those fixed income and derivative instruments when amounts are withdrawn (or otherwise removed) from a Shield Option before the Term End Date. The Interim Value calculation transfers this risk from the Company to Contract Owners.
Contract Adjustment, Obtaining Current Value of an Adjustment [Text Block]	You may obtain your Interim Value on any Business Day by calling us at (888) 243-1932 or by accessing our website at www.brighthousefinancial.com.
Contract Adjustment, Current Value of an Adjustment Fluctuates [Text Block]	However, Interim Values fluctuate daily, and the current value(s) quoted may differ from the actual value(s) calculated.
Brighthouse Shield Level Pay Plus II Advisory | Fixed Account
Fixed Option Details [Line Items]
Fixed Option Details, Name	Fixed Account
Fixed Option Details, Description [Text Block]	THE FIXED ACCOUNT We may offer our Fixed Account as a funding option. The Fixed Account, if available, guarantees principal and interest during the Fixed Account Term (which will not be less than one (1) year). Interest will be compounded and credited daily to the Fixed Account Value during the Fixed Account Term at an annual effective interest rate declared by us. We guarantee that the annual effective interest rate credited to your Fixed Account Value will not be less than the current Minimum Guaranteed Interest Rate, which will not be less than 1%. Information about the features of the Fixed Account, including (i) its name, (ii) its Fixed Account Term, and (iii) its Minimum Guaranteed Interest Rate, is available in an appendix to this prospectus. See Appendix A – Investment Options Available Under the Contract. Please also refer to your Contract and Appendix E for more information. We will declare a new guaranteed interest rate for each subsequent Fixed Account Term, subject to the Minimum Guaranteed Interest Rate. At the Fixed Account Term End Date, the Fixed Account Value will automatically be renewed into the same Fixed Account Term, with the new interest rate, unless otherwise instructed by you during the Transfer Period. If the Fixed Account is not available at the end of the existing Fixed Account Term, these amounts will automatically transfer into the Holding Account at the end of the Fixed Account Term. There are two ways you may find out the new interest rate for the Fixed Account for a subsequent Fixed Account Term. Thirty (30) days before the current Fixed Account Term expires, we will send you notification, written or electronic depending on your selected preferences, stating your current Fixed Account Term is maturing and how you can obtain the new interest rate for the Fixed Account. You may also access our website at https://www.brighthousefinancial.com/products/rates/ where at least two months of renewal rates for the Rate Crediting Types and the interest rate for the Fixed Account are posted – i.e., for the current month and the following month.
Fixed Option Details, Interest Crediting [Line Items]
Fixed Option Details, Interest Crediting [Text Block]	Interest will be compounded and credited daily to the Fixed Account Value during the Fixed Account Term at an annual effective interest rate declared by us. We guarantee that the annual effective interest rate credited to your Fixed Account Value will not be less than the current Minimum Guaranteed Interest Rate, which will not be less than1%. Information about the features of the Fixed Account, including (i) its name, (ii) its Fixed Account Term, and (iii) its Minimum Guaranteed Interest Rate, is available in an appendix to this prospectus. See Appendix A – Investment Options Available Under the Contract.
Fixed Option Details, Term [Text Block]	We will declare a new guaranteed interest rate for each subsequent Fixed Account Term, subject to the Minimum Guaranteed Interest Rate. At the Fixed Account Term End Date, the Fixed Account Value will automatically be renewed into the same Fixed Account Term, with the new interest rate, unless otherwise instructed by you during the Transfer Period. If the Fixed Account is not available at the end of the existing Fixed Account Term, these amounts will automatically transfer into the Holding Account at the end of the Fixed Account Term.
Fixed Option Details, Minimum Guaranteed Interest Rate [Percent]	1.00%
Fixed Option Details, Maturity Notice [Flag]	true
Fixed Option Details, Investor Reallocation [Text Block]	There are two ways you may find out the new interest rate for the Fixed Account for a subsequent Fixed Account Term. Thirty (30) days before the current Fixed Account Term expires, we will send you notification, written or electronic depending on your selected preferences, stating your current Fixed Account Term is maturing and how you can obtain the new interest rate for the Fixed Account. You may also access our website at https://www.brighthousefinancial.com/products/rates/ where at least two months of renewal rates for the Rate Crediting Types and the interest rate for the Fixed Account are posted – i.e., for the current month and the following month.
Fixed Option Details, Notification of Availability [Text Block]	There are two ways you may find out the new interest rate for the Fixed Account for a subsequent Fixed Account Term. Thirty (30) days before the current Fixed Account Term expires, we will send you notification, written or electronic depending on your selected preferences, stating your current Fixed Account Term is maturing and how you can obtain the new interest rate for the Fixed Account.
Fixed Option Details, Other Material Features [Text Block]	THE HOLDING ACCOUNT There are certain circumstances where we will transfer amounts to the Holding Account. Please refer to your Contract and Appendix G for more information. Appendix E The Fixed Account See Appendix G for more information about the Holding Account The Fixed Account is a funding option that may be available and is part of BLIC’s General Account assets. These General Account assets include all assets of BLIC other than those held in the Separate Accounts sponsored by BLIC or its affiliates. Any interest in the Fixed Account is not a security under the Securities Act of 1933 and the Fixed Account is not registered under or regulated by the Investment Company Act of 1940. Accordingly, the Fixed Account is not offered by virtue of the prospectus. Disclosure regarding the Fixed Account and the General Account may, however, be subject to certain provisions of the Federal securities laws relating to the accuracy and completeness of statements made in the prospectus. Under the Fixed Account, BLIC assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. We guarantee that, at any time, the Fixed Account Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable Premium Taxes or prior withdrawals. Account Value allocated to the Fixed Account and any transfers made to the Fixed Account become part of BLIC’s General Account, which supports insurance and annuity obligations. Where permitted by state law, we reserve the right to restrict Investment Amounts into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the Minimum Guaranteed Interest Rate specified in your Contract. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, neither the Fixed Account nor the General Account is registered or regulated under the Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account. Investment income from the Fixed Account allocated to us includes compensation for risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time. We guarantee that for the life of the Contract interest credited to your Fixed Account Value during the Fixed Account Term beginning on the Issue Date will not be accumulated at less than the Minimum Guaranteed Interest Rate allowed by state law. The current Minimum Guaranteed Interest Rate applicable to any Contract will not be less than 1%. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the Minimum Guaranteed Interest Rate at our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the Minimum Guaranteed Interest Rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors. For renewals into the Fixed Account, the new guaranteed interest rate will be declared for each subsequent Fixed Account Term. At the Fixed Account Term End Date, the Fixed Account Value will automatically be renewed into the same Fixed Account Term, with the new interest rate, unless otherwise instructed by you. If the Fixed Account is not available at the end of the existing Fixed Account Term, these amounts will automatically transfer into the Holding Account at the end of the Fixed Account Term unless otherwise instructed by you to transfer into one or more available Shield Options. You have the Transfer Period to notify us that you want to transfer some or all of your Fixed Account Value to a new Shield Option(s). Fixed Account Value. We credit interest to the portion of the Account Value allocated to the Fixed Account. (See “Interest Crediting” below.) The Fixed Account is part of our General Account. We guarantee that the interest credited to your initial allocation to the Fixed Account during the Fixed Account Term beginning on the Issue Date will not be accumulated at less than the Minimum Guaranteed Interest Rate. Thereafter, we will declare an interest rate as of each subsequent Fixed Account Term and such rate will not be less than the Minimum Guaranteed Interest Rate. If the declared interest rate equals the Minimum Guaranteed Interest Rate, we reserve the right to restrict transfers and allocations into the Fixed Account. The initial Fixed Account Value is the amount initially allocated to the Fixed Account. Thereafter, the Fixed Account Value equals: (a) the initial Fixed Account Value or the Fixed Account Value on the most recent Contract Anniversary, as applicable, including any transfers; plus (b) any interest credited by us; less (c) the amount of any withdrawals (including any applicable Rider Charge and withdrawals to pay advisory fees); and less (d) any Premium Tax or other taxes, if applicable. Interest Crediting. Interest will be compounded and credited daily to the Fixed Account at an annual effective interest rate declared by us. Interest will be credited on amounts allocated to the Fixed Account through the effective date such amounts are withdrawn or transferred from the Fixed Account. Important terms that will help you understand this Appendix E: Fixed Account Term. The length of time over which the current Fixed Account interest rate is guaranteed. No Fixed Account Term will extend beyond the Annuity Date. The minimum Fixed Account Term depends on the date your Contract is issued but will not be less than one (1) year. Fixed Account Value. The Fixed Account Value at the end of the Fixed Account Term. Transfers. During the Accumulation Period you may only make a transfer to or from the Fixed Account and/or to or from a new Shield Option(s) during the Transfer Period. Once we receive allocation instructions from you, we will transfer the amounts in the Fixed Account to the Shield Option(s) on the next Contract Anniversary. The effective date of such transfer is the first day of the Fixed Account Term and/or a Term(s) in which the transfer is made.Appendix G The Holding Account The Holding Account is part of our General Account. You may not allocate your Purchase Payment or Account Value to the Holding Account. The Holding Account is a limited purpose account and only under certain circumstances will we transfer amounts to the Holding Account. If you have a Shield Option that has reached its Term End Date, the amount in that Shield Option will be automatically renewed into the same Shield Option unless you instruct us to transfer such amount into a different Shield Option(s) or the Fixed Account during the Transfer Period. If the same Shield Option is no longer available, the amount will automatically transfer into the Fixed Account at the Term End Date. If the Fixed Account is not available, the amount will automatically transfer into the Holding Account. If you are allocated to a Shield Option that will not be available at the end of the existing Term, we will send a notification, written or electronic depending on your selected preference, describing any changes to the Shield Option, as required by law. If the Fixed Account is not available, this notification will also inform you of the current interest rate for the Holding Account and that on the Term End Date, the amounts in the discontinued Shield Option will be transferred to the Holding Account, unless otherwise instructed by you. The amounts will remain in the Holding Account until you provide us with new allocation instructions. Once we receive allocation instructions from you, we will transfer the amounts in the Holding Account to the Shield Option(s) on the next Contract Anniversary. During the Transfer Period, we will allow you to make transfers, and we will treat the transfer as if it occurred on the Contract Anniversary. Before the amounts in the Holding Account are transferred into the Shield Option(s), you can change your allocation instructions. The Holding Account has its own Holding Account interest rate and interest is credited daily at an effective annual rate that we declare periodically. The Holding Account guaranteed minimum interest rate will not be less than 1%. The Holding Account guaranteed minimum interest rate can be found on your Contract Schedule. Your financial advisor can tell you the current and guaranteed minimum interest rate. We reserve the right to change the Holding Account interest rate. Thirty (30) days before the current Term expires, we will send you a notification, written or electronic depending on your selected preferences, indicating your maturing Shield Options and how you can obtain the new Cap Rates, Step Rates, and Edge Rates. You may also access our website at https://www.brighthousefinancial.com/products/rates/ where at least two months of renewal rates for the Rate Crediting Types, the Fixed Account and, if applicable, the interest rate for the Holding Account are posted – i.e., for the current month and the following month. See “RATE CREDITING TYPES.”
Fixed Option [Line Items]
Fixed Option Available, Name	Fixed Account
Fixed Option Available, Term	1 year
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	1.00%
Brighthouse Shield Level Pay Plus II Advisory | Shield 25
Index-Linked Option Market Risk [Line Items]
Index-Linked Option Risk, Lowest Maximum Loss Resulting from Negative Index Performance [Percent]	75.00%
Brighthouse Shield Level Pay Plus II Advisory | Shield 15
Index-Linked Option Market Risk [Line Items]
Index-Linked Option Risk, Maximum Loss Resulting from Negative Index Performance [Percent]	85.00%
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Crediting Methodology Example [Text Block]	For example, a -15% Index Performance with a 10% Shield Rate will result in a -5% Performance Rate (the amount of negative Index Performance that exceeds the Shield Rate), meaning that we will reduce the Investment Amount associated with the Shield Option by -5%. A -10% Index Performance with a 25% Shield Rate will result in a 0% Performance Rate (unless you have a Shield Option with Step Rate Edge) (negative Index Performance up to the Shield Rate is absorbed by us), meaning that we will not adjust the Investment Amount associated with the Shield Option. The Shield Rate may vary between Shield Options and, unless you have a Shield Option with a 1-year Term, is not an annual rate.In deciding whether to choose a Shield Option with a higher Shield Rate, you should consider that Shield Options with higher Shield Rates tend to have lower Cap Rates, Step Rates, and Edge Rates, as applicable, than Shield Options with lower Shield Rates that have the same Index and Term. Each Shield Option’s Shield Rate is guaranteed not to change for the life of the currently offered Shield Options. However, we may stop offering any of the Shield Options or add new Shield Options, so the Shield Rates offered under the Contract may change from one Term to the next. We do not guarantee that there will always be a Shield Option under the Contract that provides this minimum amount of downside protection; however, there will always be at least one Shield Option available with a minimum of 5% downside protection. We set the Shield Rates at our discretion. We consider various factors in determining the Shield Rates, including, but not limited to, market conditions, administrative expenses, regulatory requirements, general economic trends, and competitive factors.
Brighthouse Shield Level Pay Plus II Advisory | Shield 10
Index-Linked Option Market Risk [Line Items]
Index-Linked Option Risk, Highest Maximum Loss Resulting from Negative Index Performance [Percent]	90.00%
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Crediting Methodology Example [Text Block]	For example, a -15% Index Performance with a 10% Shield Rate will result in a -5% Performance Rate (the amount of negative Index Performance that exceeds the Shield Rate), meaning that we will reduce the Investment Amount associated with the Shield Option by -5%. A -10% Index Performance with a 25% Shield Rate will result in a 0% Performance Rate (unless you have a Shield Option with Step Rate Edge) (negative Index Performance up to the Shield Rate is absorbed by us), meaning that we will not adjust the Investment Amount associated with the Shield Option. The Shield Rate may vary between Shield Options and, unless you have a Shield Option with a 1-year Term, is not an annual rate.In deciding whether to choose a Shield Option with a higher Shield Rate, you should consider that Shield Options with higher Shield Rates tend to have lower Cap Rates, Step Rates, and Edge Rates, as applicable, than Shield Options with lower Shield Rates that have the same Index and Term. Each Shield Option’s Shield Rate is guaranteed not to change for the life of the currently offered Shield Options. However, we may stop offering any of the Shield Options or add new Shield Options, so the Shield Rates offered under the Contract may change from one Term to the next. We do not guarantee that there will always be a Shield Option under the Contract that provides this minimum amount of downside protection; however, there will always be at least one Shield Option available with a minimum of 5% downside protection. We set the Shield Rates at our discretion. We consider various factors in determining the Shield Rates, including, but not limited to, market conditions, administrative expenses, regulatory requirements, general economic trends, and competitive factors.
Brighthouse Shield Level Pay Plus II Advisory | Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	Yes. You can lose money by investing in the Contract.●The currently offered Shield Options provide that we will absorb losses at least equal to 10%, 15%, and 25%. Under these Shield Options, the maximum amount of loss you could experience due to negative index performance at the end of a Term, after taking into account these levels of protection, would be: 90% for 10% downside protection; 85% for 15% downside protection; and 75% for 25% downside protection.●We do not guarantee that there will always be a Shield Option under the Contract that provides this minimum amount of downside protection; however, there will always be at least one Shield Option available with a minimum of 5% downside protection.
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Risk of Loss There is a risk of substantial loss of your principal (unless you allocated your entire Purchase Payment to the Fixed Account) because you agree to absorb all losses at the end of the Term that exceed the Shield Rate for the Shield Options you select under the Contract. This means that if a negative Index Performance for a Shield Option you select exceeds the corresponding Shield Rate at the Term End Date, you will bear the portion of the loss that exceeds the Shield Rate. Between the Term Start Date and the Term End Date, annuitization, death benefit payments, withdrawals (including RMDs, withdrawals to pay advisory fees, payments under the GLWB rider, and the Rider Charge), Surrenders, and any automatic Step-Up of the GLWB Base will be based on the Interim Values of the Shield Options. To determine the Interim Value, we apply a formula which does not reflect the actual performance of the applicable Index, but rather a determination of the value of hypothetical underlying investments at the time of the Interim Value calculation. The Interim Value calculated may be less than the Investment Amount at the time the Interim Value is calculated even if the current Index Value is higher than it was on the Term Start Date. Additionally, the Shield Rate and the Rate Crediting Type only apply to amounts held in the investment until the Term End Date. This means that the Interim Value does not receive the protection from loss provided by the Shield Rate, or the application of the Rate Crediting Type. The Interim Value could be more or less than the amount you would receive had you held the Shield Option until the Term End Date, after the Performance Rate Adjustment. There is a substantial risk of loss in connection with transactions from the Shield Options before the Term End Date, as discussed below under “Effect of Withdrawals, Surrender, Annuitization or Death.” A negative Interim Value could result in a loss beyond the protection of the Shield Rate. In extreme circumstances, you could lose up to 100% of the value of your Shield Option if you make a withdrawal, Surrender, or otherwise remove amounts from the Shield Options before the Term End Date. Withdrawals from the Shield Options before a Term End Date could have adverse impacts even if the Index Value has increased at the time of the calculation because the withdrawal will not allow you to participate in the Index Performance for the Term with your entire Investment Amount. Amounts withdrawn before the end of the Term will not be credited with positive interest, if any, at the end of the Term. If you withdraw Account Value allocated to a Shield Option during a Term, the withdrawal will reduce the Investment Amount for that Shield Option by the same percentage that the Interim Value of that Shield Option was reduced by the withdrawal. A proportional reduction may be larger than the dollar amount of your withdrawal even if the Index Value has increased. Reductions to the Investment Amount will have an adverse impact on the Interim Value for that Shield Option for the remainder of the Term and, as a result, the positive interest, if any, credited to the remaining Investment Amount on the Term End Date will be less than if you had not taken a withdrawal.
Brighthouse Shield Level Pay Plus II Advisory | Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	No. The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.The Contract’s tax deferral and long-term income features are generally morebeneficial to investors who intend to hold the Contract for a long period of time and then use the Account Value for retirement savings or other long-term investment purposes.Amounts withdrawn from the Contract may result in taxes and tax penalties. Amounts removed from a Shield Option or from the Contract before the end of a Term may also result in a negative Interim Value and proportional reduction to the Investment Amount associated with the Shield Option, as well as loss of positive Index Performance.Withdrawals (including RMDs, withdrawals to pay advisory fees, payments under the GLWB rider, and the Rider Charge) will reduce your Account Value and the death benefit, perhaps significantly. The reduction may be more than the amount withdrawn.Withdrawals from the Shield Options during a Term will reduce the Investment Amount associated with the Shield Option by the same proportion that the Interim Value of that Shield Option is reduced by the withdrawal. The proportionate reduction could be greater than the amount withdrawn even if the Index Value has increased. Reductions to the Investment Amount will reduce the Interim Value for that Shield Option for the remainder of the Term, and, as a result, the positive interest, if any, credited to the remaining Investment Amount on the Term End Date will be less than if you had not taken a withdrawal.During the Accumulation Period you may transfer your Account Value to or from the Fixed Account (if available), to or from the Shield Option(s), and from the Holding Account. If we have allocation instructions from you, we will transfer the amounts in the Holding Account to the Shield Option(s) on the next Contract Anniversary. Transfers may be made, according to your instructions, only during the Transfer Period following the Term End Date.If you do not provide transfer instructions during the Transfer Period following the Term End Date, the following procedures will apply:●The Investment Amount allocated to the Shield Option that has reached its Term End Date will automatically be renewed into the same Shield Option, subject to the new Cap Rate, Step Rate, or Edge Rate, as applicable, declared for that Term.●If the same Shield Option is no longer available for investment at the Term End Date, the Investment Amount in that Shield Option will automatically be transferred to the Fixed Account, if available, at the Term End Date, subject to the new interest rate declared for that Fixed Account Term. If the Fixed Account is not available, the Investment Amount will automatically be transferred into the Holding Account.●If you do not provide transfer instructions during the Transfer Period following the Fixed Account Term End Date, any Fixed Account Value will remain in the Fixed Account for another Fixed Account Term, subject to the new interest rate declared for that Term. If the Fixed Account is no longer available at the Fixed Account Term End Date, the Fixed Account Value will automatically be transferred into the Holding Account.
Brighthouse Shield Level Pay Plus II Advisory | Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	An investment in the Contract is subject to the risks of poor investment performance and can vary depending on the performance of the Allocation Options available under the Contract (e.g., the Shield Options). Each Allocation Option (including the Fixed Account) will have its own unique risks. You should review the available Allocation Options before making an investment decision.The Cap Rate, Step Rate, and Step Rate Edge (the Rate Crediting Types), as applicable, will limit positive Index returns (e.g., limited upside). This may result in you earning less than the Index return. For example:●Cap Rate. If the Index Performance is 15%, and the Cap Rate is 10%, we will credit a 10% Performance Rate at the end of the Term.●Step Rate. If the Index Performance is 15%, and the Step Rate 8%, we will credit an 8% Performance Rate at the end of the Term.●Edge Rate. If the Index Performance is 15%, the Edge Rate is 7%, and the Shield Option has a Shield Rate of 10%, we will credit a 7% Performance Rate at the end of the Term. If the Index Performance is -10%, we will also credit a 7% Performance Rate at the end of the Term.The Shield Rate, as applicable, will limit the negative Index returns (e.g., limited protection in the case of market decline). For example, if the Index Performance is -25%, and you invest in a Shield Option with a 10% Shield Rate, we will credit a -15% Performance Rate (the amount of negative Index Performance that exceeds the Shield Rate) at the end of the Term.Each Index is a “price return index,” not a “total return index,” and therefore does not reflect dividends declared by any of the companies in the Index. This will reduce the Index Performance and will cause the Index to underperform a direct investment in the securities composing the Index.
Index-Linked Option Market Risk [Line Items]
Index-Linked Option Risk, Minimum Limit on Index Losses [Percent]	5.00%
Contract Changes Risk [Line Items]
Index-Linked Option Changes Features Risk [Text Block]	Availability of Shield Options Your selling firm may choose not to recommend certain Shield Options described in this prospectus when your Contract is issued or at the Term End Date. See Appendix I – Financial Intermediary Variations. Additionally, we reserve the right to change the duration of any new Shield Options, stop offering any of the Shield Options or suspend offering any of the Shield Options. We may also add Shield Options in the future. We are not obligated to offer any one particular Shield Option, but after your Contract is issued, there will always be at least one Shield Option available at the Term End Date, with a minimum of 5% downside protection. Consequently, if we were to offer only one Shield Option, you would be limited to investing in that one Shield Option. If that Shield Option does not meet your investment objectives or financial goals, you could transfer to the Fixed Account (if available at that time and subject to applicable conditions described in the “TRANSFERS” section, including the requirement to remain invested in the Fixed Account until the Fixed Account Term End Date), Surrender your Contract and/or invest in another investment vehicle. If you Surrender your Contract, you might incur taxes, tax penalties, or an Interim Value calculation. If you invest in another investment vehicle, that investment may have different features, fees and risks than your Contract. Similarly, a particular Shield Option may not be available for you to transfer your Investment Amount or Fixed Account Value into after a Term End Date or the Fixed Account Term End Date. If the same Shield Option is no longer available at the Term End Date, the Investment Amount in the applicable Shield Option(s) will automatically transfer into the Fixed Account at the Term End Date, unless you instruct us otherwise during the Transfer Period. The amounts transferred to the Fixed Account must remain in the Fixed Account until the Fixed Account Term End Date (which, currently, will not be less than one (1) year). The Investment Amount held in the Fixed Account may earn a return that is less than the return you might have earned if those amounts were held in a Shield Option. If we exercise this right, your ability to increase your Account Value and, consequently, increase your death benefit will be limited. If the Fixed Account is not available, the Investment Amount will automatically transfer into the Holding Account unless you instruct us otherwise. The transfer procedures and requirements while the GLWB rider is in effect differ from the transfer procedures and requirements after the GLWB rider is terminated. For a detailed explanation of the transfer procedures and requirements, see the “TRANSFERS” section. Financial Advisor Initiated Withdrawals Subject to our administrative procedures, you may authorize your financial advisor to take withdrawals on your behalf, which may be used to pay fees and expenses associated with your fee-based program. A withdrawal made to pay such fees and expenses is subject to the same withdrawal provisions described in the “Withdrawal Provisions” section. These withdrawal amounts, like all withdrawals, will reduce the Investment Amount for each Shield Option, the Fixed Account and the Holding Account in the ratio that each Shield Option, the Fixed Account and the Holding Account bears to the total Account Value unless you instruct us otherwise. Accordingly, during a Term, when the Interim Value is less than the Investment Amount, the reduction to the Shield Option is on a more than dollar for dollar basis. On the other hand, when the Interim Value is greater than the Investment Amount, the reduction to the Shield Option is on a less than dollar for dollar basis. These fees and expenses are separate from and in addition to any fees and charges you may pay under the Contract, will reduce your Account Value and death benefit under the Contract (perhaps by more than the amount withdrawn), and may be subject to federal and state income taxes and income tax penalties. You should note that even relatively small withdrawals taken periodically can have a significant aggregate impact and could cause significant reductions to your Account Value, and the death benefit, as well as to any positive Performance Rate Adjustment on the Term End Date. Withdrawals that reduce the Contract Value or your Purchase Payment to zero will terminate the death benefit. You should consult with your financial advisor for more details about your particular fee-based program. See “FEE-BASED EXPENSES” and “FEDERAL TAX CONSIDERATIONS -- Fee-Based Programs.”
Brighthouse Shield Level Pay Plus II Advisory | Market Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Investor Could Lose Money Despite Limits on Negative Returns [Text Block]	Because the S&P 500® Index, the Russell 2000® Index, the MSCI EAFE Index, and the Nasdaq-100 Index® are each comprised of a collection of equity securities, in each case the value of the component securities is subject to market risk, or the risk that market fluctuations may cause the value of the component securities to go up or down, sometimes rapidly and unpredictably. In addition, the value of equity securities may increase or decline for reasons directly related to the issuers of the securities. (See “INDICES” and “SHIELD RATES.”)
Brighthouse Shield Level Pay Plus II Advisory | Early Withdrawal Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Adjustments Upon Taking a Withdrawal You may withdraw some or all of your money at any time prior to the Annuity Date. For any withdrawal taken on a Term End Date, a Performance Rate Adjustment, as of the date of the withdrawal, will apply. For any withdrawal taken between the Term Start Date and the Term End Date, we use an Interim Value calculation, which will reduce the Investment Amount for that Shield Option by the percentage reduction in the Interim Value of that Shield Option. The Performance Rate Adjustment, if negative, and proportional reduction may be substantial. Since withdrawal amounts from a Shield Option will reduce the Investment Amount for that Shield Option by the percentage reduction in the Interim Value of that Shield Option, a withdrawal when Interim Value is less than the Investment Amount will cause a greater percentage reduction in the Investment Amount that remains in your Shield Option relative to the percentage reduction for the same withdrawal amount when Interim Value is greater than the Investment Amount. If you Surrender your Contract (because of an Early Withdrawal or an Excess Withdrawal), a pro rata portion of the Rider Charge will be assessed based on the full numbers of months from the last Contract Anniversary to the date of the withdrawal. Effect of Withdrawals, Surrender, Annuitization or Death •The calculation of your Interim Value may result in an amount that is less than the amount you would receive had you held the investment until the Term End Date. If you take a withdrawal when Index Performance is negative, your remaining Investment Amount may be significantly less than if you waited to take the withdrawal when Index Performance was positive. For more information on how we determine Interim Value and the potential adverse impacts of a withdrawal before the Term End Date, see “Risk of Loss” above. ○If you Surrender your Contract prior to the Term End Date, we will pay the Interim Value, which may be less than if you held the Contract until all of your Shield Options reached their Term End Dates. ○If you die (unless your Contract was issued with the Return of Premium death benefit), we will pay your beneficiary the Interim Value. We will not pay any death benefit to your Beneficiary if you are receiving monthly payments because your Account Value is reduced to zero. ○If your Contract is annuitized between the Term Start Date and Term End Date, we will use the Interim Value to calculate the Annuity Payments you will receive based on the applicable Annuity Option. In deciding on an Annuity Date, you should take into consideration the Term End Dates of your Shield Options relative to the Annuity Date you have chosen. Additionally, if you annuitize your Contract, the GLWB rider terminates. •If you take a withdrawal (including RMDs, withdrawals to pay advisory fees, payments under the GLWB rider, and the Rider Charge) your Account Value will be reduced by the amount withdrawn proportionally from your Shield Options, the Fixed Account, and the Holding Account unless you tell us from which specific Allocation Options, in which you currently have any Account Value, where the withdrawal should be taken. •All withdrawals will reduce the death benefit, perhaps significantly, and the reduction could be greater than the amount of the withdrawal. •If you Surrender your Contract, elect to receive Annuity Payments under your Contract, change the Owner or Joint Owner (or Annuitant, if the Owner is a non-natural person) or assign your Contract, a portion of the Rider Charge will be assessed based on the full number of months from the last Contract Anniversary to the date of the withdrawal, the beginning of Annuity Payments, the change of Owner/Annuitant, or the assignment. •If your Account Value falls below the Minimum Account Value as a result of a withdrawal, unless the withdrawal is for your Annual Benefit Payment or Remaining Annual Benefit Payment under the GLWB rider, we may terminate your Contract. (See “WITHDRAWAL PROVISIONS.”) For all other Contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals. •You are still eligible to receive lifetime payments under the GLWB rider as long as the Early Withdrawal or Excess Withdrawal did not cause your Account Value to decline to zero. An Early Withdrawal or an Excess Withdrawal that reduces the Account Value to zero will terminate the Contract and cause lifetime payments to not be available. You should note, however, that even if your Account Value is not reduced to zero, Early Withdrawals and Excess Withdrawals will reduce the GLWB Base and Net Purchase Payment Amount. Those reductions may be significant and could have the effect of, in turn, reducing or eliminating the guarantees of the GLWB rider.
Brighthouse Shield Level Pay Plus II Advisory | Index-Linked Option Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Investor Not Invested in Index or Tracked Securities [Text Block]	No Ownership of the Underlying Securities When you purchase the Contract and allocate your Purchase Payment to a Shield Option(s), you will not be investing in the Index or the securities tracked by the Index.
Brighthouse Shield Level Pay Plus II Advisory | Index Exclusion of Dividends Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Investor Not Invested in Index or Tracked Securities [Text Block]	Each of the reference Indices is a “price return index,” not a “total return index,” and therefore does not reflect dividends declared by any of the component companies in the Index. This will reduce the Index Performance and will cause the Index to underperform a direct investment in the securities composing the Index.
Brighthouse Shield Level Pay Plus II Advisory | Index Market Volatility Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Interest Crediting [Text Block]	Rate Crediting Type Risks The Cap Rate, Step Rate, or Edge Rate may limit any positive Index Performance used in calculating the Performance Rate credited on the Term End Date. This means that the Performance Rate may be lower than the Index Performance because any positive return of the respective Index is subject to a maximum in the form of the Cap Rate, Step Rate, or Edge Rate. We set Cap Rates, Step Rates, and Edge Rates at our discretion, subject to the minimum guaranteed rates shown in the applicable Shield Option Riders attached to your Contract. You bear the risk that we will not set these higher than the minimum guaranteed rates. For Shield Options with Step Rate Edge, there could be situations when a small difference in the Index Performance results in significantly different Performance Rates. For example, if Index Performance is -9.5%, the Shield Rate is 10% and the Edge Rate is 7%, the Performance Rate will equal the Edge Rate, or 7%. On the other hand, if Index Performance is -10.5% and the Shield Rate is 10%, the Performance Rate will equal -0.5%.
Brighthouse Shield Level Pay Plus II Advisory | Index Substitution Risk [Member]
Contract Changes Risk [Line Items]
Index-Linked Option Changes Index Risk [Text Block]	An Index May be Substituted We have the right to substitute a comparable index prior to the Term End Date if any Index is discontinued or we determine that our use of such Index should be discontinued because we are no longer licensed to use the Index, the method of calculation of the Index Value is substantially changed, or if Index Values become unavailable for any reason. We would attempt to choose a substitute index that has a similar investment objective and risk profile to the replaced index. In the event that a similar index is not found, we will substitute the original Index with a domestic or international broad-based securities market index. A Shield Option will not end prior to the Term End Date due to our inability to find a similar index. The substituted Index may not be acceptable to you, and you will be unable to transfer your Investment Amount in the associated Shield Option to another Shield Option(s) or the Fixed Account (if available) until the Transfer Period coinciding with the Term End Date. If you no longer want to remain invested in that Shield Option for the remainder of the Term, your only option will be to withdraw the related Investment Amount. If you withdraw the Investment Amount, the amount withdrawn will be the Interim Value. See “Risk of Loss” above for more information about the risks of withdrawals based on Interim Value. Additionally, you might incur taxes and tax penalties. Upon substitution of an Index, we will calculate your Index Performance on the replaced Index up until the date of substitution and the substitute Index from the date of substitution to the Term End Date. An Index substitution will not change the Shield Rate, Cap Rate, Step Rate, or Edge Rate for an existing Shield Option. The performance of the new Index may not be as good as the one that it substituted and as a result your Index Performance may have been better if there had been no substitution.
Brighthouse Shield Level Pay Plus II Advisory | Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	An investment in the Contract is subject to the risks related to us. Any obligations (including under any Fixed Account and Shield Options), guarantees, or benefits are subject to our claims-paying ability. More information about us, including our appliable financial strength ratings, is available upon request by contacting us at (888) 243-1968.
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Issuing Company No company other than BLIC has any legal responsibility to pay amounts that BLIC owes under the Contract. An Owner should look to the financial strength of BLIC for its claims-paying ability.
Brighthouse Shield Level Pay Plus II Advisory | Contract Changes Risk [Member]
Contract Changes Risk [Line Items]
Restrictions on Transfers Risk [Text Block]	Limitations on Transfers You may make transfers between the Fixed Account and the Shield Option(s) and from the Holding Account to the Fixed Account and the Shield Options only during the Transfer Period. You cannot make transfers outside the Transfer Period and you cannot (i) transfer out of a current Shield Option to another Shield Option or the Fixed Account until the Term End Date of the current Shield Option, (ii) transfer out of the Fixed Account to a Shield Option until the Fixed Account Term End Date (which will not be less than one (1) year), or (iii) transfer from the Holding Account to a Shield Option or the Fixed Account until the next Contract Anniversary. In all cases, the amount transferred can only be transferred to new Shield Options or the Fixed Account. This may limit your ability to react to market conditions. In addition, you should understand that for renewals into the same Shield Option, a new Cap Rate, Step Rate, or Edge Rate as applicable, will be declared and will go into effect on the Contract Anniversary that coincides with the Term Start Date of the new Shield Option. Moreover, at the Term End Date, the Investment Amount allocated to the Shield Option that has reached its Term End Date will be automatically renewed into the same Shield Option, subject to the new Cap Rate, Step Rate, or Edge Rate, as applicable, declared for that Term, unless you instruct us to transfer such amount into a different Shield Option(s) or the Fixed Account. If the same Shield Option is no longer available for investment at the Term End Date, the Investment Amount will automatically be transferred to the Fixed Account (if available), or to the Holding Account. Additionally, any Fixed Account Value will remain in the Fixed Account for another Term, subject to the new interest rate declared for that Term, unless you instruct us to transfer such amount to a Shield Option(s). If the Fixed Account is no longer available at the Fixed Account Term End Date, the Fixed Account Value will automatically be transferred into the Holding Account. Account Value automatically renewed or transferred in the absence of transfer instructions from you may not be transferred again until the next Transfer Period coinciding with a Term End Date. You have the Transfer Period to notify us that you want to transfer some or all of your Investment Amount to a new Shield Option(s) or the Fixed Account. Thus, failure to provide such instructions during the Transfer Period will result in an automatic renewal for a period of at least one (1) year.
Brighthouse Shield Level Pay Plus II Advisory | Liquidity Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Liquidity Risk The Contract is intended for retirement savings or other long-term investment purposes. The benefits of tax deferral and living benefit protection also mean the Contract is more beneficial to investors with a long-time horizon. The Contract is unsuitable as a short-term savings vehicle. Withdrawals (including RMDs, withdrawals to pay advisory fees, and withdrawals under the GLWB rider) and Surrenders may also be subject to income taxes and income tax penalties if taken before age 59½. Additionally, withdrawals (including RMDs, withdrawals to pay advisory fees, withdrawals under the GLWB rider, and Rider Charge deductions), Surrenders, death benefit payments, and annuitization from the Shield Options before the Term End Date will be based on the Interim Values of the Shield Options, which may result in loss. See “Risk of Loss” above.
Brighthouse Shield Level Pay Plus II Advisory | Risks Associated with the Referenced Indices
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Risks Associated with the Referenced Indices Each of the reference Indices is a “price return index,” not a “total return index,” and therefore does not reflect dividends declared by any of the component companies in the Index. This will reduce the Index Performance and will cause the Index to underperform a direct investment in the securities composing the Index. Because the S&P 500® Index, the Russell 2000® Index, the MSCI EAFE Index, and the Nasdaq-100 Index® are each comprised of a collection of equity securities, in each case the value of the component securities is subject to market risk, or the risk that market fluctuations may cause the value of the component securities to go up or down, sometimes rapidly and unpredictably. In addition, the value of equity securities may increase or decline for reasons directly related to the issuers of the securities. (See “INDICES” and “SHIELD RATES.”) In addition, each Index has its own unique risks, as follows: •S&P 500® Index. This Index is composed of equity securities issued by large-capitalization (“large cap”) U.S. companies. In general, it is more difficult for large-cap companies to pivot their strategies quickly in response to changes in their industry. In addition, because they typically are more well-established, it is rare to see large-cap companies have the high growth rates that can be seen with successful small-capitalization (“small cap”) companies.•Russell 2000® Index. This Index is composed of equity securities of small-cap U.S. companies. Generally, the securities of small-cap companies are more volatile and riskier than the securities of larger companies. Small-cap companies are more likely to fail than larger companies.•MSCI EAFE Index. The MSCI EAFE Index is comprised of equity securities of large- and mid-capitalization (“mid-cap”) companies and it is designed to measure the equity market performance of developed markets, including countries in Europe, Australia, and the Far East. In general, large-cap companies may be unable to respond quickly in response to changes in their industry and new competitive challenges and may not be able to attain the high growth rates of successful smaller companies. The securities of mid-cap companies may be more volatile and may involve more risk than the securities of larger companies. Securities issued by non-U.S. companies (including related depositary receipts) are subject to the risks related to investments in foreign markets (e.g., increased price volatility; changing currency exchange rates; and greater political, regulatory, and economic uncertainty).•Nasdaq-100 Index®. The Nasdaq-100® Index is comprised of equity securities of the largest U.S. and non-U.S. companies listed on The Nasdaq Stock Market across all major industry groups except the financial industry. To the extent that the Nasdaq-100® Index is comprised of securities issued by companies in a particular sector, that company’s securities may not perform as well as companies in other sectors or the market as a whole. Any component securities issued by non-U.S. companies (including related depositary receipts) are subject to the risks related to investments in foreign markets (e.g., increased price volatility; changing currency exchange rates; and greater political, regulatory, and economic uncertainty).
Brighthouse Shield Level Pay Plus II Advisory | Shield Rate Risks
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Shield Rate Risks For all Shield Options, if negative Index Performance exceeds the corresponding Shield Rate at the Term End Date, you will bear the portion of the loss that exceeds the Shield Rate. Under the currently offered Shield Rates, the maximum amount of loss you could experience due to negative index performance at the end of a Term, after taking into account these levels of protection, would be: 90% for 10% downside protection; 85% for 15% downside protection; and 75% for 25% downside protection. We do not guarantee that there will always be a Shield Option under the Contract that provides this minimum amount of downside protection; however, there will always be at least one Shield Option available with a minimum of 5% downside protection. Shield Options with Higher Shield Rates In deciding whether to choose a Shield Option with a higher Shield Rate, you should consider that Shield Options with higher Shield Rates tend to have lower Cap Rates, Step Rates, and Edge Rates, as applicable, than Shield Options with lower Shield Rates that have the same index and term. This is because of the additional protection provided by the higher Shield Rates.
Brighthouse Shield Level Pay Plus II Advisory | Systematic Withdrawal Program Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Systematic Withdrawal Program If you choose to receive Annual Benefit Payments under the GLWB rider, you may elect the Systematic Withdrawal Program to provide automated processing of amounts withdrawn from your Contract, subject to program terms. While the Systematic Withdrawal Program is in effect, you can make additional withdrawals outside of the program. However, such withdrawals that exceed the Annual Benefit Payment will be considered Excess Withdrawals and will reduce the GLWB Base and Net Purchase Payment Amount. See “WITHDRAWAL PROVISIONS – Systematic Withdrawal Program” for availability and other restrictions.
Brighthouse Shield Level Pay Plus II Advisory | GLWB Risks
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	GLWB Risks The GLWB rider is automatically included with your Contract and cannot be cancelled. There are circumstances in which we will terminate the GLWB rider. If the GLWB rider is terminated before your Annual Benefit Commencement Date, you will have paid for the GLWB rider without receiving any lifetime income payments. In such circumstances, the Rider Charge for the GLWB rider will not be refunded. If the GLWB rider is terminated, it cannot be reinstated. If you take an Early Withdrawal or Excess Withdrawal, we will reduce the payments under the guarantee or, if such withdrawals reduce the Account Value to zero, eliminate the guarantee. Investment restrictions may apply after the Annual Benefit Commencement Date, as specified in the GLWB Supplement applicable to your Contract. We determine your Annual Benefit Payment under the GLWB rider using your GLWB Base and, depending on your Account Value, either the Withdrawal Rate or the Lifetime Guarantee Rate, each such rate specified in the GLWB Supplement. Early Withdrawals and Excess Withdrawals will result in a reduction of your GLWB Base and Net Purchase Payment Amount and such reductions may be significant. Excess Withdrawals taken after the Annual Benefit Commencement Date will reduce the Annual Benefit Payment to the new GLWB Base multiplied by the applicable Withdrawal Rate. Payments under the GLWB rider that are taken from the Shield Options during a Term will be based on Interim Values and may reduce your Account Value and death benefit by a value greater than the amount withdrawn. If you change Owners or assign all or a portion of the Contract, the GLWB rider may terminate. A Beneficiary who is not a spouse may continue the Contract; however, the GLWB rider will terminate. We offer two variations of the GLWB rider: Market Growth and Market Growth with Rollup. With Market Growth, you are eligible for an Automatic Step-Up increase of the GLWB Base on each Contract Anniversary prior to the Contract Owner’s 91st birthday if the Account Value exceeds the GLWB Base. For the Market Growth with Rollup, you are eligible for a Rollup Rate increase during the first 10 Contract Years (only if no withdrawals occurred in the previous Contract Year) and, if applicable, an Automatic Step-Up if the Account Value exceeds the GLWB Base after we apply the Rollup Rate . The Rider Charge is deducted from your Account Value for the prior Contract Year on the Contract Anniversary prior to taking into account any Automatic Step-Up. For Market Growth with Rollup, the Rollup Rate, if applicable to the previous Contract Year, is applied before deducting any Rider Charge and before taking into account any Automatic Step-Up occurring on such Contract Anniversary. This will result in a higher Rider Charge amount than the Market Growth version of the GLWB rider.
Brighthouse Shield Level Pay Plus II Advisory | Cybersecurity and Certain Business Continuity Risks
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Cybersecurity and Certain Business Continuity Risks Our business is largely conducted through complex information technology and communications systems operated by us and our service providers and business partners (e.g., the firms involved in the distribution and sale of our products). Our operations rely on the secure processing, storage and transmission of data and confidential and other information in our systems and the systems of third-party service providers. We have established administrative and technical controls and business continuity and resilience plans to protect our operations against attempts by unauthorized third parties to improperly access, modify, disrupt the operation of, or prevent access to critical networks or systems or data within them (a “cyber-attack”). Despite these protocols, the techniques used to attack systems and networks change frequently, are becoming more sophisticated, and can originate from a wide variety of sources including internal actors (through malicious or accidental acts), terrorists, nation states, financially or politically motivated actors, or other third parties, such as external service providers. Furthermore, the rapid evolution and increased adoption of artificial intelligence technologies may intensify our cybersecurity risks, including the deployment of artificial intelligence technologies (“AI”) by malicious third parties and threat actors that may increase in sophistication and effectiveness in the future. There may be an increased risk of cyber-attacks that may adversely disrupt or degrade our operations and compromise our data during periods of geo-political or military conflict. There is also a chance that certain risks have not been identified or prepared for, or that an attack may not be detected which limits our ability, as well as that of our service providers and business partners, to plan for or respond to, an attack. A failure of our computer systems could cause significant interruptions in our operations, compromise the security, confidentiality or privacy of sensitive data, and otherwise adversely affect our business and ability to administer the Contracts. Unanticipated problems with, or failures, of, our disaster recovery systems and business continuity plans could also have a material, negative impact on our ability to conduct business and on our financial condition and operations, as well on individual Owners and their Contracts. Our operations also could be negatively impacted by a cyber-attack or system failure affecting a third party, such as a service provider, business partner, another participant in the financial markets or a governmental or regulatory authority. Disruptions or failures to our operations, systems and networks can originate from a wide variety of sources including, but not limited to, a disaster such as a natural catastrophe, epidemic or pandemic crisis, military or terrorist actions, cyber-attack, and unanticipated problems with our or our service providers’ disaster recovery systems (and the disaster recovery systems of such vendors’ suppliers, vendors, or subcontractors). Such disasters and events may adversely affect our ability to conduct business or administer the contract. Cyber-attacks and disruptions or failures to our systems and business operations could result in regulatory fines or sanctions, litigation, penalties or financial losses, reputational harm, loss of customers, and/or otherwise adversely affect our business. Such events could also interfere with our processing of Contract transactions, including the processing of transfer orders from our website; impact our ability to calculate Contract values; cause the release and/or possible loss, misappropriation or corruption of data or confidential Owner or business information; or impede order processing or cause other operational issues. We cannot control the cybersecurity plans and systems implemented by third parties, including service providers. Although we continually make efforts to identify and reduce our exposure to cybersecurity risks and operations failures, there can be no assurance that we or our third party service providers will be able to detect, manage, prevent, or avoid cyber-attacks, disruptions, or failures affecting your Contract in the future.
Brighthouse Shield Level Pay Plus II Advisory | Cap Rate Return Limit [Member]
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Crediting Methodology Example Legend [Text Block]	Example 1A—Shield Option with Cap Rate: Owner 1 allocates her $50,000 Purchase Payment into a 1-Year Term / Shield 10 / S&P 500® Index with a Cap Rate of 10% and lets it renew year after year for five years. The following example illustrates how her initial $50,000 Purchase Payment could perform over a five-year period given fluctuating Index Values. For renewals into the same Shield Option a new Cap Rate would be declared and go into effect on the Contract Anniversary that coincides with the beginning of the new Shield Option. In some cases, we may declare a Cap Rate for a Shield Option as “uncapped” in which case the Performance Rate that can be received is equal to the Index Performance, subject to the Shield Rate.
Contract Year	1	2	3	4	5
Term Start Date
Investment Amount(1)	$50,000	$55,000	$57,750	$57,750	$57,750
Index Value	1,000	1,200	1,260	1,260	1,197
Term End Date
Index Value	1,200	1,260	1,260	1,197	1,017
Index Performance(2)	20%	5%	0%	-5%	-15%
Cap Rate	10%	10%	10%	10%	10%
Shield Rate	10%	10%	10%	10%	10%
Performance Rate (one year)(3)	10%	5%	0%	0%	-5%
Performance Rate Adjustment(4)	$5,000	$2,750	$0	$0	-$2,888
Investment Amount(5)	$55,000	$57,750	$57,750	$57,750	$54,862
The following notes to the table above provide important calculations showing how certain values are determined. (1)Investment Amount at Term Start Date in year one is the $50,000 Purchase Payment. In years two through five, the Investment Amount at Term Start Date would be $55,000, $57,750, $57,750 and $57,750, respectively, which was the Investment Amount at Term End Date for the prior year. (2)Index Performance is equal to the percentage change in the Index Value measured from the Term Start Date to the Term End Date. For example, in year one, Index Performance is calculated as follows: (1,200 [Index Value at Term End Date] –1,000 [Index Value at Term Start Date])
÷ 1,000 [Index Value at Term Start Date] = 20% (3)In year one, Index Performance exceeds the Cap Rate and therefore the Performance Rate is equal to the Cap Rate. In years two and three the Performance Rate is equal to the Index Performance because the Index Performance is not negative and does not exceed the Cap Rate. In year four the Performance Rate is 0% because the Index Performance is –5% and the Shield 10 absorbs up to 10% of the negative Index Performance. In year five, the Performance Rate is –5% because the Index Performance is –15% and the Shield 10 absorbs up to 10% of negative Index Performance. (4)The Performance Rate Adjustment is equal to the product of the Investment Amount at the Term Start Date adjusted for any withdrawals (including any applicable Rider Charge and withdrawals to pay advisory fees) (there are no withdrawals or Rider Charge deductions in the example) multiplied by the Performance Rate. For example, in year one the Performance Rate Adjustment is calculated as follows: $50,000 [Investment Amount at Term Start Date] x 10% [Performance Rate] = $5,000 (5)The Investment Amount at the Term End Date is equal to the Investment Amount at Term Start Date adjusted for any withdrawals (including any applicable Rider Charge and withdrawals to pay advisory fees) (there are no withdrawals or Rider Charge deductions in the example) plus the Performance Rate Adjustment. For example, in year one the Investment Amount at the Term End Date is calculated as follows: $50,000 [Investment Amount at Term Start Date] + $5,000 [Performance Rate Adjustment] = $55,000
Brighthouse Shield Level Pay Plus II Advisory | Cap Rate Return Limit [Member] | Point To Point 1 Year
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Lowest Limit on Gains [Percent]	2.00%
Index-Linked Option [Line Items]
Index-Linked Option Available, Lowest Limit on Gains [Percent]	2.00%
Brighthouse Shield Level Pay Plus II Advisory | Cap Rate Return Limit [Member] | Postive Return [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Limits Positive Return [Text Block]	The Cap Rate is the maximum rate that may be credited at the Term End Date based on Index Performance. For example, if you invest in a Shield Option with a 10% Cap Rate, and the Index Performance is 15% at the end of the Term, the Performance Rate will be 10% (the Index Performance up to the Cap Rate), meaning that we will increase the Investment Amount associated with the Shield Option by 10%.
Index-Linked Option Overview, Example of Limiting the Positive Return [Text Block]	For example, if you invest in a Shield Option with a 10% Cap Rate, and the Index Performance is 15% at the end of the Term, the Performance Rate will be 10% (the Index Performance up to the Cap Rate), meaning that we will increase the Investment Amount associated with the Shield Option by 10%.
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Crediting Methodology Example [Text Block]	Cap Rate The Cap Rate is the maximum rate that may be credited at the Term End Date based on Index Performance. For example, a 15% Index Performance with a 10% Cap Rate will result in a 10% Performance Rate (the Index Performance up to the Cap Rate), meaning that we will increase the Investment Amount associated with the Shield Option by 10%; or, a 5% Index Performance with a 10% Cap Rate will result in a 5% Performance Rate. The Cap Rate may vary between Shield Options and, unless you have a Shield Option with a 1-year Term, is not an annual rate. The Cap Rate only applies to amounts held in the Shield Option until the Term End Date. For renewals into the same Shield Option a new Cap Rate is declared for each subsequent Term, and such rate will not be less than the Minimum Guaranteed Cap Rate amount shown in the Cap Rate Shield Option Rider attached to your Contract, but will not be less than 2%. In some cases we may declare a Cap Rate for a Shield Option as “uncapped” in which case the Performance Rate that can be received is equal to the Index Performance, subject to the Shield Rate. There are two ways you may find out what the renewal Cap Rates will be for a subsequent Term. Thirty (30) days before the current Term expires, we will send you notification, written or electronic depending on your selected preferences, indicating your maturing Shield Options and how you can obtain the new Cap Rates. You may also access our website at https://www.brighthousefinancial.com/products/rates/ where at least two months of renewal rates for the Rate Crediting Types and the interest rate for the Fixed Account are posted – i.e., for the current month and the following month. At the Term End Date, the Investment Amount will automatically be renewed into the same Shield Option, with the new Cap Rate, unless you elect to transfer such amount into a different Shield Option(s) or the Fixed Account. See “TRANSFERS.”
Brighthouse Shield Level Pay Plus II Advisory | Step Rate
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Lowest Limit on Gains [Percent]	2.00%
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Crediting Methodology Example Legend [Text Block]	Example 1B—Shield Option with Step Rate: Owner 1 allocates her $50,000 Purchase Payment into a 1-Year Term / Shield 10 / S&P 500® Index with a Step Rate of 8% and lets it renew year after year for five years. The following example illustrates how her initial $50,000 Purchase Payment could perform over a five-year period given fluctuating Index Values. For renewals into the same Shield Option a new Step Rate would be declared and go into effect on the Contract Anniversary that coincides with the beginning of the new Shield Option.
Contract Year	1	2	3	4	5
Term Start Date
Investment Amount(1)	$50,000	$54,000	$58,320	$62,986	$62,986
Index Value	1,000	1,050	1,260	1,260	1,134
Term End Date
Index Value	1,050	1,260	1,260	1,134	964
Index Performance(2)	5%	20%	0%	-10%	-15%
Step Rate	8%	8%	8%	8%	8%
Shield Rate	10%	10%	10%	10%	10%
Performance Rate (one year)(3)	8%	8%	8%	0%	-5%
Performance Rate Adjustment(4)	$4,000	$4,320	$4,666	$0	-$3,149
Investment Amount(5)	$54,000	$58,320	$62,986	$62,986	$59,837
The following notes to the table above provide important calculations showing how certain values are determined. (1)The Investment Amount at Term Start Date in year one is the $50,000 Purchase Payment. In years two through five, the Investment Amount at the Term Start Date would be $54,000, $58,320, $62,986 and $62,986, respectively, which was the Investment Amount at the Term End Date for the prior year. (2)Index Performance is equal to the percentage change in the Index Value measured from the Term Start Date to the Term End Date. For example, in year one, Index Performance is calculated as follows: (1,050 [Index Value at Term End Date] – 1,000 [Index Value at Term Start Date])
÷ 1,000 [Index Value at Term Start Date]) = 5% (3)In years one, two and three the Performance Rate is equal to the Step Rate because the Index Performance is positive or zero. It should be noted that although Index Performance was 20% in year two, the Performance Rate is capped at 8% by the Step Rate. In year four the Performance Rate is 0% because the Index Performance is –10% and the Shield 10 absorbs up to 10% of the negative Index Performance. In year five, the Performance Rate is –5% because the Index Performance is –15% and the Shield 10 absorbs up to 10% of the negative Index Performance. (4)The Performance Rate Adjustment is equal to the product of the Investment Amount at the Term Start Date adjusted for any withdrawals (including any applicable Rider Charge and withdrawals to pay advisory fees) (there are no withdrawals or Rider Charge deductions in the example) multiplied by the Performance Rate. For example, in year one the Performance Rate Adjustment is calculated as follows: $50,000 [Investment Amount at Term Start Date] x 8% [Performance Rate] = $4,000 (5)The Investment Amount at the Term End Date is equal to the Investment Amount at Term Start Date adjusted for any withdrawals (including any applicable Rider Charge and withdrawals to pay advisory fees) (there are no withdrawals or Rider Charge deductions in the example) plus the Performance Rate Adjustment. For example, in year one the Investment Amount at the Term End Date is calculated as follows: $50,000 [Investment Amount at Term Start Date] + $4,000 [Performance Rate Adjustment] = $54,000
Index-Linked Option [Line Items]
Index-Linked Option Available, Lowest Limit on Gains [Percent]	2.00%
Brighthouse Shield Level Pay Plus II Advisory | Step Rate | Postive Return [Member]
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Crediting Methodology Example [Text Block]	Step Rate The Step Rate is the rate credited at the Term End Date if the Index Performance is equal to or greater than zero. For example, a 15% Index Performance with an 8% Step Rate will result in an 8% Performance Rate (the Step Rate); or, a 5% Index Performance with an 8% Step Rate will result in an 8% Performance Rate (the Step Rate), meaning that we will increase the Investment Amount by 8%. The Step Rate only applies to amounts held in the Shield Option until the Term End Date. The Step Rate may vary between Shield Options and, unless you have a Shield Option with a 1-year Term, is not an annual rate. For renewals into the same Shield Option a new Step Rate is declared for each subsequent Term, and such rate will not be less than the Minimum Guaranteed Step Rate shown in the Step Rate Shield Option Rider attached to your Contract, but will not be less than 2%. There are two ways you may find out what the renewal Step Rates will be for a subsequent Term. Thirty (30) days before the current Term expires, we will send you a notification, written or electronic depending on your selected preferences, indicating your maturing Shield Options and how you can obtain the new Step Rates. You may also access our website at https://www.brighthousefinancial.com/products/rates/ where at least two months of renewal rates for the Rate Crediting Types and the interest rate for the Fixed Account are posted – i.e., for the current month and the following month. At the Term End Date, the Investment Amount will automatically be renewed into the same Shield Option, with the new Step Rate, unless you elect to transfer such amount into a different Shield Option(s) or the Fixed Account. See “TRANSFERS.”
Brighthouse Shield Level Pay Plus II Advisory | Step Rate | Zero Return [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Limits Positive Return [Text Block]	The Step Rate is the rate credited at the Term End Date if the Index Performance is equal to or greater than zero. For example, if you invest in a Shield Option with an 8% Step Rate, and the Index Performance is 15% at the end of the Term, the Performance Rate will be 8% (the Step Rate), meaning that we will increase the Investment Amount associated with the Shield Option by 8%.
Index-Linked Option Overview, Example of Limiting the Positive Return [Text Block]	For example, if you invest in a Shield Option with an 8% Step Rate, and the Index Performance is 15% at the end of the Term, the Performance Rate will be 8% (the Step Rate), meaning that we will increase the Investment Amount associated with the Shield Option by 8%.
Brighthouse Shield Level Pay Plus II Advisory | Step Rate Edge
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Lowest Limit on Gains [Percent]	2.00%
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Crediting Methodology Example Legend [Text Block]	Example 1C—Shield Option with Step Rate Edge: Owner 1 allocates her $50,000 Purchase Payment into a 1-Year Term / Shield 10 / S&P 500® Index with an Edge Rate of 7% and lets it renew year after year for five years. The following example illustrates how her initial $50,000 Purchase Payment could perform over a five-year period given fluctuating Index Values. For renewals into the same Shield Option a new Edge Rate would be declared and go into effect on the Contract Anniversary that coincides with the beginning of the new Shield Option.
Contract Year	1	2	3	4	5
Term Start Date
Investment Amount(1)	$50,000	$53,500	$57,245	$61,252	$65,540
Index Value	1,000	1,050	1,260	1,260	1,134
Term End Date
Index Value	1,050	1,260	1,260	1,134	964
Index Performance(2)	5%	20%	0%	-10%	-15%
Edge Rate	7%	7%	7%	7%	7%
Shield Rate	10%	10%	10%	10%	10%
Performance Rate (one year)(3)	7%	7%	7%	7%	-5%
Performance Rate Adjustment(4)	$3,500	$3,745	$4,007	$4,288	-$3,277
Investment Amount(5)	$53,500	$57,245	$61,252	$65,540	$62,263
The following notes to the table above provide important calculations showing how certain values are determined. (1)The Investment Amount at Term Start Date in year one is the $50,000 Purchase Payment. In years two through five, the Investment Amount at the Term Start Date would be $53,500, $57,245, $61,252 and $65,540, respectively, which was the Investment Amount at the Term End Date for the prior year. (2)Index Performance is equal to the percentage change in the Index Value measured from the Term Start Date to the Term End Date. For example, in year one, Index Performance is calculated as follows: (1,050 [Index Value at Term End Date] – 1,000 [Index Value at Term Start Date])
÷ 1,000 [Index Value at Term Start Date]) = 5% (3)In years one, two and three the Performance Rate is equal to the Edge Rate because the Index Performance is positive or zero. It should be noted that although Index Performance was 20% in year two, the Performance Rate is capped at 7% by the Edge Rate. In year four the Performance Rate is 7% because the Index Performance is –10% and does not exceed the Shield 10 which absorbs up to 10% of the negative Index Performance. In year five, the Performance Rate is –5% because the Index Performance is –15% and the Shield 10 absorbs up to 10% of the negative Index Performance. (4)The Performance Rate Adjustment is equal to the product of the Investment Amount at the Term Start Date adjusted for any withdrawals (including any applicable Rider Charge and withdrawals to pay advisory fees) (there are no withdrawals or Rider Charge deductions in the example) multiplied by the Performance Rate. For example, in year one the Performance Rate Adjustment is calculated as follows: $50,000 [Investment Amount at Term Start Date] x 7% [Performance Rate] = $3,500 (5)The Investment Amount at the Term End Date is equal to the Investment Amount at Term Start Date adjusted for any withdrawals (including any applicable Rider Charge and withdrawals to pay advisory fees) (there are no withdrawals or Rider Charge deductions in the example) plus the Performance Rate Adjustment. For example, in year one the Investment Amount at the Term End Date is calculated as follows: $50,000 [Investment Amount at Term Start Date] + $3,500 [Performance Rate Adjustment] = $53,500
Index-Linked Option [Line Items]
Index-Linked Option Available, Lowest Limit on Gains [Percent]	2.00%
Brighthouse Shield Level Pay Plus II Advisory | Step Rate Edge | Postive Return [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Limits the Negative Return [Text Block]	For Shield Options with Step Rate Edge, the Edge Rate is the rate credited at the Term End Date if the Index Performance is equal to or greater than the Shield Rate. For example, if you invest in a Shield Option with a 10% Shield Rate and a 7% Edge Rate, and the Index Performance at the end of the Term is 3% (Index Performance greater than the Shield Rate), the Performance Rate will equal the Edge Rate, or 7%. This means that we will increase the Investment Amount associated with the Shield Option by 7%. Similarly, if the Index Performance is -10% (Index Performance equal to the Shield Rate), the Performance Rate will also equal the Edge Rate, or 7%. On the other hand, if the Index Performance is -15% (Index Performance less than the Shield Rate), the Performance Rate will equal -5% (the negative Index Performance in excess of the Shield Rate). This means that we will decrease the Investment Amount associated with the Shield Option by -5%.
Index-Linked Option Overview, Example of Limiting the Negative Return [Text Block]	For example, if you invest in a Shield Option with a 10% Shield Rate and a 7% Edge Rate, and the Index Performance at the end of the Term is 3% (Index Performance greater than the Shield Rate), the Performance Rate will equal the Edge Rate, or 7%. This means that we will increase the Investment Amount associated with the Shield Option by 7%. Similarly, if the Index Performance is -10% (Index Performance equal to the Shield Rate), the Performance Rate will also equal the Edge Rate, or 7%. On the other hand, if the Index Performance is -15% (Index Performance less than the Shield Rate), the Performance Rate will equal -5% (the negative Index Performance in excess of the Shield Rate). This means that we will decrease the Investment Amount associated with the Shield Option by -5%.
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Crediting Methodology Example [Text Block]	Step Rate Edge For Shield Options with Step Rate Edge, the Edge Rate is the rate credited at the Term End Date if the Index Performance is equal to or greater than the Shield Rate. Step Rate Edge therefore, provides the opportunity to receive the Edge Rate even when Index Performance is negative, so long as Index Performance is equal to or greater than the Shield Rate. For example, a 3% Index Performance with a 7% Edge Rate and a 10% Shield Rate will result in a 7% Performance Rate, or, a -10% Index Performance with a 7% Edge Rate and a 10% Shield Rate (Index Performance greater than the Shield Rate) will result in a 7% Performance Rate, meaning that we will increase the Investment Amount associated with the Shield Option by 7%. The Edge Rate only applies to amounts held in the Shield Option until the Term End Date. The Edge Rate may vary between Shield Options and, unless you have a Shield Option with a 1-year Term, is not an annual rate. For renewals into the same Shield Option a new Edge Rate is declared for each subsequent Term, and such rate will not be less than the Minimum Guaranteed Edge Rate shown in the Step Rate Edge Shield Option Rider attached to your Contract, but will not be less than 2%. There are two ways you may find out what the renewal Edge Rates will be for a subsequent Term. Thirty (30) days before the current Term expires, we will send you a notification, written or electronic depending on your selected preferences, indicating your maturing Shield Options and how you can obtain the new Edge Rates. You may also access our website at https://www.brighthousefinancial.com/products/rates/ where at least two months of renewal rates for the Rate Crediting Types and the interest rate for the Fixed Account are posted – i.e., for the current month and the following month. At the Term End Date, the Investment Amount will automatically be renewed into the same Shield Option, with the new Edge Rate, unless you elect to transfer such amount into a different Shield Option(s) or the Fixed Account. See “TRANSFERS.”
Brighthouse Shield Level Pay Plus II Advisory | SP 500 Index
Index-Linked Option Details, Options Currently Offered [Line Items]
Index-Linked Option Details, Features [Text Block]	S&P 500® Index (Price Return Index). The S&P 500® Index includes 500 large cap stocks from leading companies in leading industries of the U.S. economy, capturing approximately 80% coverage of U.S. equities by market capitalization.
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]	S&P 500® Index* * The Index is a “price return index,” not a “total return index,” and therefore does not reflect dividends declared by any of the companies in the Index. This will reduce the Index Performance and will cause the Index to underperform a direct investment in the securities composing the Index.
Annual Return [Percent]		16.39%	23.31%	24.23%	(19.44%)	26.89%	16.26%	28.88%	(6.24%)	19.42%	9.54%
Annual Return, Example Capped and Buffered [Percent]		5.00%	5.00%	5.00%	(9.44%)	5.00%	5.00%	5.00%	0.00%	5.00%	5.00%
Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Price Return Index Does not Reflect Dividends [Text Block]	The Index is a “price return index,” not a “total return index,” and therefore does not reflect dividends declared by any of the companies in the Index.
Index-Linked Option Details, Price Return Index Underperforms Direct Investments [Text Block]	This will reduce the Index Performance and will cause the Index to underperform a direct investment in the securities composing the Index.
Index-Linked Option Details, Maturity [Line Items]
Index-Linked Option Details, Other Material Features [Text Block]	Appendix B Index Publishers BLIC uses the Indices under license from the Indices’ respective publishers. The following information about the Indices is included in this prospectus in accordance with BLIC’s license agreements with the publishers of the Indices: S&P Opco, LLC requires that the following disclaimer be included in this prospectus: The S&P 500® is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and has been licensed for use by affiliates of Brighthouse Financial, Inc., including Brighthouse Services, LLC and Brighthouse Life Insurance Company (collectively, “Brighthouse Financial”). S&P®, S&P 500®, US 500, The 500, iBoxx®, iTraxx® and CDX® are trademarks of S&P Global, Inc. or its affiliates (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Brighthouse Financial. It is not possible to invest directly in an index. Brighthouse Shield Level Pay Plus® II Advisory Annuity is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of Brighthouse Shield Level Pay Plus® II Advisory Annuity or any member of the public regarding the advisability of investing in securities generally or in Brighthouse Shield Level Pay Plus® II Advisory Annuity particularly or the ability of the S&P 500® to track general market performance. Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices’ only relationship to Brighthouse Financial with respect to the S&P 500® is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P 500® is determined, composed and calculated by S&P Dow Jones Indices without regard to Brighthouse Financial or Brighthouse Shield Level Pay Plus® II Advisory Annuity. S&P Dow Jones Indices have no obligation to take the needs of Brighthouse Financial or the owners of Brighthouse Shield Level Pay Plus® II Advisory Annuity into consideration in determining, composing or calculating the S&P 500®. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of Brighthouse Shield Level Pay Plus® II Advisory Annuity. There is no assurance that investment products based on the S&P 500® will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment adviser, commodity trading advisory, commodity pool operator, broker dealer, fiduciary, promoter” (as defined in the Investment Company Act of 1940, as amended), “expert” as enumerated within 15 U.S.C. § 77k(a) or tax advisor. Inclusion of a security, commodity, crypto currency or other asset within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, commodity, crypto currency or other asset, nor is it considered to be investment advice or commodity trading advice. NEITHER S&P DOW JONES INDICES NOR THIRD PARTY LICENSOR GUARANTEES THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P 500® INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY BRIGHTHOUSE FINANCIAL, OWNERS OF BRIGHTHOUSE SHIELD LEVEL PAY PLUS® II ADVISORY ANNUITY, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500® OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. S&P DOW JONES INDICES HAS NOT REVIEWED, PREPARED AND/OR CERTIFIED ANY PORTION OF, NOR DOES S&P DOW JONES INDICES HAVE ANY CONTROL OVER, THE LICENSEE BRIGHTHOUSE SHIELD LEVEL PAY PLUS® II ADVISORY ANNUITY REGISTRATION STATEMENT, PROSPECTUS OR OTHER OFFERING MATERIALS. THERE ARE NO THIRD-PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND BRIGHTHOUSE FINANCIAL, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES. Frank Russell Company requires that the following disclaimer be included in this prospectus: The Brighthouse Shield Level Pay Plus® II Advisory Annuity is not sponsored, endorsed, sold or promoted by Frank Russell Company (“Russell”). Russell makes no representation or warranty, express or implied, to the owners of the Brighthouse Shield Level Pay Plus® II Advisory Annuity or any member of the public regarding the advisability of investing in securities generally or in the Brighthouse Shield Level Pay Plus® II Advisory Annuity particularly or the ability of the Russell 2000® Index to track general stock market performance or a segment of the same. Russell’s publication of the Russell 2000® Index in no way suggests or implies an opinion by Russell as to the advisability of investment in any or all of the securities upon which the Russell 2000® Index is based. Russell’s only relationship to affiliates of Brighthouse Financial, Inc., including Brighthouse Services, LLC and Brighthouse Life Insurance Company (collectively, “Brighthouse Financial”) is the licensing of certain trademarks and trade names of Russell and of the Russell 2000® Index which is determined, composed and calculated by Russell without regard to Brighthouse Financial or the Brighthouse Shield Level Pay Plus® II Advisory Annuity. Russell is not responsible for and has not reviewed the Brighthouse Shield Level Pay Plus® II Advisory Annuity nor any associated literature or publications and Russell makes no representation or warranty express or implied as to their accuracy or completeness, or otherwise. Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell 2000® Index. Russell has no obligation or liability in connection with the administration, marketing or trading of the Brighthouse Shield Level Pay Plus® II Advisory Annuity. RUSSELL DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE RUSSELL 2000® INDEX OR ANY DATA INCLUDED THEREIN AND RUSSELL SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. RUSSELL MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY BRIGHTHOUSE FINANCIAL, INVESTORS, OWNERS OF THE BRIGHTHOUSE SHIELD LEVEL PAY PLUS® II ADVISORY ANNUITY OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE RUSSELL 2000® INDEX OR ANY DATA INCLUDED THEREIN. RUSSELL MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE RUSSELL 2000® INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL RUSSELL HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. MSCI Inc. requires that the following disclaimer be included in this prospectus: THE BRIGHTHOUSE SHIELD LEVEL PAY PLUS® II ADVISORY ANNUITY IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. (“MSCI”), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE “MSCI PARTIES”). THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI. MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY AFFILIATES OF BRIGHTHOUSE FINANCIAL, INC. INCLUDING BRIGHTHOUSE SERVICES, LLC, BRIGHTHOUSE LIFE INSURANCE COMPANY, AND BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY (COLLECTIVELY, “BRIGHTHOUSE FINANCIAL”). NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THIS PRODUCT OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN PRODUCTS GENERALLY OR IN THIS PRODUCT PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE. MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THIS PRODUCT OR THE ISSUER OR OWNERS OF THIS PRODUCT OR ANY OTHER PERSON OR ENTITY. NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THIS PRODUCT OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES. NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THIS PRODUCT TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THIS PRODUCT IS REDEEMABLE. FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THIS PRODUCT OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THIS PRODUCT. ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE PRODUCT, OWNERS OF THE PRODUCT, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. No purchaser, seller or holder of the Brighthouse Shield Level Pay Plus® II Advisory Annuity, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this security without first contacting MSCI to determine whether MSCI’s permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.
Brighthouse Shield Level Pay Plus II Advisory | SP 500 Index | Index-Linked Option Index Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Index Risk [Text Block]	S&P 500® Index. This Index is composed of equity securities issued by large-capitalization (“large cap”) U.S. companies. In general, it is more difficult for large-cap companies to pivot their strategies quickly in response to changes in their industry. In addition, because they typically are more well-established, it is rare to see large-cap companies have the high growth rates that can be seen with successful small-capitalization (“small cap”) companies.
Brighthouse Shield Level Pay Plus II Advisory | SP 500 Index | Cap Rate Return Limit [Member] | Shield 25 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	25.00%
Index-Linked Option Available, Index Loss Limit Type	Cap Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	2.00%
Brighthouse Shield Level Pay Plus II Advisory | SP 500 Index | Cap Rate Return Limit [Member] | Shield 25 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	25.00%
Index-Linked Option Available, Index Loss Limit Type	Cap Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	8.00%
Brighthouse Shield Level Pay Plus II Advisory | SP 500 Index | Cap Rate Return Limit [Member] | Shield 15 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Cap Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	2.00%
Brighthouse Shield Level Pay Plus II Advisory | SP 500 Index | Cap Rate Return Limit [Member] | Shield 15 | Postive Return [Member] | Point To Point 3 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Cap Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	6.00%
Brighthouse Shield Level Pay Plus II Advisory | SP 500 Index | Cap Rate Return Limit [Member] | Shield 15 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Cap Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	8.00%
Brighthouse Shield Level Pay Plus II Advisory | SP 500 Index | Cap Rate Return Limit [Member] | Shield 10 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Cap Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	2.00%
Brighthouse Shield Level Pay Plus II Advisory | SP 500 Index | Cap Rate Return Limit [Member] | Shield 10 | Postive Return [Member] | Point To Point 3 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Cap Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	6.00%
Brighthouse Shield Level Pay Plus II Advisory | SP 500 Index | Cap Rate Return Limit [Member] | Shield 10 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Cap Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	8.00%
Brighthouse Shield Level Pay Plus II Advisory | SP 500 Index | Step Rate | Shield 15 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Step Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	2.00%
Brighthouse Shield Level Pay Plus II Advisory | SP 500 Index | Step Rate | Shield 15 | Postive Return [Member] | Point To Point 2 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Index
Index-Linked Option Available, Crediting Period	2 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Step Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	3.00%
Brighthouse Shield Level Pay Plus II Advisory | SP 500 Index | Step Rate | Shield 10 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Step Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	2.00%
Brighthouse Shield Level Pay Plus II Advisory | SP 500 Index | Step Rate | Shield 10 | Postive Return [Member] | Point To Point 2 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Index
Index-Linked Option Available, Crediting Period	2 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Step Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	3.00%
Brighthouse Shield Level Pay Plus II Advisory | SP 500 Index | Edge Rate | Shield 15 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Edge Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	2.00%
Brighthouse Shield Level Pay Plus II Advisory | SP 500 Index | Edge Rate | Shield 15 | Postive Return [Member] | Point To Point 2 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Index
Index-Linked Option Available, Crediting Period	2 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Edge Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	3.00%
Brighthouse Shield Level Pay Plus II Advisory | SP 500 Index | Edge Rate | Shield 10 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Edge Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	2.00%
Brighthouse Shield Level Pay Plus II Advisory | SP 500 Index | Edge Rate | Shield 10 | Postive Return [Member] | Point To Point 2 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Index
Index-Linked Option Available, Crediting Period	2 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Edge Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	3.00%
Brighthouse Shield Level Pay Plus II Advisory | Russell 2000 Index
Index-Linked Option Details, Options Currently Offered [Line Items]
Index-Linked Option Details, Features [Text Block]	Russell 2000® Index (Price Return Index). The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]	Russell 2000® Index* * The Index is a “price return index,” not a “total return index,” and therefore does not reflect dividends declared by any of the companies in the Index. This will reduce the Index Performance and will cause the Index to underperform a direct investment in the securities composing the Index.
Annual Return [Percent]		11.29%	10.02%	15.09%	(21.56%)	13.69%	18.36%	23.72%	(12.18%)	13.14%	19.48%
Annual Return, Example Capped and Buffered [Percent]		5.00%	5.00%	5.00%	(11.56%)	5.00%	5.00%	5.00%	(2.18%)	5.00%	5.00%
Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Price Return Index Does not Reflect Dividends [Text Block]	The Index is a “price return index,” not a “total return index,” and therefore does not reflect dividends declared by any of the companies in the Index.
Index-Linked Option Details, Price Return Index Underperforms Direct Investments [Text Block]	This will reduce the Index Performance and will cause the Index to underperform a direct investment in the securities composing the Index.
Brighthouse Shield Level Pay Plus II Advisory | Russell 2000 Index | Index-Linked Option Index Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Index Risk [Text Block]	Russell 2000® Index. This Index is composed of equity securities of small-cap U.S. companies. Generally, the securities of small-cap companies are more volatile and riskier than the securities of larger companies. Small-cap companies are more likely to fail than larger companies.
Brighthouse Shield Level Pay Plus II Advisory | Russell 2000 Index | Cap Rate Return Limit [Member] | Shield 25 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Russell 2000® Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	25.00%
Index-Linked Option Available, Index Loss Limit Type	Cap Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	2.00%
Brighthouse Shield Level Pay Plus II Advisory | Russell 2000 Index | Cap Rate Return Limit [Member] | Shield 25 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Russell 2000® Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	25.00%
Index-Linked Option Available, Index Loss Limit Type	Cap Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	8.00%
Brighthouse Shield Level Pay Plus II Advisory | Russell 2000 Index | Cap Rate Return Limit [Member] | Shield 15 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Russell 2000® Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Cap Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	2.00%
Brighthouse Shield Level Pay Plus II Advisory | Russell 2000 Index | Cap Rate Return Limit [Member] | Shield 15 | Postive Return [Member] | Point To Point 3 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Russell 2000® Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Cap Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	6.00%
Brighthouse Shield Level Pay Plus II Advisory | Russell 2000 Index | Cap Rate Return Limit [Member] | Shield 15 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Russell 2000® Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Cap Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	8.00%
Brighthouse Shield Level Pay Plus II Advisory | Russell 2000 Index | Cap Rate Return Limit [Member] | Shield 10 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Russell 2000® Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Cap Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	2.00%
Brighthouse Shield Level Pay Plus II Advisory | Russell 2000 Index | Cap Rate Return Limit [Member] | Shield 10 | Postive Return [Member] | Point To Point 3 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Russell 2000® Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Cap Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	6.00%
Brighthouse Shield Level Pay Plus II Advisory | Russell 2000 Index | Cap Rate Return Limit [Member] | Shield 10 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Russell 2000® Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Cap Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	8.00%
Brighthouse Shield Level Pay Plus II Advisory | Russell 2000 Index | Step Rate | Shield 15 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Russell 2000® Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Step Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	2.00%
Brighthouse Shield Level Pay Plus II Advisory | Russell 2000 Index | Step Rate | Shield 15 | Postive Return [Member] | Point To Point 2 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Russell 2000® Index
Index-Linked Option Available, Crediting Period	2 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Step Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	3.00%
Brighthouse Shield Level Pay Plus II Advisory | Russell 2000 Index | Step Rate | Shield 10 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Russell 2000® Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Step Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	2.00%
Brighthouse Shield Level Pay Plus II Advisory | Russell 2000 Index | Step Rate | Shield 10 | Postive Return [Member] | Point To Point 2 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Russell 2000® Index
Index-Linked Option Available, Crediting Period	2 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Step Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	3.00%
Brighthouse Shield Level Pay Plus II Advisory | Russell 2000 Index | Edge Rate | Shield 15 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Russell 2000® Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Edge Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	2.00%
Brighthouse Shield Level Pay Plus II Advisory | Russell 2000 Index | Edge Rate | Shield 15 | Postive Return [Member] | Point To Point 2 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Russell 2000® Index
Index-Linked Option Available, Crediting Period	2 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Edge Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	3.00%
Brighthouse Shield Level Pay Plus II Advisory | Russell 2000 Index | Edge Rate | Shield 10 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Russell 2000® Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Edge Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	2.00%
Brighthouse Shield Level Pay Plus II Advisory | Russell 2000 Index | Edge Rate | Shield 10 | Postive Return [Member] | Point To Point 2 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Russell 2000® Index
Index-Linked Option Available, Crediting Period	2 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Edge Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	3.00%
Brighthouse Shield Level Pay Plus II Advisory | MSCI EAFE Index
Index-Linked Option Details, Options Currently Offered [Line Items]
Index-Linked Option Details, Features [Text Block]	MSCI EAFE Index (Price Return Index). The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. As of the date of this prospectus the MSCI EAFE Index consists of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Index Value and Index Performance will be calculated without any exchange rate adjustment.
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]	MSCI EAFE Index* * The Index is a “price return index,” not a “total return index,” and therefore does not reflect dividends declared by any of the companies in the Index. This will reduce the Index Performance and will cause the Index to underperform a direct investment in the securities composing the Index.
Annual Return [Percent]		27.89%	1.15%	15.03%	(16.79%)	8.78%	5.43%	18.44%	(16.14%)	21.78%	(1.88%)
Annual Return, Example Capped and Buffered [Percent]		5.00%	1.15%	5.00%	(6.79%)	5.00%	5.00%	5.00%	(6.14%)	5.00%	0.00%
Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Price Return Index Does not Reflect Dividends [Text Block]	The Index is a “price return index,” not a “total return index,” and therefore does not reflect dividends declared by any of the companies in the Index.
Index-Linked Option Details, Price Return Index Underperforms Direct Investments [Text Block]	This will reduce the Index Performance and will cause the Index to underperform a direct investment in the securities composing the Index.
Brighthouse Shield Level Pay Plus II Advisory | MSCI EAFE Index | Index-Linked Option Index Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Index Risk [Text Block]	MSCI EAFE Index. The MSCI EAFE Index is comprised of equity securities of large- and mid-capitalization (“mid-cap”) companies and it is designed to measure the equity market performance of developed markets, including countries in Europe, Australia, and the Far East. In general, large-cap companies may be unable to respond quickly in response to changes in their industry and new competitive challenges and may not be able to attain the high growth rates of successful smaller companies. The securities of mid-cap companies may be more volatile and may involve more risk than the securities of larger companies. Securities issued by non-U.S. companies (including related depositary receipts) are subject to the risks related to investments in foreign markets (e.g., increased price volatility; changing currency exchange rates; and greater political, regulatory, and economic uncertainty).
Brighthouse Shield Level Pay Plus II Advisory | MSCI EAFE Index | Cap Rate Return Limit [Member] | Shield 25 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	MSCI EAFE Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	25.00%
Index-Linked Option Available, Index Loss Limit Type	Cap Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	2.00%
Brighthouse Shield Level Pay Plus II Advisory | MSCI EAFE Index | Cap Rate Return Limit [Member] | Shield 25 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	MSCI EAFE Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	25.00%
Index-Linked Option Available, Index Loss Limit Type	Cap Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	8.00%
Brighthouse Shield Level Pay Plus II Advisory | MSCI EAFE Index | Cap Rate Return Limit [Member] | Shield 15 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	MSCI EAFE Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Cap Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	2.00%
Brighthouse Shield Level Pay Plus II Advisory | MSCI EAFE Index | Cap Rate Return Limit [Member] | Shield 15 | Postive Return [Member] | Point To Point 3 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	MSCI EAFE Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Cap Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	6.00%
Brighthouse Shield Level Pay Plus II Advisory | MSCI EAFE Index | Cap Rate Return Limit [Member] | Shield 15 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	MSCI EAFE Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Cap Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	8.00%
Brighthouse Shield Level Pay Plus II Advisory | MSCI EAFE Index | Cap Rate Return Limit [Member] | Shield 10 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	MSCI EAFE Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Cap Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	2.00%
Brighthouse Shield Level Pay Plus II Advisory | MSCI EAFE Index | Cap Rate Return Limit [Member] | Shield 10 | Postive Return [Member] | Point To Point 3 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	MSCI EAFE Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Cap Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	6.00%
Brighthouse Shield Level Pay Plus II Advisory | MSCI EAFE Index | Cap Rate Return Limit [Member] | Shield 10 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	MSCI EAFE Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Cap Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	8.00%
Brighthouse Shield Level Pay Plus II Advisory | MSCI EAFE Index | Step Rate | Shield 15 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	MSCI EAFE Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Step Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	2.00%
Brighthouse Shield Level Pay Plus II Advisory | MSCI EAFE Index | Step Rate | Shield 15 | Postive Return [Member] | Point To Point 2 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	MSCI EAFE Index
Index-Linked Option Available, Crediting Period	2 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Step Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	3.00%
Brighthouse Shield Level Pay Plus II Advisory | MSCI EAFE Index | Step Rate | Shield 10 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	MSCI EAFE Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Step Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	2.00%
Brighthouse Shield Level Pay Plus II Advisory | MSCI EAFE Index | Step Rate | Shield 10 | Postive Return [Member] | Point To Point 2 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	MSCI EAFE Index
Index-Linked Option Available, Crediting Period	2 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Step Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	3.00%
Brighthouse Shield Level Pay Plus II Advisory | MSCI EAFE Index | Edge Rate | Shield 15 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	MSCI EAFE Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Edge Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	2.00%
Brighthouse Shield Level Pay Plus II Advisory | MSCI EAFE Index | Edge Rate | Shield 15 | Postive Return [Member] | Point To Point 2 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	MSCI EAFE Index
Index-Linked Option Available, Crediting Period	2 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Edge Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	3.00%
Brighthouse Shield Level Pay Plus II Advisory | MSCI EAFE Index | Edge Rate | Shield 10 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	MSCI EAFE Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Edge Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	2.00%
Brighthouse Shield Level Pay Plus II Advisory | MSCI EAFE Index | Edge Rate | Shield 10 | Postive Return [Member] | Point To Point 2 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	MSCI EAFE Index
Index-Linked Option Available, Crediting Period	2 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Edge Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	3.00%
Brighthouse Shield Level Pay Plus II Advisory | Nasdaq-100 Index
Index-Linked Option Details, Options Currently Offered [Line Items]
Index-Linked Option Details, Features [Text Block]	Nasdaq-100 Index® (Price Return Index). The Nasdaq-100 Index® includes 100 of the largest domestic and international non-financial securities listed on the Nasdaq Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. It does not contain securities of financial companies including investment companies.
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]	Nasdaq-100 Index® * * The Index is a “price return index,” not a “total return index,” and therefore does not reflect dividends declared by any of the companies in the Index. This will reduce the Index Performance and will cause the Index to underperform a direct investment in the securities composing the Index.
Annual Return [Percent]		20.17%	24.88%	53.81%	(32.97%)	26.63%	47.58%	37.96%	(1.04%)	31.52%	5.89%
Annual Return, Example Capped and Buffered [Percent]		5.00%	5.00%	5.00%	(22.97%)	5.00%	5.00%	5.00%	0.00%	5.00%	5.00%
Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Price Return Index Does not Reflect Dividends [Text Block]	The Index is a “price return index,” not a “total return index,” and therefore does not reflect dividends declared by any of the companies in the Index.
Index-Linked Option Details, Price Return Index Underperforms Direct Investments [Text Block]	This will reduce the Index Performance and will cause the Index to underperform a direct investment in the securities composing the Index.
Index-Linked Option Details, Maturity [Line Items]
Index-Linked Option Details, Other Material Features [Text Block]	Nasdaq, Inc. requires that the following disclaimer be included in this prospectus: Brighthouse Shield Level Pay Plus® II Advisory Annuity is not sponsored, endorsed, sold or promoted by Nasdaq, Inc. or its affiliates (Nasdaq, Inc. with its affiliates, are referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, Brighthouse Shield Level Pay Plus® II Advisory Annuity. The Corporations make no representation or warranty, express or implied to the owners of Brighthouse Shield Level Pay Plus® II Advisory Annuity or any member of the public regarding the advisability of investing in securities generally or in Brighthouse Shield Level Pay Plus® II Advisory Annuity particularly, or the ability of the Nasdaq-100 Index® to track general stock market performance. The Corporations' only relationship to Brighthouse Life Insurance Company (“Licensee”) is in the licensing of the Nasdaq-100 Index®, and certain trade names of the Corporations and the use of the Nasdaq-100 Index® which is determined, composed and calculated by Nasdaq® without regard to Licensee or Brighthouse Shield Level Pay Plus® II Advisory Annuity. Nasdaq® has no obligation to take the needs of the Licensee or the owners of Brighthouse Shield Level Pay Plus® II Advisory Annuity into consideration in determining, composing or calculating the Nasdaq-100 Index®. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of Brighthouse Shield Level Pay Plus® II Advisory Annuity to be issued or in the determination or calculation of the equation by which Brighthouse Shield Level Pay Plus® II Advisory Annuity is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of Brighthouse Shield Level Pay Plus® II Advisory Annuity. THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF NASDAQ-100 INDEX® OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF BRIGHTHOUSE SHIELD LEVEL PAY PLUS® II ADVISORY ANNUITY, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX® OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX® OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.
Brighthouse Shield Level Pay Plus II Advisory | Nasdaq-100 Index | Index-Linked Option Index Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Index Risk [Text Block]	Nasdaq-100 Index®. The Nasdaq-100® Index is comprised of equity securities of the largest U.S. and non-U.S. companies listed on The Nasdaq Stock Market across all major industry groups except the financial industry. To the extent that the Nasdaq-100® Index is comprised of securities issued by companies in a particular sector, that company’s securities may not perform as well as companies in other sectors or the market as a whole. Any component securities issued by non-U.S. companies (including related depositary receipts) are subject to the risks related to investments in foreign markets (e.g., increased price volatility; changing currency exchange rates; and greater political, regulatory, and economic uncertainty).
Brighthouse Shield Level Pay Plus II Advisory | Nasdaq-100 Index | Cap Rate Return Limit [Member] | Shield 25 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Nasdaq-100 Index®
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	25.00%
Index-Linked Option Available, Index Loss Limit Type	Cap Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	2.00%
Brighthouse Shield Level Pay Plus II Advisory | Nasdaq-100 Index | Cap Rate Return Limit [Member] | Shield 25 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Nasdaq-100 Index®
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	25.00%
Index-Linked Option Available, Index Loss Limit Type	Cap Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	8.00%
Brighthouse Shield Level Pay Plus II Advisory | Nasdaq-100 Index | Cap Rate Return Limit [Member] | Shield 15 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Nasdaq-100 Index®
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Cap Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	2.00%
Brighthouse Shield Level Pay Plus II Advisory | Nasdaq-100 Index | Cap Rate Return Limit [Member] | Shield 15 | Postive Return [Member] | Point To Point 3 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Nasdaq-100 Index®
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Cap Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	6.00%
Brighthouse Shield Level Pay Plus II Advisory | Nasdaq-100 Index | Cap Rate Return Limit [Member] | Shield 15 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Nasdaq-100 Index®
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Cap Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	8.00%
Brighthouse Shield Level Pay Plus II Advisory | Nasdaq-100 Index | Cap Rate Return Limit [Member] | Shield 10 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Nasdaq-100 Index®
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Cap Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	2.00%
Brighthouse Shield Level Pay Plus II Advisory | Nasdaq-100 Index | Cap Rate Return Limit [Member] | Shield 10 | Postive Return [Member] | Point To Point 3 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Nasdaq-100 Index®
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Cap Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	6.00%
Brighthouse Shield Level Pay Plus II Advisory | Nasdaq-100 Index | Cap Rate Return Limit [Member] | Shield 10 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Nasdaq-100 Index®
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Cap Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	8.00%
Brighthouse Shield Level Pay Plus II Advisory | Nasdaq-100 Index | Step Rate | Shield 15 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Nasdaq-100 Index®
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Step Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	2.00%
Brighthouse Shield Level Pay Plus II Advisory | Nasdaq-100 Index | Step Rate | Shield 15 | Postive Return [Member] | Point To Point 2 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Nasdaq-100 Index®
Index-Linked Option Available, Crediting Period	2 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Step Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	3.00%
Brighthouse Shield Level Pay Plus II Advisory | Nasdaq-100 Index | Step Rate | Shield 10 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Nasdaq-100 Index®
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Step Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	2.00%
Brighthouse Shield Level Pay Plus II Advisory | Nasdaq-100 Index | Step Rate | Shield 10 | Postive Return [Member] | Point To Point 2 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Nasdaq-100 Index®
Index-Linked Option Available, Crediting Period	2 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Step Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	3.00%
Brighthouse Shield Level Pay Plus II Advisory | Nasdaq-100 Index | Edge Rate | Shield 15 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Nasdaq-100 Index®
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Edge Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	2.00%
Brighthouse Shield Level Pay Plus II Advisory | Nasdaq-100 Index | Edge Rate | Shield 15 | Postive Return [Member] | Point To Point 2 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Nasdaq-100 Index®
Index-Linked Option Available, Crediting Period	2 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Edge Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	3.00%
Brighthouse Shield Level Pay Plus II Advisory | Nasdaq-100 Index | Edge Rate | Shield 10 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Nasdaq-100 Index®
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Edge Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	2.00%
Brighthouse Shield Level Pay Plus II Advisory | Nasdaq-100 Index | Edge Rate | Shield 10 | Postive Return [Member] | Point To Point 2 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Nasdaq-100 Index®
Index-Linked Option Available, Crediting Period	2 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Edge Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	3.00%